MERCANTILE MUTUAL FUNDS, INC.
PROSPECTUS
MARCH 31, 1999

MONEY MARKET PORTFOLIOS

Treasury Money Market Portfolio
Money Market Portfolio
Tax-Exempt Money Market Portfolio

TAXABLE BOND PORTFOLIOS

U.S. Government Securities Portfolio
Intermediate Corporate Bond Portfolio
Bond Index Portfolio
Government & Corporate Bond Portfolio

TAX-EXEMPT BOND PORTFOLIOS

Short-Intermediate Municipal Portfolio
Missouri Tax-Exempt Bond Portfolio
National Municipal Bond Portfolio

STOCK PORTFOLIOS

Balanced Portfolio
Equity Income Portfolio
Equity Index Portfolio
Growth & Income Equity Portfolio
Growth Equity Portfolio
Small Cap Equity Portfolio
Small Cap Equity Index Portfolio
International Equity Portfolio

Trust Shares and Trust II Shares


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved any shares of these Portfolios or determined if this prospectus is truthful or complete. Anyone who tells you otherwise is committing a criminal offense.

                                                RISK/RETURN SUMMARY

                                        LOGO
                                        LOGO
                                                  3  Overview
                                                  5  Treasury Money Market Portfolio
                                                  8  Money Market Portfolio
                                                 11  Tax-Exempt Money Market Portfolio
                                                 14  U.S. Government Securities Portfolio
                                                 17  Intermediate Corporate Bond Portfolio
                                                 21  Bond Index Portfolio
                                                 24  Government & Corporate Bond Portfolio
                                                 28  Short-Intermediate Municipal Portfolio
                                                 32  Missouri Tax-Exempt Bond Portfolio
                                                 36  National Municipal Bond Portfolio
                                                 40  Balanced Portfolio
                                                 44  Equity Income Portfolio
                                                 47  Equity Index Portfolio
                                                 50  Growth & Income Equity Portfolio
                                                 53  Growth Equity Portfolio
                                                 56  Small Cap Equity Portfolio
                                                 59  Small Cap Equity Index Portfolio
                                                 61  International Equity Portfolio
                                                 64  Additional Information on Risk

                                                YOUR ACCOUNT

                                        LOGO
                                        LOGO
                                                 65  Explanation of Sales Price
                                                 66  How to Buy Shares
                                                 67  How to Sell Shares
                                                 68  How to Exchange Shares
                                                 68  Administrative Services Fees
                                                 68  General Transaction Policies

                                                DISTRIBUTIONS AND TAXES

                                        LOGO
                                        LOGO
                                                 69  Dividends and Distributions
                                                 70  Taxation

                                                MANAGEMENT OF THE FUND

                                        LOGO
                                        LOGO
                                                 72  The Adviser

                                                FINANCIAL HIGHLIGHTS

                                        LOGO
                                        LOGO
                                                 73  Introduction
                                                 74  Financial Highlights

                                                                               2
                                                                        CONTENTS


                                      This prospectus describes Trust Shares and Trust II Shares of eighteen investment portfolios (the "Portfolios") offered by Mercantile Mutual Funds, Inc. (the "Fund"). The Fund was
                                      formerly known as The ARCH Fund(R), Inc. On the following
                                      pages, you will find important information about each
                                      Portfolio, including:
                                      - A description of the Portfolio's investment objective
                                      (sometimes referred to as its goal);
                                      - The Portfolio's principal investment strategies (the steps it takes to try to meet its goal);
                                      - The principal risks associated with the Portfolio (factors that may prevent it from meeting its goal);
                                      - The Portfolio's past performance (how successful it's been in meeting its goal); and
                                      - The fees and expenses you pay as an investor in the
                                      Portfolio.

    WHO MAY WANT TO INVEST IN         The Treasury Money Market Portfolio may be appropriate for
    THE PORTFOLIOS?                   investors who want a way to earn money market returns from
                                      U.S. Treasury obligations that are generally exempt from
                                      state and local taxes. The Money Market Portfolio may be
                                      appropriate for investors who want a flexible and convenient way to manage cash while earning money market returns. The
                                      Tax-Exempt Money Market Portfolio may be appropriate for
                                      investors who want a way to earn money market returns that are generally exempt from federal income tax.
                                      The Taxable Bond Portfolios may be appropriate for investors who seek current income from their investments greater than that normally available from a money market fund and can
                                      accept fluctuations in price and yield. The Portfolios may
                                      NOT be appropriate for investors who are investing for
                                      long-term capital appreciation.
                                      The Tax-Exempt Bond Portfolios may be appropriate for
                                      investors who are looking for income that is exempt from
                                      federal income tax and who can accept fluctuations in price and yield. The Missouri Tax-Exempt Bond Portfolio is best
                                      suited to Missouri residents who are also looking for income that is exempt from Missouri state income tax. The
                                      Portfolios, as well as the Tax-Exempt Money Market
                                      Portfolio, are NOT appropriate investments for tax-deferred retirement accounts, such as IRAs, because their returns
                                      before taxes are generally lower than those of taxable
                                      funds.

 logo
 logo   Q
             RISK/RETURN SUMMARY                                 OVERVIEW

 3
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

                                      The Stock Portfolios may be appropriate for investors who
                                      seek capital growth over the long term and are comfortable with the risks of stock markets. The Portfolios may NOT be appropriate for investors who are investing for short-term goals or are mainly seeking current income.
                                      Before investing in a Portfolio, you should carefully
                                      consider:
                                      - Your own investment goals
                                      - The amount of time you are willing to leave your money
                                      invested
                                      - How much risk you are willing to take.

    THE INVESTMENT ADVISER            Mississippi Valley Advisors Inc. ("MVA" or the "Adviser")
                                      serves as the investment adviser to each Portfolio. Founded in 1987, MVA is a subsidiary of Mercantile Bancorporation
                                      Inc., a regional banking and financial services
                                      organization, and has its main office at One Mercantile
                                      Center, Seventh and Washington Streets, St. Louis, Missouri
                                      63101. As of December 31, 1998, MVA had approximately $9.9 billion in assets under management, including the Fund's
                                      assets, which were approximately $4.3 billion.

                                      An investment in the Portfolios is not a Mercantile Bank
                                      deposit and is not insured or guaranteed by the Federal
                                      Deposit Insurance Corporation or any other government
                                      agency. Although each of the Money Market Portfolios seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolios.
                                      You could also lose money by investing in one of the Taxable
                                      Bond, Tax-Exempt Bond or Stock Portfolios.

   RISK/RETURN SUMMARY                                           OVERVIEW

                                                                               4
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

   MONEY MARKET
   INSTRUMENTS are
   short-term obligations
   issued by banks,
   corporations, the U.S.
   Government and state
   and local governments.
   Money market
   instruments purchased
   by the Money Market
   Portfolios must meet
   strict requirements as
   to investment quality,
   maturity and
   diversification. The
   Money Market
   Portfolios generally
   do not invest in
   securities with
   maturities of more
   than 397 days and the
   average maturity of
   all securities held by
   a particular Money
   Market Portfolio must
   be 90 days or less.
   Prior to purchasing a
   money market
   instrument for one of
   the Money Market
   Portfolios, the
   Adviser must determine
   that the instrument
   carries very little
   credit risk.
 logo
 logo   Q
                                                        TREASURY MONEY
             RISK/RETURN SUMMARY                        MARKET PORTFOLIO

                                      INVESTMENT OBJECTIVE
                                      The Portfolio's investment objective is to seek a high level of current income exempt from state income tax consistent
                                      with liquidity and security of principal.
                                      PRINCIPAL INVESTMENT STRATEGIES
                                      The Portfolio invests substantially all (but not less than
                                      65%) of its total assets in money market instruments issued by the U.S. Treasury and certain U.S. Government agencies
                                      and instrumentalities that provide income that is generally not subject to state income tax.

                                      PRINCIPAL RISK CONSIDERATIONS
                                      The yield paid by the Portfolio will vary with changes in
                                      interest rates.
                                      Although U.S. Government securities, particularly U.S.
                                      Treasury obligations, have historically involved little
                                      risk, if an issuer fails to pay interest or repay principal, the value of your investment could decline.
                                      The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may
                                      advance the Portfolio's investment objective. It is
                                      possible, however, that these evaluations will prove to be inaccurate.
                                      There's no guarantee the Portfolio will be able to preserve the value of your investment at $1.00 per share.

 5
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

   RETURN HISTORY
   The bar chart and table on
   this page show the
   Portfolio's annual returns
   and long-term performance,
   thereby giving some
   indication of the risk of
   investing in the Portfolio.
   The bar chart shows how the
   performance of the
   Portfolio's Trust Shares
   has varied from year to
   year. The table shows the
   Portfolio's average annual
   returns for one year, five
   years and since inception.
   Both the bar chart and
   table assume reinvestment
   of all dividends and
   distributions. The
   Portfolio's past
   performance does not
   necessarily indicate how it
   will perform in the future.
                                                        TREASURY MONEY
   RISK/RETURN SUMMARY                                  MARKET PORTFOLIO

                                              TRUST SHARES
                                              YEAR-BY-YEAR TOTAL RETURNS
                                              (AS OF DECEMBER 31 EACH YEAR)
                                    [STATED IN PERCENTAGES]

                                                                    TREASURY MONEY MARKET PORTFOLIO
                                                                    -------------------------------
'1992'                                                                           3.40
'93'                                                                             2.67
'94'                                                                             3.55
'95'                                                                             5.15
'96'                                                                             4.61
'97'                                                                             4.71
'98'                                                                             4.49

                                      The returns for Trust II Shares would have differed from the returns shown in the bar chart because the two classes bear different expenses.
                                              Best quarter:  1.31% for the
                                                             quarter ending
                                                             June 30, 1995
                                              Worst quarter: 0.64% for the
                                                             quarter ending
                                                             June 30, 1993

                                                     AVERAGE ANNUAL TOTAL
                                                     RETURNS for the periods
                                                     ended December 31, 1998

                                                                                              SINCE
                                            1 YEAR                  5 YEARS                 INCEPTION*
   Trust Shares                             4.49%                    4.50%                    4.03%
   Trust II Shares**                        4.52%                    4.51%                    4.04%

    * December 2, 1991.
   ** Trust II Shares of the Portfolio commenced operations on November 13,
      1998. Average annual total returns for prior periods reflect the performance of the Portfolio's Trust Shares.

   To obtain the Portfolio's current 7-day yield, please call 1-800-452-4015.

                                                                               6
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

   This example will help you
   compare the cost of
   investing in the Portfolio
   with the cost of investing
   in other mutual funds. The
   example assumes that you
   invest $10,000 for the time
   periods shown, reinvest all
   of your dividends and
   distributions, and then
   sell all of your shares at
   the end of those periods.
   The example also assumes
   that your investment has a
   5% return each year and the
   Portfolio's operating
   expenses remain the same.
   Although your actual costs
   may be higher or lower,
   based on these assumptions
   your costs would be:
                                                      TREASURY MONEY
   RISK/RETURN SUMMARY                                MARKET PORTFOLIO

                                             FEES AND EXPENSES

                                                  ANNUAL PORTFOLIO OPERATING EXPENSES
                                                  (EXPENSES THAT ARE DEDUCTED FROM THE          TRUST   TRUST II
                                                  PORTFOLIO'S ASSETS)                          SHARES   SHARES

    The table on the right shows
    the fees and expenses that you pay if
    you buy and hold Trust Shares or
    Trust II Shares of the Treasury Money
    Market Portfolio.

                                                  Management Fees                               .40%(1)   .40%(1)
                                                  Distribution (12b-1) Fees                     None      None
                                                  Other Expenses                                .56%(1)   .31%(1)
                                                  Total Annual Portfolio Operating Expenses     .96%(1)   .71%(1)

                                     (1) Management Fees, Other Expenses and
                                         Total Annual Portfolio Operating
                                         Expenses for the Portfolio's Trust
                                         Shares and Trust II Shares for the
                                         current fiscal year are expected to be
                                         less than the amounts shown above
                                         because certain of the Portfolio's
                                         service providers are voluntarily
                                         waiving a portion of their fees and/or
                                         reimbursing the Portfolio for certain
                                         other expenses. These fee waivers
                                         and/or reimbursements are being made in
                                         order to keep the annual fees and
                                         expenses for the Portfolio's Trust
                                         Shares and Trust II Shares at certain
                                         levels. MANAGEMENT FEES, OTHER EXPENSES
                                         AND TOTAL ANNUAL PORTFOLIO OPERATING
                                         EXPENSES, AFTER TAKING THESE FEE
                                         WAIVERS AND EXPENSE REIMBURSEMENTS INTO
                                         ACCOUNT, ARE EXPECTED TO BE .35%, .45%
                                         AND .80%, RESPECTIVELY, FOR TRUST
                                         SHARES, AND .35%, .20% AND .55%,
                                         RESPECTIVELY, FOR TRUST II SHARES.
                                         These fee waivers and expense
                                         reimbursements may be revised or
                                         cancelled at any time.

                                             EXAMPLE

                                                                                1        3      5        10
                                                                              YEAR   YEARS   YEARS    YEARS
                                                TRUST SHARES                  $98    $306    $531    $1,178
                                                TRUST II SHARES               $73    $227    $395    $  883

 7
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


                                      INVESTMENT OBJECTIVE
                                      The Portfolio's investment objective is to seek current
                                      income with liquidity and stability of principal.

                                      PRINCIPAL INVESTMENT STRATEGIES
                                      The Portfolio invests substantially all (but not less than
                                      80%) of its total assets in a broad range of money market
                                      instruments, including commercial paper, notes and bonds
                                      issued by U.S. and foreign corporations, obligations issued by the U.S. Government and its agencies and
                                      instrumentalities, and obligations issued by U.S. and
                                      foreign banks, such as certificates of deposit, letters of credit, bankers' acceptances and time deposits.

                                      The Portfolio will only buy a money market instrument if it has the highest short-term rating from at least two
                                      nationally recognized statistical rating organizations, such as Standard & Poor's Ratings Group or Moody's Investors
                                      Service, Inc., or only one such rating if only one
                                      organization has rated the instrument. If the money market instrument is not rated, the Adviser must determine that it is of comparable quality to eligible rated instruments.

                                      PRINCIPAL RISK CONSIDERATIONS
                                      The yield paid by the Portfolio will vary with short-term
                                      interest rates.

                                      Although credit risk is very low because the Portfolio only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your
                                      investment could decline.

                                      The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may
                                      advance the Portfolio's investment objective. It is
                                      possible, however, that these evaluations will prove to be inaccurate.

                                      There's no guarantee the Portfolio will be able to preserve the value of your investment at $1.00 per share.

 logo
 logo   Q

            MONEY MARKET PORTFOLIO
             RISK/RETURN SUMMARY

                                                                               8
-

   RETURN HISTORY
   The bar chart and table on
   this page show the
   Portfolio's annual returns
   and long-term performance,
   thereby giving some
   indication of the risk of
   investing in the Portfolio.
   The bar chart shows how the
   performance of the
   Portfolio's Trust Shares
   has varied from year to
   year. The table shows the
   Portfolio's average annual
   returns for one year, five
   years and since inception.
   Both the bar chart and
   table assume reinvestment
   of all dividends and
   distributions. The
   Portfolio's past
   performance does not
   necessarily indicate how it
   will perform in the future.
   RISK/RETURN SUMMARY                             MONEY MARKET PORTFOLIO

                                              TRUST SHARES
                                              YEAR-BY-YEAR TOTAL RETURNS
                                              (AS OF DECEMBER 31 EACH YEAR)
                                    [STATED IN PERCENTAGES]

                                                                        MONEY MARKET PORTFOLIO
                                                                        ----------------------
'1991'                                                                           5.67
'92'                                                                             3.30
'93'                                                                             2.71
'94'                                                                             3.76
'95'                                                                             5.55
'96'                                                                             4.95
'97'                                                                             5.09
'98'                                                                             5.02

                                      The returns for Trust II Shares would have differed from the returns shown in the bar chart because the two classes bear different expenses.
                                              Best quarter:  2.36% for the
                                                             quarter ending
                                                             June 30, 1989
                                              Worst quarter: 0.66% for the
                                                             quarter ending
                                                             June 30, 1993

                                                     AVERAGE ANNUAL TOTAL
                                                     RETURNS
                                                     for the periods ended
                                                     December 31, 1998

                                                                                              SINCE
                                            1 YEAR                  5 YEARS                 INCEPTION*
   Trust Shares                             5.02%                    4.87%                    5.50%
   Trust II Shares**                        5.06%                    4.88%                    5.50%

    * December 1, 1990.
   ** Trust II Shares of the Portfolio commenced operations on November 10,
      1998. Average annual total returns for prior periods reflect the performance of the Portfolio's Trust Shares.

   To obtain the Portfolio's current 7-day yield, please call 1-800-452-4015.

 9
-

   This example will help you
   compare the cost of
   investing in the Portfolio
   with the cost of investing
   in other mutual funds. The
   example assumes that you
   invest $10,000 for the time
   periods shown, reinvest all
   of your dividends and
   distributions, and then
   sell all of your shares at
   the end of those periods.
   The example also assumes
   that your investment has a
   5% return each year and the
   Portfolio's operating
   expenses remain the same.
   Although your actual costs
   may be higher or lower,
   based on these assumptions
   your costs would be:
   RISK/RETURN SUMMARY                             MONEY MARKET PORTFOLIO

                                             FEES AND EXPENSES

                                                  ANNUAL PORTFOLIO OPERATING
                                                  EXPENSES
                                                  (EXPENSES THAT ARE DEDUCTED FROM    TRUST       TRUST II
                                                  THE PORTFOLIO'S ASSETS)            SHARES       SHARES

    The table on the right shows
    the fees and expenses that you pay
    if you buy and hold Trust Shares or
    Trust II Shares of the Money
    Market Portfolio.

                                                  Management Fees                     .40%(1)       .40%(1)
                                                  Distribution (12b-1) Fees           None          None
                                                  Other Expenses                      .53%(1)       .31%(1)
                                                  Total Annual Portfolio Operating
                                                  Expenses                            .93%(1)       .71%(1)

                                     (1) Management Fees, Other Expenses and
                                         Total Annual Portfolio Operating
                                         Expenses for the Portfolio's Trust
                                         Shares and Trust II Shares for the
                                         current fiscal year are expected to be
                                         less than the amounts shown above
                                         because certain of the Portfolio's
                                         service providers are voluntarily
                                         waiving a portion of their fees and/or
                                         reimbursing the Portfolio for certain
                                         other expenses. These fee waivers
                                         and/or reimbursements are being made in
                                         order to keep the annual fees and
                                         expenses for the Portfolio's Trust
                                         Shares and Trust II Shares at certain
                                         levels. MANAGEMENT FEES, OTHER EXPENSES
                                         AND TOTAL ANNUAL PORTFOLIO OPERATING
                                         EXPENSES, AFTER TAKING THESE FEE
                                         WAIVERS AND EXPENSE REIMBURSEMENTS INTO
                                         ACCOUNT, ARE EXPECTED TO BE .35%, .44%
                                         AND .79%, RESPECTIVELY, FOR TRUST
                                         SHARES AND .35%, .19% AND .54%,
                                         RESPECTIVELY, FOR TRUST II SHARES.
                                         These fee waivers and expense
                                         reimbursements may be revised or
                                         cancelled at any time.

                                             EXAMPLE

                                                                                  1        3      5        10
                                                                                YEAR   YEARS   YEARS    YEARS
                                                  TRUST SHARES                  $95    $296    $515    $1,143
                                                  TRUST II SHARES               $73    $227    $395    $  883

                                                                              10
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

   WHAT ARE MUNICIPAL
   SECURITIES?

   State and local
   governments issue
   municipal securities
   to raise money to
   finance public works,
   to repay outstanding
   obligations, to raise
   funds for general
   operating expenses and
   to make loans to other
   public institutions.
   Some municipal
   securities, known as
   private activity
   bonds, are backed by
   private entities and
   are used to finance
   various non-public
   projects. Municipal
   securities, which can
   be issued as bonds,
   notes or commercial
   paper, usually have
   fixed interest rates,
   although some have
   interest rates that
   change from time to
   time.
 logo
 logo   Q
               TAX-EXEMPT MONEY
               MARKET PORTFOLIO
             RISK/RETURN SUMMARY


                                      INVESTMENT OBJECTIVE
                                      The Portfolio's investment objective is to seek as high a
                                      level of current interest income exempt from federal income tax as is consistent with liquidity and stability of
                                      principal.

                                      PRINCIPAL INVESTMENT STRATEGIES
                                      The Portfolio normally invests at least 80% of its total
                                      assets in short-term municipal securities that pay interest which is exempt from federal income tax. Municipal
                                      securities purchased by the Portfolio may include general
                                      obligation securities, revenue securities and private
                                      activity bonds. General obligation securities are secured by the issuer's full faith, credit and taxing power. Revenue
                                      securities are usually payable only from revenues derived
                                      from specific facilities or revenue sources. Private
                                      activity bonds are usually revenue obligations since they
                                      are typically payable by the private user of the facilities financed by the bonds. The interest on private activity
                                      bonds may be subject to the federal alternative minimum tax.
                                      Investments in private activity bonds will not be treated as investments in municipal securities for purposes of the 80%
                                      requirement stated above.
                                      The Portfolio will only buy a municipal security if it has the highest short-term rating from at least two nationally recognized statistical rating organizations, such as
                                      Standard & Poor's Ratings Group or Moody's Investors
                                      Service, Inc., or one such rating if only one organization has rated the security. If the security is not rated, it
                                      must be determined by the Adviser to be of comparable
                                      quality.

                                      PRINCIPAL RISK CONSIDERATIONS
                                      The yield paid by the Portfolio will vary with changes in
                                      interest rates.
                                      Although credit risk is very low because the Portfolio only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your
                                      investment could decline. The ability of a state or local
                                      government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax
                                      revenues and changes in the level of federal, state or local aid. Some municipal securities are payable only from limited revenue sources or by private entities.
                                      The Portfolio is not diversified, which means that it can
                                      invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one
                                      investment held by the Portfolio may affect the overall
                                      value of the Portfolio more than it would affect a
                                      diversified portfolio.
                                      The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may
                                      advance the Portfolio's investment objective. It is
                                      possible, however, that these evaluations will prove to be inaccurate.
                                      There's no guarantee the Portfolio will be able to preserve the value of your investment at $1.00 per share.

 11
-

   RETURN HISTORY+
   The bar chart and table on
   this page show the
   Portfolio's annual returns
   and long-term performance,
   thereby giving some
   indication of the risk of
   investing in the Portfolio.
   The bar chart shows how the
   performance of the
   Portfolio's Trust Shares
   has varied from year to
   year. The table shows the
   Portfolio's average annual
   returns for one year, five
   years and since inception.
   Both the bar chart and
   table assume reinvestment
   of all dividends and
   distributions. The
   Portfolio's past
   performance does not
   necessarily indicate how it
   will perform in the future.
     TAX-EXEMPT MONEY
     MARKET PORTFOLIO
   RISK/RETURN SUMMARY

                                              TRUST SHARES
                                              YEAR-BY-YEAR TOTAL RETURNS
                                              (AS OF DECEMBER 31 EACH YEAR)
                                    [STATED IN PERCENTAGES]

                                                                   TAX-EXEMPT MONEY MARKET PORTFOLIO
                                                                   ---------------------------------
'1991'                                                                           4.05
'92'                                                                             2.51
'93'                                                                             1.98
'94'                                                                             2.37
'95'                                                                             3.27
'96'                                                                             3.00
'97'                                                                             3.09
'98'                                                                             2.86

                                      The returns for Trust II Shares would have differed from the returns shown in the bar chart because the two classes bear different expenses.
                                              Best quarter:  1.38% for the
                                                             quarter ending
                                                             December 31, 1990
                                              Worst quarter: 0.45% for the
                                                             quarter ending
                                                             March 31, 1994

                                                     AVERAGE ANNUAL TOTAL
                                                     RETURNS
                                                     for the periods ended
                                                     December 31, 1998

                                                                                              SINCE
                                            1 YEAR                  5 YEARS                 INCEPTION*
   Trust Shares                             2.86%                    2.92%                    3.60%
   Trust II Shares**                        2.89%                    2.93%                    3.60%

    + The Portfolio commenced operations on July 10, 1986 as a separate investment portfolio (the "Predecessor Portfolio") of The ARCH Tax-Exempt Trust. On October 2, 1995, the Predecessor Portfolio was reorganized as a new portfolio of the Fund. Prior to the reorganization, the Predecessor Portfolio offered and sold shares that were similar to the Fund's Trust Shares. Total returns for periods prior to October 2, 1995 reflect the performance of the Predecessor Portfolio.
    * September 28, 1990.
   ** Trust II Shares of the Portfolio commenced operations on November 16,
      1998. Average annual total returns for prior periods reflect the performance of the Portfolio's Trust Shares.

   To obtain the Portfolio's current 7-day yield, please call 1-800-452-4015.

                                                                              12
-

   This example will help you
   compare the cost of
   investing in the Portfolio
   with the cost of investing
   in other mutual funds. The
   example assumes that you
   invest $10,000 for the time
   periods shown, reinvest all
   of your dividends and
   distributions, and then
   sell all of your shares at
   the end of those periods.
   The example also assumes
   that your investment has a
   5% return each year and the
   Portfolio's operating
   expenses remain the same.
   Although your actual costs
   may be higher or lower,
   based on these assumptions
   your costs would be:
     TAX-EXEMPT MONEY
     MARKET PORTFOLIO
   RISK/RETURN SUMMARY

                                             FEES AND EXPENSES

                                                  ANNUAL PORTFOLIO OPERATING
                                                  EXPENSES
                                                  (EXPENSES THAT ARE DEDUCTED FROM        TRUST   TRUST II
                                                  THE PORTFOLIO'S ASSETS)                SHARES     SHARES

    The table on the right shows
    the fees and expenses that you pay
    if you buy and hold Trust Shares or
    Trust II Shares of the Tax-Exempt
    Money Market Portfolio.

                                                  Management Fees                       .40%(1)       .40%(1)
                                                  Distribution (12b-1) Fees             None          None
                                                  Other Expenses                        .44%          .22%(1)
                                                  Total Annual Portfolio Operating
                                                  Expenses                              .84%(1)       .62%(1)

                                     (1) Management Fees and Total Annual
                                         Portfolio Operating Expenses for the
                                         Portfolio's Trust Shares and Management
                                         Fees, Other Expenses and Total Annual
                                         Portfolio Operating Expenses for the
                                         Portfolio's Trust II Shares for the
                                         current fiscal year are expected to be
                                         less than the amounts shown above
                                         because certain of the Portfolio's
                                         service providers are voluntarily
                                         waiving a portion of their fees and/or
                                         reimbursing the Portfolio for certain
                                         other expenses. These fee waivers
                                         and/or reimbursements are being made in
                                         order to keep the annual fees and
                                         expenses for the Portfolio's Trust
                                         Shares and Trust II Shares at certain
                                         levels. MANAGEMENT FEES AND TOTAL
                                         ANNUAL PORTFOLIO OPERATING EXPENSES,
                                         AFTER TAKING THESE FEE WAIVERS AND
                                         EXPENSE REIMBURSEMENTS INTO ACCOUNT,
                                         ARE EXPECTED TO BE .35% AND .79%,
                                         RESPECTIVELY, FOR TRUST SHARES.
                                         MANAGEMENT FEES, OTHER EXPENSES AND
                                         TOTAL ANNUAL PORTFOLIO OPERATING
                                         EXPENSES, AFTER TAKING THESE FEE
                                         WAIVERS AND EXPENSE REIMBURSEMENTS INTO
                                         ACCOUNT, ARE EXPECTED TO BE .35%, .19%
                                         AND .54%, RESPECTIVELY, FOR TRUST II
                                         SHARES. These fee waivers and expense
                                         reimbursements may be revised or
                                         cancelled at any time.

                                             EXAMPLE

                                                                               1        3      5        10
                                                                             YEAR   YEARS   YEARS    YEARS
                                                TRUST SHARES                 $86    $268    $466    $1,037
                                                TRUST II SHARES              $63    $199    $346    $  774

 13
-

   REPURCHASE AGREEMENTS
   are transactions in
   which a Portfolio buys
   securities from a
   seller (usually a bank
   or broker-dealer) who
   agrees to buy them
   back from the
   Portfolio on a certain
   date and at a certain
   price.

   MORTGAGE-BACKED
   SECURITIES are
   certificates
   representing ownership
   interests in a pool of
   mortgage loans, and
   include those issued
   by the Government
   National Mortgage
   Association ("Ginnie
   Maes"), the Federal
   National Mortgage
   Association ("Fannie
   Maes") and the Federal
   Home Loan Mortgage
   Corporation ("Freddie
   Macs").

   PORTFOLIO MANAGER

   David A. Bethke is the
   person primarily
   responsible for the
   day-to-day management
   of the Portfolio. Mr.
   Bethke, Senior
   Associate, joined MVA
   in 1987 and has eight
   years of prior
   investment experience.
   He has managed the
   Portfolio since it
   commenced operations
   in 1988.
 logo
 logo   Q
               U.S. GOVERNMENT
               SECURITIES PORTFOLIO
             RISK/RETURN SUMMARY


                                      INVESTMENT OBJECTIVE
                                      The Portfolio's investment objective is to seek a high rate of current income that is consistent with relative stability of principal.

                                      PRINCIPAL INVESTMENT STRATEGIES
                                      The Portfolio normally invests at least 65% of its total
                                      assets in debt obligations issued or guaranteed by the U.S.
                                      Government and its agencies, including U.S. Treasury bonds, notes and bills, as well as in repurchase agreements backed by such obligations. The Portfolio also invests in
                                      mortgage-backed securities issued by U.S. Government-
                                      sponsored entities such as Ginnie Maes, Fannie Maes and
                                      Freddie Macs. The remaining maturity (i.e., length of time until an obligation must be repaid) of the obligations held by the Portfolio will vary from 1 to 30 years.

                                      PRINCIPAL RISK CONSIDERATIONS
                                      The prices of debt securities tend to move in the opposite direction to interest rates. When rates are rising, the
                                      prices of debt securities tend to fall. When rates are
                                      falling, the prices of debt securities tend to rise.
                                      Generally, the longer the time until maturity, the more
                                      sensitive the price of a debt security is to interest rate changes. Changes in interest rates may also cause certain
                                      debt securities held by the Portfolio, including
                                      mortgage-backed securities, to be paid off much sooner or
                                      later than expected. In the event that a security is paid
                                      off sooner than expected because of a decline in interest
                                      rates, the Portfolio may be unable to recoup all of its
                                      initial investment and may also suffer from having to
                                      reinvest in lower-yielding securities. In the event of a
                                      later than expected payment because of a rise in interest
                                      rates, the value of the obligation will decrease, and the
                                      Portfolio may suffer from the inability to invest in
                                      higher-yielding securities.
                                      The value of debt securities also depends on the ability of issuers to make principal and interest payments. If an
                                      issuer can't meet its payment obligations, the value of its debt securities will fall. Securities issued or guaranteed by the U.S. Government and its agencies have historically
                                      involved little risk of loss of principal if held to
                                      maturity. Certain U.S. Government securities, such as Ginnie
                                      Maes, are supported by the full faith and credit of the U.S.
                                      Treasury. Others, such as Freddie Macs, are supported by the right of the issuer to borrow from the U.S. Treasury. Other securities, such as Fannie Maes, are supported by the
                                      discretionary authority of the U.S. Government to purchase certain obligations of the issuer, and still others are
                                      supported by the issuer's own credit.
                                      Repurchase agreements carry the risk that the other party
                                      may not fulfill its obligations under the agreement.
                                      The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may
                                      advance the Portfolio's investment objective. It is
                                      possible, however, that these evaluations will prove to be inaccurate.

                                                                              14
-

   RETURN HISTORY
   The bar chart and table on
   this page show the
   Portfolio's annual returns
   and long-term performance,
   thereby giving some
   indication of the risk of
   investing in the Portfolio.
   The bar chart shows how the
   performance of the
   Portfolio's Trust Shares
   has varied from year to
   year. The table shows how
   the Portfolio's average
   annual returns for one
   year, five years and since
   inception compare to those
   of a broad-based market
   index. Both the bar chart
   and table assume
   reinvestment of all
   dividends and
   distributions. The
   Portfolio's past
   performance does not
   necessarily indicate how it
   will perform in the future.

   KNOW YOUR INDEX
   THE LEHMAN BROTHERS
   INTERMEDIATE GOVERNMENT
   BOND INDEX is an unmanaged
   index which tracks the
   performance of
   intermediate-term U.S.
   Government bonds.

  U.S. GOVERNMENT
  SECURITIES PORTFOLIO
   RISK/RETURN SUMMARY

                                              TRUST SHARES
                                              YEAR-BY-YEAR TOTAL RETURNS
                                              (AS OF DECEMBER 31 EACH YEAR)
                                    [STATED IN PERCENTAGES]

                                                                 U.S. GOVERNMENT SECURITIES PORTFOLIO
                                                                 ------------------------------------
'1992'                                                                           14.27
'93'                                                                              9.10
'94'                                                                             -2.44
'95'                                                                             15.29
'96'                                                                              3.32
'97'                                                                              6.68
'98'                                                                              6.75

                                              Best quarter:  5.48% for the
                                                             quarter ending
                                                             September 30, 1991
                                              Worst quarter: -2.52% for the
                                                             quarter ending
                                                             March 31, 1994
                                                     AVERAGE ANNUAL TOTAL
                                                     RETURNS
                                                     for the periods ended
                                                     December 31, 1998

                                                                                                SINCE
                                                           1 YEAR            5 YEARS         INCEPTION*
   Trust Shares                                             6.75%             5.76%             7.76%
   Lehman Brothers Intermediate Government Bond Index       8.49%             6.45%             8.25%

   * February 1, 1991 for Trust Shares; January 31, 1991 for the Lehman Brothers Intermediate Government Bond Index.

 15
-

   This example will help you
   compare the cost of
   investing in the Portfolio
   with the cost of investing
   in other mutual funds. The
   example assumes that you
   invest $10,000 for the time
   periods shown, reinvest all
   of your dividends and
   distributions, and then
   sell all of your shares at
   the end of those periods.
   The example also assumes
   that your investment has a
   5% return each year and the
   Portfolio's operating
   expenses remain the same.
   Although your actual costs
   may be higher or lower,
   based on these assumptions
   your costs would be:
     U.S. GOVERNMENT
     SECURITIES PORTFOLIO
   RISK/RETURN SUMMARY

                                             FEES AND EXPENSES

                                                  ANNUAL PORTFOLIO OPERATING EXPENSES
                                                  (EXPENSES THAT ARE DEDUCTED FROM THE
                                                  PORTFOLIO'S ASSETS)                            TRUST SHARES

    The table on the right shows
    the fees and expenses that you pay
    if you buy and hold Trust Shares
    of the U.S. Government Securities
    Portfolio.

                                                  Management Fees                                   .45%
                                                  Distribution (12b-1) Fees                         None
                                                  Other Expenses                                    .62%(1)
                                                  Total Annual Portfolio Operating Expenses        1.07%(1)

                                     (1) Other Expenses and Total Annual
                                         Portfolio Operating Expenses for the
                                         Portfolio's Trust Shares for the
                                         current fiscal year are expected to be
                                         less than the amounts shown above
                                         because certain of the Portfolio's
                                         service providers are voluntarily
                                         waiving a portion of their fees and/or
                                         reimbursing the Portfolio for certain
                                         other expenses. These fee waivers
                                         and/or reimbursements are being made in
                                         order to keep the annual fees and
                                         expenses for the Portfolio's Trust
                                         Shares at a certain level. OTHER
                                         EXPENSES AND TOTAL ANNUAL PORTFOLIO
                                         OPERATING EXPENSES, AFTER TAKING THESE
                                         FEE WAIVERS AND EXPENSE REIMBURSEMENTS
                                         INTO ACCOUNT, ARE EXPECTED TO BE .22%
                                         AND .67%, RESPECTIVELY, FOR TRUST
                                         SHARES. These fee waivers and expense
                                         reimbursements may be revised or
                                         cancelled at any time.

                                             EXAMPLE

                                                                                1       3      5        10
                                                                             YEAR   YEARS   YEARS    YEARS
                                                TRUST SHARES                 $109   $340    $590    $1,306

                                                                              16
-

   INVESTMENT GRADE DEBT
   SECURITIES are those
   of medium credit
   quality or better as
   determined by a
   national rating
   agency, such as
   Standard & Poor's
   Ratings Group (debt
   securities rated in
   the four highest
   rating categories,
   i.e. BBB or higher)
   and Moody's Investors
   Service, Inc. (debt
   securities rated in
   the four highest
   rating categories,
   i.e. Baa or higher).
   The higher the credit
   rating, the less
   likely it is that the
   issuer of the
   securities will
   default on its
   principal and interest
   payments.

   AVERAGE WEIGHTED
   MATURITY gives you the
   average time until all
   debt securities in a
   Portfolio come due or
   mature. It is
   calculated by
   averaging the time to
   maturity of all debt
   securities held by a
   Portfolio with each
   maturity "weighted"
   according to the
   percentage of assets
   it represents.
 logo
 logo   Q
               INTERMEDIATE CORPORATE
               BOND PORTFOLIO
             RISK/RETURN SUMMARY

                                      INVESTMENT OBJECTIVE
                                      The Portfolio's investment objective is to seek as high a
                                      level of current income as is consistent with preservation of capital.
                                      PRINCIPAL INVESTMENT STRATEGIES
                                      The Portfolio normally invests at least 65% of its total
                                      assets in corporate debt obligations. These include
                                      obligations that are issued by U.S. and foreign business
                                      corporations and obligations issued by agencies,
                                      instrumentalities or authorities that are organized as
                                      corporations by the U.S., by states or political
                                      subdivisions of the U.S., or by foreign governments or
                                      political subdivisions. The Portfolio also invests in
                                      obligations issued or guaranteed by U.S. or foreign
                                      governments, their agencies and instrumentalities and in
                                      mortgage-backed securities, including Ginnie Maes, Fannie
                                      Maes and Freddie Macs.

                                      The Portfolio may only purchase investment grade debt
                                      obligations. Under normal market conditions, however, the
                                      Portfolio intends to invest at least 65% of its total assets in debt obligations rated in one of the three highest rating categories. Unrated debt obligations will be purchased only if they are determined by the Adviser to be at least
                                      comparable in quality at the time of purchase to eligible
                                      rated securities. Occasionally, the rating of a security
                                      held by the Portfolio may be downgraded below investment
                                      grade. If that happens, the Portfolio does not have to sell the security unless the Adviser determines that under the
                                      circumstances the security is no longer an appropriate
                                      investment for the Portfolio. Adviser will attempt to
                                      dispose of the security in an orderly manner, normally
                                      within 30 to 60 days.

                                      In making investment decisions, the Adviser will consider a number of factors including current yield, maturity, yield to maturity, anticipated changes in interest rates, and the overall quality of the investment. The Portfolio's average weighted maturity will generally be between three and ten
                                      years.

 17
-


                                      PRINCIPAL RISK CONSIDERATIONS
                                      The prices of debt securities tend to move in the opposite direction to interest rates. When rates are rising, the
                                      prices of debt securities tend to fall. When rates are
                                      falling, the prices of debt securities tend to rise.
                                      Generally, the longer the time until maturity, the more
                                      sensitive the price of a debt security is to interest rate changes. Changes in interest rates also may cause certain
                                      debt securities held by the Portfolio, including callable
                                      securities and mortgage-backed securities, to be paid off
                                      much sooner or later than expected. In the event that a
                                      security is paid off sooner than expected because of a
                                      decline in interest rates, the Portfolio may be unable to
                                      recoup all of its initial investment and may also suffer
                                      from having to reinvest in lower-yielding securities. In the event of a later than expected payment because of a rise in interest rates, the value of the obligation will decrease, and the Portfolio may suffer from the inability to invest in higher-yielding securities.
                                      The value of debt securities also depends on the ability of issuers to make principal and interest payments. If an
                                      issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities will
                                      fall.

                                      Foreign investments may be riskier than U.S. investments
                                      because of currency exchange rate volatility, government
                                      restrictions, different accounting standards and political instability.

                                      The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may
                                      advance the Portfolio's investment objective. It is
                                      possible, however, that these evaluations will prove to be inaccurate.

   PORTFOLIO MANAGER
   David A. Bethke is the
   person primarily
   responsible for the
   day-to-day management
   of the Portfolio. Mr.
   Bethke, Senior
   Associate, joined MVA
   in 1987 and has eight
   years of prior
   investment experience.
   He has managed the
   Portfolio since it
   commenced operations
   in 1997.
     INTERMEDIATE CORPORATE
     BOND PORTFOLIO
   RISK/RETURN SUMMARY

                                                                              18
-

   RETURN HISTORY
   The bar chart and table on
   this page show the
   Portfolio's annual returns
   and long-term performance,
   thereby giving some
   indication of the risk of
   investing in the Portfolio.
   The bar chart shows the
   performance of the
   Portfolio's Trust Shares
   during the last calendar
   year. The table shows how
   the Portfolio's average
   annual returns for one year
   and since inception compare
   to those of a broad-based
   market index. Both the bar
   chart and table assume
   reinvestment of all
   dividends and
   distributions. The
   Portfolio's past
   performance does not
   necessarily indicate how it
   will perform in the future.
   KNOW YOUR INDEX

   THE LEHMAN BROTHERS
   INTERMEDIATE
   CORPORATE BOND INDEX is an
   unmanaged index which
   tracks the
   performance of
   intermediate-term
   U.S. corporate bonds.
                                                   INTERMEDIATE CORPORATE
   RISK/RETURN SUMMARY                                     BOND PORTFOLIO

                                           TRUST SHARES
                                           YEAR-BY-YEAR TOTAL RETURNS
                                           (AS OF DECEMBER 31 EACH YEAR)
                                    [STATED IN PERCENTAGES]

                                                                 INTERMEDIATE CORPORATE BOND PORTFOLIO
                                                                 -------------------------------------
'1998'                                                                           9.01

                                                  Best quarter:  5.33% for the quarter ending
                                                                   September 30, 1998
                                                  Worst quarter: -0.13% for the quarter ending
                                                                   December 31, 1998

                                                     AVERAGE ANNUAL TOTAL
                                                     RETURNS
                                                     for the periods ended
                                                     December 31, 1998

                                                                                        SINCE
                                                               1 YEAR                 INCEPTION*
   Trust Shares                                                9.01%                    8.88%
   Lehman Brothers Intermediate Corporate Bond Index           8.29%                    8.67%

   * February 10, 1997 for Trust Shares; January 31, 1997 for the Lehman Brothers Intermediate Corporate Bond Index.

 19
-

   This example will help you
   compare the cost of
   investing in the Portfolio
   with the cost of investing
   in other mutual funds. The
   example assumes that you
   invest $10,000 for the time
   periods shown, reinvest all
   of your dividends and
   distributions, and then
   sell all of your shares at
   the end of those periods.
   The example also assumes
   that your investment has a
   5% return each year and the
   Portfolio's operating
   expenses remain the same.
   Although your actual costs
   may be higher or lower,
   based on these assumptions
   your costs would be:
     INTERMEDIATE CORPORATE
     BOND PORTFOLIO
   RISK/RETURN SUMMARY

                                             FEES AND EXPENSES

                                                  ANNUAL PORTFOLIO OPERATING EXPENSES
                                                  (EXPENSES THAT ARE DEDUCTED FROM THE
                                                  PORTFOLIO'S ASSETS)                        TRUST SHARES

    The table on the right shows the fees
    and expenses that you pay if you buy
    and hold Trust Shares of the Intermediate
    Corporate Bond Portfolio.
                                                  Management Fees                                .55%
                                                  Distribution (12b-1) Fees                      None
                                                  Other Expenses                                 .64%(1)
                                                  Total Annual Portfolio Operating Expenses     1.19%(1)

                                     (1) Other Expenses and Total Annual
                                         Portfolio Operating Expenses for the
                                         Portfolio's Trust Shares for the
                                         current fiscal year are expected to be
                                         less than the amounts shown above
                                         because certain of the Portfolio's
                                         service providers are voluntarily
                                         waiving a portion of their fees and/or
                                         reimbursing the Portfolio for certain
                                         other expenses. These fee waivers
                                         and/or reimbursements are being made in
                                         order to keep the annual fees and
                                         expenses for the Portfolio's Trust
                                         Shares at a certain level. OTHER
                                         EXPENSES AND TOTAL ANNUAL PORTFOLIO
                                         OPERATING EXPENSES, AFTER TAKING THESE
                                         FEE WAIVERS AND EXPENSE REIMBURSEMENTS
                                         INTO ACCOUNT, ARE EXPECTED TO BE .24%
                                         AND .79%, RESPECTIVELY, FOR TRUST
                                         SHARES. These fee waivers and expense
                                         reimbursements may be revised or
                                         cancelled at any time.

                                             EXAMPLE

                                                                                   1       3      5        10
                                                                                YEAR   YEARS   YEARS    YEARS
                                                  TRUST SHARES                  $121   $378    $654    $1,443

                                                                              20
-

   INDEXING is a strategy
   whereby a Portfolio
   attempts to weight its
   securities to match
   those of a broadly-
   based securities index
   in an attempt to
   approximate the
   index's performance.

   THE LEHMAN BROTHERS
   AGGREGATE BOND INDEX
   is an unmanaged index
   made up of Lehman
   Brothers'
   Government/Corporate
   Bond Index, its
   Mortgage Backed
   Securities Index and
   its Asset Backed
   Securities Index.
 logo
 logo   Q
               BOND INDEX
               PORTFOLIO
             RISK/RETURN SUMMARY


                                      INVESTMENT OBJECTIVE
                                      The Portfolio's investment objective is to seek to provide investment results that, before deduction of operating
                                      expenses, approximate the price and yield performance of
                                      U.S. Government, mortgage-backed, asset-backed and corporate debt securities as represented by the Lehman Brothers
                                      Aggregate Bond Index (the "Lehman Aggregate").
                                      The Portfolio's investment objective can be changed by the
                                      Fund's Board of Directors without shareholder approval.
                                      Shareholders will be given at least 30 days' written notice before any such change occurs.

                                      PRINCIPAL INVESTMENT STRATEGIES
                                      The Portfolio uses an "indexing" strategy through the use of computer models to approximate the investment performance of the Lehman Aggregate. The Adviser generally selects
                                      securities for the Portfolio on the basis of their
                                      weightings in the Lehman Aggregate and will only purchase a security for the Portfolio that is included in the Lehman
                                      Aggregate at the time of such purchase. Because of the large number of securities listed in the Lehman Aggregate, the
                                      Portfolio cannot invest in all of them. Instead, the
                                      Portfolio holds a representative sample of approximately 100 of the securities in the Lehman Aggregate, selecting one or two securities to represent an entire "class" or type of
                                      security in the Lehman Aggregate. The Portfolio will invest substantially all (but not less than 80%) of its total
                                      assets in securities listed in the Lehman Aggregate.

                                      PRINCIPAL RISK CONSIDERATIONS
                                      The prices of debt securities tend to move in the opposite direction to interest rates. When rates are rising, the
                                      prices of debt securities tend to fall. When rates are
                                      falling, the prices of debt securities tend to rise.
                                      Generally, the longer the time until maturity, the more
                                      sensitive the price of a debt security is to interest rate changes. Changes in interest rates also may cause certain
                                      debt securities held by the Portfolio, including callable
                                      securities and mortgage-backed securities, to be paid off
                                      much sooner or later than expected. In the event that a
                                      security is paid off sooner than expected because of a
                                      decline in interest rates, the Portfolio may be unable to
                                      recoup all of its initial investment and may also suffer
                                      from having to reinvest in lower-yielding securities. In the event of a later than expected payment because of a rise in interest rates, the value of the obligation will decrease, and the Portfolio may suffer from the inability to invest in higher-yielding securities.
                                      The value of debt securities also depends on the ability of issuers to make principal and interest payments. If an
                                      issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities will
                                      fall.
                                      There is the additional risk that the Portfolio will fail to match the investment results of the Lehman Aggregate.

 21
-

   RETURN HISTORY
   The bar chart and table on
   this page show the
   Portfolio's annual returns
   and long-term performance,
   thereby giving some
   indication of the risk of
   investing in the Portfolio.
   The bar chart shows the
   performance of the
   Portfolio's Trust Shares
   during the last calendar
   year. The table shows how
   the Portfolio's average
   annual returns for one year
   and since inception compare
   to the Lehman Aggregate.
   Both the bar chart and
   table assume reinvestment
   of all dividends and
   distributions. The
   Portfolio's past
   performance does not
   necessarily indicate how it
   will perform in the future.
     BOND INDEX
     PORTFOLIO
   RISK/RETURN SUMMARY

                                              TRUST SHARES
                                              YEAR-BY-YEAR TOTAL RETURNS
                                              (AS OF DECEMBER 31 EACH YEAR)
                                    [STATED IN PERCENTAGES]

                                                                         BOND INDEX PORTFOLIO
                                                                         --------------------
'1998'                                                                           8.93

                                              Best quarter:  6.98% for the
                                                             quarter ending
                                                             June 30, 1989
                                              Worst quarter: 0.13% for the
                                                             quarter ending
                                                             December 31, 1998
                                                     AVERAGE ANNUAL TOTAL
                                                     RETURNS
                                                     for the periods ended
                                                     December 31, 1998

                                                                                        SINCE
                                                               1 YEAR                 INCEPTION*
   Trust Shares                                                8.93%                    9.11%
   Lehman Brothers Aggregate Bond Index                        8.69%                    9.67%

   * February 10, 1997 for Trust Shares; January 31, 1997 for the Lehman Brothers Aggregate Bond Index.

                                                                              22
-

   This example will help you
   compare the cost of
   investing in the Portfolio
   with the cost of investing
   in other mutual funds. The
   example assumes that you
   invest $10,000 for the time
   periods shown, reinvest all
   of your dividends and
   distributions, and then
   sell all of your shares at
   the end of those periods.
   The example also assumes
   that your investment has a
   5% return each year and the
   Portfolio's operating
   expenses remain the same.
   Although your actual costs
   may be higher or lower,
   based on these assumptions
   your costs would be:
     BOND INDEX
     PORTFOLIO
   RISK/RETURN SUMMARY

                                             FEES AND EXPENSES

                                                  ANNUAL PORTFOLIO OPERATING EXPENSES
                                                  (EXPENSES THAT ARE DEDUCTED FROM THE
                                                  PORTFOLIO'S ASSETS)                        TRUST SHARES

    The table on the right shows the fees
    and expenses that you pay if you buy
    and hold Trust Shares of the
    Bond Index Portfolio.
                                                  Management Fees                                .30%
                                                  Distribution (12b-1) Fees                      None
                                                  Other Expenses                                 .63%(1)
                                                  Total Annual Portfolio Operating Expenses      .93%(1)

                                     (1) Other Expenses and Total Annual
                                         Portfolio Operating Expenses for the
                                         Portfolio's Trust Shares for the
                                         current fiscal year are expected to be
                                         less than the amounts shown above
                                         because certain of the Portfolio's
                                         service providers are voluntarily
                                         waiving a portion of their fees and/or
                                         reimbursing the Portfolio for certain
                                         other expenses. These fee waivers
                                         and/or reimbursements are being made in
                                         order to keep the annual fees and
                                         expenses for the Portfolio's Trust
                                         Shares at a certain level. OTHER
                                         EXPENSES AND TOTAL ANNUAL PORTFOLIO
                                         OPERATING EXPENSES, AFTER TAKING THESE
                                         FEE WAIVERS AND EXPENSE REIMBURSEMENTS
                                         INTO ACCOUNT, ARE EXPECTED TO BE .22%
                                         AND .52%, RESPECTIVELY, FOR TRUST
                                         SHARES. These fee waivers and expense
                                         reimbursements may be revised or
                                         terminated at any time.

                                             EXAMPLE

                                                                               1        3      5        10
                                                                             YEAR   YEARS   YEARS    YEARS
                                                TRUST SHARES                 $95    $296    $515    $1,143

 23
-


                                      INVESTMENT OBJECTIVE
                                      The Portfolio's investment objective is to seek the highest level of current income consistent with conservation of
                                      capital.

                                      PRINCIPAL INVESTMENT STRATEGIES
                                      The Portfolio invests substantially all of its assets in a broad range of debt obligations, including corporate
                                      obligations and U.S. Government obligations. Corporate
                                      obligations may include bonds, notes and debentures. U.S.
                                      Government obligations may include U.S. Treasury obligations and obligations of certain U.S. Government agencies. The
                                      Portfolio also invests in mortgage-backed securities,
                                      including Ginnie Maes, Fannie Maes and Freddie Macs.
                                      Although the Portfolio invests primarily in the debt
                                      obligations of U.S. issuers, it may from time to time invest in U.S. dollar-denominated debt obligations of foreign
                                      corporations and governments.

                                      The Portfolio may only purchase investment grade debt
                                      obligations, which are those rated in one of the four
                                      highest rating categories by one or more national rating
                                      agencies, such as Standard & Poor's Ratings Group or Moody's
                                      Investors Service, Inc. Under normal market conditions,
                                      however, the Portfolio intends to invest at least 65% of its total assets in debt obligations rated in one of the three highest rating categories. Unrated debt obligations will be purchased only if they are determined by the Adviser to be at least comparable in quality at the time of purchase to
                                      eligible rated securities. Occasionally, the rating of a
                                      security held by the Portfolio may be downgraded below
                                      investment grade. If that happens, the Portfolio does not
                                      have to sell the security unless the Adviser determines that under the circumstances the security is no longer an
                                      appropriate investment for the Portfolio.

                                      In making investment decisions, the Adviser considers a
                                      number of factors including credit quality, the price of the security relative to that of other securities in its sector, current yield, maturity, yield to maturity, anticipated
                                      changes in interest rates and other economic factors,
                                      liquidity and the overall quality of the investment. The
                                      Portfolio's average weighted maturity will vary from time to time depending on current market and economic conditions and the Adviser's assessment of probable changes in interest
                                      rates.

 logo
 logo   Q
               GOVERNMENT & CORPORATE
               BOND PORTFOLIO
             RISK/RETURN SUMMARY

                                                                              24
-

                                      PRINCIPAL RISK CONSIDERATIONS
                                      The prices of debt securities tend to move in the opposite direction to interest rates. When rates are rising, the
                                      prices of debt securities tend to fall. When rates are
                                      falling, the prices of debt securities tend to rise.
                                      Generally, the longer the time until maturity, the more
                                      sensitive the price of a debt security is to interest rate changes. Changes in interest rates also may cause certain
                                      debt securities held by the Portfolio, including callable
                                      securities and mortgage-backed securities, to be paid off
                                      much sooner or later than expected. In the event that a
                                      security is paid off sooner than expected because of a
                                      decline in interest rates, the Portfolio may be unable to
                                      recoup all of its initial investment, and may also suffer
                                      from having to reinvest in lower-yielding securities. In the event of a later than expected payment because of a rise in interest rates, the value of the obligation will decrease, and the Portfolio may suffer from the inability to invest in higher-yielding securities.
                                      The value of debt securities also depends on the ability of issuers to make principal and interest payments. If an
                                      issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities will
                                      fall.
                                      Foreign investments may be riskier than U.S. investments
                                      because of currency exchange rate volatility, government
                                      restrictions, different accounting standards and political instability.

                                      The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may
                                      advance the Portfolio's investment objective. It is
                                      possible, however, that these evaluations will prove to be inaccurate.

   PORTFOLIO MANAGER
   George J. Schupp is the
   person primarily
   responsible for the
   day-to-day management
   of the Portfolio. Mr.
   Schupp, MVA's Director
   of Fixed Income
   Management, joined MVA
   in 1983 and has 7 years
   of prior investment
   experience. He has
   managed the Portfolio
   since February 1998.
 logo
 logo   Q
               GOVERNMENT & CORPORATE
               BOND PORTFOLIO
             RISK/RETURN SUMMARY

 25
-

   RETURN HISTORY
   The bar chart and table on
   this page show the
   Portfolio's annual returns
   and long-term performance,
   thereby giving some
   indication of the risk of
   investing in the Portfolio.
   The bar chart shows how the
   performance of the
   Portfolio's Trust Shares
   has varied from year to
   year. The table shows how
   the Portfolio's average
   annual returns for one
   year, five years and since
   inception compare to those
   of a broad-based market
   index. Both the bar chart
   and table assume
   reinvestment of all
   dividends and
   distributions. The
   Portfolio's past
   performance does not
   necessarily indicate how it
   will perform in the future.
   KNOW YOUR INDEX
   THE LEHMAN BROTHERS
   AGGREGATE BOND INDEX is an
   unmanaged index made up of
   Lehman Brothers'
   Government/Corporate Bond
   Index, its Mortgage Backed
   Securities Index and its
   Asset Backed Securities
   Index.
                                                   GOVERNMENT & CORPORATE
   RISK/RETURN SUMMARY                                     BOND PORTFOLIO

                                              TRUST SHARES
                                              YEAR-BY-YEAR TOTAL RETURNS
                                              (AS OF DECEMBER 31 EACH YEAR)
                                    [STATED IN PERCENTAGES]

                                                                 GOVERNMENT & CORPORATE BOND PORTFOLIO
                                                                 -------------------------------------
'1992'                                                                            6.10
'93'                                                                              9.39
'94'                                                                             -2.52
'95'                                                                             16.93
'96'                                                                              2.14
'97'                                                                              8.56
'98'                                                                              8.99

                                              Best quarter:  6.98% for the
                                                             quarter ending
                                                             June 30, 1989
                                              Worst quarter: -2.71% for the
                                                             quarter ending
                                                             March 31, 1996

                                                     AVERAGE ANNUAL TOTAL
                                                     RETURNS for the periods
                                                     ended December 31, 1998

                                                                                                 SINCE
                                                1 YEAR                  5 YEARS               INCEPTION*
   Trust Shares                                  8.99%                   6.61%                   7.98%
   Lehman Brothers Aggregate Bond Index          8.69%                   7.27%                   9.08%

   * February 1, 1991 for Trust Shares; January 31, 1991 for the Lehman Brothers Aggregate Bond Index.

                                                                              26
-

   This example will help you
   compare the cost of
   investing in the Portfolio
   with the cost of investing
   in other mutual funds. The
   example assumes that you
   invest $10,000 for the time
   periods shown, reinvest all
   of your dividends and
   distributions, and then
   sell all of your shares at
   the end of those periods.
   The example also assumes
   that your investment has a
   5% return each year and the
   Portfolio's operating
   expenses remain the same.
   Although your actual costs
   may be higher or lower,
   based on these assumptions
   your costs would be:
                                                   GOVERNMENT & CORPORATE
   RISK/RETURN SUMMARY                                     BOND PORTFOLIO

                                             FEES AND EXPENSES

                                                  ANNUAL PORTFOLIO OPERATING EXPENSES
                                                  (EXPENSES THAT ARE DEDUCTED FROM THE
                                                  PORTFOLIO'S ASSETS)                            TRUST SHARES

    The table on the right shows the fees
    and expenses that you pay if you buy
    and hold Trust Shares of the
    Government & Corporate Bond
    Portfolio.

                                                  Management Fees                                   .45%
                                                  Distribution (12b-1) Fees                         None
                                                  Other Expenses                                    .61%(1)
                                                  Total Annual Portfolio Operating Expenses        1.06%(1)

                                     (1) Other Expenses and Total Annual
                                         Portfolio Operating Expenses for the
                                         Portfolio's Trust Shares for the
                                         current fiscal year are expected to be
                                         less than the amounts shown above
                                         because certain of the Portfolio's
                                         service providers are voluntarily
                                         waiving a portion of their fees and/or
                                         reimbursing the Portfolio for certain
                                         other expenses. These fee waivers
                                         and/or reimbursements are being made in
                                         order to keep the annual fees and
                                         expenses for the Portfolio's Trust
                                         Shares at a certain level. OTHER
                                         EXPENSES AND TOTAL ANNUAL PORTFOLIO
                                         OPERATING EXPENSES, AFTER TAKING THESE
                                         FEE WAIVERS AND EXPENSE REIMBURSEMENTS
                                         INTO ACCOUNT, ARE EXPECTED TO BE .21%
                                         AND .66%, RESPECTIVELY, FOR TRUST
                                         SHARES. These fee waivers and expense
                                         reimbursements may be revised or
                                         cancelled at any time.

                                             EXAMPLE

                                                                                1       3      5        10
                                                                             YEAR   YEARS   YEARS    YEARS
                                                TRUST SHARES                 $108   $337    $585    $1,294

 27
-

   WHAT ARE MUNICIPAL
   SECURITIES?
   State and local
   governments issue
   municipal securities
   to raise money to
   finance public works,
   to repay outstanding
   obligations, to raise
   funds for general
   operating expenses and
   to make loans to other
   public institutions.
   Some municipal
   securities, known as
   private activity
   bonds, are backed by
   private entities and
   are used to finance
   various non-public
   projects. Municipal
   securities, which can
   be issued as bonds,
   notes or commercial
   paper, usually have
   fixed interest rates,
   although some have
   interest rates that
   change from time to
   time.

   AVERAGE WEIGHTED
   MATURITY gives you the
   average time until all
   debt obligations,
   including municipal
   securities, in a
   Portfolio come due or
   mature. It is
   calculated by
   averaging the time to
   maturity of all debt
   obligations held by a
   Portfolio with each
   maturity "weighted"
   according to the
   percentage of assets
   which it represents.
 logo
 logo   Q
                                                       SHORT-INTERMEDIATE
             RISK/RETURN SUMMARY                      MUNICIPAL PORTFOLIO

                                      INVESTMENT OBJECTIVE
                                      The Portfolio's investment objective is to seek as high a
                                      level of current income, exempt from regular federal income tax, as is consistent with preservation of capital.

                                      PRINCIPAL INVESTMENT STRATEGIES
                                      The Portfolio normally invests at least 80% of its total
                                      assets in municipal securities that pay interest which is
                                      exempt from federal income tax. Municipal securities
                                      purchased by the Portfolio may include general obligation
                                      securities, revenue securities and private activity bonds.
                                      General obligation securities are secured by the issuer's
                                      full faith, credit and taxing power. Revenue securities are usually payable only from revenues derived from specific
                                      facilities or revenue sources. Private activity bonds are
                                      usually revenue obligations since they are typically payable by the private user of the facilities financed by the bonds.
                                      The interest on private activity bonds may be subject to the federal alternative minimum tax. Investments in private
                                      activity bonds will not be treated as investments in
                                      municipal securities for purposes of the 80% requirement
                                      stated above.

                                      In selecting municipal securities for the Portfolio, the
                                      Adviser favors those sectors of the municipal market that
                                      offer the most favorable returns. The Adviser emphasizes
                                      municipal securities that offer both a high credit quality rating and a high degree of liquidity. The Adviser also
                                      attempts to maintain a broad geographic diversification for the Portfolio, with emphasis on no particular state.

                                      The Portfolio will invest only in investment grade municipal securities. These are securities which have one of the four highest ratings assigned by a national rating agency, such as Standard & Poor's Ratings Group or Moody's Investors
                                      Service, Inc., or are unrated securities determined by the
                                      Adviser to be of comparable quality. Short-term municipal
                                      securities purchased by the Portfolio, such as municipal
                                      notes and tax-exempt commercial paper, will have one of the two highest ratings assigned by a national rating agency or will be unrated securities that the Adviser has determined to be of comparable quality. Occasionally, the rating of a security held by the Portfolio may be downgraded below the minimum required rating. If that happens, the Portfolio does not have to sell the security unless the Adviser determines that under the circumstances the security is no longer an
                                      appropriate investment for the Portfolio.

                                      The Portfolio's average weighted maturity will generally be between two and five years.


                                      PRINCIPAL RISK CONSIDERATIONS
                                      The prices of debt securities, including municipal
                                      securities, tend to move in the opposite direction to
                                      interest rates. When rates are rising, the prices of debt
                                      securities tend to fall. When rates are falling, the prices of debt securities tend to rise. Generally, the longer the time until maturity, the more sensitive the price of a debt security is to interest rate changes. Changes in interest
                                      rates may cause certain municipal securities held by the
                                      Portfolio to be paid off much sooner or later than expected.
                                      In the event that a security is paid off sooner than
                                      expected because of a decline in interest rates, the
                                      Portfolio may be unable to recoup all of its initial
                                      investment and may also suffer from having to reinvest in
                                      lower-yielding securities. In the event of a later than
                                      expected payment because of a rise in interest rates, the
                                      value of the obligation will decrease, and the Portfolio may suffer from the inability to invest in higher-yielding
                                      securities.
                                      The value of debt securities also depends on the ability of issuers to make principal and interest payments. If an
                                      issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities will
                                      fall. The ability of a state or local government issuer to make payments can be affected by many factors, including
                                      economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid. Some municipal
                                      securities are payable only from limited revenue sources or by private entities.

                                      The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may
                                      advance the Portfolio's investment objective. It is
                                      possible, however, that these evaluations will prove to be inaccurate.

   PORTFOLIO MANAGER
   Peter Merzian is the
   person primarily
   responsible for the
   day-to-day management
   of the Portfolio. Mr.
   Merzian, a Senior
   Associate, has been
   with MVA since 1993 and
   has served as portfolio
   manager of the
   Portfolio since it
   commenced operations in
   1995.
     SHORT-INTERMEDIATE
     MUNICIPAL PORTFOLIO
   RISK/RETURN SUMMARY

 29
-

   RETURN HISTORY
   The bar chart and table on
   this page show the
   Portfolio's annual returns
   and long-term performance,
   thereby giving some
   indication of the risk of
   investing in the Portfolio.
   The bar chart shows how the
   performance of the
   Portfolio's Trust Shares
   has varied from year to
   year. The table shows how
   the Portfolio's average
   annual returns for one year
   and since inception compare
   to those of a broad-based
   market index. Both the bar
   chart and table assume
   reinvestment of all
   dividends and
   distributions. The
   Portfolio's past
   performance does not
   necessarily indicate how it
   will perform in the future.
   KNOW YOUR INDEX

   THE LEHMAN BROTHERS
   MUNICIPAL BOND INDEX -- 3
   YEAR is an unmanaged index
   that tracks the performance
   of municipal bonds with
   remaining maturities of
   three years or less.
     SHORT-INTERMEDIATE
     MUNICIPAL PORTFOLIO
   RISK/RETURN SUMMARY

                                              TRUST SHARES
                                              YEAR-BY-YEAR TOTAL RETURNS
                                              (AS OF DECEMBER 31 EACH YEAR)
                                    [STATED IN PERCENTAGES]

                                                                SHORT-INTERMEDIATE MUNICIPAL PORTFOLIO
                                                                --------------------------------------
'1996'                                                                           3.62
'97'                                                                             5.22
'98'                                                                             4.85

                                              Best quarter:  2.31% for the
                                                             quarter ending
                                                             September 30, 1998
                                              Worst quarter: 0.01% for the
                                                             quarter ending
                                                             March 31, 1996
                                                     AVERAGE ANNUAL TOTAL
                                                     RETURNS
                                                     for the periods ended
                                                     December 31, 1998

                                                                  SINCE
                                                       1 YEAR   INCEPTION*
   Trust Shares                                        4.85%      4.69%
   Lehman Brothers Municipal Bond Index -- 3 Year      5.21%      5.39%

   * July 10, 1995 for Trust Shares; June 30, 1995 for the Lehman Brothers Municipal Bond Index - 3 Year.

                                                                              30
-

   This example will help you
   compare the cost of
   investing in the Portfolio
   with the cost of investing
   in other mutual funds. The
   example assumes that you
   invest $10,000 for the time
   periods shown, reinvest all
   of your dividends and
   distributions, and then
   sell all of your shares at
   the end of those periods.
   The example also assumes
   that your investment has a
   5% return each year and the
   Portfolio's operating
   expenses remain the same.
   Although your actual costs
   may be higher or lower,
   based on these assumptions
   your costs would be:
     SHORT-INTERMEDIATE
     MUNICIPAL PORTFOLIO
   RISK/RETURN SUMMARY

                                             FEES AND EXPENSES

                                                  ANNUAL PORTFOLIO OPERATING EXPENSES
                                                  (EXPENSES THAT ARE DEDUCTED FROM THE
                                                  PORTFOLIO'S ASSETS)                          TRUST SHARES

    The table on the right shows the fees
    and expenses that you pay if you buy
    and hold Trust Shares of the
    Short-Intermediate Municipal
    Portfolio.

                                                  Management Fees                                  .55%
                                                  Distribution (12b-1) Fees                        None
                                                  Other Expenses                                   .65%(1)
                                                  Total Annual Portfolio Operating Expenses       1.20%(1)

                                     (1) Other Expenses and Total Annual
                                         Portfolio Operating Expenses for the
                                         Portfolio's Trust Shares for the
                                         current fiscal year are expected to be
                                         less than the amounts shown above
                                         because certain of the Portfolio's
                                         service providers are voluntarily
                                         waiving a portion of their fees and/or
                                         reimbursing the Portfolio for certain
                                         other expenses. These fee waivers
                                         and/or reimbursements are being made in
                                         order to keep the annual fees and
                                         expenses for the Portfolio's Trust
                                         Shares at a certain level. OTHER
                                         EXPENSES AND TOTAL ANNUAL PORTFOLIO
                                         OPERATING EXPENSES, AFTER TAKING THESE
                                         FEE WAIVERS AND EXPENSE REIMBURSEMENTS
                                         INTO ACCOUNT, ARE EXPECTED TO BE .22%
                                         AND .77%, RESPECTIVELY, FOR TRUST
                                         SHARES. These fee waivers and expense
                                         reimbursements may be revised or
                                         cancelled at any time.

                                             EXAMPLE

                                                                                   1       3      5        10
                                                                                YEAR   YEARS   YEARS    YEARS
                                                  TRUST SHARES                  $122   $381    $660    $1,455

 31
-

   WHAT ARE MUNICIPAL
   SECURITIES?
   State and local
   governments issue
   municipal securities
   to raise money to
   finance public works,
   to repay outstanding
   obligations, to raise
   funds for general
   operating expenses and
   to make loans to other
   public institutions.
   Some municipal
   securities, known as
   private activity
   bonds, are backed by
   private entities and
   are used to finance
   various non-public
   projects. Municipal
   securities, which can
   be issued as bonds,
   notes or commercial
   paper, usually have
   fixed interest rates,
   although some have
   interest rates that
   change from time to
   time.

   AVERAGE WEIGHTED
   MATURITY gives you the
   average time until all
   debt obligations,
   including municipal
   securities, in a
   Portfolio come due or
   mature. It is
   calculated by
   averaging the time to
   maturity of all debt
   obligations held by a
   Portfolio with each
   maturity "weighted"
   according to the
   percentage of assets
   which it represents.
 logo
 logo   Q
               MISSOURI TAX-EXEMPT
               BOND PORTFOLIO
             RISK/RETURN SUMMARY


                                      INVESTMENT OBJECTIVE
                                      The Portfolio's investment objective is to seek as high a
                                      level of interest income exempt from federal income tax as is consistent with conservation of capital.

                                      PRINCIPAL INVESTMENT STRATEGIES
                                      The Portfolio normally invests at least 80% of its total
                                      assets in municipal securities that pay interest that is
                                      exempt from federal income tax, and at least 65% of its
                                      total assets in Missouri municipal securities, which are
                                      securities issued by the State of Missouri and other
                                      government issuers and that pay interest which is exempt
                                      from both federal income tax and Missouri state income tax.
                                      Municipal securities purchased by the Portfolio may include general obligation securities, revenue securities and
                                      private activity bonds. General obligation securities are
                                      secured by the issuer's full faith, credit and taxing power.
                                      Revenue securities are usually payable only from revenues
                                      derived from specific facilities or revenue sources. Private activity bonds are usually revenue obligations since they
                                      are typically payable by the private user of the facilities financed by the bonds. The interest on private activity
                                      bonds may be subject to the federal alternative minimum tax.
                                      Investments in private activity bonds will not be treated as investments in municipal securities for purposes of the 80%
                                      requirement stated above.
                                      In selecting municipal securities for the Portfolio, the
                                      Adviser favors those sectors of the municipal market that
                                      offer the most favorable returns. The Adviser emphasizes
                                      municipal securities that offer both a high credit quality rating and a high degree of liquidity.
                                      The Portfolio will invest only in investment grade municipal securities. These are securities which have one of the four highest ratings assigned by a national rating agency, such as Standard & Poor's Ratings Group or Moody's Investors
                                      Service, Inc., or are unrated securities determined by the
                                      Adviser to be of comparable quality. Short-term municipal
                                      securities purchased by the Portfolio, such as municipal
                                      notes and tax-exempt commercial paper, will have one of the two highest ratings assigned by a national rating agency or will be unrated securities that the Adviser has determined to be of comparable quality. Occasionally, the rating of a security held by the Portfolio may be downgraded below the minimum required rating. If that happens, the Portfolio does not have to sell the security unless the Adviser determines that under the circumstances the security is no longer an
                                      appropriate investment for the Portfolio.
                                      The Portfolio's average weighted maturity will vary from
                                      time to time depending on current economic and market
                                      conditions and the Adviser's assessment of probable changes in interest rates.

   PORTFOLIO MANAGER
   Peter Merzian is the
   person primarily
   responsible for the
   day-to-day management
   of the Portfolio. Mr.
   Merzian, a Senior
   Associate, has been
   with MVA since 1993
   and has managed the
   Portfolio since that
   time.
     MISSOURI TAX-EXEMPT
     BOND PORTFOLIO
   RISK/RETURN SUMMARY

                                      PRINCIPAL RISK CONSIDERATIONS
                                      The prices of debt securities, including municipal
                                      securities, tend to move in the opposite direction to
                                      interest rates. When rates are rising, the prices of debt
                                      securities tend to fall. When rates are falling, the prices of debt securities tend to rise. Generally, the longer the time until maturity, the more sensitive the price of a debt security is to interest rate changes. Changes in interest
                                      rates also may cause certain municipal securities held by
                                      the Portfolio to be paid off much sooner or later than
                                      expected. In the event that a security is paid off sooner
                                      than expected because of a decline in interest rates, the
                                      Portfolio may be unable to recoup all of its initial
                                      investment and may also suffer from having to reinvest in
                                      lower-yielding securities. In the event of a later than
                                      expected payment because of a rise in interest rates, the
                                      value of the obligation will decrease, and the Portfolio may suffer from the inability to invest in higher-yielding
                                      securities.

                                      The value of debt securities also depends on the ability of issuers to make principal and interest payments. If an
                                      issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities will
                                      fall. The ability of a state or local government issuer to make payments can be affected by many factors, including
                                      economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid. Some municipal
                                      securities are payable only from limited revenue sources or by private entities.

                                      The Portfolio is not diversified, which means that it can
                                      invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one
                                      investment held by the Portfolio may affect the overall
                                      value of the Portfolio more than it would affect a
                                      diversified portfolio that holds more investments. Because the Portfolio invests primarily in Missouri municipal
                                      securities, it also is likely to be especially susceptible to economic, political and regulatory events that affect
                                      Missouri.

                                      The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may
                                      advance the Portfolio's investment objective. It is
                                      possible, however, that these evaluations will prove to be inaccurate.

 33
-

   RETURN HISTORY+
   The bar chart and table on
   this page show the
   Portfolio's annual returns
   and long-term performance,
   thereby giving some
   indication of the risk of
   investing in the Portfolio.
   The bar chart shows how the
   performance of the
   Portfolio's Trust Shares
   has varied from year to
   year. The table shows how
   the Portfolio's average
   annual returns for one
   year, five years, ten years
   and since inception compare
   to those of a broad-based
   market index. Both the bar
   chart and table assume
   reinvestment of all
   dividends and
   distributions. The
   Portfolio's past
   performance does not
   necessarily indicate how it
   will perform in the future.
   KNOW YOUR INDEX
   THE LEHMAN BROTHERS
   MUNICIPAL BOND INDEX is an
   unmanaged index that tracks
   the performance of
   municipal bonds.
     MISSOURI TAX-EXEMPT
     BOND PORTFOLIO
   RISK/RETURN SUMMARY

                                              TRUST SHARES
                                              YEAR-BY-YEAR TOTAL RETURNS
                                              (AS OF DECEMBER 31 EACH YEAR)
                                    [STATED IN PERCENTAGES]

                                                                  MISSOURI TAX-EXEMPT BOND PORTFOLIO
                                                                  ----------------------------------
'91'                                                                             11.66
'92'                                                                              8.93
'93'                                                                             11.86
'94'                                                                             -5.59
'95'                                                                             17.01
'96'                                                                              3.19
'97'                                                                              8.29
'98'                                                                              5.41

                                              Best quarter:  7.58% for the
                                                             quarter ending
                                                             March 31, 1995
                                              Worst quarter: -5.57% for the
                                                             quarter ending
                                                             March 31, 1994

                                                     AVERAGE ANNUAL TOTAL
                                                     RETURNS
                                                     for the periods ended
                                                     December 31, 1998

                                                                                                          SINCE
                                             1 YEAR              5 YEARS            10 YEARS           INCEPTION*
   Trust Shares                               5.41%               5.40%               7.39%               7.77%
   Lehman Brothers Municipal Bond
   Index                                      6.48%               6.35%               8.22%               8.26%

   + The Portfolio commenced operations on July 15, 1988 as a separate investment portfolio (the "Predecessor Portfolio") of The ARCH Tax-Exempt Trust. On October 2, 1995, the Predecessor Portfolio was reorganized as a new portfolio of the Fund. Prior to the reorganization, the Predecessor Portfolio offered and sold shares that were similar to the Fund's Trust Shares. Total returns for periods prior to October 2, 1995 reflect the performance of the Predecessor Portfolio.
   * July 15, 1988 for Trust Shares; June 30, 1988 for the Lehman Brothers Municipal Bond Index.

                                                                              34
-

   This example will help you
   compare the cost of
   investing in the Portfolio
   with the cost of investing
   in other mutual funds. The
   example assumes that you
   invest $10,000 for the time
   periods shown, reinvest all
   of your dividends and
   distributions, and then
   sell all of your shares at
   the end of those periods.
   The example also assumes
   that your investment has a
   5% return each year and the
   Portfolio's operating
   expenses remain the same.
   Although your actual costs
   may be higher or lower,
   based on these assumptions
   your costs would be:
     MISSOURI TAX-EXEMPT
     BOND PORTFOLIO
   RISK/RETURN SUMMARY

                                             FEES AND EXPENSES

                                                  ANNUAL PORTFOLIO OPERATING EXPENSES
                                                  (EXPENSES THAT ARE DEDUCTED FROM THE            TRUST
                                                  PORTFOLIO'S ASSETS)                            SHARES

    The table on the right shows the
    fees and expenses that you pay
    if you buy and hold Trust Shares of
    the Missouri Tax-Exempt Bond
    Portfolio.
                                                  Management Fees                                .45%

                                                  Distribution (12b-1) Fees                      None
                                                  Other Expenses                                 .61%(1)
                                                  Total Annual Portfolio Operating Expenses     1.06%(1)

                                     (1) Other Expenses and Total Annual
                                         Portfolio Operating Expenses for the
                                         Portfolio's Trust Shares for the
                                         current fiscal year are expected to be
                                         less than the amounts shown above
                                         because certain of the Portfolio's
                                         service providers are voluntarily
                                         waiving a portion of their fees and/or
                                         reimbursing the Portfolio for certain
                                         other expenses. These fee waivers
                                         and/or reimbursements are being made in
                                         order to keep the annual fees and
                                         expenses for the Portfolio's Trust
                                         Shares at a certain level. OTHER
                                         EXPENSES AND TOTAL ANNUAL PORTFOLIO
                                         OPERATING EXPENSES, AFTER TAKING THESE
                                         FEE WAIVERS AND EXPENSE REIMBURSEMENTS
                                         INTO ACCOUNT, ARE EXPECTED TO BE .21%
                                         AND .66%, RESPECTIVELY, FOR TRUST
                                         SHARES. These fee waivers and expense
                                         reimbursements may be revised or
                                         cancelled at any time.

                                             EXAMPLE

                                                                                1       3      5        10
                                                                             YEAR   YEARS   YEARS    YEARS
                                                TRUST SHARES                 $108   $337    $585    $1,294

 35
-

   WHAT ARE MUNICIPAL
   SECURITIES?
   State and local
   governments issue
   municipal securities
   to raise money to
   finance public works,
   to repay outstanding
   obligations, to raise
   funds for general
   operating expenses and
   to make loans to other
   public institutions.
   Some municipal
   securities, known as
   private activity
   bonds, are backed by
   private entities and
   are used to finance
   various non-public
   projects. Municipal
   securities, which can
   be issued as bonds,
   notes or commercial
   paper, usually have
   fixed interest rates,
   although some have
   interest rates that
   change from time to
   time.
 logo
 logo   Q
               NATIONAL MUNICIPAL
               BOND PORTFOLIO
             RISK/RETURN SUMMARY

                                      INVESTMENT OBJECTIVE
                                      The Portfolio's investment objective is to seek as high a
                                      level of current income exempt from regular federal income tax as is consistent with conservation of capital.

                                      PRINCIPAL INVESTMENT STRATEGIES
                                      The Portfolio normally invests at least 80% of its total
                                      assets in municipal securities that pay interest which is
                                      exempt from federal income tax. Municipal securities
                                      purchased by the Portfolio may include general obligation
                                      securities, revenue securities and private activity bonds.
                                      General obligation securities are secured by the issuer's
                                      full faith, credit and taxing power. Revenue securities are usually payable only from revenues derived from specific
                                      facilities or revenue sources. Private activity bonds are
                                      usually revenue obligations since they are typically payable by the private user of the facilities financed by the bonds.
                                      The interest on private activity bonds may be subject to the federal alternative minimum tax. Investments in private
                                      activity bonds will not be treated as investments in
                                      municipal securities for purposes of the 80% requirement
                                      stated above.

                                      In selecting municipal securities for the Portfolio, the
                                      Adviser favors those sectors of the municipal market that
                                      offer the most favorable returns. The Adviser emphasizes
                                      municipal securities that offer both a high credit quality rating and a high degree of liquidity. The Adviser also
                                      attempts to maintain a broad geographic diversification for the Portfolio, with emphasis on no particular state.

                                      The Portfolio will invest only in investment grade municipal securities. These are securities which have one of the four highest ratings assigned by a national rating agency, such as Standard & Poor's Ratings Group or Moody's Investors
                                      Service, Inc., or are unrated securities determined by the
                                      Adviser to be of comparable quality. Short-term municipal
                                      securities purchased by the Portfolio, such as municipal
                                      notes and tax-exempt commercial paper, will have one of the two highest ratings assigned by a national rating agency or will be unrated securities that the Adviser has determined to be of comparable quality. Occasionally, the rating of a security held by the Portfolio may be downgraded below the minimum required rating. If that happens, the Portfolio does not have to sell the security unless the Adviser determines that under the circumstances the security is no longer an
                                      appropriate investment for the Portfolio.

                                      The Portfolio's average weighted maturity will vary from
                                      time to time depending on current economic and market
                                      conditions and the Adviser's assessment of probable changes in interest rates. The Portfolio's average weighted maturity generally will be longer (10 years or less) than that of the
                                      Short-Intermediate Municipal Portfolio.

                                                                              36
-

                               PRINCIPAL RISK CONSIDERATIONS
                               The prices of debt securities, including municipal securities, tend to move in the opposite direction to interest rates. When rates are rising, the prices of debt securities tend to fall. When rates are falling, the prices of debt securities tend to rise. Generally, the longer the time until maturity, the more sensitive the price of a debt security is to interest rate changes.
                               Changes in interest rates also may cause certain municipal securities held by the Portfolio to be paid off much sooner or later than expected. In the event that a security is paid off sooner than expected because of a decline in interest rates, the Portfolio may be unable to recoup all of its initial investment and may also suffer from having to reinvest in lower-yielding securities. In the event of a later than expected payment because of a rise in interest rates, the value of the obligation will decrease, and the Portfolio may suffer from the inability to invest in higher-yielding securities.

                               The value of debt securities also depends on the ability of issuers to make principal and interest payments. If an issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities will fall. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid. Some municipal securities are payable only from limited revenue sources or by private entities.

                               The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may advance the Portfolio's investment objective. It is possible, however, that these evaluations will prove to be inaccurate.

   PORTFOLIO MANAGER
   Peter Merzian is the
   person primarily
   responsible for the
   day-to-day management
   of the Portfolio. Mr.
   Merzian, a Senior
   Associate, has been
   with MVA since 1993 and
   has served as portfolio
   manager of the
   Portfolio since it
   commenced operations in
   1996.
     NATIONAL MUNICIPAL
     BOND PORTFOLIO
   RISK/RETURN SUMMARY

 37
-

   RETURN HISTORY
   The bar chart and table on
   this page show the
   Portfolio's annual returns
   and long-term performance,
   thereby giving some
   indication of the risk of
   investing in the Portfolio.
   The bar chart shows how the
   performance of the
   Portfolio's Trust Shares
   has varied from year to
   year. The table shows how
   the Portfolio's average
   annual returns for one year
   and since inception compare
   to those of a broad-based
   market index. Both the bar
   chart and table assume
   reinvestment of all
   dividends and
   distributions. The
   Portfolio's past
   performance does not
   necessarily indicate how it
   will perform in the future.
   KNOW YOUR INDEX

   THE LEHMAN BROTHERS
   MUNICIPAL BOND INDEX -- 10
   YEAR is an unmanaged index
   that tracks the performance
   of municipal bonds with
   remaining maturities of 10
   years or less.
     NATIONAL MUNICIPAL
     BOND PORTFOLIO
   RISK/RETURN SUMMARY

                                              TRUST SHARES
                                              YEAR-BY-YEAR TOTAL RETURNS
                                              (AS OF DECEMBER 31 EACH YEAR)
                                    [STATED IN PERCENTAGES]

                                                                   NATIONAL MUNICIPAL BOND PORTFOLIO
                                                                   ---------------------------------
'1997'                                                                           10.29
'98'                                                                              6.15

                                              Best quarter:  3.77% for the
                                                             quarter ending
                                                             September 30, 1997
                                              Worst quarter: -0.33% for the
                                                             quarter ending
                                                             March 31, 1997
                                                     AVERAGE ANNUAL TOTAL
                                                     RETURNS
                                                     for the periods ended
                                                     December 31, 1998

                                                                                        SINCE
                                                               1 YEAR                 INCEPTION*
   Trust Shares                                                6.15%                    7.94%
   Lehman Brothers Municipal Bond Index -- 10 Year             6.76%                    7.44%

   * November 18, 1996 for Trust Shares; November 30, 1997 for the Lehman Brothers Municipal Bond Index -- 10 Year.

                                                                              38
-

   This example will help you
   compare the cost of
   investing in the Portfolio
   with the cost of investing
   in other mutual funds. The
   example assumes that you
   invest $10,000 for the time
   periods shown, reinvest all
   of your dividends and
   distributions, and then
   sell all of your shares at
   the end of those periods.
   The example also assumes
   that your investment has a
   5% return each year and the
   Portfolio's operating
   expenses remain the same.
   Although your actual costs
   may be higher or lower,
   based on these assumptions
   your costs would be:
     NATIONAL MUNICIPAL
     BOND PORTFOLIO
   RISK/RETURN SUMMARY

                                             FEES AND EXPENSES

                                                  ANNUAL PORTFOLIO OPERATING EXPENSES
                                                  (EXPENSES THAT ARE DEDUCTED FROM THE
                                                  PORTFOLIO'S ASSETS)                          TRUST SHARES

    The table on the right shows the
    fees and expenses that you pay
    if you buy and hold Trust Shares
    of the National Municipal Bond
    Portfolio.

                                                  Management Fees                                  .55%
                                                  Distribution (12b-1) Fees                        None
                                                  Other Expenses                                   .61%(1)
                                                  Total Annual Portfolio Operating Expenses       1.16%(1)

                                     (1) Other Expenses and Total Annual
                                         Portfolio Operating Expenses for the
                                         Portfolio's Trust Shares for the
                                         current fiscal year are expected to be
                                         less than the amounts shown above
                                         because certain of the Portfolio's
                                         service providers are voluntarily
                                         waiving a portion of their fees and/or
                                         reimbursing the Portfolio for certain
                                         other expenses. These fee waivers
                                         and/or reimbursements are being made in
                                         order to keep the annual fees and
                                         expenses for the Portfolio's Trust
                                         Shares at a certain level. OTHER
                                         EXPENSES AND TOTAL ANNUAL PORTFOLIO
                                         OPERATING EXPENSES, AFTER TAKING THESE
                                         FEE WAIVERS AND EXPENSE REIMBURSEMENTS
                                         INTO ACCOUNT, ARE EXPECTED TO BE .20%
                                         AND .75%, RESPECTIVELY, FOR TRUST
                                         SHARES. These fee waivers and expense
                                         reimbursements may be revised or
                                         cancelled at any time.

                                             EXAMPLE

                                                                                1       3      5        10
                                                                             YEAR   YEARS   YEARS    YEARS
                                                TRUST SHARES                 $118   $368    $638    $1,409

 39
-

   TOTAL RETURN consists
   of net income
   (dividend and/or
   interest income from
   Portfolio securities,
   less expenses of the
   Portfolio) and capital
   gains and losses, both
   realized and
   unrealized, from
   Portfolio securities.

   INVESTMENT GRADE BONDS
   are those of medium
   credit quality or
   better, as determined
   by a national rating
   agency such as
   Standard & Poor's
   Ratings Group (bonds
   rated BBB or higher)
   and Moody's Investors
   Service, Inc. (bonds
   rated Baa or higher).
   The higher the credit
   rating, the less
   likely it is that the
   bond issuer will
   default on its
   principal and interest
   payments.
 logo
 logo   Q
               BALANCED
               PORTFOLIO
             RISK/RETURN SUMMARY

                                      INVESTMENT OBJECTIVE
                                      The Portfolio's investment objective is to maximize total
                                      return through a combination of growth of capital and
                                      current income consistent with the preservation of capital.

                                      PRINCIPAL INVESTMENT STRATEGIES
                                      The Portfolio invests in a combination of equity securities
                                      (such as stocks), fixed-income securities (such as bonds)
                                      and money market instruments in weightings the Adviser
                                      believes will offer attractive total returns over time. In making asset allocation decisions, the Adviser evaluates
                                      forecasts for inflation, interest rates and long-term
                                      corporate earnings growth. The Adviser then examines the
                                      potential effect of these factors on each asset group over a one- to three-year time period using its own dynamic
                                      computer models. These models show the statistical impact of the Adviser's economic outlook upon the future returns of
                                      each asset group. The Adviser periodically will increase or decrease the Portfolio's allocations to equities and
                                      fixed-income securities based on which class appears
                                      relatively more attractive than the other. For example, if the Adviser expects more rapid economic growth leading to
                                      better corporate earnings, it will increase the Portfolio's holdings of equity securities and reduce its holdings of
                                      fixed-income securities and money market instruments.

                                      In selecting equity securities, the Adviser considers
                                      historical and projected earnings, the price/earnings
                                      relationship and company growth and asset value. In
                                      selecting fixed-income securities, the Adviser seeks those issues representing the best value among various sectors,
                                      and also considers credit quality, prevailing interest rates and liquidity.

                                      Under normal market conditions, the Portfolio invests at
                                      least 25% of its total assets in fixed-income securities and no more than 75% of its total assets in equity securities.
                                      The actual percentages will vary from time to time based on the Adviser's economic and market outlooks. The Portfolio's equity securities will consist mainly of common stocks, and its fixed-income securities will consist mainly of
                                      investment grade bonds, including U.S. Government
                                      securities. Occasionally, the rating of a security held by the Portfolio may be downgraded below investment grade. If that happens, the Portfolio doesn't have to sell the
                                      security unless the Adviser determines that under the
                                      circumstances the security is no longer an appropriate
                                      investment for the Portfolio.

                                                                              40
-

                               PRINCIPAL RISK CONSIDERATIONS
                               The Portfolio invests in stocks and other equity securities, which may decline in value over short or extended periods of time. Equity markets tend to be cyclical; there are times when stock prices generally increase, and other times when they generally decrease. This could cause the value of your investment in the Portfolio to fluctuate.
                               The Portfolio also invests in fixed-income securities, which lose value when interest rates increase (but increase in value when interest rates decline).
                               Longer-term fixed-income securities are more susceptible to these fluctuations in interest rates than short-term fixed-income securities. Changes in interest rates may cause certain fixed-income securities, such as callable securities and mortgage-backed securities, to be paid off much sooner or later than expected. In the event that a security is paid off sooner than expected because of a decline in interest rates, the Portfolio may be unable to recoup all of its initial investment and may also suffer from having to reinvest in lower-yielding securities. In the event of a later than expected payment because of a rise in interest rates, the value of the obligation will decrease, and the Portfolio may suffer from the inability to invest in higher-yielding securities. Fixed-income securities are subject to other risks, including the risk that the issuer will be unable to make payments of principal and interest.

                               The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may advance the Portfolio's investment objective. It is possible, however, that these evaluations will prove to be inaccurate.

   PORTFOLIO MANAGER
   Peter Merzian, a
   senior associate of
   MVA, is responsible
   for the day-to-day
   management of the
   Portfolio. He has been
   with MVA since 1993
   and has managed the
   Portfolio since May
   1996. He also manages
   the Fund's three
   municipal bond
   portfolios.
     BALANCED
     PORTFOLIO
   RISK/RETURN SUMMARY

 41
-

   RETURN HISTORY
   The bar chart and table on
   this page show the
   Portfolio's annual returns
   and long-term performance,
   thereby giving some
   indication of the risk of
   investing in the Portfolio.
   The bar chart shows how the
   performance of the
   Portfolio's Trust Shares
   has varied from year to
   year. The table shows how
   the Portfolio's average
   annual returns for one
   year, five years and since
   inception compare to those
   of broad-based market
   indexes. Both the bar chart
   and table assume
   reinvestment of all
   dividends and
   distributions. The
   Portfolio's past
   performance does not
   necessarily indicate how it
   will perform in the future.

   KNOW YOUR INDEX

   THE S&P 500 INDEX is an
   unmanaged index comprised
   of 500 widely held common
   stocks listed on the New
   York Stock Exchange, the
   American Stock Exchange
   and NASDAQ.

   THE LEHMAN BROTHERS
   AGGREGATE BOND INDEX is an
   unmanaged index made up of
   Lehman Brothers'
   Government/Corporate Bond
   Index, its Mortgage Backed
   Securities Index and its
   Asset Backed Securities
   Index.

     BALANCED
     PORTFOLIO
   RISK/RETURN SUMMARY

                                              TRUST SHARES
                                              YEAR-BY-YEAR TOTAL RETURNS
                                              (AS OF DECEMBER 31 EACH YEAR)
                                    [STATED IN PERCENTAGES]

                                                                          BALANCED PORTFOLIO
                                                                          ------------------
'1994'                                                                           -1.25
'95'                                                                             26.28
'96'                                                                             12.29
'97'                                                                             18.47
'98'                                                                             11.44

                                              Best quarter:  10.95% for the
                                                             quarter ending
                                                             December 31, 1998
                                              Worst quarter: -7.40% for the
                                                             quarter ending
                                                             September 30, 1998

                                                     AVERAGE ANNUAL TOTAL
                                                     RETURNS for the periods
                                                     ended December 31, 1998

                                                                            SINCE
                                                       1 YEAR   5 YEARS   INCEPTION*
   Trust Shares                                        11.44%    13.07%     12.03%
   S&P 500 Index                                       28.60%    24.05%     21.73%
   Lehman Brothers Aggregate Bond Index                 8.69%     7.27%      7.27%

   * April 1, 1993 for Trust Shares: March 31, 1993 for the S&P 500 Index and the Lehman Brothers Aggregate Bond Index.

                                                                              42
-

   This example will help you
   compare the cost of
   investing in the Portfolio
   with the cost of investing
   in other mutual funds. The
   example assumes that you
   invest $10,000 for the time
   periods shown, reinvest all
   of your dividends and
   distributions, and then
   sell all of your shares at
   the end of those periods.
   The example also assumes
   that your investment has a
   5% return each year and the
   Portfolio's operating
   expenses remain the same.
   Although your actual costs
   may be higher or lower,
   based on these assumptions
   your costs would be:
     BALANCED
     PORTFOLIO
   RISK/RETURN SUMMARY

                                             FEES AND EXPENSES

                                                  ANNUAL PORTFOLIO OPERATING EXPENSES
                                                  (EXPENSES THAT ARE DEDUCTED FROM THE
                                                  PORTFOLIO'S ASSETS)                        TRUST SHARES

    The table on the right shows the
    fees and expenses that you pay if
    you buy and hold Trust Shares
    of the Balanced Portfolio.
                                                  Management Fees                                .75%
                                                  Distribution (12b-1) Fees                      None
                                                  Other Expenses                                 .61%(1)
                                                  Total Annual Portfolio Operating Expenses     1.36%(1)

                                     (1) Other Expenses and Total Annual
                                         Portfolio Operating Expenses for the
                                         Portfolio's Trust Shares for the
                                         current fiscal year are expected to be
                                         less than the amounts shown above
                                         because certain of the Portfolio's
                                         service providers are voluntarily
                                         waiving a portion of their fees and/or
                                         reimbursing the Portfolio for certain
                                         other expenses. These fee waivers
                                         and/or reimbursements are being made in
                                         order to keep the annual fees and
                                         expenses for the Portfolio's Trust
                                         Shares at a certain level. OTHER
                                         EXPENSES AND TOTAL ANNUAL PORTFOLIO
                                         OPERATING EXPENSES, AFTER TAKING THESE
                                         FEE WAIVERS AND EXPENSE REIMBURSEMENTS
                                         INTO ACCOUNT, ARE EXPECTED TO BE .22%
                                         AND .97%, RESPECTIVELY, FOR TRUST
                                         SHARES. These fee waivers and expense
                                         reimbursements may be revised or
                                         cancelled at any time.

                                             EXAMPLE

                                                                                   1       3      5        10
                                                                                YEAR   YEARS   YEARS    YEARS
                                                  TRUST SHARES                  $138   $431    $745    $1,635

 43
-


                                      INVESTMENT OBJECTIVE
                                      The Portfolio's investment objective is to seek to provide an above-average level of income consistent with long-term capital appreciation.

                                      PRINCIPAL INVESTMENT STRATEGIES
                                      The Portfolio invests primarily in the common stocks of
                                      value companies with large market capitalizations
                                      (generally, $5 billion or higher). In selecting these
                                      stocks, the Adviser evaluates a number of quantitative
                                      factors, including dividend yield, current and future
                                      earnings potential compared to stock prices and total return potential. The Adviser also examines other measures of
                                      valuation, including cash flow, asset value and book value.

                                      Under normal market conditions, the Portfolio invests at
                                      least 65% of its total assets in income-producing
                                      (dividend-paying) equity securities, primarily common
                                      stocks. These stocks generally will be listed on a national stock exchange or will be unlisted stocks with established over-the-counter markets. Many such stocks may offer
                                      above-average levels of income as compared to the S&P 500
                                      Index.

                                      PRINCIPAL RISK CONSIDERATIONS
                                      The Portfolio invests in stocks and other equity securities, which may decline in value over short or extended periods of time. Equity markets tend to be cyclical; there are times
                                      when stock prices generally increase, and other times when they generally decrease. This could cause the value of your investment in the Portfolio to fluctuate. In addition, the
                                      Portfolio is subject to the additional risk that the value stocks it typically holds may not perform as well as other types of stocks, such as growth stocks.

                                      The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may
                                      advance the Portfolio's investment objective. It is
                                      possible, however, that these evaluations will prove to be inaccurate.

    MARKET CAPITALIZATION is a
    common measure of the size
    of a company. It is the
    market price of a share of
    the company's stock
    multiplied by the number of
    outstanding shares.

    VALUE STOCKS are those that
    appear to be underpriced
    based on valuation measures,
    such as lower price-to-
    earnings and price-to-book
    value ratios.

    PORTFOLIO MANAGER
    MVA's Equity Committee is
    responsible for the
    day-to-day management of the
    Portfolio. The Committee has
    managed the Portfolio since
    1998.

 logo
 logo   Q
             RISK/RETURN SUMMARY                  EQUITY INCOME PORTFOLIO

                                                                              44
-

   RETURN HISTORY
   The bar chart and table on
   this page show the
   Portfolio's annual returns
   and long-term performance,
   thereby giving some
   indication of the risk of
   investing in the Portfolio.
   The bar chart shows the
   performance of the
   Portfolio's Trust Shares
   during the last calendar
   year. The table shows how
   the Portfolio's average
   annual returns for one year
   and since inception compare
   to those of a broad-based
   market index. Both the bar
   chart and table assume
   reinvestment of all
   dividends and
   distributions. The
   Portfolio's past
   performance does not
   necessarily indicate how it
   will perform in the future.

   KNOW YOUR INDEX

   THE RUSSELL 1000 VALUE
   INDEX is an unmanaged index
   that measures the
   performance of the stocks
   in the Russell 1000 Index
   with less than average
   growth orientation.
   Companies in this Index
   generally have low price to
   book and price/earnings
   ratios, higher dividend
   yields and lower forecasted
   growth values. The Russell
   1000 Index consists of the
   1,000 largest U.S.
   companies as ranked by
   total market
   capitalization.
     EQUITY INCOME PORTFOLIO
   RISK/RETURN SUMMARY

                                              TRUST SHARES
                                              YEAR-BY-YEAR TOTAL RETURNS
                                              (AS OF DECEMBER 31 EACH YEAR)
                                    [STATED IN PERCENTAGES]

                                                                        EQUITY INCOME PORTFOLIO
                                                                        -----------------------
'1998'                                                                           10.39

                                              Best quarter:  14.33% for the
                                                             quarter ending
                                                             June 30, 1997
                                              Worst quarter: -8.70% for the
                                                             quarter ending
                                                             September 30, 1998

                                                     AVERAGE ANNUAL TOTAL
                                                     RETURNS for the periods
                                                     ended December 31, 1998

                                                                                        SINCE
                                                               1 YEAR                 INCEPTION*
   Trust Shares                                                10.39%                   17.41%
   Russell 1000 Value Index                                    15.63%                   23.26%

   * February 27, 1997 for Trust Shares; February 28, 1997 for the Russell 1000 Value Index.

 45
-

   This example will help you
   compare the cost of
   investing in the Portfolio
   with the cost of investing
   in other mutual funds. The
   example assumes that you
   invest $10,000 for the time
   periods shown, reinvest all
   of your dividends and
   distributions, and then
   sell all of your shares at
   the end of those periods.
   The example also assumes
   that your investment has a
   5% return each year and the
   Portfolio's operating
   expenses remain the same.
   Although your actual costs
   may be higher or lower,
   based on these assumptions
   your costs would be:
   RISK/RETURN SUMMARY                            EQUITY INCOME PORTFOLIO

                                             FEES AND EXPENSES

                                                  ANNUAL PORTFOLIO OPERATING EXPENSES
                                                  (EXPENSES THAT ARE DEDUCTED FROM THE
                                                  PORTFOLIO'S ASSETS)                        TRUST SHARES

    The table on the right shows the
    fees and expenses that you pay if
    you buy and hold Trust Shares
    of the Equity Income Portfolio.
                                                  Management Fees                                .75%
                                                  Distribution (12b-1) Fees                      None
                                                  Other Expenses                                 .62%(1)
                                                  Total Annual Portfolio Operating
                                                  Expenses                                      1.37%(1)

                                     (1) Other Expenses and Total Annual
                                         Portfolio Operating Expenses for the
                                         Portfolio's Trust Shares for the
                                         current fiscal year are expected to be
                                         less than the amounts shown above
                                         because certain of the Portfolio's
                                         service providers are voluntarily
                                         waiving a portion of their fees and/or
                                         reimbursing the Portfolio for certain
                                         other expenses. These fee waivers
                                         and/or reimbursements are being made in
                                         order to keep the annual fees and
                                         expenses for the Portfolio's Trust
                                         Shares at a certain level. OTHER
                                         EXPENSES AND TOTAL ANNUAL PORTFOLIO
                                         OPERATING EXPENSES, AFTER TAKING THESE
                                         FEE WAIVERS AND EXPENSE REIMBURSEMENTS
                                         INTO ACCOUNT, ARE EXPECTED TO BE .22%
                                         AND .97%, RESPECTIVELY, FOR TRUST
                                         SHARES. These fee waivers and expense
                                         reimbursements may be revised or
                                         cancelled at any time.

                                             EXAMPLE

                                                                                1       3      5        10
                                                                             YEAR   YEARS   YEARS    YEARS
                                                TRUST SHARES                 $139   $434    $750    $1,646

                                                                              46
-

   INDEXING is a strategy
   whereby a Portfolio
   attempts to weight its
   securities to match
   those of a broadly-
   based securities index
   in an attempt to
   approximate the
   index's performance.

   THE S&P 500 INDEX is
   an unmanaged index
   comprised of 500
   widely held common
   stocks listed on the
   New York Stock
   Exchange, the American
   Stock Exchange and
   NASDAQ.
 logo
 logo   Q
                                                         EQUITY INDEX
             RISK/RETURN SUMMARY                         PORTFOLIO

                                      INVESTMENT OBJECTIVE
                                      The Portfolio's investment objective is to seek to provide investment results that, before the deduction of operating expenses, approximate the price and yield performance of
                                      U.S. publicly traded common stocks with large stock market capitalizations, as represented by the Standard & Poor's 500
                                      Index (the "S&P 500 Index").
                                      The Portfolio's investment objective can be changed by the
                                      Fund's Board of Directors without shareholder approval.
                                      Shareholders will be given at least 30 days' written notice before any such change occurs.

                                      PRINCIPAL INVESTMENT STRATEGIES
                                      The Portfolio uses an "indexing" strategy through the use of computer models to approximate the investment performance of the S&P 500 Index. The Portfolio invests substantially all
                                      (at least 80%) of its total assets in securities listed in the S&P 500 Index and typically will hold all 500 stocks
                                      represented in the Index. In general, each stock's
                                      percentage weighting in the Portfolio is based on its
                                      weighting in the Index. When stocks are removed from or
                                      added to the Index, those changes are reflected in the
                                      Portfolio. The Portfolio periodically "rebalances" its
                                      holdings as dictated by changes in shareholder purchase and redemption activity and in the composition of the S&P 500
                                      Index.

                                      PRINCIPAL RISK CONSIDERATIONS
                                      The Portfolio invests in stocks and other equity securities, which may decline in value over short or extended periods of time. Equity markets tend to be cyclical; there are times
                                      when stock prices generally increase, and other times when they generally decrease. This could cause the value of your investment in the Portfolio to fluctuate. In addition, the
                                      Portfolio is subject to the additional risk that the
                                      large-capitalization stocks it typically holds may not
                                      perform as well as other types of stocks, such as
                                      small-capitalization stocks.

                                      There is the additional risk that the Portfolio's investment results may fail to match those of the S&P 500 Index.

 47
-

   RETURN HISTORY

   The bar chart and table
   below show the Portfolio's
   annual returns and
   long-term performance,
   thereby giving some
   indication of the risk of
   investing in the Portfolio.
   The bar chart shows the
   performance of the
   Portfolio's Trust Shares
   during the last calendar
   year. The table shows how
   the Portfolio's average
   annual returns for one year
   and since inception compare
   to those of the S&P 500
   Index. Both the bar chart
   and table assume
   reinvestment of all
   dividends and
   distributions. The
   Portfolio's past
   performance does not
   necessarily indicate how it
   will perform in the future.
                                                             EQUITY INDEX
   RISK/RETURN SUMMARY                                          PORTFOLIO

                                           TRUST SHARES
                                           YEAR-BY-YEAR TOTAL RETURNS
                                           (AS OF DECEMBER 31 EACH YEAR)
                                    [STATED IN PERCENTAGES]

                                                                        EQUITY INDEX PORTFOLIO
                                                                        ----------------------
'1998'                                                                           28.20

                                                  Best quarter:  21.14% for the quarter ending
                                                                   December 31, 1998
                                                  Worst quarter: -9.96% for the quarter ending
                                                                   September 30, 1998

                                                     AVERAGE ANNUAL TOTAL
                                                     RETURNS for the periods
                                                     ended December 31, 1998

                                                                                        SINCE
                                                               1 YEAR                 INCEPTION*
   Trust Shares                                                28.20%                   31.01%
   S&P 500 Index                                               28.60%                   31.31%

   * May 1, 1997 for Trust Shares; April 30, 1997 for the S&P 500 Index.

                                                                              48
-

   This example will help you
   compare the cost of
   investing in the Portfolio
   with the cost of investing
   in other mutual funds. The
   example assumes that you
   invest $10,000 for the time
   periods shown, reinvest all
   of your dividends and
   distributions, and then
   sell all of your shares at
   the end of those periods.
   The example also assumes
   that your investment has a
   5% return each year and the
   Portfolio's operating
   expenses remain the same.
   Although your actual costs
   may be higher or lower,
   based on these assumptions
   your costs would be:
     EQUITY INDEX
     PORTFOLIO
   RISK/RETURN SUMMARY

                                             FEES AND EXPENSES

                                                                                             TRUST SHARES
                                                  ANNUAL PORTFOLIO OPERATING EXPENSES
                                                  (EXPENSES THAT ARE DEDUCTED FROM THE
                                                  PORTFOLIO'S ASSETS)

    The table on the right shows the
    fees and expenses that you pay if
    you buy and hold Trust Shares
    of the Equity Index Portfolio.
                                                                                                 .30%
                                                  Management Fees
                                                                                                 None
                                                  Distribution (12b-1) Fees
                                                                                                 .73%(1)
                                                  Other Expenses
                                                                                                1.03%(1)
                                                  Total Annual Portfolio Operating
                                                  Expenses

                                     (1) Other Expenses and Total Annual
                                         Portfolio Operating Expenses for the
                                         Portfolio's Trust Shares for the
                                         current fiscal year are expected to be
                                         less than the amounts shown above
                                         because certain of the Portfolio's
                                         service providers are voluntarily
                                         waiving a portion of their fees and/or
                                         reimbursing the Portfolio for certain
                                         other expenses. These fee waivers
                                         and/or reimbursements are being made in
                                         order to keep the annual fees and
                                         expenses for the Portfolio's Trust
                                         Shares at a certain level. OTHER
                                         EXPENSES AND TOTAL ANNUAL PORTFOLIO
                                         OPERATING EXPENSES, AFTER TAKING THESE
                                         FEE WAIVERS AND EXPENSE REIMBURSEMENTS
                                         INTO ACCOUNT, ARE EXPECTED TO BE .25%
                                         AND .55%, RESPECTIVELY, FOR TRUST
                                         SHARES. These fee waivers and expense
                                         reimbursements may be revised or
                                         cancelled at any time.

                                             EXAMPLE

                                                                                1       3      5        10
                                                                             YEAR   YEARS   YEARS    YEARS
                                                TRUST SHARES                 $105   $328    $569    $1,259

 49
-


                                      INVESTMENT OBJECTIVE
                                      The Portfolio's investment objective is to provide long-term capital growth, with income a secondary consideration.

                                      PRINCIPAL INVESTMENT STRATEGIES
                                      The Portfolio invests primarily in common stocks. The
                                      Adviser selects stocks based on a number of factors related to historical and projected earnings and the price/earnings relationship as well as company growth and asset value,
                                      consistency of earnings growth and earnings quality.

                                      Stocks purchased for the Portfolio generally will be listed on a national stock exchange or will be unlisted securities with an established over-the-counter market. These stocks
                                      tend to pay dividends, so many of the Portfolio's
                                      investments may produce some income. Nevertheless, income is not the primary factor in the stock selection process.

                                      PRINCIPAL RISK CONSIDERATIONS
                                      The Portfolio invests in stocks and other equity securities, which may decline in value over short or extended periods of time. Equity markets tend to be cyclical; there are times
                                      when stock prices generally increase, and other times when they generally decrease. This could cause the value of your investment in the Portfolio to fluctuate.

                                      The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may
                                      advance the Portfolio's investment objective. It is
                                      possible, however, that these evaluations will prove to be inaccurate.
    PORTFOLIO MANAGER
    MVA's Equity Committee is
    responsible for the
    day-to-day management of the
    Portfolio. The Committee has
    managed the Portfolio since
    1998.

 logo
 logo   Q
               GROWTH & INCOME
               EQUITY PORTFOLIO
             RISK/RETURN SUMMARY

                                                                              50
-

   RETURN HISTORY
   The bar chart and table
   below show the Portfolio's
   annual returns and
   long-term performance,
   thereby giving some
   indication of the risk of
   investing in the Portfolio.
   The bar chart shows how the
   performance of the
   Portfolio's Trust Shares
   has varied from year to
   year. The table shows how
   the Portfolio's average
   annual returns for one
   year, five years and since
   inception compare to those
   of a broad-based market
   index. Both the bar chart
   and table assume
   reinvestment of all
   dividends and
   distributions. The
   Portfolio's past
   performance does not
   necessarily indicate how it
   will perform in the future.
   KNOW YOUR INDEX
   THE S&P 500 INDEX is an
   unmanaged index comprised
   of 500 widely held common
   stocks listed on the New
   York Stock Exchange, the
   American Stock Exchange and
   NASDAQ.
                                                          GROWTH & INCOME
   RISK/RETURN SUMMARY                                   EQUITY PORTFOLIO

                                           TRUST SHARES
                                           YEAR-BY-YEAR TOTAL RETURNS
                                           (AS OF DECEMBER 31 EACH YEAR)
                                    [STATED IN PERCENTAGES]

                                                                   GROWTH & INCOME EQUITY PORTFOLIO
                                                                   --------------------------------
'1992'                                                                           10.61
'93'                                                                              9.61
'94'                                                                             -0.26
'95'                                                                             34.38
'96'                                                                             19.40
'97'                                                                             27.80
'98'                                                                             13.12

                                                  Best quarter:  18.19% for the quarter ending
                                                                   December 31, 1998
                                                  Worst quarter: -14.34% for the quarter ending
                                                                   September 30, 1998

                                                     AVERAGE ANNUAL TOTAL
                                                     RETURNS for the periods
                                                     ended December 31, 1998

                                                                                                 SINCE
                                                1 YEAR                  5 YEARS               INCEPTION*
   Trust Shares                                 13.12%                  18.27%                  15.76%
   S&P 500 Index                                28.60%                  24.05%                  18.93%

   * April 1, 1991 for Trust Shares; March 31, 1991 for the S&P 500 Index.

 51
-

   This example will help you
   compare the cost of
   investing in the Portfolio
   with the cost of investing
   in other mutual funds. The
   example assumes that you
   invest $10,000 for the time
   periods shown, reinvest all
   of your dividends and
   distributions, and then
   sell all of your shares at
   the end of those periods.
   The example also assumes
   that your investment has a
   5% return each year and the
   Portfolio's operating
   expenses remain the same.
   Although your actual costs
   may be higher or lower,
   based on these assumptions
   your costs would be:
     GROWTH & INCOME
     EQUITY PORTFOLIO
   RISK/RETURN SUMMARY

                                             FEES AND EXPENSES

                                                  ANNUAL PORTFOLIO OPERATING EXPENSES
                                                  (EXPENSES THAT ARE DEDUCTED FROM THE
                                                  PORTFOLIO'S ASSETS)                      TRUST SHARES

    The table on the right shows the
    fees and expenses that you pay if
    you buy and hold Trust Shares
    of the Growth & Income
    Equity Portfolio.

                                                  Management Fees                              .55%
                                                  Distribution (12b-1) Fees                    None
                                                  Other Expenses                               .59%(1)
                                                  Total Annual Portfolio Operating
                                                  Expenses                                    1.14%(1)

                                     (1) Other Expenses and Total Annual
                                         Portfolio Operating Expenses for the
                                         Portfolio's Trust Shares for the
                                         current fiscal year are expected to be
                                         less than the amounts shown above
                                         because certain of the Portfolio's
                                         service providers are voluntarily
                                         waiving a portion of their fees and/or
                                         reimbursing the Portfolio for certain
                                         other expenses. These fee waivers
                                         and/or reimbursements are being made in
                                         order to keep the annual fees and
                                         expenses for the Portfolio's Trust
                                         Shares at a certain level. OTHER
                                         EXPENSES AND TOTAL ANNUAL PORTFOLIO
                                         OPERATING EXPENSES, AFTER TAKING THESE
                                         FEE WAIVERS AND EXPENSE REIMBURSEMENTS
                                         INTO ACCOUNT, ARE EXPECTED TO BE .19%
                                         AND .74%, RESPECTIVELY, FOR TRUST
                                         SHARES. These fee waivers and expense
                                         reimbursements may be revised or
                                         cancelled at any time.

                                             EXAMPLE

                                                                                   1       3      5        10
                                                                                YEAR   YEARS   YEARS    YEARS
                                                  TRUST SHARES                  $116   $362    $628    $1,386

                                                                              52
-


                                      INVESTMENT OBJECTIVE
                                      The Portfolio's investment objective is capital
                                      appreciation.

                                      PRINCIPAL INVESTMENT STRATEGIES
                                      The Portfolio invests primarily in the common stocks of
                                      growth companies. In selecting securities for the Portfolio, the Adviser evaluates a company's earnings history and the risk and volatility of the company's business. The Adviser also considers other factors, such as product position and the ability to increase market share, but the ability to
                                      increase company earnings is the primary consideration.
                                      Under normal market conditions, the Portfolio invests at
                                      least 65% of its total assets in common stocks or other
                                      equity securities, such as preferred stocks, rights and
                                      warrants. Typically, the Portfolio's stocks are those of
                                      large- and medium-capitalization companies that are listed on the New York Stock Exchange, the American Stock Exchange
                                      or NASDAQ.

                                      PRINCIPAL RISK CONSIDERATIONS
                                      The Portfolio invests in stocks and other equity securities, which may decline in value over short or extended periods of time. Equity markets tend to be cyclical; there are times
                                      when stock prices generally increase, and other times when they generally decrease. This could cause the value of your investment in the Portfolio to fluctuate. In addition, the
                                      Portfolio is subject to the additional risk that the growth stocks it typically holds may not perform as well as other types of stocks, such as value stocks.
                                      The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may
                                      advance the Portfolio's investment objective. It is
                                      possible, however, that these evaluations will prove to be inaccurate.

   GROWTH STOCKS offer
   strong revenue and
   earnings potential and
   accompanying capital
   growth, with less
   dividend income than
   value stocks.
   PORTFOLIO MANAGER
   MVA's Equity Committee
   is responsible for the
   day-to-day management
   of the Portfolio. The
   Committee has managed
   the Portfolio since
   1998.
 logo
 logo   Q
                                                         GROWTH EQUITY
             RISK/RETURN SUMMARY                         PORTFOLIO

 53
-

   RETURN HISTORY+
   The bar chart and table on
   this page show the
   Portfolio's annual returns
   and long-term performance,
   thereby giving some
   indication of the risk of
   investing in the Portfolio.
   The bar chart shows the
   performance of the
   Portfolio's Trust Shares
   during the last calendar
   year. The table shows how
   the Portfolio's average
   annual returns for one year
   and since inception compare
   to those of a broad-based
   market index. Both the bar
   chart and table assume
   reinvestment of dividends
   and distributions. The
   Portfolio's past
   performance does not
   necessarily indicate how it
   will perform in the future.

   KNOW YOUR INDEX

   THE S&P 500 INDEX is an
   unmanaged index comprised
   of 500 widely held common
   stocks listed on the New
   York Stock Exchange, the
   American Stock Exchange and
   NASDAQ.
                                                            GROWTH EQUITY
   RISK/RETURN SUMMARY                                          PORTFOLIO

                                              TRUST SHARES
                                              YEAR-BY-YEAR TOTAL RETURNS
                                              (AS OF DECEMBER 31 EACH YEAR)
                                    [STATED IN PERCENTAGES]

                                                                        GROWTH EQUITY PORTFOLIO
                                                                        -----------------------
'1998'                                                                           29.88

                                              Best quarter:  25.20% for the
                                                             quarter ending
                                                             December 31, 1998
                                              Worst quarter: -11.73% for the
                                                             quarter ending
                                                             September 30, 1998

                                                     AVERAGE ANNUAL TOTAL
                                                     RETURNS for the periods
                                                     ended December 31, 1998

                                                                  SINCE
                                                       1 YEAR   INCEPTION*
   Trust Shares                                        29.88%    18.30%
   S&P 500 Index                                       28.60%    21.60%

   + The Portfolio commenced operations on January 4, 1993 as the Arrow Equity
     Portfolio, a separate investment portfolio (the "Predecessor Portfolio") of Arrow Funds. On November 21, 1997, the Predecessor Portfolio was reorganized as a new portfolio of the Fund. Prior to the reorganization, the Predecessor Portfolio offered and sold shares that were similar to the Fund's Investor A Shares.
   * November 24, 1997 for Trust Shares; November 30, 1997 for the S&P 500
   Index.

                                                                              54
-

   This example will help you
   compare the cost of
   investing in the Portfolio
   with the cost of investing
   in other mutual funds. The
   example assumes that you
   invest $10,000 for the time
   periods shown, reinvest all
   of your dividends and
   distributions, and then
   sell all of your shares at
   the end of those periods.
   The example also assumes
   that your investment has a
   5% return each year and the
   Portfolio's operating
   expenses remain the same.
   Although your actual costs
   may be higher or lower,
   based on these assumptions
   your costs would be:
     GROWTH EQUITY
     PORTFOLIO
   RISK/RETURN SUMMARY

                                             FEES AND EXPENSES

                                                  ANNUAL PORTFOLIO OPERATING EXPENSES
                                                  (EXPENSES THAT ARE DEDUCTED FROM THE             TRUST
                                                  PORTFOLIO'S ASSETS)                             SHARES

    The table on the right shows
    the fees and expenses that you pay if
    you buy and hold Trust Shares of the
    Growth Equity Portfolio.
                                                  Management Fees                                   .75%
                                                  Distribution (12b-1) Fees                         None
                                                  Other Expenses                                    .69%(1)
                                                  Total Annual Portfolio Operating Expenses        1.44%(1)

                                     (1) Other Expenses and Total Annual
                                         Portfolio Operating Expenses for the
                                         Portfolio's Trust Shares for the
                                         current fiscal year are expected to be
                                         less than the amounts shown above
                                         because certain of the Portfolio's
                                         service providers are voluntarily
                                         waiving a portion of their fees and/or
                                         reimbursing the Portfolio for certain
                                         other expenses. These fee waivers
                                         and/or reimbursements are being made in
                                         order to keep the annual fees and
                                         expenses for the Portfolio's Trust
                                         Shares at a certain level. OTHER
                                         EXPENSES AND TOTAL ANNUAL PORTFOLIO
                                         OPERATING EXPENSES, AFTER TAKING THESE
                                         FEE WAIVERS AND EXPENSE REIMBURSEMENTS
                                         INTO ACCOUNT, ARE EXPECTED TO BE .22%
                                         AND .97%, RESPECTIVELY, FOR TRUST
                                         SHARES. These fee waivers and expense
                                         reimbursements may be revised or
                                         cancelled at any time.

                                             EXAMPLE

                                                                                1       3      5        10
                                                                             YEAR   YEARS   YEARS    YEARS
                                                TRUST SHARES                 $147   $456    $787    $1,724

 55
-


                                      INVESTMENT OBJECTIVE
                                      The Portfolio's investment objective is capital
                                      appreciation.

                                      PRINCIPAL INVESTMENT STRATEGIES
                                      Under normal conditions, the Portfolio invests at least 65%
                                      of its total assets in the common stocks of small- to
                                      medium-sized companies with market capitalizations from $100 million to $2 billion at the time of purchase and which the
                                      Adviser believes have above-average prospects for capital
                                      appreciation. Stocks purchased by the Portfolio may be
                                      listed on a national securities exchange or may be unlisted securities with or without an established over-the-counter market.

                                      The Portfolio also may invest a portion of its assets in
                                      larger companies that the Adviser believes offer improved
                                      growth possibilities because of rejuvenated management,
                                      product changes or other developments likely to stimulate
                                      earnings or asset growth. The Portfolio also may invest in stocks the Adviser believes are undervalued or in initial
                                      public offerings (IPOs) of new companies that demonstrate
                                      the potential for price appreciation. The Adviser selects
                                      stocks based on a number of factors, including historical
                                      and projected earnings, asset value, potential for price
                                      appreciation and earnings growth, and quality of the
                                      products manufactured or services offered.

                                      PRINCIPAL RISK CONSIDERATIONS
                                      The Portfolio invests in stocks and other equity securities, which may decline in value over short or extended periods of time. Equity markets tend to be cyclical; there are times
                                      when stock prices generally increase, and other times when they generally decrease. This could cause the value of your investment in the Portfolio to fluctuate.

                                      Compared to larger-capitalization stocks,
                                      small-capitalization stocks tend to carry greater risk and exhibit greater price volatility because their businesses
                                      may not be well-established. In addition, some smaller
                                      companies may have specialized or limited product lines,
                                      markets or financial resources and may be dependent on
                                      one-person management. All of these factors increase risk
                                      and may result in more significant losses than the other
                                      Mercantile Stock Portfolios. In an effort to reduce the
                                      risks inherent in smaller-company stocks, the Portfolio's
                                      holdings are diversified over a number of companies and
                                      industry groups.
                                      The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may
                                      advance the Portfolio's investment objective. It is
                                      possible, however, that these evaluations will prove to be inaccurate.

 logo
 logo   Q
               SMALL CAP
               EQUITY PORTFOLIO
             RISK/RETURN SUMMARY

-

    PORTFOLIO MANAGER
    Robert J. Anthony, Senior
    Associate at MVA, is
    responsible for the
    day-to-day management of the
    Portfolio. He has been with
    MVA for 25 years and has
    managed the Portfolio since
    its inception in 1992.

   RETURN HISTORY
   The bar chart and table on
   this page show the
   Portfolio's annual returns
   and long-term performance,
   thereby giving some
   indication of the risk of
   investing in the Portfolio.
   The bar chart shows how the
   performance of the
   Portfolio's Trust Shares
   has varied from year to
   year. The table shows how
   the Portfolio's average
   annual returns for one
   year, five years and since
   inception compare to those
   of a broad-based market
   index. Both the bar chart
   and the table assume
   reinvestment of all
   dividends and
   distributions. The
   Portfolio's past
   performance does not
   necessarily indicate how it
   will perform in the future.
   KNOW YOUR INDEX
   THE RUSSELL 2000 INDEX is
   an unmanaged index
   comprised of the 2,000
   smallest companies of the
   3,000 largest U.S. based on
   market capitalization.
     SMALL CAP
     EQUITY PORTFOLIO
   RISK/RETURN SUMMARY

                                  TRUST SHARES
                           YEAR-BY-YEAR TOTAL RETURNS
                         (AS OF DECEMBER 31 EACH YEAR)
                            [STATED IN PERCENTAGES]

1993                                                          23.59
1994                                                           2.52
1995                                                          17.24
1996                                                          10.98
1997                                                          20.79
1998                                                          -7.80


                                                  Best quarter:  18.51% for the quarter ending
                                                                 December 31, 1992
                                                  Worst quarter: -24.71% for the quarter
                                                                   ending September 30, 1998


                                                     AVERAGE ANNUAL TOTAL
                                                     RETURNS for the periods
                                                     ended December 31, 1998

                                                                                                 SINCE
                                                1 YEAR                  5 YEARS               INCEPTION*
   Trust Shares                                  (7.80)%                 8.24%                  12.07%
   Russell 2000 Index                            (2.55)%                11.87%                  13.86%

   * May 6, 1992 for Trust Shares; April 30, 1992 for the Russell 2,000 Index.

 57
-

   This example will help you
   compare the cost of
   investing in the Portfolio
   with the cost of investing
   in other mutual funds. The
   example assumes that you
   invest $10,000 for the time
   periods shown, reinvest all
   of your dividends and
   distributions, and then
   sell all of your shares at
   the end of those periods.
   The example also assumes
   that your investment has a
   5% return each year and the
   Portfolio's operating
   expenses remain the same.
   Although your actual costs
   may be higher or lower,
   based on these assumptions
   your costs would be:
                                                                           SMALL
                                                                             CAP
                                                                          EQUITY
   RISK/RETURN SUMMARY                                                 PORTFOLIO

                                             FEES AND EXPENSES

                                                  ANNUAL PORTFOLIO OPERATING EXPENSES
                                                  (EXPENSES THAT ARE DEDUCTED FROM THE
                                                  PORTFOLIO'S ASSETS)                     TRUST SHARES

    The table on the right shows the
    fees and expenses that you pay if
    you buy and hold Trust Shares of the
    Small Cap Equity Portfolio.
                                                  Management Fees                              .75%
                                                  Distribution (12b-1) Fees                    None
                                                  Other Expenses                               .60%(1)
                                                  Total Annual Portfolio Operating
                                                  Expenses                                    1.35%(1)

                                     (1) Other Expenses and Total Annual
                                         Portfolio Operating Expenses for the
                                         Portfolio's Trust Shares for the
                                         current fiscal year are expected to be
                                         less than the amounts shown above
                                         because certain of the Portfolio's
                                         service providers are voluntarily
                                         waiving a portion of their fees and/or
                                         reimbursing the Portfolio for certain
                                         other expenses. These fee waivers
                                         and/or reimbursements are being made in
                                         order to keep the annual fees and
                                         expenses for the Portfolio's Trust
                                         Shares at a certain level. OTHER
                                         EXPENSES AND TOTAL ANNUAL PORTFOLIO
                                         OPERATING EXPENSES, AFTER TAKING THESE
                                         FEE WAIVERS AND EXPENSE REIMBURSEMENTS
                                         INTO ACCOUNT, ARE EXPECTED TO BE .20%
                                         AND .95%, RESPECTIVELY, FOR TRUST
                                         SHARES. These fee waivers and expense
                                         reimbursements may be revised or
                                         cancelled at any time.

                                             EXAMPLE

                                                                                1       3      5        10
                                                                             YEAR   YEARS   YEARS    YEARS
                                                TRUST SHARES                 $137   $428    $739    $1,624

                                                                              58
-

   INDEXING is a strategy
   whereby a Portfolio
   attempts to weight its
   securities to match
   those of a broadly-
   based securities index
   in an attempt to
   approximate the
   index's performance.

   THE S&P SMALLCAP 600
   INDEX is an unmanaged
   index that tracks the
   performance of 600
   domestic companies
   traded on the New York
   Stock Exchange, the
   American Stock
   Exchange and NASDAQ.
   The S&P SmallCap Index
   is heavily weighted
   with the stocks of
   small companies.
 logo
 logo   Q
               SMALL CAP EQUITY
               INDEX PORTFOLIO
             RISK/RETURN SUMMARY


                                      INVESTMENT OBJECTIVE
                                      The Portfolio's investment objective is to provide
                                      investment results that, before deduction of operating
                                      expenses, approximate the price and yield performance of
                                      U.S. common stocks with smaller stock market
                                      capitalizations, as represented by the S&P SmallCap 600
                                      Index.

                                      The Portfolio's investment objective can be changed by the
                                      Fund's Board of Directors without shareholder approval.
                                      Shareholders will be given at least 30 days' written notice before any such change occurs.

                                      PRINCIPAL INVESTMENT STRATEGIES
                                      The Portfolio uses an "indexing" strategy through the use of computer models to approximate the investment performance of the S&P SmallCap 600 Index. The Portfolio will invest at
                                      least 80% of its total assets in securities listed in the
                                      S&P SmallCap 600 Index and typically will hold all 600
                                      stocks represented in the Index. Under certain
                                      circumstances, however, the Portfolio may not hold all 600 stocks in the Index because of shareholder activity or
                                      changes in the Index. In general, each stock's percentage
                                      weighting in the Portfolio is based on its weighting in the
                                      S&P SmallCap 600 Index. When stocks are removed from or
                                      added to the Index, those changes are reflected in the
                                      Portfolio. The Portfolio periodically "rebalances" its
                                      holdings as dictated by changes in shareholder purchase and redemption activity and in the composition of the S&P
                                      SmallCap 600 Index.

                                      PRINCIPAL RISK CONSIDERATIONS
                                      The Portfolio invests in stocks and other equity securities, which may decline in value over short or extended periods of time. Equity markets tend to be cyclical; there are times
                                      when stock prices generally increase, and other times when they generally decrease. This could cause the value of your investment in the Portfolio to fluctuate.

                                      In addition, the Portfolio is subject to the additional risk that the small-capitalization stocks that it holds may not perform as well as other types of stocks. Compared to
                                      larger-capitalization stocks, small-capitalization stocks
                                      tend to carry greater risk and exhibit greater price
                                      volatility because their businesses may not be
                                      well-established. In addition, some smaller companies may
                                      have specialized or limited product lines, markets or
                                      financial resources and may be dependent on one-person
                                      management. All of these factors increase risk and may
                                      result in more significant losses than the other Mercantile
                                      Stock Portfolios. By typically investing in all 600 stocks in the Index, the Portfolio remains broadly diversified,
                                      which may reduce some of this risk. There is the additional risk that the Portfolio's investment results may fail to
                                      match those of the S&P SmallCap 600 Index.

                                      RETURN HISTORY
                                      The Portfolio does not have a long-term performance record because it has been in operation for less than one calendar year.

 59
-

   This example will help you
   compare the cost of
   investing in the Portfolio
   with the cost of investing
   in other mutual funds. The
   example assumes that you
   invest $10,000 for the time
   periods shown, reinvest all
   of your dividends and
   distributions, and then
   sell all of your shares at
   the end of those periods.
   The example also assumes
   that your investment has a
   5% return each year and the
   Portfolio's operating
   expenses remain the same.
   Although your actual costs
   may be higher or lower,
   based on these assumptions
   your costs would be:
     SMALL CAP EQUITY
     INDEX PORTFOLIO
   RISK/RETURN SUMMARY

                                             FEES AND EXPENSES

                                                    ANNUAL PORTFOLIO OPERATING EXPENSES
                                                    (EXPENSES THAT ARE DEDUCTED FROM THE
                                                    PORTFOLIO'S ASSETS)                       TRUST SHARES

    The table on the right shows the fees and
    expenses that you pay if you buy and hold
    Trust Shares of the Small Cap Equity Index
    Portfolio.
                                                    Management Fees                               .40%
                                                    Distribution (12b-1) Fees                     None
                                                    Other Expenses                                .79%(1)
                                                    Total Annual Portfolio Operating
                                                    Expenses                                     1.19%(1)

                                     (1) Other Expenses and Total Annual
                                         Portfolio Operating Expenses for the
                                         Portfolio's Trust Shares for the
                                         current fiscal year are estimated to be
                                         less than the amounts shown above
                                         because certain of the Portfolio's
                                         service providers are voluntarily
                                         waiving a portion of their fees and/or
                                         reimbursing the Portfolio for certain
                                         other expenses. These fee waivers
                                         and/or reimbursements are being made in
                                         order to keep the annual fees and
                                         expenses for the Portfolio's Trust
                                         Shares at a certain level. OTHER
                                         EXPENSES AND TOTAL ANNUAL PORTFOLIO
                                         OPERATING EXPENSES, AFTER TAKING THESE
                                         FEE WAIVERS AND EXPENSE REIMBURSEMENTS
                                         INTO ACCOUNT, ARE ESTIMATED TO BE .32%
                                         AND .72%, RESPECTIVELY, FOR TRUST
                                         SHARES. These fee waivers and expense
                                         reimbursements may be revised or
                                         cancelled at any time.

                                             EXAMPLE

                                                                                   1       3      5        10
                                                                                YEAR   YEARS   YEARS    YEARS
                                                  TRUST SHARES                  $121   $378    $654    $1,443

                                                                              60
-

   SUB-ADVISER/ PORTFOLIO
   MANAGER

   MVA has appointed Clay
   Finlay, Inc. ("Clay
   Finlay" or the
   "Sub-Adviser") as sub-
   adviser to assist in
   the day-to- day
   management of the
   Portfolio. Frances
   Dakers, a principal
   and senior portfolio
   manager of Clay
   Finlay, is responsible
   for the management of
   the Portfolio. Ms.
   Dakers has been with
   Clay Finlay since
   January 1982 and has
   managed the Portfolio
   since it began
   operations in 1994.
 logo
 logo
               INTERNATIONAL EQUITY
               PORTFOLIO
             RISK/RETURN SUMMARY

                                      INVESTMENT OBJECTIVE
                                      The Portfolio's investment objective is to provide capital growth consistent with reasonable investment risk.

                                      PRINCIPAL INVESTMENT STRATEGIES
                                      The Portfolio invests primarily in foreign common stocks,
                                      most of which will be denominated in foreign currencies.
                                      During normal market conditions, the Portfolio will invest substantially all (at least 80%) of its total assets in the securities of companies that derive more than 50% of their gross revenues outside the United States or have more than
                                      50% of their assets outside the United States. Under normal market conditions, the Portfolio invests in equity
                                      securities from at least three foreign countries. Generally, at least 50% of the Portfolio's total assets will be
                                      invested in securities of companies located either in the
                                      developed countries of Western Europe or in Japan. The
                                      Portfolio also may invest in other developed countries and in countries with emerging markets or economies.
                                      By investing in various foreign stocks, the Portfolio
                                      attempts to achieve broad diversification and to take
                                      advantage of differences between economic trends and the
                                      performance of securities markets in different countries,
                                      regions and geographic areas. In selecting stocks, the Sub-
                                      Adviser uses a screening tool to determine which companies represent the best values relative to their long-term growth prospects and local markets. The Sub-Adviser also uses
                                      fundamental analysis by evaluating balance sheets, market
                                      share and strength of management.

                                      PRINCIPAL RISK CONSIDERATIONS
                                      Investing in foreign companies involves different risks than investing in U.S. companies due to such factors as currency exchange rate volatility, government restrictions, different accounting standards and political instability. The
                                      multinational character of the Portfolio's investments
                                      should reduce the effect that events in any one country or geographic area will have on overall performance. However, negative results from one foreign market may offset gains
                                      from another market or may negatively affect other foreign markets. The risks associated with foreign investments are heightened when investing in emerging markets. The
                                      governments and economies of emerging market countries
                                      feature greater instability than those of more developed
                                      countries. Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.
                                      As with U.S. equity markets, foreign equity markets tend to be cyclical. There are times when stock prices generally
                                      increase, and other times when they generally decrease.

                                      The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may
                                      advance the Portfolio's investment objective. It is
                                      possible, however, that these evaluations will prove to be inaccurate.

 61
-

   RETURN HISTORY
   The bar chart and table on
   this page show the
   Portfolio's annual returns
   and long-term performance,
   thereby giving some
   indication of risk of
   investing in the Portfolio.
   The bar chart shows how the
   performance of the
   Portfolio's Trust Shares
   has varied from year to
   year. The table shows how
   the Portfolio's average
   annual returns for one year
   and since inception compare
   to those of a broad-based
   market index. Both the bar
   chart and table assume
   reinvestment of all
   dividends and
   distributions. The
   Portfolio's past
   performance does not
   necessarily indicate how it
   will perform in the future.

   KNOW YOUR INDEX
   THE MORGAN STANLEY CAPITAL
   INTERNATIONAL EUROPE,
   AUSTRALASIA AND FAR EAST
   INDEX, OR EAFE INDEX, is an
   unmanaged index consisting
   of companies in Australia,
   New Zealand, Europe and the
   Far East.
     INTERNATIONAL EQUITY
     PORTFOLIO
   RISK/RETURN SUMMARY

                                           TRUST SHARES
                                           YEAR-BY-YEAR TOTAL RETURNS
                                           (AS OF DECEMBER 31 EACH YEAR)
                                    [STATED IN PERCENTAGES]

                                                                    INTERNATIONAL EQUITY PORTFOLIO
                                                                    ------------------------------
'1995'                                                                            9.56
'96'                                                                             10.36
'97'                                                                              4.88
'98'                                                                             17.85

                                                  Best quarter:  19.42% for the quarter ending
                                                                   December 31, 1998
                                                  Worst quarter: -16.98% for the quarter ending
                                                                   September 30, 1998

                                                     AVERAGE ANNUAL TOTAL
                                                     RETURNS for the periods
                                                     ending December 31, 1998

                                                                                        SINCE
                                                               1 YEAR                 INCEPTION*
   Trust Shares                                                17.85%                    8.91%
   EAFE Index                                                  18.23%                    7.25%

   * April 4, 1994 for Trust Shares; March 31, 1994 for the EAFE Index.

                                                                              62
-

                                             FEES AND EXPENSES

    The table on the right shows the fees and
    expenses that you pay if you buy and hold       ANNUAL PORTFOLIO OPERATING EXPENSES
    Trust Shares of the International Equity        (EXPENSES THAT ARE DEDUCTED FROM THE
    Portfolio.                                      PORTFOLIO'S ASSETS)                            TRUST SHARES
                                                    Management Fees                                   1.00%

                                                    Distribution (12b-1) Fees                          None
                                                    Other Expenses                                     .75%(1)
                                                    Total Annual Portfolio Operating Expenses         1.75%(1)

                                     (1) Other Expenses and Total Annual
                                         Portfolio Operating Expenses for the
                                         Portfolio's Trust Shares for the
                                         current fiscal year are expected to be
                                         less than the amounts shown above
                                         because certain of the Portfolio's
                                         service providers are voluntarily
                                         waiving a portion of their fees and/or
                                         reimbursing the Portfolio for certain
                                         other expenses. These fee waivers
                                         and/or reimbursements are being made in
                                         order to keep the annual fees and
                                         expenses for the Portfolio's Trust
                                         Shares at a certain level. OTHER
                                         EXPENSES AND TOTAL ANNUAL PORTFOLIO
                                         OPERATING EXPENSES, AFTER TAKING THESE
                                         FEE WAIVERS AND EXPENSE REIMBURSEMENTS
                                         INTO ACCOUNT, ARE EXPECTED TO BE .28%
                                         AND 1.28% RESPECTIVELY, FOR TRUST
                                         SHARES. These fee waivers and expense
                                         reimbursements may be revised or
                                         cancelled at any time.

   This example will help you
   compare the cost of
   investing in the Portfolio
   with the cost of investing
   in other mutual funds. The
   example assumes that you
   invest $10,000 for the time
   periods shown, reinvest all
   of your dividends and
   distributions, and then sell
   all of your shares at the
   end of those periods. The
   example also assumes that
   your investment has a 5%
   return each year and the
   Portfolio's operating
   expenses remain the same.
   Although your actual costs
   may be higher or lower,
   based on these assumptions
   your costs would be:
                                             EXAMPLE

                                                                                1       3      5        10
                                                                             YEAR   YEARS   YEARS    YEARS
                                                TRUST SHARES                 $178   $551    $949    $2,062

     INTERNATIONAL EQUITY
     PORTFOLIO
   RISK/RETURN SUMMARY

 63
-

   The principal risks of investing in each Portfolio are described on the previous pages. The following supplements that discussion.

   SECURITIES LENDING

   To obtain interest income, each Portfolio (except the Tax-Exempt Money Market and Missouri Tax-Exempt Bond Portfolios) may lend their securities to broker-dealers, banks or institutional borrowers pursuant to agreements requiring that the loans be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. There is the risk that, when lending portfolio securities, the securities may not be available to the Portfolio on a timely basis. Therefore, the Portfolio may lose the opportunity to sell the securities at a desirable price. Additionally, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

   TEMPORARY DEFENSIVE POSITIONS

   Each Portfolio may temporarily hold investments that are not part of its main investment strategy to try to avoid losses during unfavorable market conditions. These investments may include cash (which will not earn any income). In addition, the Tax-Exempt Money Market Portfolio may hold short-term taxable money market investments not to exceed 20% of the Portfolio's assets, each of the Taxable Bond, Tax-Exempt Bond and Stock Portfolios may hold money market instruments, including short-term debt securities issued or guaranteed by the U.S. Government or its agencies, and the International Equity Portfolio may hold debt obligations of U.S. companies having their principal business activities in the U.S. This strategy could prevent a Portfolio from achieving its investment objective and, if utilized by a Stock Portfolio, could reduce the Portfolio's return and affect its performance during a market upswing.

   OTHER TYPES OF INVESTMENTS

   This prospectus describes each Portfolio's principal investment strategies and the particular types of securities in which each Portfolio principally invests. Each Portfolio may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies -- and the risks involved -- are described in detail in the Statement of Additional Information ("SAI"), which is referred to on the back cover of this prospectus.

   YEAR 2000 RISKS

   As with other mutual funds, financial and business organizations and individuals around the world, the Portfolios could be adversely affected if the computer systems used by the Adviser and the Portfolios' other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This possibility is commonly known as the Year 2000 or "Y2K" problem. The Adviser is taking steps to address the Y2K problem with respect to the computer systems that it uses and to obtain assurances that comparable steps are being taken by the Portfolios' other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Portfolios. The Y2K problem could have a negative impact on the issuers of securities in which the Portfolios invest, which could hurt the Portfolios' investment returns.

 logo
 logo   Q
             RISK/RETURN SUMMARY           ADDITIONAL INFORMATION ON RISK

                                                                              64
-

   BUSINESS DAYS DEFINED
   A business day is any
   day that both the New
   York Stock Exchange
   and the Federal
   Reserve Bank of St.
   Louis are open for
   business. Currently,
   the Fund observes the
   following holidays:
   New Year's Day, Martin
   Luther King Jr. Day,
   Presidents' Day, Good
   Friday, Memorial Day
   (observed),
   Independence Day
   (observed), Labor Day,
   Columbus Day,
   Veterans' Day,
   Thanksgiving and
   Christmas.
 logo
 logo
             YOUR ACCOUNT                      EXPLANATION OF SALES PRICE


                                      Trust Shares and Trust II Shares of a Portfolio are sold at their net asset value (NAV). The NAV for each class of
                                      shares of a Money Market Portfolio is determined as of 12:00 noon (Eastern time) and as of the close of regular trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time) on every business day. The NAV for each class of
                                      shares of a Taxable Bond, Tax-Exempt Bond or Stock Portfolio is determined as of the close of regular trading on the New
                                      York Stock Exchange (currently 4:00 p.m., Eastern time) on every business day.
                                      The NAV for a class of shares is determined by adding the
                                      value of a Portfolio's investments, cash and other assets
                                      attributable to a particular share class, subtracting the
                                      Portfolio's liabilities attributable to that class and then dividing the result by the total number of shares in the
                                      class that are outstanding.
                                      - The investments of each of the Money Market Portfolios are valued at amortized cost, which is approximately equal to
                                        market value.
                                      - The investments of each of the Taxable Bond, Tax-Exempt
                                      Bond and Stock Portfolios are valued according to market
                                        value. When a market quote is not readily available, the
                                        security's value is based on "fair value" as determined by
                                        MVA (or Clay Finlay, with respect to the International
                                        Equity Portfolio) under the supervision of the Fund's
                                        Board of Directors. Foreign securities acquired by the
                                        International Equity Portfolio may be valued in foreign
                                        markets on days when the Portfolio's NAV is not
                                        calculated. In such cases, the NAV of the Portfolio's
                                        shares may be significantly affected on days when
                                        investors cannot buy and sell Portfolio shares.
                                      - A properly placed purchase order (see p. 66) that is
                                      delivered to the Fund by 12:00 noon (Eastern time) on any
                                        business day with respect to the Treasury Money Market
                                        Portfolio and Tax-Exempt Money Market Portfolio or by 3:00
                                        p.m. (Eastern time) on any business day with respect to
                                        the Money Market Portfolio receives the share price next
                                        determined if the Fund receives payment in federal funds
                                        or other immediately available funds by 4:00 p.m. (Eastern time) that day. If payment is not received by that time,
                                        the order will be cancelled. A properly placed purchase
                                        order that is delivered to the Fund after 12:00 noon
                                        (Eastern time) with respect to the Treasury Money Market
                                        Portfolio and Tax-Exempt Money Market Portfolio or after
                                        3:00 p.m. (Eastern time) with respect to the Money Market
                                        Portfolio will be placed the following business day.
                                      - A properly placed purchase order (see p. 66) for one of
                                      the Taxable Bond, Tax-Exempt Bond or Stock Portfolios that is delivered to the Fund before 4:00 p.m. (Eastern time)
                                        on any business day receives the share price determined as of 4:00 p.m. that day. If the order is received after 4:00
                                        p.m., it will receive the price determined on the next
                                        business day. Your financial institution must forward your payment to the Fund no later than 4:00 p.m. the next
                                        business day after placing the order, or the order will be cancelled.

 65
-

   Trust Shares of the Portfolios are sold to financial institutions, such as banks, trust companies, thrift institutions and mutual funds, that are purchasing shares on their own behalf or on behalf of discretionary and non-discretionary accounts for which they may receive account level asset-based management fees. Trust Shares are also sold to financial institutions that are purchasing shares on behalf of accounts for which they provide cash management services.

   Trust II Shares of the Money Market Portfolios are sold to financial institutions that are purchasing shares on their own behalf or on behalf of certain qualified accounts. Contact your financial institution for information as to which types of accounts are eligible to purchase Trust II Shares.

   If you are purchasing Trust Shares or Trust II Shares through a financial institution, you must follow the procedures established by your institution. Your financial institution is responsible for sending your purchase order to the Fund's distributor and wiring payment to the Fund's custodian. Your financial institution holds the shares in your name and receives all confirmations of purchases and sales. Financial institutions placing orders for themselves or on behalf of their customers should call the Fund at 1-800-452-2724.

   The Fund does not have any minimum investment requirement for Trust Shares or Trust II Shares, but your financial institution may do so. They may also charge transaction fees and require you to maintain a minimum account balance.

   YOUR ACCOUNT                                         HOW TO BUY SHARES

                                                                              66
-

   Orders to sell or "redeem" Trust Shares or Trust II Shares should be placed with the same financial institution that placed the original purchase order in accordance with the procedures established by that institution. Your financial institution is responsible for sending your order to the Fund's distributor and for crediting your account with the proceeds. The Fund does not currently charge for wiring the proceeds, but your financial institution may do so.

   If the shares being sold are represented by share certificates, then the order to sell must be made in writing and mailed to: Mercantile Mutual Funds, Inc., P.O. Box 78069 -- Tram 001/128/41-6, St. Louis, Missouri 63178. The
   order must be accompanied by the share certificates, properly endorsed for transfer. Additional documents may be required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators or guardians.

   The Fund's transfer agent may require a signature guarantee unless the redemption proceeds are payable to the shareholder of record and the proceeds are either mailed to the shareholder's address of record or electronically transferred to the account designated on the original account application. A signature guarantee helps prevent fraud, and you may obtain one from most banks and broker-dealers. Contact the Fund for more information on signature guarantees.

   Trust Shares and Trust II Shares will be sold at the NAV next determined after the Fund accepts an order (see above). If the order to sell is received and accepted by the Fund before 12:00 noon (Eastern time) on a business day with respect to the Treasury Money Market Portfolio and Tax-Exempt Money Market Portfolio or before 3:00 p.m. (Eastern time) on a business day with respect to the Money Market Portfolio, the proceeds are sent electronically the same day to the financial institution that placed the order. If the order to sell is received and accepted by the Fund after 12:00 noon (Eastern time) on a business day with respect to the Treasury Money Market Portfolio and Tax-Exempt Money Market Portfolio or after 3:00 p.m. (Eastern time) on a business day with respect to the Money Market Portfolio, or on a non-business day, the proceeds normally are sent electronically to the financial institution on the next business day.

   Proceeds from redemptions from the Taxable Bond, Tax-Exempt Bond and Stock Portfolios ordinarily are sent electronically to your financial institution the next business day as long as the Fund receives your order by 4:00 p.m. (Eastern time) on a business day.

   YOUR ACCOUNT                                        HOW TO SELL SHARES

 67
-

   HOW TO EXCHANGE SHARES

   The exchange privilege enables shareholders to exchange Trust Shares of one Portfolio for Trust Shares of another Portfolio, and Trust II Shares of one Money Market Portfolio for Trust II Shares of another Money Market Portfolio. In addition, you may be able to exchange Trust Shares of a Portfolio for Investor A Shares of the same Portfolio if it involves the distribution of assets from certain types of accounts held at Mercantile Trust Company National Association or any of its affiliates. Contact your financial institution or the Fund's distributor for additional information on the exchange privilege. The exchange privilege may be exercised only in those states where Trust Shares or Trust II Shares, as applicable, of the Portfolio being acquired may be legally sold.

   ADMINISTRATIVE SERVICES FEES

   Trust Shares of the Portfolios pay administrative services fees at an annual rate of up to 0.25% of each Money Market Portfolio's and up to 0.30% of each Taxable Bond, Tax-Exempt Bond and Stock Portfolio's Trust Share assets. These fees are paid to financial institutions that provide certain administrative services to their customers who own Trust Shares. No administrative services fees are payable with respect to Trust II Shares of the Money Market Portfolios.

   GENERAL TRANSACTION POLICIES

   The Fund reserves the right to:
        - Refuse any order to buy shares.
        - Reject any exchange request.
        - Redeem all shares in an account if the balance falls below $500. If, within 60 days of the Fund's written request, the account balance has not been increased, a shareholder may be required to redeem all shares. The Fund will not require a shareholder to redeem shares if the value of the account drops below $500 due to fluctuations in net asset value.
        - Send redemption proceeds within seven days after receiving a request, if an earlier payment could adversely affect a Portfolio.
        - Modify or terminate the exchange privilege after 60 days' written notice to shareholders.
        - Make a "redemption in kind." Under abnormal conditions that may make payment in cash unwise, the Fund may offer partial or complete payment in portfolio securities rather than cash at such securities' then-market-value equal to the redemption price. In such cases, a shareholder may incur brokerage costs in converting these securities to cash.

   Shareholders may be responsible for any fraudulent telephone orders as long as the Fund has taken reasonable precautions to verify the shareholder's identity. Shareholders who experience difficulty getting through to the Fund by telephone because of unusual market conditions should consider selling or exchanging their shares by mail.

   YOUR ACCOUNT

                                                                              68
-

   DIVIDENDS AND DISTRIBUTIONS

    - MONEY MARKET PORTFOLIOS

      Each Money Market Portfolio declares dividends from net investment income daily and pays them monthly. Although the Portfolios do not expect to realize net long-term capital gains, any capital gains realized would be distributed at least annually.

    - TAXABLE BOND AND TAX-EXEMPT BOND PORTFOLIOS

      Each Taxable Bond and Tax-Exempt Bond Portfolio declares dividends from net investment income daily and pays them monthly. Capital gains, if any, are distributed at least once a year. It's expected that each Portfolio's annual distribution will be primarily income dividends.

    - STOCK PORTFOLIOS

      The Balanced, Equity Income, Equity Index, Growth & Income Equity and Growth Equity Portfolios declare and pay dividends from net investment income monthly. The Small Cap Equity, Small Cap Equity Index and International Equity Portfolios declare and pay dividends from net investment income quarterly. Capital gains for all of the Portfolios are distributed at least once a year. It's expected that each Portfolio's annual distributions will normally -- but not always -- consist primarily of capital gains and not ordinary income.

    - ALL PORTFOLIOS

      Dividends on each share class of a Portfolio are determined in the same manner and are paid in the same amount. However, each share class bears all expenses associated with that particular class.

      All of your dividends and capital gains distributions with respect to a particular Portfolio will be reinvested in additional shares of the same class unless you or your financial institution instruct otherwise on your account application or have redeemed all shares you held in the Portfolio. In such cases, dividends and distributions will be paid in cash.

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             DISTRIBUTIONS AND TAXES

 69
-

   DISTRIBUTIONS AND TAXES

   TAXATION

   As with any investment, you should consider the tax implications of an investment in the Portfolios. The following is only a brief summary of some of the important tax considerations generally affecting the Portfolios and their shareholders under current law, which may be subject to change in the future. Consult your tax adviser with specific reference to your own tax situation.

   - TREASURY MONEY MARKET, MONEY MARKET, TAXABLE BOND AND STOCK PORTFOLIOS

     The Portfolios' distributions generally will be taxable to shareholders as ordinary income and capital gains (which may be taxable at different rates depending on the length of time each Portfolio held the relevant assets). You will be subject to income tax on these distributions whether they are paid in cash or reinvested in additional shares.

     If you purchase shares just prior to a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received even though, as an economic matter, the distribution simply constitutes a return of capital. This is known as "buying into a dividend."

     You will recognize a taxable gain or loss on a sale, exchange or redemption of your shares, including an exchange for shares of another Portfolio, based on the difference between your tax basis in the shares and the amount you receive for them. Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent that any capital gains distributions were received on the shares.

     Distributions on, and sales, exchanges and redemptions of, shares held in an IRA or other tax-qualified plan will not be currently taxable.

     The International Equity Portfolio is expected to be subject to foreign withholding taxes with respect to dividends or interest received from sources in foreign countries. The International Equity Portfolio may make an election to treat a proportionate amount of such taxes as a distribution to each shareholder. This would allow each shareholder to either (1) credit such proportionate amount of taxes against U.S. federal income tax liability; or (2) take such amount as an itemized deduction.

   - TAX-EXEMPT MONEY MARKET AND TAX-EXEMPT BOND PORTFOLIOS

     It is expected that the Tax-Exempt Money Market, Short-Intermediate Municipal, Missouri Tax-Exempt Bond and National Municipal Bond Portfolios will distribute dividends derived from interest earned on exempt securities, and these "exempt-interest dividends" will be exempt income for shareholders for federal income tax purposes. However, distributions, if any, derived from net capital gains of each Portfolio will generally be taxable to you as capital gains. Dividends, if any, derived from short-term capital gain or taxable interest income will be taxable to you as ordinary income.

     If you receive an exempt-interest dividend with respect to any share and the share is held by you for six months or less, any loss on the sale or exchange of the share will be disallowed to the extent of such dividend amount.

     You should note that a portion of the exempt-interest dividends paid by each Portfolio may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

                                                                              70
-

                                      - STATE AND LOCAL TAXES
                                       The Missouri Tax-Exempt Bond Portfolio anticipates that the dividends that it pays that are attributable to interest
                                       earned by the Portfolio will also be exempt from Missouri
                                       state income taxes. Dividends paid by the Tax-Exempt Money
                                       Market, Short-Intermediate Municipal and National Municipal
                                       Bond Portfolios that are attributable to interest earned by the Portfolios may be taxable to shareholders under state
                                       or local law.
                                       The Treasury Money Market Portfolio is designed to provide shareholders, to the extent permitted by federal law, with income that is exempt or excluded from taxation at the
                                       state or local level. Please consult your tax adviser as to the status of distributions by the Portfolio in your state.
                                      For more information regarding the taxation of the
                                      Portfolios, consult the SAI under the heading "Additional
                                      Information Concerning Taxes." You also should consult your tax adviser for information regarding state and local tax
                                      consequences and the applicability of any foreign taxes or
                                      U.S. withholding taxes with respect to your specific
                                      situation.

    You will be advised at least
    annually regarding the
    federal income tax treatment
    and, if you own shares of
    the Missouri Tax-Exempt Bond
    Portfolio, the Missouri
    state income tax treatment,
    of dividends and
    distributions made to you.
    You should save your account
    statements because they
    contain information you will
    need to calculate your
    capital gains or losses upon
    your ultimate sale or
    exchange of shares in the
    Portfolios.

   DISTRIBUTIONS AND TAXES

 71
-

   THE ADVISER

   MVA, subject to the general supervision of the Fund's Board of Directors, is responsible for the day-to-day management of the Portfolios in accordance with each Portfolio's respective investment objective and policies. This includes making investment decisions, buying and selling securities and overseeing the administration and recordkeeping for each Portfolio.

   In exchange for these services, MVA receives an investment advisory fee, which is calculated daily and paid monthly, according to the average daily net assets of each Portfolio. For the fiscal year ended November 30, 1998, the Portfolios paid MVA advisory fees as follows:

                                                     INVESTMENT ADVISORY FEES
                      PORTFOLIO                        AS A % OF NET ASSETS
                                                  ------------------------------
     Treasury Money Market Portfolio                            .35%
                                                  ------------------------------
     Money Market Portfolio                                     .35%
                                                  ------------------------------
     Tax-Exempt Money Market Portfolio                          .35%
                                                  ------------------------------
     U.S. Government Securities Portfolio                       .45%
                                                  ------------------------------
     Intermediate Corporate Bond Portfolio                      .35%
                                                  ------------------------------
     Bond Index Portfolio                                       .24%
                                                  ------------------------------
     Government & Corporate Bond Portfolio                      .45%
                                                  ------------------------------
     Short-Intermediate Municipal Portfolio                     .33%
                                                  ------------------------------
     Missouri Tax-Exempt Bond Portfolio                         .45%
                                                  ------------------------------
     National Municipal Bond Portfolio                          .34%
                                                  ------------------------------
     Balanced Portfolio                                         .75%
                                                  ------------------------------
     Equity Index Portfolio                                     .23%
                                                  ------------------------------
     Equity Income Portfolio                                    .62%
                                                  ------------------------------
     Growth & Income Equity Portfolio                           .55%
                                                  ------------------------------
     Growth Equity Portfolio                                    .75%
                                                  ------------------------------
     Small Cap Equity Portfolio                                 .75%
                                                  ------------------------------
     Small Cap Equity Index Portfolio*                          .40%
                                                  ------------------------------
     International Equity Portfolio                            1.00%
    -----------------------------------------------------------------------------

    * The Portfolio commenced operations on December 30, 1998 and the fee shown is that which currently is in effect.

   THE SUB-ADVISER

   Clay Finlay, Inc., an experienced international investment manager, serves as sub-adviser to the International Equity Portfolio and is responsible for the management of the Portfolio's assets. Clay Finlay manages the Portfolio under the guidance and direction of MVA and according to its sub-advisory agreement with MVA. For its services, Clay Finlay receives from MVA a monthly fee based on a percentage of the Portfolio's average daily net assets.

   Founded in 1982, Clay Finlay is a registered investment adviser and a wholly-owned subsidiary of United Asset Management Corporation, a financial services holding company. Clay Finlay's principal office is located at 200 Park Avenue, 56th Floor, New York, NY 10166.

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             MANAGEMENT OF THE FUND

                                                                              72
-

   INTRODUCTION

   The financial highlights tables presented below are intended to help you understand the financial performance of each Portfolio's Trust Shares and/or Trust II Shares for the past five years (or, if shorter, the period since the Portfolio began operations or the particular shares were first offered). Certain information reflects financial results for a single Trust Share or Trust II Share in each Portfolio. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in Trust Shares or Trust II Shares, assuming reinvestment of all dividends and distributions. This information has been audited by KPMG LLP, independent auditors, whose report, along with the Portfolios' financial statements, are included in the Fund's Annual Report to Shareholders, and are incorporated by reference into the SAI. The Small Cap Equity Index Portfolio did not conduct investment operations during the periods covered by the tables.

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             FINANCIAL HIGHLIGHTS

 73
-

                                                                TRUST SHARES
                                              (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                                           YEAR ENDED NOVEMBER 30,
                                            1998        1997        1996        1995        1994
   NET ASSET VALUE, BEGINNING OF PERIOD   $    1.00   $    1.00   $    1.00   $    1.00   $    1.00
   ------------------------------------------------------------------------------------------------
   INVESTMENT ACTIVITIES
     Net investment income                    0.045       0.046       0.045       0.050       0.033
   ------------------------------------------------------------------------------------------------
       Total from Investment Activities       0.045       0.046       0.045       0.050       0.033
   ------------------------------------------------------------------------------------------------
   DISTRIBUTIONS
     Net investment income                   (0.045)     (0.046)     (0.045)     (0.050)     (0.033)
   ------------------------------------------------------------------------------------------------
       Total Distributions                   (0.045)     (0.046)     (0.045)     (0.050)     (0.033)
   ------------------------------------------------------------------------------------------------
   NET ASSET VALUE, END OF PERIOD         $    1.00   $    1.00   $    1.00   $    1.00   $    1.00
   ------------------------------------------------------------------------------------------------
       Total Return                            4.56%       4.70%       4.64%       5.12%       3.38%
   RATIOS/SUPPLEMENTARY DATA:
     Net Assets at end of period (000)    $ 245,959   $ 283,653   $ 131,322   $ 252,780   $ 242,099
     Ratio of expenses to average net
       assets                                  0.65%       0.61%       0.61%       0.60%       0.49%
     Ratio of net investment income to
       average net assets                      4.45%       4.60%       4.55%       5.01%       3.26%
     Ratio of expenses to average net
       assets*                                 0.96%       0.92%       0.76%       0.75%       0.94%

    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

   FINANCIAL HIGHLIGHTS                   TREASURY MONEY MARKET PORTFOLIO
                                                                              74
-

                                                                                  TRUST II SHARES
                                                                  (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
                                                                               NOVEMBER 13, 1998 TO
                                                                               NOVEMBER 30, 1998(a)
    NET ASSET VALUE, BEGINNING OF PERIOD                                              $  1.00
    -------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES
      Net investment income                                                             0.002
    -------------------------------------------------------------------------------------------------------------
        Total from Investment Activities                                                0.002
    -------------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS
      Net investment income                                                            (0.002)
    -------------------------------------------------------------------------------------------------------------
        Total Distributions                                                            (0.002)
    -------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                                                    $  1.00
    -------------------------------------------------------------------------------------------------------------
        Total Return                                                                     0.20%(b)
    RATIOS/SUPPLEMENTARY DATA:
      Net assets at end of period (000)                                               $76,995
      Ratio of expenses to average net assets                                            0.55%(c)
      Ratio of net investment income to average net assets                               4.09%(c)
      Ratio of expenses to average net assets*                                           0.70%(c)

    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

   (a) Period from commencement of operations.

   (b) Not annualized.

   (c) Annualized.

   FINANCIAL HIGHLIGHTS                   TREASURY MONEY MARKET PORTFOLIO

 75
-

                                                                TRUST SHARES
                                              (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                                          YEAR ENDED NOVEMBER 30,
                                             1998        1997        1996       1995       1994
    NET ASSET VALUE, BEGINNING OF PERIOD   $   1.00   $     1.00   $   1.00   $   1.00   $   1.00
    ---------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES
      Net investment income                   0.050        0.050      0.049      0.054      0.035
    ---------------------------------------------------------------------------------------------
        Total from Investment Activities      0.050        0.050      0.049      0.054      0.035
    ---------------------------------------------------------------------------------------------
    DISTRIBUTIONS
      Net investment income                  (0.050)      (0.050)    (0.049)    (0.054)    (0.035)
    ---------------------------------------------------------------------------------------------
        Total Distributions                  (0.050)      (0.050)    (0.049)    (0.054)    (0.035)
    ---------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD         $   1.00   $     1.00   $   1.00   $   1.00   $   1.00
    ---------------------------------------------------------------------------------------------
        Total Return                           5.08%        5.06%      4.99%      5.52%      3.55%
    RATIOS/SUPPLEMENTARY DATA:
      Net assets at end of period (000)    $820,923   $1,042,151   $717,265   $698,131   $544,952
      Ratio of expenses to average net
        assets                                 0.66%        0.64%      0.61%      0.59%      0.61%
      Ratio of net investment income to
        average net assets                     4.97%        4.96%      4.88%      5.38%      3.45%
      Ratio of expenses to average net
        assets*                                0.93%        0.92%      0.76%      0.74%      0.93%

    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

  MONEY MARKET PORTFOLIO
   FINANCIAL HIGHLIGHTS
                                                                              76
-

  MONEY MARKET PORTFOLIO
  FINANCIAL HIGHLIGHTS

                                                                                  TRUST II SHARES
                                                                  (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
                                                                               NOVEMBER 10, 1998 TO
                                                                               NOVEMBER 30, 1998(a)
    NET ASSET VALUE, BEGINNING OF PERIOD                                             $   1.00
    -------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES
      Net investment income                                                             0.003
    -------------------------------------------------------------------------------------------------------------
        Total from Investment Activities                                                0.003
    -------------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS
      Net investment income                                                            (0.003)
    -------------------------------------------------------------------------------------------------------------
        Total Distributions                                                            (0.003)
    -------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                                                   $   1.00
    -------------------------------------------------------------------------------------------------------------
        Total Return                                                                     0.27%(b)
    RATIOS/SUPPLEMENTARY DATA:
      Net assets at end of period (000)                                              $490,020
      Ratio of expenses to average net assets                                            0.56%(c)
      Ratio of net investment income to average net assets                               4.76%(c)
      Ratio of expenses to average net assets*                                           0.71%(c)

    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

   (a) Period from commencement of operations.

   (b) Not annualized.

   (c) Annualized.

   FINANCIAL HIGHLIGHTS                 TAX-EXEMPT MONEY MARKET PORTFOLIO

                                                                       TRUST SHARES
                                                     (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                                                             SIX MONTHS
                                                                               ENDED
                                             YEAR ENDED NOVEMBER 30,        NOVEMBER 30,     YEAR ENDED MAY 31,
                                            1998       1997      1996         1995(c)         1995       1994
    NET ASSET VALUE, BEGINNING OF PERIOD   $  1.00   $   1.00   $  1.00       $  1.00        $  1.00   $   1.00
    -----------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES
      Net investment income                  0.029      0.030     0.030         0.016          0.029      0.020
    -----------------------------------------------------------------------------------------------------------
        Total from Investment Activities     0.029      0.030     0.030         0.016          0.029      0.020
    -----------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS
      Net investment income                 (0.029)    (0.030)   (0.030)       (0.016)        (0.029)    (0.020)
    -----------------------------------------------------------------------------------------------------------
        Total Distributions                 (0.029)    (0.030)   (0.030)       (0.016)        (0.029)    (0.020)
    -----------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD         $  1.00   $   1.00   $  1.00       $  1.00        $  1.00   $   1.00
    -----------------------------------------------------------------------------------------------------------
        Total Return                          2.92%      3.08%     3.06%         1.57%(a)       2.93%      1.97%
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets at end of period (000)    $37,541   $143,517   $95,726       $78,031        $85,324   $112,594
      Ratio of expenses to average net
        assets                                0.59%      0.58%     0.53%         0.70%(b)       0.61%      0.52%
      Ratio of net investment income to
        average net assets                    2.88%      3.04%     3.01%         3.01%(b)       2.87%      1.95%
      Ratio of expenses to average net
        assets*                               0.84%      0.83%     0.58%         0.75%(b)       0.70%      0.86%

    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

   (a) Not annualized.

   (b) Annualized.

   (c) Upon reorganizing as a portfolio of the Fund on October 2, 1995, the Tax-Exempt Money Market Portfolio changed its fiscal year end from May 31 to November 30.

   FINANCIAL HIGHLIGHTS                 TAX-EXEMPT MONEY MARKET PORTFOLIO

                                                                                  TRUST II SHARES
                                                                  (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
                                                                               NOVEMBER 16, 1998 TO
                                                                               NOVEMBER 30, 1998(a)
    NET ASSET VALUE, BEGINNING OF PERIOD                                             $   1.00
    -------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES
      Net investment income                                                             0.001
    -------------------------------------------------------------------------------------------------------------
        Total from Investment Activities                                                0.001
    -------------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS
      Net investment income                                                            (0.001)
    -------------------------------------------------------------------------------------------------------------
        Total Distributions                                                            (0.001)
    -------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                                                   $   1.00
    -------------------------------------------------------------------------------------------------------------
        Total Return                                                                     0.11%(b)
    RATIOS/SUPPLEMENTARY DATA:
      Net assets at end of period (000)                                              $122,110
      Ratio of expenses to average net assets                                            0.57%(c)
      Ratio of net investment income to average net assets                               2.69%(c)
      Ratio of expenses to average net assets*                                           0.62%(c)

    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

   (a) Period from commencement of operations.

   (b) Not annualized.

   (c) Annualized.

                                                               TRUST SHARES
                                             (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                                         YEAR ENDED NOVEMBER 30,
                                             1998       1997       1996       1995       1994
    NET ASSET VALUE, BEGINNING OF PERIOD   $ 10.62    $ 10.67    $ 10.85    $ 10.05    $ 11.20
    -------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES
      Net investment income                   0.60       0.61       0.66       0.67       0.66
      Net realized and unrealized gains
        (losses) from investments             0.12      (0.05)     (0.15)      0.80      (0.97)
    -------------------------------------------------------------------------------------------
        Total from Investment Activities      0.72       0.56       0.51       1.47      (0.31)
    -------------------------------------------------------------------------------------------
    DISTRIBUTIONS
      Net investment income                  (0.60)     (0.61)     (0.66)     (0.67)     (0.66)
      In excess of net realized gains           --         --      (0.03)        --      (0.18)
    -------------------------------------------------------------------------------------------
        Total Distributions                  (0.60)     (0.61)     (0.69)     (0.67)     (0.84)
    -------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD         $ 10.74    $ 10.62    $ 10.67    $ 10.85    $ 10.05
    -------------------------------------------------------------------------------------------
        Total Return                          6.98%      5.51%      4.88%     15.00%     (2.85)%
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets at end of period (000)    $93,683    $72,753    $60,079    $45,513    $33,166
      Ratio of expenses to average net
        assets                                0.67%      0.67%      0.67%      0.67%      0.66%
      Ratio of net investment income to
        average net assets                    5.64%      5.84%      6.10%      6.36%      6.25%
      Ratio of expenses to average net
        assets*                               1.07%      1.07%      0.77%      0.77%      1.06%
      Portfolio turnover**                   54.57%    100.33%     53.76%     93.76%     50.00%

    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

    ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

   FINANCIAL HIGHLIGHTS              U.S. GOVERNMENT SECURITIES PORTFOLIO
                                                                              80
-

   FINANCIAL HIGHLIGHTS             INTERMEDIATE CORPORATE BOND PORTFOLIO

                                                                        TRUST SHARES
                                                      (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                                           YEAR ENDED           FEBRUARY 10, 1997 TO
                                                        NOVEMBER 30, 1998       NOVEMBER 30, 1997(a)
    NET ASSET VALUE, BEGINNING OF PERIOD                     $ 10.11                   $ 10.00
    --------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES
      Net investment income                                     0.63                      0.53
      Net realized and unrealized gains from
        investments                                             0.29                      0.11
    --------------------------------------------------------------------------------------------------
        Total from Investment Activities                        0.92                      0.64
    --------------------------------------------------------------------------------------------------
    DISTRIBUTIONS
      Net investment income                                    (0.63)                    (0.53)
      Net realized gains                                       (0.11)                       --
    --------------------------------------------------------------------------------------------------
        Total Distributions                                    (0.74)                    (0.53)
    --------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                           $ 10.29                   $ 10.11
    --------------------------------------------------------------------------------------------------
        Total Return                                            9.53%                     6.65%(b)
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets at end of period (000)                      $55,337                   $44,443
      Ratio of expenses to average net assets                   0.60%                     0.29%(c)
      Ratio of net investment income to average net
        assets                                                  6.23%                     6.90%(c)
      Ratio of expenses to average net assets*                  1.19%                     1.32%(c)
      Portfolio turnover**                                      9.65%                    61.98%

    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

    ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

   (a) Period from commencement of operations.

   (b) Not annualized.

   (c) Annualized.

   FINANCIAL HIGHLIGHTS                              BOND INDEX PORTFOLIO

                                                                        TRUST SHARES
                                                      (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                                           YEAR ENDED           FEBRUARY 10, 1997 TO
                                                        NOVEMBER 30, 1998       NOVEMBER 30, 1997(a)
    NET ASSET VALUE, BEGINNING OF PERIOD                     $  10.16                 $  10.00
    --------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES
      Net investment income                                      0.65                     0.53
      Net realized and unrealized gains from
        investments                                              0.30                     0.16
    --------------------------------------------------------------------------------------------------
        Total from Investment Activities                         0.95                     0.69
    --------------------------------------------------------------------------------------------------
    DISTRIBUTIONS
      Net investment income                                     (0.64)                   (0.53)
      Net realized gains                                        (0.03)                      --
    --------------------------------------------------------------------------------------------------
        Total Distributions                                     (0.67)                   (0.53)
    --------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                           $  10.44                 $  10.16
    --------------------------------------------------------------------------------------------------
        Total Return                                             9.69%                    7.15%(b)
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets at end of period (000)                      $169,388                 $138,319
      Ratio of expenses to average net assets                    0.42%                    0.23%(c)
      Ratio of net investment income to average net
        assets                                                   6.20%                    6.92%(c)
      Ratio of expenses to average net assets*                   0.93%                    0.94%(c)
      Portfolio turnover**                                      33.37%                   46.16%

    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

    ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

   (a) Period from commencement of operations.

   (b) Not annualized.

   (c) Annualized.

                                                               TRUST SHARES
                                             (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                                         YEAR ENDED NOVEMBER 30,
                                             1998       1997       1996       1995       1994
    NET ASSET VALUE, BEGINNING OF PERIOD   $  10.37   $  10.34   $  10.53   $   9.64   $  10.65
    -------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES
      Net investment income                    0.60       0.59       0.67       0.64       0.63
      Net realized and unrealized gains
        (losses) from investments              0.37       0.03      (0.19)      0.89      (0.94)
    -------------------------------------------------------------------------------------------
        Total from Investment Activities       0.97       0.62       0.48       1.53      (0.31)
    -------------------------------------------------------------------------------------------
    DISTRIBUTIONS
      Net investment income                   (0.60)     (0.59)     (0.67)     (0.64)     (0.63)
      In excess of realized gains                --         --         --         --      (0.07)
    -------------------------------------------------------------------------------------------
        Total Distributions                   (0.60)     (0.59)     (0.67)     (0.64)     (0.70)
    -------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD         $  10.74   $  10.37   $  10.34   $  10.53   $   9.64
    -------------------------------------------------------------------------------------------
        Total Return                           9.63%      6.32%      4.82%     16.31%     (3.03)%
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets at end of period (000)    $178,868   $172,637   $141,440   $127,741   $132,577
      Ratio of expenses to average net
        assets                                 0.66%      0.65%      0.65%      0.65%      0.65%
      Ratio of net investment income to
        average net assets                     5.71%      5.85%      6.36%      6.32%      6.25%
      Ratio of expenses to average net
        assets*                                1.06%      1.05%      0.75%      0.75%      1.05%
      Portfolio turnover**                    91.14%    140.72%    149.20%     59.32%     50.00%

    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

    ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

   FINANCIAL HIGHLIGHTS             GOVERNMENT & CORPORATE BOND PORTFOLIO
 83
-

                                                              TRUST SHARES
                                            (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                             YEAR ENDED NOVEMBER 30,       JULY 10, 1995 TO
                                            1998      1997      1996     November 30, 1995(a)
    NET ASSET VALUE, BEGINNING OF PERIOD   $ 10.10   $ 10.07   $ 10.07         $ 10.00
    -----------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES
      Net investment income                   0.38      0.40      0.41            0.14
      Net realized and unrealized gains
        from Investments                      0.15      0.03        --            0.07
    -----------------------------------------------------------------------------------------
        Total from Investment Activities      0.53      0.43      0.41            0.21
    -----------------------------------------------------------------------------------------
    DISTRIBUTIONS
      Net investment income                  (0.38)    (0.40)    (0.41)          (0.14)
    -----------------------------------------------------------------------------------------
        Total Distributions                  (0.38)    (0.40)    (0.41)          (0.14)
    -----------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD         $ 10.25   $ 10.10   $ 10.07         $ 10.07
    -----------------------------------------------------------------------------------------
        Total Return                          5.36%     4.39%     4.15%           2.15%(b)
    RATIOS/SUPPLEMENTARY DATA:
      Net assets at end of period (000)    $42,862   $30,454   $29,472         $23,754
      Ratio of expenses to average net
        assets                                0.64%     0.38%     0.31%           0.47%(c)
      Ratio of net investment income to
        average net assets                    3.75%     4.00%     4.07%           3.81%(c)
      Ratio of expenses to average net
        assets*                               1.20%     1.33%     0.96%           1.12%(c)
      Portfolio turnover**                   18.58%     0.00%     0.00%           0.00%

    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

    ** Portfolios turnover is calculated on the basis of the Portfolio as a whole without distinguishing between classes of shares issued.

   (a) Period from commencement of operations.

   (b) Not annualized.

   (c) Annualized.

                                                       SHORT-INTERMEDIATE
   FINANCIAL HIGHLIGHTS                               MUNICIPAL PORTFOLIO
                                                                              84
-

                                                                       TRUST SHARES
                                                     (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                                                         SIX MONTHS ENDED
                                                   YEAR ENDED              NOVEMBER 30,     YEAR ENDED MAY 31,
                                            1998      1997      1996         1995(c)          1995       1994
    NET ASSET VALUE, BEGINNING OF PERIOD   $ 11.87   $ 11.69   $ 11.74       $ 11.52        $ 11.13    $ 11.54
    -----------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES
      Net investment income                   0.55      0.56      0.57          0.28           0.57       0.58
      Net realized and unrealized gains
        (losses) on investments               0.21      0.18     (0.05)         0.22           0.40      (0.37)
    -----------------------------------------------------------------------------------------------------------
        Total from Investment Activities      0.76      0.74      0.52          0.50           0.97       0.21
    -----------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS
      Net investment income                  (0.55)    (0.56)    (0.57)        (0.28)         (0.57)     (0.58)
      Net realized gains                        --        --        --            --          (0.01)     (0.04)
    -----------------------------------------------------------------------------------------------------------
        Total Distributions                  (0.55)    (0.56)    (0.57)        (0.28)         (0.58)     (0.62)
    -----------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD         $ 12.08   $ 11.87   $ 11.69       $ 11.74        $ 11.52    $ 11.13
    -----------------------------------------------------------------------------------------------------------
        Total Return                          6.52%     6.48%     4.62%         4.41%(a)       9.12%      1.73%
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets at end of period (000)    $94,402   $75,431   $55,905       $47,773        $44,336    $47,743
      Ratio of expenses to average net
        assets                                0.66%     0.66%     0.65%         0.78%(b)       0.64%      0.45%
      Ratio of net investment income to
        average net assets                    4.57%     4.76%     4.95%         4.83%(b)       5.22%      4.96%
      Ratio of expenses to average net
        assets*                               1.06%     1.06%     0.75%         0.88%(b)       1.16%      1.13%
      Portfolio turnover**                    6.14%     3.50%     3.66%         1.55%            --      20.00%

    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

    ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between classes of shares issued.

   (a) Not annualized.

   (b) Annualized.

   (c) Upon reorganizing as a portfolio of the Fund on October 2, 1995, the Missouri Tax-Exempt Bond Portfolio changed its fiscal year end from May 31 to November 30.

   FINANCIAL HIGHLIGHTS                MISSOURI TAX-EXEMPT BOND PORTFOLIO

 85
-

                                                              TRUST SHARES
                                            (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                                                           NOVEMBER 18, 1996
                                              YEAR ENDED NOVEMBER 30,       TO NOVEMBER 30,
                                               1998            1997             1996(a)
    NET ASSET VALUE, BEGINNING OF PERIOD     $  10.28        $  10.05           $  10.00
    -----------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES
      Net investment income                      0.46            0.54               0.02
      Net realized and unrealized gains
        from investments                         0.30            0.23               0.05
    -----------------------------------------------------------------------------------------
        Total from Investment Activities         0.76            0.77               0.07
    -----------------------------------------------------------------------------------------
    DISTRIBUTIONS
      Net investment income                     (0.46)          (0.54)             (0.02)
      Net realized gains                        (0.35)             --                 --
    -----------------------------------------------------------------------------------------
        Total Distributions                     (0.81)          (0.54)             (0.02)
    -----------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD           $  10.23        $  10.28           $  10.05
    -----------------------------------------------------------------------------------------
        Total Return                             7.76%           7.97%              0.74%(b)
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets at end of period (000)      $384,518        $366,889           $310,413
      Ratio of expenses to average net
        assets                                   0.56%           0.14%              0.12%(c)
      Ratio of net investment income to
        average net assets                       4.52%           5.38%              5.77%(c)
      Ratio of expenses to average net
        assets*                                  1.16%           1.17%              0.82%(c)
      Portfolio turnover**                      18.30%          83.94%              0.00%

    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

    ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

   (a) Period from commencement of operations.

   (b) Not annualized.

   (c) Annualized.

   FINANCIAL HIGHLIGHTS                 NATIONAL MUNICIPAL BOND PORTFOLIO
                                                                              86
-

                                                               TRUST SHARES
                                             (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                                         YEAR ENDED NOVEMBER 30,
                                             1998       1997       1996       1995       1994
    NET ASSET VALUE, BEGINNING OF PERIOD   $ 13.27    $ 12.58    $ 11.64    $  9.62    $ 10.22
    -------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES
      Net investment income                   0.32       0.38       0.37       0.34       0.29
      Net realized and unrealized gains
        (losses) from investments             0.84       1.45       1.34       2.02      (0.47)
    -------------------------------------------------------------------------------------------
        Total from Investment Activities      1.16       1.83       1.71       2.36      (0.18)
    -------------------------------------------------------------------------------------------
    DISTRIBUTIONS
      Net investment income                  (0.32)     (0.43)     (0.35)     (0.34)     (0.29)
      Net realized gains                     (1.47)     (0.71)     (0.42)        --         --
      In excess of net realized gains           --         --         --         --      (0.13)
    -------------------------------------------------------------------------------------------
        Total Distributions                  (1.79)     (1.14)     (0.77)     (0.34)     (0.42)
    -------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD         $ 12.64    $ 13.27    $ 12.58    $ 11.64    $  9.62
    -------------------------------------------------------------------------------------------
        Total Return                          9.75%     15.81%     15.56%     24.97%     (1.81)%
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets at end of period (000)    $43,776    $54,299    $61,821    $72,669    $65,288
      Ratio of expenses to average net
        assets                                0.96%      0.97%      0.97%      0.98%      0.97%
      Ratio of net investment income to
        average net assets                    2.53%      2.87%      3.08%      3.29%      3.04%
      Ratio of expenses to average net
        assets*                               1.36%      1.37%      1.07%      1.08%      1.39%
      Portfolio turnover**                   47.79%     43.60%     85.16%     58.16%     49.00%

    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

    ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

   FINANCIAL HIGHLIGHTS                                BALANCED PORTFOLIO

 87
-

                                                                        TRUST SHARES
                                                      (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                                           YEAR ENDED           FEBRUARY 27, 1997 TO
                                                        NOVEMBER 30, 1998       NOVEMBER 30, 1997(a)
    NET ASSET VALUE, BEGINNING OF PERIOD                     $  11.56                 $  10.00
    --------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES
      Net investment income                                      0.19                     0.20
      Net realized and unrealized gains from
        investments                                              0.98                     1.55
    --------------------------------------------------------------------------------------------------
        Total from Investment Activities                         1.17                     1.75
    --------------------------------------------------------------------------------------------------
    DISTRIBUTIONS
      Net investment income                                     (0.20)                   (0.19)
      Net realized gains                                        (2.29)                      --
    --------------------------------------------------------------------------------------------------
        Total Distributions                                     (2.49)                   (0.19)
    --------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                           $  10.24                 $  11.56
    --------------------------------------------------------------------------------------------------
        Total Return                                            12.00%                   17.64%(b)
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets at end of period (000)                      $111,866                 $131,919
      Ratio of expenses to average net assets                    0.71%                    0.15%(c)
      Ratio of net investment income to average net
        assets                                                   1.94%                    2.51%(c)
      Ratio of expenses to average net assets*                   1.37%                    1.38%(c)
      Portfolio turnover**                                      98.32%                   48.33%

    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

    ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

   (a) Period from commencement of operations.

   (b) Not annualized.

   (c) Annualized.

   FINANCIAL HIGHLIGHTS                           EQUITY INCOME PORTFOLIO

                                                                              88
-

                                                                        TRUST SHARES
                                                      (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                                           YEAR ENDED              MAY 1, 1997 TO
                                                        NOVEMBER 30, 1998       NOVEMBER 30, 1997(a)
    NET ASSET VALUE, BEGINNING OF PERIOD                     $ 11.94                   $ 10.00
    --------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES
      Net investment income                                     0.13                      0.10
      Net realized and unrealized gains from
        investments                                             2.64                      1.94
    --------------------------------------------------------------------------------------------------
        Total from Investment Activities                        2.77                      2.04
    --------------------------------------------------------------------------------------------------
    DISTRIBUTIONS
      Net investment income                                    (0.14)                    (0.10)
      Net realized gains                                       (0.02)                       --
    --------------------------------------------------------------------------------------------------
        Total Distributions                                    (0.16)                    (0.10)
    --------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                           $ 14.55                   $ 11.94
    --------------------------------------------------------------------------------------------------
        Total Return                                           23.34%                    20.40%(b)
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets at end of period (000)                      $50,232                   $31,787
      Ratio of expenses to average net assets                   0.54%                     0.39%(c)
      Ratio of net investment income to average net
        assets                                                  1.02%                     1.48%(c)
      Ratio of expenses to average net assets*                  1.03%                     1.12%(c)
      Portfolio turnover**                                     14.83%                     1.66%

    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

    ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

   (a) Period from commencement of operations.

   (b) Not annualized.

   (c) Annualized.

   FINANCIAL HIGHLIGHTS                            EQUITY INDEX PORTFOLIO
 89
-

                                                               TRUST SHARES
                                             (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                                         YEAR ENDED NOVEMBER 30,
                                             1998       1997       1996       1995       1994
    NET ASSET VALUE, BEGINNING OF PERIOD   $  21.19   $  18.71   $  16.32   $  12.72   $  14.74
    -------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES
      Net investment income                    0.17       0.23       0.24       0.27       0.22
      Net realized and unrealized gains
        (losses) from investments              1.59       3.96       3.34       3.74      (0.17)
    -------------------------------------------------------------------------------------------
        Total from Investment Activities       1.76       4.19       3.58       4.01       0.05
    -------------------------------------------------------------------------------------------
    DISTRIBUTIONS
      Net investment income                   (0.17)     (0.25)     (0.24)     (0.27)     (0.21)
      In excess of net investment income         --         --      (0.01)        --         --
      Net realized gains                      (3.57)     (1.46)     (0.94)     (0.14)     (0.18)
      In excess of net realized gains            --         --         --         --      (1.68)
    -------------------------------------------------------------------------------------------
        Total Distributions                   (3.74)     (1.71)     (1.19)     (0.41)     (2.07)
    -------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD         $  19.21   $  21.19   $  18.71   $  16.32   $  12.72
    -------------------------------------------------------------------------------------------
        Total Return                           9.67%     24.55%     23.45%     32.27%      0.36%
    RATIOS/SUPPLEMENTARY DATA:
      Net assets at end of period (000)    $299,188   $322,304   $348,183   $286,546   $235,955
      Ratio of expenses to average net
        assets                                 0.74%      0.74%      0.75%      0.75%      0.75%
      Ratio of net investment income to
        average net assets                     0.90%      0.91%      1.50%      1.89%      1.72%
      Ratio of expenses to average net
        assets*                                1.14%      1.14%      0.85%      0.85%      1.15%
      Portfolio turnover**                    91.23%     57.11%     63.90%     58.50%     65.00%

    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

    ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

   FINANCIAL HIGHLIGHTS                  GROWTH & INCOME EQUITY PORTFOLIO
                                                                              90
-

                                                                        TRUST SHARES
                                                      (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                                           YEAR ENDED           NOVEMBER 24,1997 TO
                                                        NOVEMBER 30, 1998       NOVEMBER 30, 1997(a)
    NET ASSET VALUE, BEGINNING OF PERIOD                     $ 16.26                   $ 16.44
    --------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES
      Net investment income (loss)                              0.01                     (0.01)
      Net realized and unrealized gains (losses)
        from investments                                        3.72                     (0.17)
    --------------------------------------------------------------------------------------------------
        Total from Investment Activities                        3.73                     (0.18)
    --------------------------------------------------------------------------------------------------
    DISTRIBUTIONS
      Net investment income                                    (0.01)                       --
    --------------------------------------------------------------------------------------------------
        Total Distributions                                    (0.01)                       --
    --------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                           $ 19.98                   $ 16.26
    --------------------------------------------------------------------------------------------------
        Total Return                                           22.94%                    (1.09)%(b)
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets at end of period (000)                      $80,830                   $63,786
      Ratio of expenses to average net assets                   1.04%                     1.24%(c)
      Ratio of net investment income (losses) to
        average net assets                                      0.05%                    (0.15)%(c)
      Ratio of expenses to average net assets*                  1.44%                     1.34%(c)
      Portfolio turnover**                                     54.33%                     0.00%

    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

    ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

   (a) Period from commencement of operations.

   (b) Not annualized.

   (c) Annualized.

   FINANCIAL HIGHLIGHTS                           GROWTH EQUITY PORTFOLIO
 91
-

                                                                         TRUST SHARES
                                                       (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                                                   YEAR ENDED NOVEMBER 30,
                                               1998           1997           1996           1995           1994
    NET ASSET VALUE, BEGINNING OF PERIOD     $  15.17       $  13.49       $  13.49       $  12.01       $ 13.14
    ---------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES
      Net investment income (loss)              (0.02)          0.01           0.02           0.03         (0.01)
      Net realized and unrealized gains
        (losses) from investments               (1.91)          2.50           1.05           2.36          0.89
    ---------------------------------------------------------------------------------------------------------------
        Total from Investment Activities        (1.93)          2.51           1.07           2.39          0.88
    ---------------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS
      Net investment income                        --          (0.01)         (0.02)            --            --
      Net realized gains                        (1.19)         (0.82)         (1.05)         (0.91)        (1.78)
      In excess of net realized gains           (0.03)            --             --             --         (0.23)
    ---------------------------------------------------------------------------------------------------------------
        Total Distributions                     (1.22)         (0.83)         (1.07)         (0.91)        (2.01)
    ---------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD           $  12.02       $  15.17       $  13.49       $  13.49       $ 12.01
    ---------------------------------------------------------------------------------------------------------------
        Total Return                           (13.90)%        19.77%          8.72%         21.70%         7.56%
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets at end of period (000)      $129,591       $211,643       $171,295       $139,681       $77,690
      Ratio of expenses to average net
        assets                                   0.95%          0.95%          0.96%          0.96%         0.95%
      Ratio of net investment income
        (loss) to average net assets            (0.16)%         0.01%          0.17%          0.18%        (0.16)%
      Ratio of expenses to average net
        assets*                                  1.35%          1.35%          1.06%          1.06%         1.36%
      Portfolio turnover**                      69.72%         80.23%         65.85%         83.13%        85.00%

    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

    ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between classes of shares issued.

   FINANCIAL HIGHLIGHTS                        SMALL CAP EQUITY PORTFOLIO
                                                                              92
-

                                                                TRUST SHARES
                                              (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                                                                    APRIL 4, 1994
                                                  YEAR ENDED NOVEMBER 30,          TO NOVEMBER 30,
                                            1998      1997      1996      1995         1994(a)
    NET ASSET VALUE, BEGINNING OF PERIOD   $ 12.09   $ 12.12   $ 10.79   $  9.92       $ 10.00
    ----------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES
      Net investment income                   0.04      0.01      0.06      0.03          0.01
      Net realized and unrealized gains
        (losses) from investments and
        foreign currency                      1.80      0.33      1.27      0.86         (0.09)
    ----------------------------------------------------------------------------------------------
        Total from Investment Activities      1.84      0.34      1.33     (0.89)        (0.08)
    ----------------------------------------------------------------------------------------------
    DISTRIBUTIONS
      Net investment income                  (0.07)    (0.04)       --        --            --
      In excess of net investment income     (0.03)    (0.02)       --        --            --
      Net realized gains                     (0.43)    (0.31)       --     (0.01)           --
      Tax return of capital                     --        --        --     (0.01)           --
    ----------------------------------------------------------------------------------------------
        Total distributions                  (0.53)    (0.37)       --     (0.02)           --
    ----------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD         $ 13.40   $ 12.09   $ 12.12   $ 10.79       $  9.92
    ----------------------------------------------------------------------------------------------
        Total Return                         15.73%     2.91%    12.33%     8.97%        (0.80%)(b)
    RATIOS/SUPPLEMENTARY DATA:
      Net assets at end of period (000)    $60,647   $55,038   $52,181   $36,096       $23,746
      Ratio of expenses to average net
        assets                                1.28%     1.29%     1.14%     1.16%         1.23%(c)
      Ratio of net investment income to
        average net assets                    0.34%     0.09%     0.51%     0.39%         0.23%(c)
      Ratio of expenses to average net
        assets*                               1.75%     1.75%     1.45%     1.46%         1.95%(c)
      Portfolio turnover**                   88.95%    75.18%    77.63%    62.78%        21.00%

    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

    ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between classes of shares issued.

   (a) Period from commencement of operations.

   (b) Not annualized.

   (c) Annualized.

   FINANCIAL HIGHLIGHTS                    INTERNATIONAL EQUITY PORTFOLIO
 93
-

                                                         Trust Shares Prospectus

[Back Cover Page]

Where to find more information

You'll find more information about the Portfolios in the following documents:

Annual and semi-annual reports
The Fund's annual and semi-annual reports contain more information about each Portfolio and a discussion about the market conditions and investment strategies that had a significant effect on each Portfolio's performance during the last fiscal year.

Statement of Additional Information (SAI)
The SAI contains detailed information about the Portfolios and their policies. By law, it's incorporated by reference into (considered to be part of) this prospectus.

You can get a free copy of these documents, request other information about the Portfolios and make shareholder inquiries by calling the Fund at 1-800-452-2724 or by writing to:

Mercantile Mutual Funds, Inc.
P.O. Box 78069
St. Louis, Missouri 63175

If you buy your shares through a broker-dealer or other financial institution, you may contact your institution for more information.

You can write to the Securities and Exchange Commission (SEC) Public Reference Section and ask them to mail you information about the Portfolios, including the SAI. They'll charge you a fee for this service. You can also visit the SEC Public Reference Room and copy the documents while you're there. For information about the operation of the Public Reference Room, call the SEC.

Public Reference Section of the SEC
Washington, DC  20549-6009
1-800-SEC-0330

Reports and other information about the Portfolios are also available on the SEC's website at http://www.sec.gov.






The Fund's Investment Company Act File No. is 811-3567

Mercantile Mutual Funds, Inc.
PROSPECTUS
MARCH 31, 1999

MONEY MARKET PORTFOLIOS

Treasury Money Market Portfolio
Money Market Portfolio
Tax-Exempt Money Market Portfolio

Trust Shares


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved any shares of these Portfolios or determined if this prospectus is truthful or complete. Anyone who tells you otherwise is committing a criminal offense.

                                                                        CONTENTS

                                                RISK/RETURN SUMMARY

                                        LOGO
                                                  3  Overview
                                                  4  Treasury Money Market Portfolio
                                                  7  Money Market Portfolio
                                                 10  Tax-Exempt Money Market Portfolio
                                                 13  Additional Information on Risk

                                                YOUR ACCOUNT

                                        LOGO
                                                 14  Explanation of Sales Price
                                                 14  How to Buy Shares
                                                 15  How to Sell Shares
                                                 16  How to Exchange Shares
                                                 16  Administrative Services Fees
                                                 16  General Transaction Policies

                                                DISTRIBUTIONS AND TAXES

                                        LOGO
                                                 17  Dividends and Distributions
                                                 18  Taxation

                                                MANAGEMENT OF THE FUND

                                        LOGO
                                                 19  The Adviser

                                                FINANCIAL HIGHLIGHTS

                                        LOGO
                                                 20  Introduction
                                                 21  Treasury Money Market Portfolio
                                                 22  Money Market Portfolio
                                                 23  Tax-Exempt Money Market Portfolio

 LOGO
             RISK/RETURN SUMMARY                                 OVERVIEW


                                      This prospectus describes the Money Market Portfolios of
                                      Mercantile Mutual Funds, Inc. (the "Fund"). The Fund was
                                      formerly known as The ARCH Fund(R), Inc. On the following
                                      pages, you will find important information about each
                                      Portfolio, including:
                                      - A description of the Portfolio's investment objective
                                      (sometimes referred to as its goal);
                                      - The Portfolio's principal investment strategies (the steps it takes to try to meet its goal);
                                      - The principal risks associated with the Portfolio (factors that may prevent it from meeting its goal);
                                      - The Portfolio's past performance (how successful it's been in meeting its goal); and
                                      - The fees and expenses you pay as an investor in the
                                      Portfolio.

    WHO MAY WANT TO INVEST IN         The Treasury Money Market Portfolio may be appropriate for
    THE MERCANTILE MONEY MARKET       investors who want a way to earn money market returns from
    PORTFOLIOS?                       U.S. Treasury obligations that are generally exempt from
                                      state and local taxes. The Money Market Portfolio may be
                                      appropriate for investors who want a flexible and convenient way to manage cash while earning money market returns. The
                                      Tax-Exempt Money Market Portfolio may be appropriate for
                                      investors who want a way to earn money market returns that are generally exempt from federal income tax; however, the
                                      Portfolio is NOT an appropriate investment for tax-deferred retirement accounts, such as IRAs, because its return before taxes is generally lower than that of a taxable fund.

                                      Before investing in a Portfolio, you should carefully
                                      consider:
                                      - Your own investment goals
                                      - The amount of time you are willing to leave your money
                                      invested
                                      - How much risk you are willing to take.

    THE INVESTMENT ADVISER            Mississippi Valley Advisors Inc. ("MVA" or the "Adviser")
                                      serves as the investment adviser to each Portfolio. Founded in 1987, MVA is a subsidiary of Mercantile Bancorporation
                                      Inc., a regional banking and financial services
                                      organization, and has its main office at One Mercantile
                                      Center, Seventh and Washington Streets, St. Louis, Missouri
                                      63101. As of December 31, 1998, MVA had approximately $9.9 billion in assets under management, including the Fund's
                                      assets, which were approximately $4.3 billion.

                                      An investment in the Portfolios is not a Mercantile Bank
                                      deposit and is not insured or guaranteed by the Federal
                                      Deposit Insurance Corporation or any other government
                                      agency. Although the Money Market Portfolios seek to
                                      preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolios.


                                        3
-

 LOGO
               TREASURY MONEY
               MARKET PORTFOLIO
             RISK/RETURN SUMMARY


                                      INVESTMENT OBJECTIVE
                                      The Portfolio's investment objective is to seek a high level of current income exempt from state income tax consistent
                                      with liquidity and security of principal.

                                      PRINCIPAL INVESTMENT STRATEGIES
                                      The Portfolio invests substantially all (but not less than
                                      65%) of its total assets in money market instruments issued by the U.S. Treasury and certain U.S. Government agencies
                                      and instrumentalities that provide income that is generally not subject to state income tax.

                                      PRINCIPAL RISK CONSIDERATIONS
                                      The yield paid by the Portfolio will vary with changes in
                                      interest rates.
                                      Although U.S. Government securities, particularly U.S.
                                      Treasury obligations, have historically involved little
                                      risk, if an issuer fails to pay interest or repay principal, the value of your investment could decline.
                                      The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may
                                      advance the Portfolio's investment objective. It is
                                      possible, however, that these evaluations will prove to be inaccurate.
                                      There's no guarantee the Portfolio will be able to preserve the value of your investment at $1.00 per share.

    MONEY MARKET INSTRUMENTS
    are short-term obligations
    issued by banks,
    corporations, the U.S.
    Government and state and
    local governments. Money
    market instruments purchased
    by the Portfolios must meet
    strict requirements as to
    investment quality, maturity
    and diversification. The
    Portfolios generally do not
    invest in securities with
    maturities of more than 397
    days and the average
    maturity of all securities
    held by a particular
    Portfolio must be 90 days or
    less. Prior to purchasing a
    money market instrument for
    one of the Portfolios, the
    Adviser must determine that
    the instrument carries very
    little credit risk.


                                        4
-

     TREASURY MONEY
     MARKET PORTFOLIO

   RISK/RETURN SUMMARY

   RETURN HISTORY
   The bar chart and table on
   this page show the
   Portfolio's annual returns
   and long-term performance,
   thereby giving some
   indication of the risk of
   investing in the Portfolio.
   The bar chart shows how the
   performance of the
   Portfolio's Trust Shares
   has varied from year to
   year. The table shows the
   Portfolio's average annual
   returns for one year, five
   years and since inception.
   Both the bar chart and
   table assume reinvestment
   of all dividends and
   distributions. The
   Portfolio's past
   performance does not
   necessarily indicate how it
   will perform in the future.


                                           TRUST SHARES
                                           YEAR-BY-YEAR TOTAL RETURNS
                                           (AS OF DECEMBER 31 EACH YEAR)
                                    [STATED IN PERCENTAGES]

                                                                    TREASURY MONEY MARKET PORTFOLIO
                                                                    -------------------------------
'1992'                                                                           3.40
'93'                                                                             2.67
'94'                                                                             3.55
'95'                                                                             5.15
'96'                                                                             4.61
'97'                                                                             4.71
'98'                                                                             4.49

                                                  Best quarter:  1.31% for the quarter ending
                                                                   June 30, 1995
                                                  Worst quarter: 0.64% for the quarter ending
                                                                   June 30, 1993

                                                     AVERAGE ANNUAL TOTAL
                                                     RETURNS for the periods
                                                     ended December 31, 1998

                                                                                                SINCE
                                                       1 YEAR              5 YEARS           INCEPTION*
   Trust Shares                                         4.49%               4.50%               4.03%

   * December 2, 1991.

   To obtain the Portfolio's current 7-day yield, please call 1-800-452-4015.

                                        5
-

     TREASURY MONEY
     MARKET PORTFOLIO

   RISK/RETURN SUMMARY

   This example will help you
   compare the cost of
   investing in the Portfolio
   with the cost of investing
   in other mutual funds. The
   example assumes that you
   invest $10,000 for the time
   periods shown, reinvest all
   of your dividends and
   distributions, and then sell
   all of your shares at the
   end of those periods. The
   example also assumes that
   your investment has a 5%
   return each year and the
   Portfolio's operating
   expenses remain the same.
   Although your actual costs
   may be higher or lower,
   based on these assumptions
   your costs would be:


                                             FEES AND EXPENSES

                                                  ANNUAL PORTFOLIO OPERATING EXPENSES
                                                  (EXPENSES THAT ARE DEDUCTED FROM THE            TRUST
                                                  PORTFOLIO'S ASSETS)                            SHARES

    The table on the right shows the fees
    and expenses that you pay if you buy
    and hold Trust Shares of the Treasury
    Money Market Portfolio.
                                                  Management Fees                                 .40%(1)
                                                  Distribution (12b-1) Fees                       None
                                                  Other Expenses                                  .56%(1)
                                                  Total Annual Portfolio Operating Expenses       .96%(1)

                                     (1) Management Fees, Other Expenses and
                                         Total Annual Portfolio Operating
                                         Expenses for the Portfolio's Trust
                                         Shares for the current fiscal year are
                                         expected to be less than the amounts
                                         shown above because certain of the
                                         Portfolio's service providers are
                                         voluntarily waiving a portion of their
                                         fees and/or reimbursing the Portfolio
                                         for certain other expenses. These fee
                                         waivers and/or reimbursements are being
                                         made in order to keep the annual fees
                                         and expenses for the Portfolio's Trust
                                         Shares at a certain level. MANAGEMENT
                                         FEES, OTHER EXPENSES AND TOTAL ANNUAL
                                         PORTFOLIO OPERATING EXPENSES, AFTER
                                         TAKING THESE FEE WAIVERS AND EXPENSE
                                         REIMBURSEMENTS INTO ACCOUNT, ARE
                                         EXPECTED TO BE .35%, .45% AND .80%,
                                         RESPECTIVELY, FOR TRUST SHARES. These
                                         fee waivers and expense reimbursements
                                         may be revised or cancelled at any
                                         time.

                                             EXAMPLE

                                                                               1        3      5        10
                                                                             YEAR   YEARS   YEARS    YEARS
                                                TRUST SHARES                 $98    $306    $531    $1,178

                                        6
-

 LOGO

               MONEY MARKET
               PORTFOLIO
             RISK/RETURN SUMMARY


                                      INVESTMENT OBJECTIVE
                                      The Portfolio's investment objective is to seek current
                                      income with liquidity and stability of principal.

                                      PRINCIPAL INVESTMENT STRATEGIES
                                      The Portfolio invests substantially all (but not less than
                                      80%) of its total assets in a broad range of money market
                                      instruments, including commercial paper, notes and bonds
                                      issued by U.S. and foreign corporations, obligations issued by the U.S. Government and its agencies and
                                      instrumentalities, and obligations issued by U.S. and
                                      foreign banks, such as certificates of deposit, letters of credit, bankers' acceptances and time deposits.

                                      The Portfolio will only buy a money market instrument if it has the highest short-term rating from at least two
                                      nationally recognized statistical rating organizations, such as Standard & Poor's Ratings Group or Moody's Investors
                                      Service, Inc., or only one such rating if only one
                                      organization has rated the instrument. If the money market instrument is not rated, the Adviser must determine that it is of comparable quality to eligible rated instruments.

                                      PRINCIPAL RISK CONSIDERATIONS
                                      The yield paid by the Portfolio will vary with short-term
                                      interest rates.
                                      Although credit risk is very low because the Portfolio only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your
                                      investment could decline.
                                      The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may
                                      advance the Portfolio's investment objective. It is
                                      possible, however, that these evaluations will prove to be inaccurate.
                                      There's no guarantee the Portfolio will be able to preserve the value of your investment at $1.00 per share.


                                        7
-

     MONEY MARKET
     PORTFOLIO

   RISK/RETURN SUMMARY

   RETURN HISTORY
   The bar chart and table on
   this page show the
   Portfolio's annual returns
   and long-term performance,
   thereby giving some
   indication of the risk of
   investing in the Portfolio.
   The bar chart shows how the
   performance of the
   Portfolio's Trust Shares
   has varied from year to
   year. The table shows the
   Portfolio's average annual
   returns for one year, five
   years and since inception.
   Both the bar chart and
   table assume reinvestment
   of all dividends and
   distributions. The
   Portfolio's past
   performance does not
   necessarily indicate how it
   will perform in the future.

                                           TRUST SHARES
                                           YEAR-BY-YEAR TOTAL RETURNS
                                           (AS OF DECEMBER 31 EACH YEAR)
                                    [STATED IN PERCENTAGES]

                                                                        MONEY MARKET PORTFOLIO
                                                                        ----------------------
'1991'                                                                           5.67
'92'                                                                             3.30
'93'                                                                             2.71
'94'                                                                             3.76
'95'                                                                             5.55
'96'                                                                             4.95
'97'                                                                             5.09
'98'                                                                             5.02

                                                  Best quarter:  1.63% for the quarter ending
                                                                   March 31, 1991
                                                  Worst quarter: 0.66% for the quarter ending
                                                                   June 30, 1993

                                                     AVERAGE ANNUAL TOTAL
                                                     RETURNS
                                                     for the periods ended
                                                     December 31, 1998

                                                                                   SINCE
                                                              1 YEAR   5 YEARS   INCEPTION*
   Trust Shares                                                5.02%    4.87%      5.50%

   * December 1, 1990.

   To obtain the Portfolio's current 7-day yield, please call 1-800-452-4015.

                                        8
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
     MONEY MARKET
     PORTFOLIO

   RISK/RETURN SUMMARY

   This example will help you
   compare the cost of
   investing in the Portfolio
   with the cost of investing
   in other mutual funds. The
   example assumes that you
   invest $10,000 for the time
   periods shown, reinvest all
   of your dividends and
   distributions, and then
   sell all of your shares at
   the end of those periods.
   The example also assumes
   that your investment has a
   5% return each year and the
   Portfolio's operating
   expenses remain the same.
   Although your actual costs
   may be higher or lower,
   based on these assumptions
   your costs would be:


                                             FEES AND EXPENSES

                                                  ANNUAL PORTFOLIO OPERATING EXPENSES
                                                  (EXPENSES THAT ARE DEDUCTED FROM THE           TRUST
                                                  PORTFOLIO'S ASSETS)                            SHARES

    The table on the right shows
    the fees and expenses that you pay
    if you buy and hold Trust Shares of the
    Money Market Portfolio.
                                                  Management Fees                              .40%(1)
                                                  Distribution (12b-1) Fees                     None
                                                  Other Expenses                               .53%(1)
                                                  Total Annual Portfolio Operating Expenses    .93%(1)

                                     (1)  Management Fees, Other Expenses and
                                          Total Annual Portfolio Operating
                                          Expenses for the Portfolio's Trust
                                          Shares for the current fiscal year are
                                          expected to be less than the amounts
                                          shown above because certain of the
                                          Portfolio's service providers are
                                          voluntarily waiving a portion of their
                                          fees and/or reimbursing the Portfolio
                                          for certain other expenses. These fee
                                          waivers and/or reimbursements are
                                          being made in order to keep the annual
                                          fees and expenses for the Portfolio's
                                          Trust Shares at a certain level.
                                          MANAGEMENT FEES, OTHER EXPENSES AND
                                          TOTAL ANNUAL PORTFOLIO OPERATING
                                          EXPENSES, AFTER TAKING THESE FEE
                                          WAIVERS AND EXPENSE REIMBURSEMENTS
                                          INTO ACCOUNT, ARE EXPECTED TO BE .35%,
                                          .44% AND .79%, RESPECTIVELY, FOR TRUST
                                          SHARES. These fee waivers and expense
                                          reimbursements may be revised or
                                          cancelled at any time.

                                             EXAMPLE

                                                                                  1       3       5        10
                                                                                YEAR   YEARS   YEARS    YEARS
                                                  TRUST SHARES                  $95    $296    $515    $1,143

                                        9
-

     TAX-EXEMPT MONEY
     MARKET PORTFOLIO

   RISK/RETURN SUMMARY


                                      INVESTMENT OBJECTIVE
                                      The Portfolio's investment objective is to seek as high a
                                      level of current interest income exempt from federal income tax as is consistent with liquidity and stability of
                                      principal.

                                      PRINCIPAL INVESTMENT STRATEGIES
                                      The Portfolio normally invests at least 80% of its total
                                      assets in short-term municipal securities that pay interest which is exempt from federal income tax. Municipal
                                      securities purchased by the Portfolio may include general
                                      obligation securities, revenue securities and private
                                      activity bonds. General obligation securities are secured by the issuer's full faith, credit and taxing power. Revenue
                                      obligation securities are usually payable only from revenues derived from specific facilities or revenue sources. Private activity bonds are usually revenue obligations since they
                                      are typically payable by the private user of the facilities financed by the bonds. The interest on private activity
                                      bonds may be subject to the federal alternative minimum tax.
                                      Investments in private activity bonds will not be treated as investments in municipal securities for purposes of the 80%
                                      requirement stated above.
                                      The Portfolio will only buy a municipal security if it has the highest short-term rating from at least two nationally recognized statistical rating organizations, such as
                                      Standard & Poor's Ratings Group or Moody's Investors
                                      Service, Inc., or one such rating if only one organization has rated the security. If the security is not rated, the
                                      Adviser must determine that it is of comparable quality to eligible rated securities.

                                      PRINCIPAL RISK CONSIDERATIONS
                                      The yield paid by the Portfolio will vary with changes in
                                      interest rates.
                                      Although credit risk is very low because the Portfolio only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your
                                      investment could decline. The ability of a state or local
                                      government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax
                                      revenues and changes in the level of federal, state or local aid. Some municipal securities are payable only from limited revenue sources or by private entities.
                                      The Portfolio is not diversified, which means that it can
                                      invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one
                                      investment held by the Portfolio may affect the overall
                                      value of the Portfolio more than it would affect a
                                      diversified portfolio.
                                      The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may
                                      advance the Portfolio's investment objective. It is
                                      possible, however, that these evaluations will prove to be inaccurate.

                                      There's no guarantee the Portfolio will be able to preserve the value of your investment at $1.00 per share.

    WHAT ARE MUNICIPAL
    SECURITIES?
    State and local governments
    issue municipal securities
    to raise money to finance
    public works, to repay
    outstanding obligations, to
    raise funds for general
    operating expenses and to
    make loans to other public
    institutions. Some municipal
    securities, known as private
    activity bonds, are backed
    by private entities and are
    used to finance various
    non-public projects.
    Municipal securities, which
    can be issued as bonds,
    notes or commercial paper,
    usually have fixed interest
    rates, although some have
    interest rates that change
    from time to time.

                                       10
-

     TAX-EXEMPT MONEY
     MARKET PORTFOLIO

   RISK/RETURN SUMMARY

   RETURN HISTORY+
   The bar chart and table on
   this page show the
   Portfolio's annual returns
   and long-term performance,
   thereby giving some
   indication of the risk of
   investing in the Portfolio.
   The bar chart shows how the
   performance of the
   Portfolio's Trust Shares
   has varied from year to
   year. The table shows the
   Portfolio's average annual
   returns for one year, five
   years and since inception.
   Both the bar chart and
   table assume reinvestment
   of all dividends and
   distributions. The
   Portfolio's past
   performance does not
   necessarily indicate how it
   will perform in the future.

                                           TRUST SHARES
                                           YEAR-BY-YEAR TOTAL RETURNS
                                           (AS OF DECEMBER 31 EACH YEAR)
                                    [STATED IN PERCENTAGES]

                                                                   TAX-EXEMPT MONEY MARKET PORTFOLIO
                                                                   ---------------------------------
'1991'                                                                           4.05
'92'                                                                             2.51
'93'                                                                             1.98
'94'                                                                             2.37
'95'                                                                             3.27
'96'                                                                             3.00
'97'                                                                             3.09
'98'                                                                             2.86

                                                  Best quarter:  1.38% for the quarter ending
                                                                   December 30, 1990
                                                  Worst quarter: 0.45% for the quarter ending
                                                                   March 31, 1994

                                                     AVERAGE ANNUAL TOTAL
                                                     RETURNS for the periods
                                                     ended December 31, 1998

                                                                                                SINCE
                                                       1 YEAR              5 YEARS           INCEPTION*
   Trust Shares                                         2.86%               2.92%               3.60%

   + The Portfolio commenced operations on July 15, 1988 as a separate investment portfolio (the "Predecessor Portfolio") of The ARCH Tax-Exempt Trust. On October 2, 1995, the Predecessor Portfolio was reorganized as a new portfolio of the Fund. Prior to the reorganization, the Predecessor Portfolio offered and sold shares that were similar to the Fund's Trust Shares. Annual returns for periods prior to October 2, 1995 reflect the performance of the Predecessor Portfolio.
   * September 28, 1990.

   To obtain the Portfolio's current 7-day yield, please call 1-800-452-4015.

                                       11
-

     TAX-EXEMPT MONEY
     MARKET PORTFOLIO

   RISK/RETURN SUMMARY

   This example will help you
   compare the cost of
   investing in the Portfolio
   with the cost of investing
   in other mutual funds. The
   example assumes that you
   invest $10,000 for the time
   periods shown, reinvest all
   of your dividends and
   distributions, and then sell
   all of your shares at the
   end of those periods. The
   example also assumes that
   your investment has a 5%
   return each year and the
   Portfolio's operating
   expenses remain the same.
   Although your actual costs
   may be higher or lower,
   based on these assumptions
   your costs would be:

                                             FEES AND EXPENSES

                                                  ANNUAL PORTFOLIO OPERATING EXPENSES
                                                  (EXPENSES THAT ARE DEDUCTED FROM THE            TRUST
                                                  PORTFOLIO'S ASSETS)                            SHARES

    The table on the right
    shows the fees and expenses that
    you pay if you buy and hold
    Trust Shares of the Tax-Exempt Money
    Market Portfolio.

                                                  Management Fees                                .40%(1)

                                                  Distribution (12b-1) Fees                       None

                                                  Other Expenses                                  .44%

                                                  Total Annual Portfolio Operating Expenses      .84%(1)

                                     (1) Management Fees and Total Annual
                                         Portfolio Operating Expenses for the
                                         Portfolio's Trust Shares for the
                                         current fiscal year are expected to be
                                         less than the amounts shown above
                                         because the Adviser is voluntarily
                                         waiving a portion of its advisory fee.
                                         This fee waiver is being made in order
                                         to keep the annual fees and expenses
                                         for the Portfolio's Trust Shares at a
                                         certain level. MANAGEMENT FEES AND
                                         TOTAL ANNUAL PORTFOLIO OPERATING
                                         EXPENSES, AFTER TAKING THIS FEE WAIVER
                                         INTO ACCOUNT, ARE EXPECTED TO BE .35%
                                         AND .79%, RESPECTIVELY, FOR TRUST
                                         SHARES. This fee waiver may be revised
                                         or cancelled at any time.

                                             EXAMPLE

                                                                               1        3      5        10
                                                                             YEAR   YEARS   YEARS    YEARS
                                                TRUST SHARES                 $86    $268    $466    $1,037

                                       12
-

 LOGO
             RISK/RETURN SUMMARY           ADDITIONAL INFORMATION ON RISK

   The principal risks of investing in each Portfolio are described on the previous pages. The following supplements that discussion.

   SECURITIES LENDING

   To obtain interest income, the Treasury Money Market Portfolio and Money Market Portfolio may lend their securities to broker-dealers, banks or institutional borrowers pursuant to agreements requiring that the loans be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. There is the risk that, when lending portfolio securities, the securities may not be available to the Portfolio on a timely basis. Therefore, the Portfolio may lose the opportunity to sell the securities at a desirable price. Additionally, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

   TEMPORARY DEFENSIVE POSITIONS

   Each Portfolio may temporarily hold investments that are not part of its main investment strategy during unfavorable market conditions. These investments may include cash (which will not earn any income) and, in the case of the Tax-Exempt Money Market Portfolio, short-term taxable money market investments not to exceed 20% of the Portfolio's assets. This strategy could prevent a Portfolio from achieving its investment objective.

   OTHER TYPES OF INVESTMENTS

   This prospectus describes each Portfolio's principal investment strategies and the particular types of securities in which each Portfolio principally invests. Each Portfolio may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies -- and the risks involved -- are described in detail in the Statement of Additional Information ("SAI"), which is referred to on the back cover of this prospectus.

   YEAR 2000 RISKS

   As with other mutual funds, financial and business organizations and individuals around the world, the Portfolios could be adversely affected if the computer systems used by the Adviser and the Portfolios' other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This possibility is commonly known as the Year 2000 or "Y2K" problem. The Adviser is taking steps to address the Y2K problem with respect to the computer systems that it uses and to obtain assurances that comparable steps are being taken by the Portfolios' other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Portfolios. The Y2K problem could have a negative impact on the issuers of securities in which the Portfolios invest, which could hurt the Portfolios' investment returns.


                                       13
-

 LOGO
             YOUR ACCOUNT

   BUSINESS DAYS
   DEFINED
   A business day is
   any day that both
   the New York Stock
   Exchange and the
   Federal Reserve
   Bank of St. Louis
   are open for
   business.
   Currently, the Fund
   observes the
   following holidays:
   New Year's Day,
   Martin Luther King
   Jr. Day,
   Presidents' Day,
   Good Friday,
   Memorial Day
   (observed),
   Independence Day
   (observed), Labor
   Day, Columbus Day,
   Veterans' Day,
   Thanksgiving and
   Christmas.

                       EXPLANATION OF SALES PRICE
                       Trust Shares of each Portfolio are sold at their net asset value (NAV). The NAV for each class of shares of a Portfolio is determined as of 12:00 noon (Eastern time) and as of the close of regular trading on the New York Stock Exchange (currently 4 p.m., Eastern time) on every business day. The NAV for a class of shares is determined by adding the value of a Portfolio's investments, cash and other assets attributable to a particular share class, subtracting the Portfolio's liabilities attributable to that class and then dividing the result by the total number of shares in the class that are outstanding.

                       - Each Portfolio's investments are valued at amortized
                         cost, which is approximately equal to market value.

                       - A properly placed purchase order (see "How to Buy
                         Shares" below) that is delivered to the Fund by 12:00 noon (Eastern time) on any business day with respect to the Treasury Money Market Portfolio and Tax-Exempt Money Market Portfolio or by 3:00 p.m. (Eastern time) on any business day with respect to the Money Market Portfolio receives the share price next determined if the Fund receives payment in federal funds or other immediately available funds by 4:00 p.m. (Eastern time) that day. If payment is not received by that time, the order will be cancelled. A properly placed purchase order that is delivered to the Fund after 12:00 noon (Eastern time) with respect to the Treasury Money Market Portfolio and Tax-Exempt Money Market Portfolio or after 3:00 p.m. (Eastern time) with respect to the Money Market Portfolio will be placed the following business day.

                       HOW TO BUY SHARES

                       Trust Shares of the Portfolios are sold to financial institutions, such as banks, trust companies, thrift institutions and mutual funds, that are purchasing shares on their own behalf or on behalf of discretionary and non-discretionary accounts for which they receive account-level asset-based management fees. Trust Shares are also sold to financial institutions that are purchasing shares on behalf of accounts for which they provide cash management services.

                       If you are purchasing Trust Shares through a financial institution, you must follow the procedures established by your institution. Your financial institution is responsible for sending your purchase order to the Fund's distributor and wiring payment to the Fund's custodian. Your financial institution holds the shares in your name and receives all confirmations of purchases and sales. Financial institutions placing orders for themselves or on behalf of their customers should call the Fund at 1-800-452-2724.

                       The Fund does not have any minimum investment requirements for Trust Shares but your financial institution may do so. They may also charge transaction fees and require you to maintain a minimum account balance.

   YOUR ACCOUNT

   HOW TO SELL SHARES

   Orders to sell or "redeem" Trust Shares should be placed with the same financial institution that placed the original purchase order in accordance with the procedures established by that institution. Your financial institution is responsible for sending your order to the Fund's distributor and for crediting your account with the proceeds. The Fund does not currently charge for wiring the proceeds, but your financial institution may do so.

   If the shares being sold are represented by share certificates, then the order to sell must be made in writing and mailed to: Mercantile Mutual Funds, Inc., P.O. Box 78069 -- Tram 001/128/41-6, St. Louis, Missouri 63178. The
   order must be accompanied by the share certificates, properly endorsed for transfer. Additional documents may be required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators or guardians.

   The Fund's transfer agent may require a signature guarantee unless the redemption proceeds are payable to the shareholder of record and the proceeds are either mailed to the shareholder's address of record or electronically transferred to the account designated on the original account application. A signature guarantee helps prevent fraud, and you may obtain one from most banks and broker-dealers. Contact the Fund for more information on signature guarantees.

   Trust Shares will be sold at the NAV next determined after the Fund accepts an order (see above). If the order to sell is received and accepted by the Fund before 12:00 noon (Eastern time) on a business day with respect to the Treasury Money Market Portfolio and Tax-Exempt Money Market Portfolio or before 3:00 p.m. (Eastern time) on a business day with respect to the Money Market Portfolio, the proceeds are sent electronically the same day to the financial institution that placed the order. If the order to sell is received and accepted by the Fund after 12:00 noon (Eastern time) on a business day with respect to the Treasury Money Market Portfolio and Tax-Exempt Money Market Portfolio or after 3:00 p.m. (Eastern time) on a business day with respect to the Money Market Portfolio, or on a non-business day, the proceeds normally are sent electronically to the financial institution on the next business day.

                                       15
-

   YOUR ACCOUNT

   HOW TO EXCHANGE SHARES

   The exchange privilege enables shareholders to exchange Trust Shares of one Portfolio for Trust Shares of another Portfolio. In addition, Trust Shares of a Portfolio may also be exchanged for Investor A Shares of the same Portfolio in connection with the distribution of assets from certain types of accounts held at Mercantile Trust Company National Association or any of its affiliates. Contact your financial institution or the Fund's distributor for additional information on the exchange privilege. The exchange privilege may be exercised only in those states where Trust Shares of the Portfolio being acquired may be legally sold.

   ADMINISTRATIVE SERVICES FEES

   Trust Shares of the Portfolios pay administrative services fees at an annual rate of up to 0.25% of each Portfolio's respective Trust Share assets. These fees are paid to financial institutions that provide certain administrative services to their customers who own Trust Shares.

   GENERAL TRANSACTION POLICIES

   The Fund reserves the right to:

    - Refuse any order to buy shares.

    - Reject any exchange request.

    - Redeem all shares in an account if the balance falls below $500. If, within 60 days of the Fund's written request, the account balance has not been increased, a shareholder may be required to redeem all shares. The Fund will not require you to redeem shares if the value of the account drops below $500 due to fluctuations in net asset value.

    - Send redemption proceeds within seven days after receiving a request, if an earlier payment could adversely affect a Portfolio.

    - Modify or terminate the exchange privilege after 60 days' written notice to shareholders.

    - Make a "redemption in kind." Under abnormal conditions that may make payment in cash unwise, the Fund may offer partial or complete payment in portfolio securities rather than cash at such securities' then-market-value equal to the redemption price. In such cases, you may incur brokerage costs in converting these securities to cash.

   Shareholders may be responsible for any fraudulent telephone orders as long as the Fund has taken reasonable precautions to verify the shareholder's identity. Shareholders who experience difficulty getting through to the Fund by telephone because of unusual market conditions should consider selling or exchanging their shares by mail.


                                       16
-

 LOGO
             DISTRIBUTIONS AND TAXES

   DIVIDENDS AND DISTRIBUTIONS

   Each Portfolio declares dividends from net investment income daily and pays them monthly. Although the Portfolios do not expect to realize net long-term capital gains, any capital gains realized would be distributed at least annually.

   Dividends on each share class of the Portfolios are determined in the same manner and are paid in the same amount. However, each share class bears all expenses associated with that particular class.

   All of your dividends and capital gains distributions with respect to a particular Portfolio will be reinvested in additional shares of the same class unless you instruct otherwise on your account application or have redeemed all shares you held in the Portfolio. In such cases, dividends and distributions will be paid in cash.


                                       17
-

   DISTRIBUTIONS AND TAXES

   You will be advised
   at least annually
   regarding the
   federal income tax
   treatment of
   dividends and
   distributions made
   to you. You should
   save your account
   statements because
   they contain
   information you
   will need to
   calculate your
   capital gains or
   losses upon your
   ultimate sale or
   exchange of shares
   in the Portfolios.

                                 TAXATION
                                 As with any investment, you should consider the tax
                                 implications of an investment in the Portfolios. The
                                 following is only a brief summary of some of the important tax considerations generally affecting the Portfolios and
                                 their shareholders under current law, which may be subject to change in the future. Consult your tax adviser with
                                 specific reference to your own tax situation.
                                 - TREASURY MONEY MARKET AND MONEY MARKET PORTFOLIOS
                                 Dividends you receive from one of these Portfolios, whether paid in cash or reinvested in additional shares, are
                                 generally considered taxable. Dividends from a Portfolio's long-term capital gains are taxable as capital gains.
                                 Dividends from other sources are generally taxable as
                                 ordinary income. It is anticipated that substantially all of the dividends from the Portfolios will be taxable as
                                 ordinary income and not capital gains.
                                 - TAX-EXEMPT MONEY MARKET PORTFOLIO
                                 The Portfolio intends to meet certain federal tax
                                 requirements so that distributions of the tax-exempt
                                 interest it earns may be treated as "exempt-interest
                                 dividends." However, a portion of exempt-interest dividends attributable to interest on private activity bonds may
                                 increase certain shareholders' alternative minimum tax.
                                 Dividends from the Portfolio's short-term and long-term
                                 capital gains are taxable.
                                 - STATE AND LOCAL TAXES
                                 Dividends paid by a Portfolio may be taxable to investors
                                 under state or local law as dividend income even though all or a portion of such dividends may be derived from interest on obligations which, if realized directly, would be exempt from such taxes.
                                 The Treasury Money Market Portfolio is designed to provide shareholders, to the extent permitted by federal law, with income that is exempt or excluded from taxation at the state or local level. Please consult with a tax adviser as to the status of distributions by the Portfolio in your state.
                                 For more information regarding the taxation of the
                                 Portfolios, consult the SAI under the heading "Additional
                                 Information Concerning Taxes." You also should consult your tax adviser for information regarding state and local tax
                                 consequences with respect to your specific situation.

                                       18
-

 LOGO
             MANAGEMENT OF THE FUND

   THE ADVISER

   MVA, subject to the general supervision of the Fund's Board of Directors, is responsible for the day-to-day management of the Portfolios in accordance with each Portfolio's respective investment objective and policies. This includes making investment decisions, buying and selling securities and overseeing the administration and recordkeeping for each Portfolio.

   In exchange for these services, MVA receives an investment advisory fee, which is calculated daily and paid monthly, according to the average daily net assets of each Portfolio. For the fiscal year ended November 30, 1998, the Money Market Portfolios paid MVA advisory fees as follows:

                                             INVESTMENT ADVISORY FEES
                  PORTFOLIO                    AS A % OF NET ASSETS
                                          ------------------------------
     Treasury Money Market Portfolio                    .35%
                                          ------------------------------
     Money Market Portfolio                             .35%
                                          ------------------------------
     Tax-Exempt Money Market Portfolio                  .35%
    ---------------------------------------------------------------------


                                       19
-

 LOGO
             FINANCIAL HIGHLIGHTS

   INTRODUCTION

   The financial highlights tables presented below are intended to help you understand the financial performance of each Portfolio's Trust Shares for the past five years. Certain information reflects financial results for a single Trust Share in each Portfolio. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in Trust Shares assuming reinvestment of all dividends and distributions. This information has been audited by KPMG LLP, independent auditors, whose report, along with the Portfolios' financial statements, are included in the Fund's Annual Report to Shareholders, and are incorporated by reference into the SAI.


                                       20
-

   FINANCIAL HIGHLIGHTS                   TREASURY MONEY MARKET PORTFOLIO

                                                              TRUST SHARES
                                            (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                                        YEAR ENDED NOVEMBER 30,
                                            1998       1997       1996       1995       1994
   NET ASSET VALUE, BEGINNING OF PERIOD   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
   -------------------------------------------------------------------------------------------
   INVESTMENT ACTIVITIES
     Net investment income                   0.045      0.046      0.045      0.050      0.033
   -------------------------------------------------------------------------------------------
       Total from Investment Activities      0.045      0.046      0.045      0.050      0.033
   -------------------------------------------------------------------------------------------
   DISTRIBUTIONS
     Net investment income                  (0.045)    (0.046)    (0.045)    (0.050)    (0.033)
   -------------------------------------------------------------------------------------------
       Total Distributions                  (0.045)    (0.046)    (0.045)    (0.050)    (0.033)
   -------------------------------------------------------------------------------------------
   NET ASSET VALUE, END OF PERIOD         $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
   -------------------------------------------------------------------------------------------
       Total Return                           4.56%      4.70%      4.64%      5.12%      3.38%
   RATIOS/SUPPLEMENTARY DATA:
     Net assets at end of period (000)    $245,959   $283,653   $131,322   $252,780   $242,099
     Ratio of expenses to average net
       assets                                 0.65%      0.61%      0.61%      0.60%      0.49%
     Ratio of net investment income to
       average net assets                     4.45%      4.60%      4.55%      5.01%      3.26%
     Ratio of expenses to average net
       assets*                                0.96%      0.92%      0.76%      0.75%      0.94%

   * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.


                                       21
-

   FINANCIAL HIGHLIGHTS                            MONEY MARKET PORTFOLIO

                                                               TRUST SHARES
                                             (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                                         YEAR ENDED NOVEMBER 30,
                                            1998        1997        1996       1995       1994
   NET ASSET VALUE, BEGINNING OF PERIOD   $   1.00   $     1.00   $   1.00   $   1.00   $   1.00
   ---------------------------------------------------------------------------------------------
   INVESTMENT ACTIVITIES
     Net investment income                   0.050        0.050      0.049      0.054      0.035
   ---------------------------------------------------------------------------------------------
       Total from Investment Activities      0.050        0.050      0.049      0.054      0.035
   ---------------------------------------------------------------------------------------------
   DISTRIBUTIONS
     Net investment income                  (0.050)      (0.050)    (0.049)    (0.054)    (0.035)
   ---------------------------------------------------------------------------------------------
       Total Distributions                  (0.050)      (0.050)    (0.049)    (0.054)    (0.035)
   ---------------------------------------------------------------------------------------------
   NET ASSET VALUE, END OF PERIOD         $   1.00   $     1.00   $   1.00   $   1.00   $   1.00
   ---------------------------------------------------------------------------------------------
       Total Return                           5.08%        5.06%      4.99%      5.52%      3.55%
   RATIOS/SUPPLEMENTARY DATA:
     Net assets at end of period (000)    $820,923   $1,042,151   $717,265   $698,131   $544,952
     Ratio of expenses to average net
       assets                                 0.66%        0.64%      0.61%      0.59%      0.61%
     Ratio of net investment income to
       average net assets                     4.97%        4.96%      4.88%      5.38%      3.45%
     Ratio of expenses to average net
       assets*                                0.93%        0.92%      0.76%      0.74%      0.93%

   * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.


                                       22
-

   FINANCIAL HIGHLIGHTS              TAX-EXEMPT MONEY MARKET PORTFOLIO(A)

                                                                  TRUST SHARES
                                                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                                                                       SIX MONTHS ENDED
                                                   YEAR ENDED NOVEMBER 30,               NOVEMBER 30,
                                              1998           1997           1996           1995(a)
   NET ASSET VALUE, BEGINNING OF PERIOD     $  1.00        $   1.00       $  1.00          $  1.00
   ----------------------------------------------------------------------------------------------------
   INVESTMENT ACTIVITIES
     Net investment income                    0.029           0.030         0.030            0.016
   ----------------------------------------------------------------------------------------------------
       Total from Investment Activities       0.029           0.030         0.030            0.016
   ----------------------------------------------------------------------------------------------------
   DISTRIBUTIONS
     Net investment income                   (0.029)         (0.030)       (0.030)          (0.016)
   ----------------------------------------------------------------------------------------------------
       Total Distributions                   (0.029)         (0.030)       (0.030)          (0.016)
   ----------------------------------------------------------------------------------------------------
   NET ASSET VALUE, END OF PERIOD           $  1.00        $   1.00       $  1.00          $  1.00
   ----------------------------------------------------------------------------------------------------
       Total Return                            2.92%           3.08%         3.06%            1.57%(b)
   RATIOS/SUPPLEMENTARY DATA:
     Net assets at end of period (000)      $37,541        $143,517       $95,726          $78,031
     Ratio of expenses to average net
       assets                                  0.59%           0.58%         0.53%            0.70%(c)
     Ratio of net investment income to
       average net assets                      2.88%           3.04%         3.01%            3.10%(c)
     Ratio of expenses to average net
       assets*                                 0.84%           0.83%         0.58%            0.75%(c)

                                                 TRUST SHARES
                                          (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                              YEAR ENDED MAY 31,
                                              1995           1994
   NET ASSET VALUE, BEGINNING OF PERIOD     $  1.00        $   1.00
   -------------------------------------------------------------------------------
   INVESTMENT ACTIVITIES
     Net investment income                    0.029           0.020
   ---------------------------------------------------------------------------------------------
       Total from Investment Activities       0.029           0.020
   ----------------------------------------------------------------------------------------------------
   DISTRIBUTIONS
     Net investment income                   (0.029)         (0.020)
   ----------------------------------------------------------------------------------------------------
       Total Distributions                   (0.029)         (0.020)
   ----------------------------------------------------------------------------------------------------
   NET ASSET VALUE, END OF PERIOD           $  1.00        $   1.00
   ----------------------------------------------------------------------------------------------------
       Total Return                            2.93%           1.97%
   RATIOS/SUPPLEMENTARY DATA:
     Net assets at end of period (000)      $85,324        $112,594
     Ratio of expenses to average net
       assets                                  0.61%           0.52%
     Ratio of net investment income to
       average net assets                      2.87%           1.95%
     Ratio of expenses to average net
       assets*                                 0.70%           0.86%

    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

   (a) Upon its reorganization as a portfolio of the Fund on October 2, 1995, the Tax-Exempt Money Market Portfolio changed its fiscal year end from May 31 to November 30.

   (b) Not annualized.

   (c) Annualized.


                                       23
-

                      [This Page Intentionally Left Blank]

[Back Cover Page]

Where to find more information

You'll find more information about the Mercantile Money Market Portfolios in the following documents:

Annual and semi-annual reports
The Fund's annual and semi-annual reports contain more information about each Portfolio and a discussion about the market conditions and investment strategies that had a significant effect on each Portfolio's performance during the last fiscal year.

Statement of Additional Information (SAI)
The SAI contains detailed information about the Portfolios and their policies. By law, it's incorporated by reference into (considered to be part of) this prospectus.

You can get a free copy of these documents, request other information about the Portfolios and make shareholder inquiries by calling the Fund at 1-800-452-2724 or by writing to:

Mercantile Mutual Funds, Inc.
P.O. Box 78069
St. Louis, Missouri 63175

If you buy your shares through a broker-dealer or other financial institution, you may contact your institution for more information.

You can write to the Securities and Exchange Commission (SEC) Public Reference Section and ask them to mail you information about the Portfolios, including the SAI. They'll charge you a fee for this service. You can also visit the SEC Public Reference Room and copy the documents while you're there. For information about the operation of the Public Reference Room, call the SEC.

Public Reference Section of the SEC
Washington, DC  20549-6009
1-800-SEC-0330

Reports and other information about the Mercantile Money Market Portfolios are also available on the SEC's website at http://www.sec.gov.





The Fund's Investment Company Act File No. is 811-3567

MERCANTILE MUTUAL FUNDS, INC.
PROSPECTUS
MARCH 31, 1999

MONEY MARKET PORTFOLIOS

Treasury Money Market Portfolio
Money Market Portfolio

TAXABLE BOND PORTFOLIOS

U.S. Government Securities Portfolio
Intermediate Corporate Bond Portfolio
Bond Index Portfolio
Government & Corporate Bond Portfolio

STOCK PORTFOLIOS

Balanced Portfolio
Equity Income Portfolio
Equity Index Portfolio
Growth & Income Equity Portfolio
Growth Equity Portfolio
Small Cap Equity Portfolio
Small Cap Equity Index Portfolio
International Equity Portfolio

Institutional Shares


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved any shares of these Portfolios or determined if this prospectus is truthful or complete. Anyone who tells you otherwise is committing a criminal offense.

                                                RISK/RETURN SUMMARY

                                      [Scale
                                       Icon]
                                                  3  Overview
                                                  5  Treasury Money Market Portfolio
                                                  8  Money Market Portfolio
                                                 11  U.S. Government Securities Portfolio
                                                 14  Intermediate Corporate Bond Portfolio
                                                 18  Bond Index Portfolio
                                                 21  Government & Corporate Bond Portfolio
                                                 25  Balanced Portfolio
                                                 29  Equity Income Portfolio
                                                 32  Equity Index Portfolio
                                                 35  Growth & Income Equity Portfolio
                                                 38  Growth Equity Portfolio
                                                 41  Small Cap Equity Portfolio
                                                 44  Small Cap Equity Index Portfolio
                                                 46  International Equity Portfolio
                                                 49  Additional Information on Risk

                                                YOUR ACCOUNT

                                 [Magnifying
                                 Glass Icon]
                                                 50  Explanation of Sales Price
                                                 51  How to Buy Shares
                                                 52  How to Sell Shares
                                                 53  How to Exchange Shares
                                                 53  Administrative Services Fees
                                                 53  General Transaction Policies

                                                DISTRIBUTIONS AND TAXES

                                 [Line Graph
                                       Icon]
                                                 54  Dividends and Distributions
                                                 55  Taxation

                                                MANAGEMENT OF THE FUND

                                  [Open Book
                                       Icon]
                                                 56  The Adviser
                                                 56  The Sub-Adviser

                                                FINANCIAL HIGHLIGHTS

                                   [Money in
                                  Hand Icon]
                                                 57  Introduction
                                                 58  Financial Highlights

                                                                               2
                                                                        CONTENTS


                                      This prospectus describes Institutional Shares of fourteen investment portfolios (the "Portfolios") offered by
                                      Mercantile Mutual Funds, Inc. (the "Fund"). The Fund was
                                      formerly known as The ARCH Fund(R), Inc. On the following
                                      pages, you will find important information about each
                                      Portfolio, including:
                                      - A description of the Portfolio's investment objective
                                      (sometimes referred to as its goal);
                                      - The Portfolio's principal investment strategies (the steps it takes to try to meet its goal);
                                      - The principal risks associated with the Portfolio (factors that may prevent it from meeting its goal);
                                      - The Portfolio's past performance (how successful it's been in meeting its goal); and
                                      - The fees and expenses you pay as an investor in the
                                      Portfolio.

    WHO MAY WANT TO INVEST IN         The Treasury Money Market Portfolio may be appropriate for
    THE PORTFOLIOS?                   investors who want a way to earn money market returns from
                                      U.S. Treasury obligations that are generally exempt from
                                      state and local taxes. The Money Market Portfolio may be
                                      appropriate for investors who want a flexible and convenient way to manage cash while earning money market returns.

                                      The Taxable Bond Portfolios may be appropriate for investors who seek current income from their investments greater than that normally available from a money market fund and can
                                      accept fluctuations in price and yield. The Portfolios may
                                      NOT be appropriate for investors who are investing for
                                      long-term capital appreciation.

                                      The Stock Portfolios may be appropriate for investors who
                                      seek capital growth over the long term and are comfortable with the risks of stock markets. The Portfolios may NOT be appropriate for investors who are investing for short-term goals or are mainly seeking current income.

                                      Before investing in a Portfolio, you should carefully
                                      consider:
                                      - Your own investment goals
                                      - The amount of time you are willing to leave your money
                                      invested
                                      - How much risk you are willing to take.

 logo
 logo   Q
             RISK/RETURN SUMMARY                                 OVERVIEW

 3
-

    THE INVESTMENT ADVISER            Mississippi Valley Advisors Inc. ("MVA" or the "Adviser")
                                      serves as the investment adviser to each Portfolio. Founded in 1987, MVA is a subsidiary of Mercantile Bancorporation
                                      Inc., a regional banking and financial services
                                      organization, and has its main office at One Mercantile
                                      Center, Seventh and Washington Streets, St. Louis, Missouri
                                      63101. As of December 31, 1998, MVA had approximately $9.9 billion in assets under management, including the Fund's
                                      assets, which were approximately $4.3 billion.

                                      An investment in the Portfolios is not a Mercantile Bank
                                      deposit and is not insured or guaranteed by the Federal
                                      Deposit Insurance Corporation or any other government
                                      agency. Although each of the Money Market Portfolios seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolios.
                                      You could also lose money by investing in one of the Taxable
                                      Bond or Stock Portfolios.

   RISK/RETURN SUMMARY                                           OVERVIEW

                                                                               4
-

   MONEY MARKET
   INSTRUMENTS are
   short-term obligations
   issued by banks,
   corporations, the U.S.
   Government and state
   and local governments.
   Money market
   instruments purchased
   by the Money Market
   Portfolios must meet
   strict requirements as
   to investment quality,
   maturity and
   diversification. The
   Money Market
   Portfolios generally
   do not invest in
   securities with
   maturities of more
   than 397 days and the
   average maturity of
   all securities held by
   a particular Money
   Market Portfolio must
   be 90 days or less.
   Prior to purchasing a
   money market
   instrument for one of
   the Money Market
   Portfolios, the
   Adviser must determine
   that the instrument
   carries very little
   credit risk.
 logo
 logo   Q
                                                           TREASURY MONEY
             RISK/RETURN SUMMARY                         MARKET PORTFOLIO

                                      INVESTMENT OBJECTIVE
                                      The Portfolio's investment objective is to seek a high level of current income exempt from state income tax consistent
                                      with liquidity and security of principal.

                                      PRINCIPAL INVESTMENT STRATEGIES
                                      The Portfolio invests substantially all (but not less than
                                      65%) of its total assets in money market instruments issued by the U.S. Treasury and certain U.S. Government agencies
                                      and instrumentalities that provide income that is generally not subject to state income tax.

                                      PRINCIPAL RISK CONSIDERATIONS
                                      The yield paid by the Portfolio will vary with changes in
                                      interest rates.

                                      Although U.S. Government securities, particularly U.S.
                                      Treasury obligations, have historically involved little
                                      risk, if an issuer fails to pay interest or repay principal, the value of your investment could decline.

                                      The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may
                                      advance the Portfolio's investment objective. It is
                                      possible, however, that these evaluations will prove to be inaccurate.

                                      There's no guarantee the Portfolio will be able to preserve the value of your investment at $1.00 per share.

 5
-

   RETURN HISTORY
   The bar chart and table on
   this page show the
   Portfolio's annual returns
   and long-term performance,
   thereby giving some
   indication of the risk of
   investing in the Portfolio.
   The bar chart shows how the
   performance of the
   Portfolio's Institutional
   Shares has varied from year
   to year. The table shows
   the Portfolio's average
   annual returns for one
   year, five years and since
   inception. Both the bar
   chart and table assume
   reinvestment of all
   dividends and
   distributions. The
   Portfolio's past
   performance does not
   necessarily indicate how it
   will perform in the future.
                                                           TREASURY MONEY
   RISK/RETURN SUMMARY                                   MARKET PORTFOLIO

                                           INSTITUTIONAL SHARES*
                                           YEAR-BY-YEAR TOTAL RETURNS
                                           (AS OF DECEMBER 31 EACH YEAR)

                                                                                [STATED IN PERCENTAGES]


                                                                    TREASURY MONEY MARKET PORTFOLIO
                                                                    -------------------------------
'1993'                                                                           2.43
'94'                                                                             3.33
'95'                                                                             4.97
'96'                                                                             4.43
'97'                                                                             4.54
'98'                                                                             4.34

                                                  Best quarter:  1.26% for the quarter ending
                                                                   June 30, 1995
                                                  Worst quarter: 0.58% for the quarter ending
                                                                   June 30, 1993

                                                     AVERAGE ANNUAL TOTAL
                                                     RETURNS
                                                     for the periods ended
                                                     December 31, 1998

                                                                                                 SINCE
                                                                1 YEAR          5 YEARS       INCEPTION**
   Institutional Shares*                                         4.34%           4.32%           3.84%

    * Institutional Shares of the Portfolio commenced operations on January 26, 1995. Total returns for prior periods reflect the performance of the Portfolio's Investor A Shares.
   ** April 20, 1992.

   To obtain the Portfolio's current 7-day yield, please call 1-800-452-4015.

                                                                               6
-

                                                           TREASURY MONEY
   RISK/RETURN SUMMARY                                   MARKET PORTFOLIO

                                             FEES AND EXPENSES

                                                  ANNUAL PORTFOLIO OPERATING EXPENSES
                                                  (EXPENSES THAT ARE DEDUCTED FROM            INSTITUTIONAL
                                                  THE PORTFOLIO'S ASSETS)                            SHARES

    The table on the right shows the
    fees and expenses that you pay if
    you buy and hold Institutional
    Shares of the Treasury Money
    Market Portfolio.

                                                  Management Fees                                  .40%(1)
                                                  Distribution (12b-1) Fees                        None
                                                  Other Expenses                                   .56%(1)
                                                  Total Annual Portfolio Operating Expenses        .96%(1)

                                     (1) Management Fees, Other Expenses and
                                         Total Annual Portfolio Operating
                                         Expenses for the Portfolio's
                                         Institutional Shares for the current
                                         fiscal year are expected to be less
                                         than the amounts shown above because
                                         certain of the Portfolio's service
                                         providers are voluntarily waiving a
                                         portion of their fees and/or
                                         reimbursing the Portfolio for certain
                                         other expenses. These fee waivers
                                         and/or reimbursements are being made in
                                         order to keep the annual fees and
                                         expenses for the Portfolio's
                                         Institutional Shares at a certain
                                         level. MANAGEMENT FEES, OTHER EXPENSES
                                         AND TOTAL ANNUAL PORTFOLIO OPERATING
                                         EXPENSES, AFTER TAKING THESE FEE
                                         WAIVERS AND EXPENSE REIMBURSEMENTS INTO
                                         ACCOUNT, ARE EXPECTED TO BE .35%, .45%
                                         AND .80%, RESPECTIVELY, FOR
                                         INSTITUTIONAL SHARES. These fee waivers
                                         and expense reimbursements may be
                                         revised or cancelled at any time.

                                                               EXAMPLE

                                                                               1        3      5        10
                                                                             YEAR   YEARS   YEARS    YEARS
                                                INSTITUTIONAL SHARES         $98    $306    $531    $1,178

   This example will help you
   compare the cost of
   investing in the Portfolio
   with the cost of investing
   in other mutual funds. The
   example assumes that you
   invest $10,000 for the time
   periods shown, reinvest all
   of your dividends and
   distributions, and then sell
   all of your shares at the
   end of those periods. The
   example also assumes that
   your investment has a 5%
   return each year and the
   Portfolio's operating
   expenses remain the same.
   Although your actual costs
   may be higher or lower,
   based on these assumptions
   your costs would be:

 7
-


                                      INVESTMENT OBJECTIVE
                                      The Portfolio's investment objective is to seek current
                                      income with liquidity and stability of principal.

                                      PRINCIPAL INVESTMENT STRATEGIES
                                      The Portfolio invests substantially all (but not less than
                                      80%) of its total assets in a broad range of money market
                                      instruments, including commercial paper, notes and bonds
                                      issued by U.S. and foreign corporations, obligations issued by the U.S. Government and its agencies and
                                      instrumentalities, and obligations issued by U.S. and
                                      foreign banks, such as certificates of deposit, letters of credit, bankers' acceptances and time deposits.

                                      The Portfolio will only buy a money market instrument if it has the highest short-term rating from at least two
                                      nationally recognized statistical rating organizations, such as Standard & Poor's Ratings Group or Moody's Investors
                                      Service, Inc., or only one such rating if only one
                                      organization has rated the instrument. If the money market instrument is not rated, the Adviser must determined that it is of comparable quality to eligible rated instruments.

                                      PRINCIPAL RISK CONSIDERATIONS
                                      The yield paid by the Portfolio will vary with short-term
                                      interest rates.
                                      Although credit risk is very low because the Portfolio only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your
                                      investment could decline.

                                      The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may
                                      advance the Portfolio's investment objective. It is
                                      possible, however, that these evaluations will prove to be inaccurate.

                                      There's no guarantee the Portfolio will be able to preserve the value of your investment at $1.00 per share.

 logo
 logo   Q
                                                             MONEY MARKET
             RISK/RETURN SUMMARY                                PORTFOLIO

                                                                               8
-

    RETURN HISTORY                                                                       INSTITUTIONAL SHARES*
    The bar chart and table on this page                                            YEAR-BY-YEAR TOTAL RETURNS
    show the Portfolio's annual returns and                                      (AS OF DECEMBER 31 EACH YEAR)
    long-term performance, thereby giving                                              [STATED IN PERCENTAGES]
    some indication of the risk of
    investing in the Portfolio. The bar
    chart shows how the performance of the
    Portfolio's Institutional Shares has
    varied from year to year. The table
    shows the Portfolio's average annual
    returns for one year, five years, ten
    years and since inception. Both the bar
    chart and table assume reinvestment of
    all dividends and distributions. The
    Portfolio's past performance does not
    necessarily indicate how it will
    perform in the future.

                                                                        MONEY MARKET PORTFOLIO
                                                                        ----------------------
'1989'                                                                           9.19
'90'                                                                             8.03
'91'                                                                             5.45
'92'                                                                             3.06
'93'                                                                             2.51
'94'                                                                             3.55
'95'                                                                             5.36
'96'                                                                             4.77
'97'                                                                             4.96
'98'                                                                             4.90

                                              Best quarter:  2.36% for the
                                                             quarter ending
                                                             June 30, 1989
                                              Worst quarter: 0.61% for the
                                                             quarter ending
                                                             June 30, 1993

                                                     AVERAGE ANNUAL TOTAL
                                                     RETURNS for the periods
                                                     ended December 31, 1998

                                                                                                                SINCE
                                                         1 YEAR            5 YEARS          10 YEARS         INCEPTION**
   Institutional Shares*                                  4.90%             4.71%             5.16%             5.36%

    * Institutional Shares of the Portfolio commenced operations on January 3, 1994. Total returns for prior periods reflect the performance of the Portfolio's Investor A Shares.

   ** March 24, 1983.

   To obtain the Portfolio's current 7-day yield, please call 1-800-452-4015.

                                                             MONEY MARKET
   RISK/RETURN SUMMARY                                          PORTFOLIO

 9
-

   This example will help you
   compare the cost of
   investing in the Portfolio
   with the cost of investing
   in other mutual funds. The
   example assumes that you
   invest $10,000 for the time
   periods shown, reinvest all
   of your dividends and
   distributions, and then
   sell all of your shares at
   the end of those periods.
   The example also assumes
   that your investment has a
   5% return each year and the
   Portfolio's operating
   expenses remain the same.
   Although your actual costs
   may be higher or lower,
   based on these assumptions
   your costs would be:
                                                             MONEY MARKET
   RISK/RETURN SUMMARY                                          PORTFOLIO

                                             FEES AND EXPENSES

                                                  ANNUAL PORTFOLIO OPERATING EXPENSES
                                                  (EXPENSES THAT ARE DEDUCTED FROM THE        INSTITUTIONAL
                                                  PORTFOLIO'S ASSETS)                                SHARES

    The table on the right shows the
    fees and expenses that you pay if
    you buy and hold Institutional
    Shares of the Money Market
    Portfolio.

                                                  Management Fees                                 .40%(1)
                                                  Distribution (12b-1) Fees                       None
                                                  Other Expenses                                  .53%(1)
                                                  Total Annual Portfolio Operating Expenses       .93%(1)

                                     (1) Management Fees, Other Expenses and
                                         Total Annual Portfolio Operating
                                         Expenses for the Portfolio's
                                         Institutional Shares for the current
                                         fiscal year are expected to be less
                                         than the amounts shown above because
                                         certain of the Portfolio's service
                                         providers are voluntarily waiving a
                                         portion of their fees and/or
                                         reimbursing the Portfolio for certain
                                         other expenses. These fee waivers
                                         and/or reimbursements are being made in
                                         order to keep the annual fees and
                                         expenses for the Portfolio's
                                         Institutional Shares at a certain
                                         level. MANAGEMENT FEES, OTHER EXPENSES
                                         AND TOTAL ANNUAL PORTFOLIO OPERATING
                                         EXPENSES, AFTER TAKING THESE FEE
                                         WAIVERS AND EXPENSE REIMBURSEMENTS INTO
                                         ACCOUNT, ARE EXPECTED TO BE .35%, .44%
                                         AND .79%, RESPECTIVELY, FOR
                                         INSTITUTIONAL SHARES. These fee waivers
                                         and expense reimbursements may be
                                         revised or cancelled at any time.

                                             EXAMPLE

                                                                               1        3      5        10
                                                                             YEAR   YEARS   YEARS    YEARS
                                                INSTITUTIONAL SHARES         $95    $296    $515    $1,143

                                                                              10
-

   REPURCHASE AGREEMENTS
   are transactions in
   which a Portfolio buys
   securities from a
   seller (usually a bank
   or broker-dealer) who
   agrees to buy them
   back from the
   Portfolio on a certain
   date and at a certain
   price.

   MORTGAGE-BACKED
   SECURITIES are
   certificates
   representing ownership
   interests in a pool of
   mortgage loans, and
   include those issued
   by the Government
   National Mortgage
   Association ("Ginnie
   Maes"), the Federal
   National Mortgage
   Association ("Fannie
   Maes") and the Federal
   Home Loan Mortgage
   Corporation ("Freddie
   Macs").

   PORTFOLIO MANAGER

   David A. Bethke is the
   person primarily
   responsible for the
   day-to-day management
   of the Portfolio. Mr.
   Bethke, Senior
   Associate, joined MVA
   in 1987 and has eight
   years of prior
   investment experience.
   He has managed the
   Portfolio since it
   commenced operations
   in 1988.
 logo
 logo   Q
                                                          U.S. GOVERNMENT
             RISK/RETURN SUMMARY                     SECURITIES PORTFOLIO

                                      INVESTMENT OBJECTIVE
                                      The Portfolio's investment objective is to seek a high rate of current income that is consistent with relative stability of principal.

                                      PRINCIPAL INVESTMENT STRATEGIES
                                      The Portfolio normally invests at least 65% of its total
                                      assets in debt obligations issued or guaranteed by the U.S.
                                      Government and its agencies, including U.S. Treasury bonds, notes and bills, as well as in repurchase agreements backed by such obligations. The Portfolio also invests in
                                      mortgage-backed securities issued by U.S.
                                      Government-sponsored entities such as Ginnie Maes, Fannie
                                      Maes and Freddie Macs. The remaining maturity (i.e., length of time until an obligation must be repaid) of the
                                      obligations held by the Portfolio will vary from 1 to 30
                                      years.

                                      PRINCIPAL RISK CONSIDERATIONS
                                      The prices of debt securities tend to move in the opposite direction to interest rates. When rates are rising, the
                                      prices of debt securities tend to fall. When rates are
                                      falling, the prices of debt securities tend to rise.
                                      Generally, the longer the time until maturity, the more
                                      sensitive the price of a debt security is to interest rate changes. Changes in interest rates may also cause certain
                                      debt securities held by the Portfolio, including
                                      mortgage-backed securities, to be paid off much sooner or
                                      later than expected. In the event that a security is paid
                                      off sooner than expected because of a decline in interest
                                      rates, the Portfolio may be unable to recoup all of its
                                      initial investment and may also suffer from having to
                                      reinvest in lower-yielding securities. In the event of a
                                      later than expected payment because of a rise in interest
                                      rates, the value of the obligation will decrease, and the
                                      Portfolio may suffer from the inability to invest in
                                      higher-yielding securities.

                                      The value of debt securities also depends on the ability of issuers to make principal and interest payments. If an
                                      issuer can't meet its payment obligations, the value of its debt securities will fall. Securities issued or guaranteed by the U.S. Government and its agencies have historically
                                      involved little risk of loss of principal if held to
                                      maturity. Certain U.S. Government securities, such as Ginnie
                                      Maes, are supported by the full faith and credit of the U.S.
                                      Treasury. Others, such as Freddie Macs, are supported by the right of the issuer to borrow from the U.S. Treasury. Other securities, such as Fannie Maes, are supported by the
                                      discretionary authority of the U.S. Government to purchase certain obligations of the issuers, and still others are
                                      supported by the issuer's own credit.

                                      Repurchase agreements carry the risk that the other party
                                      may not fulfill its obligations under the agreement.

                                      The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may
                                      advance the Portfolio's investment objective. It is
                                      possible, however, that these evaluations will prove to be inaccurate.

 11
-

   KNOW YOUR INDEX
   THE LEHMAN BROTHERS
   INTERMEDIATE GOVERNMENT
   BOND INDEX is an
   unmanaged index which
   tracks the performance of
   intermediate-term U.S.
   Government bonds.
                                                          U.S. GOVERNMENT
   RISK/RETURN SUMMARY                               SECURITIES PORTFOLIO

    RETURN HISTORY                                                                       INSTITUTIONAL SHARES*
    The bar chart and table on this page                                            YEAR-BY-YEAR TOTAL RETURNS
    show the Portfolio's annual returns and                                      (AS OF DECEMBER 31 EACH YEAR)
    long-term performance, thereby giving                                              [STATED IN PERCENTAGES]
    some indication of the risk of
    investing in the Portfolio. The bar
    chart shows how the performance of the
    Portfolio's Institutional Shares has
    varied from year to year. The table
    shows how the Portfolio's average
    annual returns for one year, five
    years, ten years and since inception
    compare to those of a broad-based
    market index. Both the bar chart and
    table assume reinvestment of all
    dividends and distributions. The
    Portfolio's past performance does not
    necessarily indicate how it will
    perform in the future.

                                                                 U.S. GOVERNMENT SECURITIES PORTFOLIO
                                                                 ------------------------------------
'1989'                                                                            9.97
'90'                                                                             11.04
'91'                                                                             13.98
'92'                                                                              5.48
'93'                                                                              8.77
'94'                                                                             -3.06
'95'                                                                             14.87
'96'                                                                              3.09
'97'                                                                              6.27
'98'                                                                              6.44

                                              Best quarter:  5.40% for the
                                                             quarter ending
                                                             September 30, 1991
                                              Worst quarter: -2.60% for the
                                                             quarter ending
                                                             March 31, 1994

                                                     AVERAGE ANNUAL TOTAL
                                                     RETURNS for the periods
                                                     ended December 31, 1998

                                                                                                SINCE
                                                         1 YEAR      5 YEARS      10 YEARS   INCEPTION**
   Institutional Shares*                                 6.44%        5.36%        7.56%        7.48%
   Lehman Brothers Intermediate Government Bond Index    8.49%        6.45%        8.34%        8.25%

    * Institutional Shares of the Portfolio commenced operations on June 7, 1994. Total returns for prior periods reflect the performance of the Portfolio's Investor A Shares without taking into account the sales charge payable in connection with purchases of Investor A Shares.

   ** June 2, 1988 for Investor A Shares; May 31, 1988 for the Lehman Brothers
      Intermediate Government Bond Index.

                                                                              12
-

   This example will help you
   compare the cost of
   investing in the Portfolio
   with the cost of investing
   in other mutual funds. The
   example assumes that you
   invest $10,000 for the time
   periods shown, reinvest all
   of your dividends and
   distributions, and then
   sell all of your shares at
   the end of those periods.
   The example also assumes
   that your investment has a
   5% return each year and the
   Portfolio's operating
   expenses remain the same.
   Although your actual costs
   may be higher or lower,
   based on these assumptions
   your costs would be:
                                                          U.S. GOVERNMENT
   RISK/RETURN SUMMARY                               SECURITIES PORTFOLIO

                                             FEES AND EXPENSES

                                                  ANNUAL PORTFOLIO OPERATING EXPENSES
                                                  (EXPENSES THAT ARE DEDUCTED FROM THE        INSTITUTIONAL
                                                  PORTFOLIO'S ASSETS)                                SHARES

    The table on the right shows the
    fees and expenses that you pay if
    you buy and hold Institutional
    Shares of the U.S. Government
    Securities Portfolio.

                                                  Management Fees                                  .45%
                                                  Distribution (12b-1) Fees                        None
                                                  Other Expenses                                   .62%(1)
                                                  Total Annual Portfolio Operating Expenses       1.07%(1)

                                     (1) Other Expenses and Total Annual
                                         Portfolio Operating Expenses for the
                                         Portfolio's Institutional Shares for
                                         the current fiscal year are expected to
                                         be less than the amounts shown above
                                         because certain of the Portfolio's
                                         service providers are voluntarily
                                         waiving a portion of their fees and/or
                                         reimbursing the Portfolio for certain
                                         other expenses. These fee waivers
                                         and/or reimbursements are being made in
                                         order to keep the annual fees and
                                         expenses for the Portfolio's
                                         Institutional Shares at a certain
                                         level. OTHER EXPENSES AND TOTAL ANNUAL
                                         PORTFOLIO OPERATING EXPENSES, AFTER
                                         TAKING THESE FEE WAIVERS AND EXPENSE
                                         REIMBURSEMENTS INTO ACCOUNT, ARE
                                         EXPECTED TO BE .52% AND .97%,
                                         RESPECTIVELY, FOR INSTITUTIONAL SHARES.
                                         These fee waivers and expense
                                         reimbursements may be revised or
                                         cancelled at any time.

                                             EXAMPLE

                                                                                   1       3      5        10
                                                                                YEAR   YEARS   YEARS    YEARS
                                                  INSTITUTIONAL SHARES          $109   $340    $590    $1,306

 13
-

   INVESTMENT GRADE DEBT
   SECURITIES are those
   of medium credit
   quality or better as
   determined by a
   national rating
   agency, such as
   Standard & Poor's
   Ratings Group (debt
   securities rated in
   the four highest
   rating categories,
   i.e. BBB or higher)
   and Moody's Investors
   Service, Inc. (debt
   securities rated in
   the four highest
   rating categories,
   i.e. Baa or higher).
   The higher the credit
   rating, the less
   likely it is that the
   issuer of the
   securities will
   default on its
   principal and interest
   payments.

   AVERAGE WEIGHTED
   MATURITY gives you the
   average time until all
   debt securities in a
   Portfolio come due or
   mature. It is
   calculated by
   averaging the time to
   maturity of all debt
   securities held by a
   Portfolio with each
   maturity "weighted"
   according to the
   percentage of assets
   it represents.
 logo
 logo   Q
                                                   INTERMEDIATE CORPORATE
             RISK/RETURN SUMMARY                           BOND PORTFOLIO

                                      INVESTMENT OBJECTIVE
                                      The Portfolio's investment objective is to seek as high a
                                      level of current income as is consistent with preservation of capital.

                                      PRINCIPAL INVESTMENT STRATEGIES
                                      The Portfolio normally invests at least 65% of its total
                                      assets in corporate debt obligations. These include
                                      obligations that are issued by U.S. and foreign business
                                      corporations and obligations issued by agencies,
                                      instrumentalities or authorities that are organized as
                                      corporations by the U.S., by states or political
                                      subdivisions of the U.S., or by foreign governments or
                                      political subdivisions. The Portfolio also invests in
                                      obligations issued or guaranteed by U.S. or foreign
                                      governments, their agencies and instrumentalities and in
                                      mortgage-backed securities, including Ginnie Maes, Fannie
                                      Maes and Freddie Macs.

                                      The Portfolio may only purchase investment grade debt
                                      obligations. Under normal market conditions, however, the
                                      Portfolio intends to invest at least 65% of its total assets in debt obligations rated in one of the three highest rating categories. Unrated debt obligations will be purchased only if they are determined by the Adviser to be at least
                                      comparable in quality at the time of purchase to eligible
                                      rated securities. Occasionally, the rating of a security
                                      held by the Portfolio may be downgraded below investment
                                      grade. If that happens, the Portfolio does not have to sell the security unless the Adviser determines that under the
                                      circumstances the security is no longer an appropriate
                                      investment for the Portfolio.

                                      In making investment decisions, the Adviser will consider a number of factors including current yield, maturity, yield to maturity, anticipated changes in interest rates, and the overall quality of the investment. The Portfolio's average weighted maturity will generally be between three and ten
                                      years.

                                                                              14
-


                                      PRINCIPAL RISK CONSIDERATIONS
                                      The prices of debt securities tend to move in the opposite direction to interest rates. When rates are rising, the
                                      prices of debt securities tend to fall. When rates are
                                      falling, the prices of debt securities tend to rise.
                                      Generally, the longer the time until maturity, the more
                                      sensitive the price of a debt security is to interest rate changes. Changes in interest rates also may cause certain
                                      debt securities held by the Portfolio, including callable
                                      securities and mortgage-backed securities, to be paid off
                                      much sooner or later than expected. In the event that a
                                      security is paid off much sooner than expected because of a decline in interest rates, the Portfolio may be unable to
                                      recoup all of its initial investment and may also suffer
                                      from having to reinvest in lower-yielding securities. In the event of a later than expected payment because of a rise in interest rates, the value of the obligation will decrease, and the Portfolio may suffer from the inability to invest in higher-yielding securities.
                                      The value of debt securities also depends on the ability of issuers to make principal and interest payments. If an
                                      issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities will
                                      fall.

                                      Foreign investments may be riskier than U.S. investments
                                      because of currency exchange rate volatility, government
                                      restrictions, different accounting standards and political instability.

                                      The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may
                                      advance the Portfolio's investment objective. It is
                                      possible, however, that these evaluations will prove to be inaccurate.

   PORTFOLIO MANAGER
   David A. Bethke is the
   person primarily
   responsible for the
   day-to-day management
   of the Portfolio. Mr.
   Bethke, Senior
   Associate, joined MVA
   in 1987 and has eight
   years of prior
   investment experience.
   He has managed the
   Portfolio since it
   commenced operations
   in 1997.
                                                   INTERMEDIATE CORPORATE
   RISK/RETURN SUMMARY                                     BOND PORTFOLIO

 15
-

   RETURN HISTORY
   The bar chart and table on
   this page show the
   Portfolio's annual returns
   and long-term performance,
   thereby giving some
   indication of the risk of
   investing in the Portfolio.
   The bar chart shows the
   performance of the
   Portfolio's Institutional
   Shares during the last
   calendar year. The table
   shows how the Portfolio's
   average annual returns for
   one year and since
   inception compare to those
   of a broad-based market
   index. Both the bar chart
   and table assume
   reinvestment of all
   dividends and
   distributions. The
   Portfolio's past
   performance does not
   necessarily indicate how it
   will perform in the future.
   KNOW YOUR INDEX
   THE LEHMAN BROTHERS
   INTERMEDIATE CORPORATE BOND
   INDEX is an unmanaged index
   which tracks the
   performance of
   intermediate-term U.S.
   corporate bonds.
                                                   INTERMEDIATE CORPORATE
   RISK/RETURN SUMMARY                                     BOND PORTFOLIO

                                              INSTITUTIONAL SHARES
                                              YEAR-BY-YEAR TOTAL RETURNS
                                              (AS OF DECEMBER 31 EACH YEAR)
                                    [STATED IN PERCENTAGES]

                                                                 INTERMEDIATE CORPORATE BOND PORTFOLIO
                                                                 -------------------------------------
'1998'                                                                           8.77

                                              Best quarter:  5.25% for the
                                                             quarter ending
                                                             September 30, 1998
                                              Worst quarter: -0.21% for the
                                                             quarter ending
                                                             December 31, 1998

                                                     AVERAGE ANNUAL TOTAL
                                                     RETURNS for the periods
                                                     ended December 31, 1998

                                                                                        SINCE
                                                               1 YEAR                 INCEPTION*
   Institutional Shares                                        8.77%                    8.73%
   Lehman Brothers Intermediate Corporate Bond Index           8.49%                    8.67%

   * February 10, 1997 for Institutional Shares; January 31, 1997 for the Lehman Brothers Intermediate Corporate Bond Index.

                                                                              16
-

   This example will help you
   compare the cost of
   investing in the Portfolio
   with the cost of investing
   in other mutual funds. The
   example assumes that you
   invest $10,000 for the time
   periods shown, reinvest all
   of your dividends and
   distributions, and then
   sell all of your shares at
   the end of those periods.
   The example also assumes
   that your investment has a
   5% return each year and the
   Portfolio's operating
   expenses remain the same.
   Although your actual costs
   may be higher or lower,
   based on these assumptions
   your costs would be:
                                                   INTERMEDIATE CORPORATE
   RISK/RETURN SUMMARY                                     BOND PORTFOLIO

                                             FEES AND EXPENSES

                                                  ANNUAL PORTFOLIO OPERATING EXPENSES
                                                  (EXPENSES THAT ARE DEDUCTED FROM THE        INSTITUTIONAL
                                                  PORTFOLIO'S ASSETS)                                SHARES

    The table on the right shows the
    fees and expenses that you pay if
    you buy and hold Institutional
    Shares of the Intermediate
    Corporate Bond Portfolio.

                                                  Management Fees                                  .55%
                                                  Distribution (12b-1) Fees                        None
                                                  Other Expenses                                   .64%(1)
                                                  Total Annual Portfolio Operating Expenses       1.19%(1)

                                     (1) Other Expenses and Total Annual
                                         Portfolio Operating Expenses for the
                                         Portfolio's Institutional Shares for
                                         the current fiscal year are expected to
                                         be less than the amounts shown above
                                         because certain of the Portfolio's
                                         service providers are voluntarily
                                         waiving a portion of their fees and/or
                                         reimbursing the Portfolio for certain
                                         other expenses. These fee waivers
                                         and/or reimbursements are being made in
                                         order to keep the annual fees and
                                         expenses for the Portfolio's
                                         Institutional Shares at a certain
                                         level. OTHER EXPENSES AND TOTAL ANNUAL
                                         PORTFOLIO OPERATING EXPENSES, AFTER
                                         TAKING THESE FEE WAIVERS AND EXPENSE
                                         REIMBURSEMENTS INTO ACCOUNT, ARE
                                         EXPECTED TO BE .54% AND 1.09%,
                                         RESPECTIVELY, FOR INSTITUTIONAL SHARES.
                                         These fee waivers and expense
                                         reimbursements may be revised or
                                         cancelled at any time.

                                             EXAMPLE

                                                                                1       3      5        10
                                                                             YEAR   YEARS   YEARS    YEARS
                                                INSTITUTIONAL SHARES         $121   $378    $654    $1,443

 17
-

   INDEXING is a strategy
   whereby a Portfolio
   attempts to weight its
   securities to match
   those of a broadly-
   based securities index
   in an attempt to
   approximate the
   index's performance.

   THE LEHMAN BROTHERS
   AGGREGATE BOND INDEX
   is an unmanaged index
   made up of Lehman
   Brothers'
   Government/Corporate
   Bond Index, its
   Mortgage Backed
   Securities Index and
   its Asset Backed
   Securities Index.
 logo
 logo   Q
                                                               BOND INDEX
             RISK/RETURN SUMMARY                                PORTFOLIO


                                      INVESTMENT OBJECTIVE
                                      The Portfolio's investment objective is to seek to provide investment results that, before deduction of operating
                                      expenses, approximate the price and yield performance of
                                      U.S. Government, mortgage-backed, asset-backed and corporate debt securities as represented by the Lehman Brothers
                                      Aggregate Bond Index (the "Lehman Aggregate").
                                      The Portfolio's investment objective can be changed by the
                                      Fund's Board of Directors without shareholder approval.
                                      Shareholders will be given at least 30 days' written notice before any such change occurs.
                                      PRINCIPAL INVESTMENT STRATEGIES
                                      The Portfolio uses an "indexing" strategy through the use of computer models to approximate the investment performance of the Lehman Aggregate. The Adviser generally selects
                                      securities for the Portfolio on the basis of their
                                      weightings in the Lehman Aggregate and will only purchase a security for the Portfolio that is included in the Lehman
                                      Aggregate at the time of such purchase. Because of the large number of securities listed in the Lehman Aggregate, the
                                      Portfolio cannot invest in all of them. Instead, the
                                      Portfolio holds a representative sample of approximately 100 of the securities in the Lehman Aggregate, selecting one or two securities to represent an entire "class" or type of
                                      security in the Lehman Aggregate. The Portfolio will invest substantially all (but not less than 80%) of its total
                                      assets in securities listed in the Lehman Aggregate.
                                      PRINCIPAL RISK CONSIDERATIONS
                                      The prices of debt securities tend to move in the opposite direction to interest rates. When rates are rising, the
                                      prices of debt securities tend to fall. When rates are
                                      falling, the prices of debt securities tend to rise.
                                      Generally, the longer the time until maturity, the more
                                      sensitive the price of a debt security is to interest rate changes. Changes in interest rates also may cause certain
                                      debt securities held by the Portfolio, including callable
                                      securities and mortgage-backed securities, to be paid off
                                      much sooner or later than expected. In the event that a
                                      security is paid off sooner than expected because of a
                                      decline in interest rates, the Portfolio may be unable to
                                      recoup all of its initial investment and may also suffer
                                      from having to reinvest in lower-yielding securities. In the event of a later than expected payment because of a rise in interest rates, the value of the obligation will decrease, and the Portfolio may suffer from the inability to invest in higher-yielding securities.
                                      The value of debt securities also depends on the ability of issuers to make principal and interest payments. If an
                                      issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities will
                                      fall.
                                      There is the additional risk that the Portfolio will fail to match the investment results of the Lehman Aggregate.

                                                                              18
-

   RETURN HISTORY

   The bar chart and table on
   this page show the
   Portfolio's annual returns
   and long-term performance,
   thereby giving some
   indication of the risk of
   investing in the Portfolio.
   The bar chart shows the
   performance of the
   Portfolio's Institutional
   Shares during the last
   calendar year. The table
   shows how the Portfolio's
   average annual returns for
   one year and since
   inception compare to those
   of the Lehman Aggregate.
   Both the bar chart and
   table assume reinvestment
   of all dividends and
   distributions. The
   Portfolio's past
   performance does not
   necessarily indicate how it
   will perform in the future.
                                                               BOND INDEX
   RISK/RETURN SUMMARY                                          PORTFOLIO

                                              INSTITUTIONAL SHARES
                                              YEAR-BY-YEAR TOTAL RETURNS
                                              (AS OF DECEMBER 31 EACH YEAR)
                                    [STATED IN PERCENTAGES]

                                                                         BOND INDEX PORTFOLIO
                                                                         --------------------
'1998'                                                                           8.68

                                              Best quarter:  4.60% for the
                                                             quarter ending
                                                             September 30, 1998
                                              Worst quarter: 0.05% for the
                                                             quarter ending
                                                             December 31, 1998

                                                     AVERAGE ANNUAL TOTAL
                                                     RETURNS for the periods
                                                     ended December 31, 1998

                                                                                        SINCE
                                                               1 YEAR                 INCEPTION*
   Institutional Shares                                        8.68%                    8.99%
   Lehman Brothers Aggregate Bond Index                        8.69%                    9.67%

   * February 10, 1997 for Institutional Shares; January 31, 1997 for the Lehman Brothers Aggregate Bond Index.

 19
-

   This example will help you
   compare the cost of
   investing in the Portfolio
   with the cost of investing
   in other mutual funds. The
   example assumes that you
   invest $10,000 for the time
   periods shown, reinvest all
   of your dividends and
   distributions, and then
   sell all of your shares at
   the end of those periods.
   The example also assumes
   that your investment has a
   5% return each year and the
   Portfolio's operating
   expenses remain the same.
   Although your actual costs
   may be higher or lower,
   based on these assumptions
   your costs would be:
                                                               BOND INDEX
   RISK/RETURN SUMMARY                                          PORTFOLIO

                                             FEES AND EXPENSES

                                                  ANNUAL PORTFOLIO OPERATING EXPENSES
                                                  (EXPENSES THAT ARE DEDUCTED FROM THE        INSTITUTIONAL
                                                  PORTFOLIO'S ASSETS)                                SHARES

    The table on the right shows the
    fees and expenses that you pay if
    you buy and hold Institutional
    Shares of the Bond Index
    Portfolio.

                                                  Management Fees                                 .30%
                                                  Distribution (12b-1) Fees                       None
                                                  Other Expenses                                  .63%(1)
                                                  Total Annual Portfolio Operating Expenses       .93%(1)

                                     (1) Other Expenses and Total Annual
                                         Portfolio Operating Expenses for the
                                         Portfolio's Institutional Shares for
                                         the current fiscal year are expected to
                                         be less than the amounts shown above
                                         because certain of the Portfolio's
                                         service providers are voluntarily
                                         waiving a portion of their fees and/or
                                         reimbursing the Portfolio for certain
                                         other expenses. These fee waivers
                                         and/or reimbursements are being made in
                                         order to keep the annual fees and
                                         expenses for the Portfolio's
                                         Institutional Shares at a certain
                                         level. OTHER EXPENSES AND TOTAL ANNUAL
                                         PORTFOLIO OPERATING EXPENSES, AFTER
                                         TAKING THESE FEE WAIVERS AND EXPENSE
                                         REIMBURSEMENTS INTO ACCOUNT, ARE
                                         EXPECTED TO BE .52% AND .82%,
                                         RESPECTIVELY, FOR INSTITUTIONAL SHARES.
                                         These fee waivers and expense
                                         reimbursements may be revised or
                                         cancelled at any time.

                                             EXAMPLE

                                                                               1       3       5        10
                                                                             YEAR   YEARS   YEARS    YEARS
                                                INSTITUTIONAL SHARES         $95    $296    $515    $1,143

                                                                              20
-


                                      INVESTMENT OBJECTIVE
                                      The Portfolio's investment objective is to seek the highest level of current income consistent with conservation of
                                      capital.

                                      PRINCIPAL INVESTMENT STRATEGIES
                                      The Portfolio invests substantially all of its assets in a broad range of debt obligations, including corporate
                                      obligations and U.S. Government obligations. Corporate
                                      obligations may include bonds, notes and debentures. U.S.
                                      Government obligations may include U.S. Treasury obligations and obligations of certain U.S. Government agencies. The
                                      Portfolio also invests in mortgage-backed securities,
                                      including Ginnie Maes, Fannie Maes and Freddie Macs.
                                      Although the Portfolio invests primarily in the debt
                                      obligations of U.S. issuers, it may from time to time invest in U.S. dollar-denominated debt obligations of foreign
                                      corporations and governments.

                                      The Portfolio may only purchase investment grade debt
                                      obligations, which are those rated in one of the four
                                      highest rating categories by one or more national rating
                                      agencies, such as Standard & Poor's Ratings Group or Moody's
                                      Investors Service, Inc. Under normal market conditions,
                                      however, the Portfolio intends to invest at least 65% of its total assets in debt obligations rated in one of the three highest rating categories. Unrated debt obligations will be purchased only if they are determined by the Adviser to be at least comparable in quality at the time of purchase to
                                      eligible rated securities. Occasionally, the rating of a
                                      security held by the Portfolio may be downgraded below
                                      investment grade. If that happens, the Portfolio does not
                                      have to sell the security unless the Adviser determines that under the circumstances the security is no longer an
                                      appropriate investment for the Portfolio.

                                      In making investment decisions, the Adviser considers a
                                      number of factors including credit quality, the price of the security relative to that of other securities in its sector, current yield, maturity, yield to maturity, anticipated
                                      changes in interest rates and other economic factors,
                                      liquidity, and the overall quality of the investment. The
                                      Portfolio's average weighted maturity will vary from time to time depending on current market and economic conditions and the Adviser's assessment of probable changes in interest
                                      rates.

 logo
 logo   Q
                                                   GOVERNMENT & CORPORATE
             RISK/RETURN SUMMARY                           BOND PORTFOLIO

 21
-


                                      PRINCIPAL RISK CONSIDERATIONS
                                      The prices of debt securities tend to move in the opposite direction to interest rates. When rates are rising, the
                                      prices of debt securities tend to fall. When rates are
                                      falling, the prices of debt securities tend to rise.
                                      Generally, the longer the time until maturity, the more
                                      sensitive the price of a debt security is to interest rate changes. Changes in interest rates also may cause certain
                                      debt securities held by the Portfolio, including callable
                                      securities and mortgage-backed securities, to be paid off
                                      much sooner or later than expected. In the event that a
                                      security is paid off sooner than expected because of a
                                      decline in interest rates, the Portfolio may be unable to
                                      recoup all of its initial investment and may also suffer
                                      from having to reinvest in lower-yielding securities. In the event of a later than expected payment because of a rise in interest rates, the value of the obligation will decrease, and the Portfolio may suffer from the inability to invest in higher-yielding securities.
                                      The value of debt securities also depends on the ability of issuers to make principal and interest payments. If an
                                      issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities will
                                      fall.

                                      Foreign investments may be riskier than U.S. investments
                                      because of currency exchange rate volatility, government
                                      restrictions, different accounting standards and political instability.

                                      The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may
                                      advance the Portfolio's investment objective. It is
                                      possible, however, that these evaluations will prove to be inaccurate.

   PORTFOLIO MANAGER
   George J. Schupp is
   the person primarily
   responsible for the
   day-to-day management
   of the Portfolio. Mr.
   Schupp, MVA's Director
   of Fixed Income
   Management, joined MVA
   in 1983 and has 7
   years of prior
   investment experience.
   He has managed the
   Portfolio since
   February 1998.
                                                   GOVERNMENT & CORPORATE
   RISK/RETURN SUMMARY                                     BOND PORTFOLIO

                                                                              22
-

   RETURN HISTORY

   The bar chart and table on
   this page show the
   Portfolio's annual returns
   and long-term performance,
   thereby giving some
   indication of the risk of
   investing in the Portfolio.
   The bar chart shows how the
   performance of the
   Portfolio's Institutional
   Shares has varied from year
   to year. The table shows
   how the Portfolio's average
   annual returns for one
   year, five years, ten years
   and since inception compare
   to those of a broad-based
   market index. Both the bar
   chart and table assume
   reinvestment of all
   dividends and
   distributions. The
   Portfolio's past
   performance does not
   necessarily indicate how it
   will perform in the future.

   KNOW YOUR INDEX

   THE LEHMAN BROTHERS
   AGGREGATE BOND INDEX is an
   unmanaged index made up of
   Lehman Brothers'
   Government/Corporate Bond
   Index, its Mortgage Backed
   Securities Index and its
   Asset Backed Securities
   Index.
                                                   GOVERNMENT & CORPORATE
   RISK/RETURN SUMMARY                                     BOND PORTFOLIO

                                              INSTITUTIONAL SHARES*
                                              YEAR-BY-YEAR TOTAL RETURNS
                                              (AS OF DECEMBER 31 EACH YEAR)
                                    [STATED IN PERCENTAGES]

                                                                 GOVERNMENT & CORPORATE BOND PORTFOLIO
                                                                 -------------------------------------
'1989'                                                                           11.50
'90'                                                                              6.46
'91'                                                                             15.23
'92'                                                                              5.78
'93'                                                                              9.07
'94'                                                                             -2.82
'95'                                                                             16.61
'96'                                                                              1.83
'97'                                                                              8.24
'98'                                                                              8.67

                                              Best quarter:  6.98% for the
                                                             quarter ending June
                                                             30, 1989
                                              Worst quarter: -2.79% for the
                                                             quarter ending
                                                             March 31, 1996

                                                     AVERAGE ANNUAL TOTAL
                                                     RETURNS for the periods
                                                     ended December 31, 1998

                                                                                                                SINCE
                                                         1 YEAR            5 YEARS          10 YEARS         INCEPTION**
   Institutional Shares*                                  8.67%             6.30%             7.92%             7.74%
   Lehman Brothers Aggregate Bond Index                   8.69%             7.27%             9.26%             9.08%

    * Institutional Shares of the Portfolio commenced operations on January 3, 1994. Total returns for prior periods reflect the performance of the Portfolio's Investor A Shares without taking into account the sales charge payable in connection with purchases of Investor A Shares.

   ** June 15, 1988 for Investor A Shares; May 31, 1988 for the Lehman Brothers
      Aggregate Bond Index.

 23
-

                                                   GOVERNMENT & CORPORATE
   RISK/RETURN SUMMARY                                     BOND PORTFOLIO

                                             FEES AND EXPENSES

                                                  ANNUAL PORTFOLIO OPERATING EXPENSES
                                                  (EXPENSES THAT ARE DEDUCTED FROM THE           INSTITUTIONAL
                                                  PORTFOLIO'S ASSETS)                               SHARES

    The table on the right shows
    the fees and expenses that
    you pay if you buy and hold
    Institutional Shares of the
    Government & Corporate
    Bond Portfolio.

                                                  Management Fees                                     .45%
                                                  Distribution (12b-1) Fees                           None
                                                  Other Expenses                                      .61%(1)
                                                  Total Annual Portfolio Operating Expenses          1.06%(1)

                                     (1) Other Expenses and Total Annual
                                         Portfolio Operating Expenses for the
                                         Portfolio's Institutional Shares for
                                         the current fiscal year are expected to
                                         be less than the amounts shown above
                                         because certain of the Portfolio's
                                         service providers are voluntarily
                                         waiving a portion of their fees and/or
                                         reimbursing the Portfolio for certain
                                         other expenses. These fee waivers
                                         and/or reimbursements are being made in
                                         order to keep the annual fees and
                                         expenses for the Portfolio's
                                         Institutional Shares at a certain
                                         level. OTHER EXPENSES AND TOTAL ANNUAL
                                         PORTFOLIO OPERATING EXPENSES, AFTER
                                         TAKING THESE FEE WAIVERS AND EXPENSE
                                         REIMBURSEMENTS INTO ACCOUNT, ARE
                                         EXPECTED TO BE .51% AND .96%,
                                         RESPECTIVELY, FOR INSTITUTIONAL SHARES.
                                         These fee waivers and expense
                                         reimbursements may be revised or
                                         cancelled at any time.

                                                               EXAMPLE

                                                                                1       3      5        10
                                                                             YEAR   YEARS   YEARS    YEARS
                                                INSTITUTIONAL SHARES         $108   $337    $585    $1,294

   This example will help you
   compare the cost of
   investing in the Portfolio
   with the cost of investing
   in other mutual funds. The
   example assumes that you
   invest $10,000 for the time
   periods shown, reinvest all
   of your dividends and
   distributions, and then sell
   all of your shares at the
   end of those periods. The
   example also assumes that
   your investment has a 5%
   return each year and the
   Portfolio's operating
   expenses remain the same.
   Although your actual costs
   may be higher or lower,
   based on these assumptions
   your costs would be:

                                                                              24
-

   TOTAL RETURN consists
   of net income
   (dividend and/or
   interest income from
   Portfolio securities,
   less expenses of the
   Portfolio) and capital
   gains and losses, both
   realized and
   unrealized, from
   Portfolio securities.

   INVESTMENT GRADE BONDS
   are those of medium
   credit quality or
   better as determined
   by a national rating
   agency, such as
   Standard & Poor's
   Ratings Group (bonds
   rated BBB or higher)
   and Moody's Investors
   Service, Inc. (bonds
   rated Baa or higher).
   The higher the credit
   rating, the less
   likely it is that the
   bond issuer will
   default on its
   principal and interest
   payments.
 logo
 logo   Q
             RISK/RETURN SUMMARY                       BALANCED PORTFOLIO

                                      INVESTMENT OBJECTIVE
                                      The Portfolio's investment objective is to maximize total
                                      return through a combination of growth of capital and
                                      current income consistent with the preservation of capital.

                                      PRINCIPAL INVESTMENT STRATEGIES
                                      The Portfolio invests in a combination of equity securities
                                      (such as stocks), fixed-income securities (such as bonds)
                                      and money market instruments in weightings the Adviser
                                      believes will offer attractive total returns over time. In making asset allocation decisions, the Adviser evaluates
                                      forecasts for inflation, interest rates and long-term
                                      corporate earnings growth. The Adviser then examines the
                                      potential effect of these factors on each asset group over a one- to three-year time period using its own dynamic
                                      computer models. These models show the statistical impact of the Adviser's economic outlook upon the future returns of
                                      each asset group. The Adviser periodically will increase or decrease the Portfolio's allocations to equities and
                                      fixed-income securities based on which class appears
                                      relatively more attractive than the other. For example, if the Adviser expects more rapid economic growth leading to
                                      better corporate earnings, it will increase the Portfolio's holdings of equity securities and reduce its holdings of
                                      fixed-income securities and money market instruments.

                                      In selecting equity securities, the Adviser considers
                                      historical and projected earnings, the price/earnings
                                      relationship and company growth and asset value. In
                                      selecting fixed income securities, the Adviser seeks those issues representing the best value among various sectors,
                                      and also considers credit quality, prevailing interest rates and liquidity.

                                      Under normal market conditions, the Portfolio invests at
                                      least 25% of its total assets in fixed-income securities and no more than 75% of its total assets in equity securities.
                                      The actual percentages will vary from time to time based on the Adviser's economic and market outlooks. The Portfolio's equity securities will consist mainly of common stocks, and its fixed-income securities will consist mainly of
                                      investment grade bonds, including U.S. Government
                                      securities. Occasionally, the rating of a fixed-income
                                      security held by the Portfolio may be downgraded below
                                      investment grade. If that happens, the Portfolio does not
                                      have to sell the security unless the Adviser determines that under the circumstances the security is no longer an
                                      appropriate investment for the Portfolio.

 25
-


                                      PRINCIPAL RISK CONSIDERATIONS
                                      The Portfolio invests in stocks and other equity securities, which may decline in value over short or extended periods of time. Equity markets tend to be cyclical; there are times
                                      when stock prices generally increase, and other times when they generally decrease. This could cause the value of your investment in the Portfolio to fluctuate.

                                      The Portfolio also invests in fixed-income securities, which lose value when interest rates increase (but increase in
                                      value when interest rates decline). Longer-term fixed-income securities are more susceptible to these fluctuations in
                                      interest rates than short-term fixed-income securities.
                                      Changes in interest rates may cause certain fixed-income
                                      securities, such as callable securities and mortgage-backed securities, to be paid off much sooner or later than
                                      expected. In the event that a security is paid off sooner
                                      than expected because of a decline in interest rates, the
                                      Portfolio may be unable to recoup all of its initial
                                      investment and may also suffer from having to reinvest in
                                      lower-yielding securities. In the event of a later than
                                      expected payment because of a rise in interest rates, the
                                      value of the obligation will decrease, and the Portfolio may suffer from the inability to invest in higher-yielding
                                      securities. Fixed-income securities are subject to other
                                      risks, including the risk that the issuer will be unable to make payments of principal and interest.

                                      The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may
                                      advance the Portfolio's investment objective. It is
                                      possible, however, that these evaluations will prove to be inaccurate.

   PORTFOLIO MANAGER
   Peter Merzian, a
   senior associate of
   MVA, is responsible
   for the day-to-day
   management of the
   Portfolio. He has been
   with MVA since 1993
   and has managed the
   Portfolio since May
   1996. He also manages
   the Fund's three
   municipal bond
   portfolios.

   RISK/RETURN SUMMARY                                 BALANCED PORTFOLIO

                                                                              26
-

   KNOW YOUR INDEX
   - THE S&P 500 INDEX is an
     unmanaged index comprised
     of 500 widely held common
     stocks listed on the New
     York Stock Exchange, the
     American Stock Exchange
     and NASDAQ.
   - THE LEHMAN BROTHERS
     AGGREGATE BOND INDEX is
     an unmanaged index made
     up of Lehman Brothers'
     Government/Corporate Bond
     Index, its Mortgage
     Backed Securities Index
     and its Asset Backed
     Securities Index.

   RISK/RETURN SUMMARY                                 BALANCED PORTFOLIO

    RETURN HISTORY                           INSTITUTIONAL SHARES*
    The bar chart and table on this page     YEAR-BY-YEAR TOTAL RETURNS
    show the Portfolio's annual returns and  (AS OF DECEMBER 31 EACH YEAR)
    long-term performance, thereby giving
    some indication of the risk of
    investing in the Portfolio. The bar
    chart shows how the performance of the
    Portfolio's Institutional Shares has
    varied from year to year. The table
    shows how the Portfolio's average
    annual returns for one year, five years
    and since inception compare to those of
    broad-based market indexes. Both the
    bar chart and table assume reinvestment
    of all dividends and distributions. The
    Portfolio's past performance does not
    necessarily indicate how it will
    perform in the future.

[STATED IN PERCENTAGES]

                                                                          BALANCED PORTFOLIO
                                                                          ------------------
'1994'                                                                           -2.11
'95'                                                                             25.99
'96'                                                                             11.99
'97'                                                                             18.68
'98'                                                                             11.06

                                              Best quarter:  10.82% for the
                                                             quarter ending
                                                             December 31, 1998
                                              Worst quarter: -7.49% for the
                                                             quarter ending
                                                             September 30, 1998

                                                     AVERAGE ANNUAL TOTAL
                                                     RETURNS for the periods
                                                     ended December 31, 1998

                                                                                                             SINCE
                                                                    1 YEAR              5 YEARS           INCEPTION**
     Institutional Shares*                                       11.06%              12.62%              11.75%
     S&P 500 Index                                               28.60%              24.05%              21.73%
     Lehman Brothers Aggregate Bond Index                        8.69%               7.27%               7.27%

    * Institutional Shares of the Portfolio commenced operations on January 3, 1994. Total returns for prior periods reflect the performance of the Portfolio's Investor A Shares without taking into account the sales charge payable in connection with purchases of Investor A Shares.

   ** April 1, 1993 for Investor A Shares; May 31, 1993 for the S&P 500 Index and the Lehman Brothers Aggregate Bond Index.

 27
-

   This example will help you
   compare the cost of
   investing in the Portfolio
   with the cost of investing
   in other mutual funds. The
   example assumes that you
   invest $10,000 for the time
   periods shown, reinvest all
   of your dividends and
   distributions, and then
   sell all of your shares at
   the end of those periods.
   The example also assumes
   that your investment has a
   5% return each year and the
   Portfolio's operating
   expenses remain the same.
   Although your actual costs
   may be higher or lower,
   based on these assumptions
   your costs would be:

   RISK/RETURN SUMMARY                                 BALANCED PORTFOLIO

                                             FEES AND EXPENSES

                                                  ANNUAL PORTFOLIO OPERATING EXPENSES
                                                  (EXPENSES THAT ARE DEDUCTED FROM THE         INSTITUTIONAL
                                                  PORTFOLIO'S ASSETS)                             SHARES

    The table on the right shows
    the fees and expenses that you pay
    if you buy and hold Institutional
    Shares of the Balanced Portfolio.
                                                  Management Fees                                   .75%
                                                  Distribution (12b-1) Fees                         None
                                                  Other Expenses                                 .61%(1)
                                                  Total Annual Portfolio Operating Expenses     1.36%(1)

                                     (1) Other Expenses and Total Annual
                                         Portfolio Operating Expenses for the
                                         Portfolio's Institutional Shares for
                                         the current fiscal year are expected to
                                         be less than the amounts shown above
                                         because certain of the Portfolio's
                                         service providers are voluntarily
                                         waiving a portion of their fees and/or
                                         reimbursing the Portfolio for certain
                                         other expenses. These fee waivers
                                         and/or reimbursements are being made in
                                         order to keep the annual fees and
                                         expenses for the Portfolio's
                                         Institutional Shares at a certain
                                         level. OTHER EXPENSES AND TOTAL ANNUAL
                                         PORTFOLIO OPERATING EXPENSES, AFTER
                                         TAKING THESE FEE WAIVERS AND EXPENSE
                                         REIMBURSEMENTS INTO ACCOUNT, WERE ARE
                                         EXPECTED TO BE .52% AND 1.27%,
                                         RESPECTIVELY, FOR INSTITUTIONAL SHARES.
                                         These fee waivers and expense
                                         reimbursements may be revised or
                                         cancelled at any time.

                                             EXAMPLE

                                                                                   1       3      5        10
                                                                                YEAR   YEARS   YEARS    YEARS
                                                  INSTITUTIONAL SHARES          $138   $431    $745    $1,635

                                                                              28
-

   MARKET CAPITALIZATION
   is a common measure of
   the size of a company.
   It is the market price
   of a share of the
   company's stock
   multiplied by the
   number of outstanding
   shares.
   VALUE STOCKS are those
   that appear to be
   underpriced based on
   valuation measures,
   such as lower
   price-to-earnings and
   price-to-book value
   ratios.

   PORTFOLIO MANAGER
   MVA's Equity Committee
   is responsible for the
   day-to-day management
   of the Portfolio. The
   Committee has managed
   the Portfolio since
   1998.
 [Scales
 Icon]
                                                            EQUITY INCOME
             RISK/RETURN SUMMARY                                PORTFOLIO

                                      INVESTMENT OBJECTIVE
                                      The Portfolio's investment objective is to seek to provide an above-average level of income consistent with long-term capital appreciation.
                                      PRINCIPAL INVESTMENT STRATEGIES
                                      The Portfolio invests primarily in the common stocks of
                                      value companies with large market capitalizations
                                      (generally, $5 billion or higher). In selecting these
                                      stocks, the Adviser evaluates a number of quantitative
                                      factors, including dividend yield, current and future
                                      earnings potential compared to stock prices and total return potential. The Adviser also examines other measures of
                                      valuation, including cash flow, asset value and book value.

                                      Under normal market conditions, the Portfolio invests at
                                      least 65% of its total assets in income-producing
                                      (dividend-paying) equity securities, primarily common
                                      stocks. These stocks generally will be listed on a national stock exchange or will be unlisted stocks with established over-the-counter markets. Many such stocks may offer
                                      above-average levels of income as compared to the S&P 500
                                      Index.

                                      PRINCIPAL RISK CONSIDERATIONS
                                      The Portfolio invests in stocks and other equity securities, which may decline in value over short or extended periods of time. Equity markets tend to be cyclical; there are times
                                      when stock prices generally increase, and other times when they generally decrease. This could cause the value of your investment in the Portfolio to fluctuate. In addition, the
                                      Portfolio is subject to the additional risk that the value stocks it typically holds may not perform as well as other types of stocks, such as growth stocks.

                                      The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may
                                      advance the Portfolio's investment objective. It is
                                      possible, however, that these evaluations will prove to be inaccurate.

 29
-

   KNOW YOUR INDEX
   THE RUSSELL 1000 VALUE
   INDEX is an unmanaged
   index that measures the
   performance of the stocks
   in the Russell 1000 Index
   with less than average
   growth orientation.
   Companies in this Index
   generally have low price
   to book and price/
   earnings ratios, higher
   dividend yields and lower
   forecasted growth values.
   The Russell 1000 Index
   consists of the 1,000
   largest U.S. companies as
   ranked by total market
   capitalization.
                                                            EQUITY INCOME
   RISK/RETURN SUMMARY                                          PORTFOLIO

    RETURN HISTORY                           INSTITUTIONAL SHARES
    The bar chart and table on this page     YEAR-BY-YEAR TOTAL RETURNS
    show the Portfolio's annual returns and  (AS OF DECEMBER 31 EACH YEAR)
    long-term performance, thereby giving
    some indication of the risk of
    investing in the Portfolio. The bar
    chart shows the performance of the
    Portfolio's Institutional Shares during
    the last calendar year. The table shows
    how the Portfolio's average annual
    returns for one year and since
    inception compare to those of a
    broad-based market index. Both the bar
    chart and table assume reinvestment of
    all dividends and distributions. The
    Portfolio's past performance does not
    necessarily indicate how it will
    perform in the future.

[STATED IN PERCENTAGES]

                                                                        EQUITY INCOME PORTFOLIO
                                                                        -----------------------
'1998'                                                                           10.06

                                              Best quarter:  14.33% for the
                                                             quarter ending June
                                                             30, 1997
                                              Worst quarter: -8.75% for the
                                                             quarter ending
                                                             September 30, 1998

                                                     AVERAGE ANNUAL TOTAL
                                                     RETURNS for the periods
                                                     ended December 31, 1998

                                                                                                  SINCE
                                                                       1 YEAR                   INCEPTION*
   Institutional Shares                                                10.06%                     17.22%
   Russell 1000 Value Index                                            15.63%                     23.26%

   * February 27, 1997 for Institutional Shares; February 28, 1997 for the Russell 1000 Value Index.

                                                                              30
-

                                             FEES AND EXPENSES

                                                  ANNUAL PORTFOLIO OPERATING EXPENSES
                                                  (EXPENSES THAT ARE DEDUCTED FROM THE           INSTITUTIONAL
                                                  PORTFOLIO'S ASSETS)                               SHARES

    The table on the right shows the
    fees and expenses that you pay if
    you buy and hold Institutional
    Shares of the Equity Income
    Portfolio.
                                                  Management Fees                                     .75%
                                                  Distribution (12b-1) Fees                           None
                                                  Other Expenses                                      .57%(1)
                                                  Total Annual Portfolio Operating Expenses          1.32%(1)

                                     (1) Other Expenses and Total Annual
                                         Portfolio Operating Expenses for the
                                         Portfolio's Institutional Shares for
                                         the current fiscal year are expected to
                                         be less than the amounts shown above
                                         because certain of the Portfolio's
                                         service providers are voluntarily
                                         waiving a portion of their fees and/or
                                         reimbursing the Portfolio for certain
                                         other expenses. These fee waivers
                                         and/or reimbursements are being made in
                                         order to keep the annual fees and
                                         expenses for the Portfolio's
                                         Institutional Shares at a certain
                                         level. OTHER EXPENSES AND TOTAL ANNUAL
                                         PORTFOLIO OPERATING EXPENSES, AFTER
                                         TAKING THESE FEE WAIVERS AND EXPENSE
                                         REIMBURSEMENTS INTO ACCOUNT, ARE
                                         EXPECTED TO BE .52% AND 1.27%,
                                         RESPECTIVELY, FOR INSTITUTIONAL SHARES.
                                         These fee waivers and expense
                                         reimbursements may be revised or
                                         cancelled at any time.

                                                               EXAMPLE

                                                                                1       3      5        10
                                                                             YEAR   YEARS   YEARS    YEARS
                                                INSTITUTIONAL SHARES         $134   $418    $723    $1,590

   This example will help you
   compare the cost of
   investing in the Portfolio
   with the cost of investing
   in other mutual funds. The
   example assumes that you
   invest $10,000 for the time
   periods shown, reinvest all
   of your dividends and
   distributions, and then sell
   all of your shares at the
   end of those periods. The
   example also assumes that
   your investment has a 5%
   return each year and the
   Portfolio's operating
   expenses remain the same.
   Although your actual costs
   may be higher or lower,
   based on these assumptions
   your costs would be:

                                                            EQUITY INCOME
   RISK/RETURN SUMMARY                                          PORTFOLIO

 31
-

                                      INVESTMENT OBJECTIVE
                                      The Portfolio's investment objective is to seek to provide investment results that, before the deduction of operating expenses, approximate the price and yield performance of
                                      U.S. publicly traded common stocks with large stock market capitalizations, as represented by the Standard & Poor's 500
                                      Index (the "S&P 500 Index").
                                      The Portfolio's investment objective can be changed by the
                                      Fund's Board of Directors without shareholder approval.
                                      Shareholders will be given at least 30 days' written notice before any such change occurs.

                                      PRINCIPAL INVESTMENT STRATEGIES
                                      The Portfolio uses an "indexing" strategy through the use of computer models to approximate the investment performance of the S&P 500 Index. The Portfolio invests substantially all
                                      (at least 80%) of its total assets in securities listed in the S&P 500 Index and typically will hold all 500 stocks
                                      represented in the Index. In general, each stock's
                                      percentage weighting in the Portfolio is based on its
                                      weighting in the Index. When stocks are removed from or
                                      added to the Index, those changes are reflected in the
                                      Portfolio. The Portfolio periodically "rebalances" its
                                      holdings as dictated by changes in shareholder purchase and redemption activity and in the composition of the S&P 500
                                      Index.

                                      PRINCIPAL RISK CONSIDERATIONS
                                      The Portfolio invests in stocks and other equity securities, which may decline in value over short or extended periods of time. Equity markets tend to be cyclical; there are times
                                      when stock prices generally increase, and other times when they generally decrease. This could cause the value of your investment in the Portfolio to fluctuate. In addition, the
                                      Portfolio is subject to the additional risk that the
                                      large-capitalization stocks it typically holds may not
                                      perform as well as other types of stocks, such as
                                      small-capitalization stocks.
                                      There is the additional risk that the Portfolio's investment results may fail to match those of the S&P 500 Index.

   INDEXING is a strategy
   whereby a Portfolio
   attempts to weight its
   securities to match
   those of a broadly-
   based securities index
   in an attempt to
   approximate the
   index's performance.

   The S&P 500 INDEX is
   an unmanaged index
   comprised of 500
   widely held common
   stocks listed on the
   New York Stock
   Exchange, the American
   Stock Exchange and
   NASDAQ.
 [Scales
 Icon]
                                                             EQUITY INDEX
             RISK/RETURN SUMMARY                                PORTFOLIO

                                                                              32
-

                                                             EQUITY INDEX
   RISK/RETURN SUMMARY                                          PORTFOLIO

    RETURN HISTORY                           INSTITUTIONAL SHARES
    The bar chart and table on this page     YEAR-BY-YEAR TOTAL RETURNS
    show the Portfolio's annual returns and  (AS OF DECEMBER 31 EACH YEAR)
    long-term performance, thereby giving
    some indication of the risk of
    investing in the Portfolio. The bar
    chart shows the performance of the
    Portfolio's Institutional Shares during
    the last calendar year. The table shows
    how the Portfolio's average annual
    returns for one year and since
    inception compare to those of the S&P
    500 Index. Both the bar chart and table
    assume reinvestment of all dividends
    and distributions. The Portfolio's past
    performance does not necessarily
    indicate how it will perform in the
    future.

[INSTITUTIONAL SHARES BAR GRAPH]

                                         INSTITUTIONAL SHARES
                                         --------------------
1998                                            27.92%


                                              Best quarter:  21.04% for the
                                                             quarter ending
                                                             December 31, 1998
                                              Worst quarter: -9.96% for the
                                                             quarter ending
                                                             September 30, 1998

                                                     AVERAGE ANNUAL TOTAL
                                                     RETURNS for the periods
                                                     ended December 31, 1998

                                                                                SINCE
                                                           1 YEAR             INCEPTION*
   Institutional Shares                                    27.92%               30.83%
   S&P 500 Index                                           28.60%               31.31%

   * May 1, 1997 for Institutional Shares; April 30, 1997 for the S&P 500 Index.

                                                             EQUITY INDEX
   RISK/RETURN SUMMARY                                          PORTFOLIO

                                             FEES AND EXPENSES

                                                  ANNUAL PORTFOLIO OPERATING EXPENSES
                                                  (EXPENSES THAT ARE DEDUCTED FROM THE            INSTITUTIONAL
                                                  PORTFOLIO'S ASSETS)                                 SHARES

    The table on the right shows the
    fees and expenses that you pay if
    you buy and hold Institutional
    Shares of the Equity Index
    Portfolio.

                                                  Management Fees                                      .30%
                                                  Distribution (12b-1) Fees                            None
                                                  Other Expenses                                       .73%(1)
                                                  Total Annual Portfolio Operating Expenses           1.03%(1)

                                     (1) Other Expenses and Total Annual
                                         Portfolio Operating Expenses for the
                                         Portfolio's Institutional Shares for
                                         the current fiscal year are expected to
                                         be less than the amounts shown above
                                         because certain of the Portfolio's
                                         service providers are voluntarily
                                         waiving a portion of their fees and/or
                                         reimbursing the Portfolio for certain
                                         other expenses. These fee waivers
                                         and/or reimbursements are being made in
                                         order to keep the annual fees and
                                         expenses for the Portfolio's
                                         Institutional Shares at a certain
                                         level. OTHER EXPENSES AND TOTAL ANNUAL
                                         PORTFOLIO OPERATING EXPENSES, AFTER
                                         TAKING THESE FEE WAIVERS AND EXPENSE
                                         REIMBURSEMENTS INTO ACCOUNT, ARE
                                         EXPECTED TO BE .55% AND .85%,
                                         RESPECTIVELY, FOR INSTITUTIONAL SHARES.
                                         These fee waivers and expense
                                         reimbursements may be revised or
                                         cancelled at any time.

                                                               EXAMPLE

                                                                                1       3      5        10
                                                                             YEAR   YEARS   YEARS    YEARS
                                                INSTITUTIONAL SHARES         $105   $328    $569    $1,259

   This example will help you
   compare the cost of
   investing in the Portfolio
   with the cost of investing
   in other mutual funds. The
   example assumes that you
   invest $10,000 for the time
   periods shown, reinvest all
   of your dividends and
   distributions, and then sell
   all of your shares at the
   end of those periods. The
   example also assumes that
   your investment has a 5%
   return each year and the
   Portfolio's operating
   expenses remain the same.
   Although your actual costs
   may be higher or lower,
   based on these assumptions
   your costs would be:

                                                                              34
-


                                      INVESTMENT OBJECTIVE
                                      The Portfolio's investment objective is to provide long-term capital growth, with income a secondary consideration.

                                      PRINCIPAL INVESTMENT STRATEGIES
                                      The Portfolio invests primarily in common stocks. The
                                      Adviser selects stocks based on a number of factors related to historical and projected earnings and the price/earnings relationship as well as company growth and asset value,
                                      consistency of earnings growth and earnings quality.

                                      Stocks purchased for the Portfolio generally will be listed on a national stock exchange or will be unlisted securities with an established over-the-counter market. These stocks
                                      tend to pay dividends, so many of the Portfolio's
                                      investments may produce some income. Nevertheless, income is not the primary factor in the stock selection process.

                                      PRINCIPAL RISK CONSIDERATIONS
                                      The Portfolio invests in stocks and other equity securities, which may decline in value over short or extended periods of time. Equity markets tend to be cyclical; there are times
                                      when stock prices generally increase, and other times when they generally decrease. This could cause the value of your investment in the Portfolio to fluctuate.

                                      The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may
                                      advance the Portfolio's investment objective. It is
                                      possible, however, that these evaluations will prove to be inaccurate.

   PORTFOLIO MANAGER
   MVA's Equity Committee
   is responsible for the
   day-to-day management
   of the Portfolio. The
   Committee has managed
   the Portfolio since
   1998.
 logo
 logo   Q
                                                          GROWTH & INCOME
             RISK/RETURN SUMMARY                         EQUITY PORTFOLIO

 35
-

   RETURN HISTORY
   The bar chart and table on
   this page show the
   Portfolio's annual returns
   and long-term performance,
   thereby giving some
   indication of the risk of
   investing in the Portfolio.
   The bar chart shows how the
   performance of the
   Portfolio's Institutional
   Shares has varied from year
   to year. The table shows
   how the Portfolio's average
   annual returns for one
   year, five years, ten years
   and since inception compare
   to those of a broad-based
   market index. Both the bar
   chart and table assume
   reinvestment of all
   dividends and
   distributions. The
   Portfolio's past
   performance does not
   necessarily indicate how it
   will perform in the future.

   KNOW YOUR INDEX
   THE S&P 500 INDEX is an
   unmanaged index comprised
   of 500 widely held common
   stocks listed on the New
   York Stock Exchange, the
   American Stock Exchange and
   NASDAQ.
                                                          GROWTH & INCOME
   RISK/RETURN SUMMARY                                   EQUITY PORTFOLIO

                                           INSTITUTIONAL SHARES*
                                           YEAR-BY-YEAR TOTAL RETURNS
                                           (AS OF DECEMBER 31 EACH YEAR)
                                    [STATED IN PERCENTAGES]

                                                                   GROWTH & INCOME EQUITY PORTFOLIO
                                                                   --------------------------------
'1989'                                                                           26.81
'90'                                                                             -1.42
'91'                                                                             26.66
'92'                                                                             10.61
'93'                                                                              9.61
'94'                                                                             -0.44
'95'                                                                             33.98
'96'                                                                             19.04
'97'                                                                             27.22
'98'                                                                             12.74

                                                  Best quarter:  18.11% for the quarter ending
                                                                   December 31, 1998
                                                  Worst quarter: -14.41% for the quarter ending
                                                                   September 30, 1998


                                                     AVERAGE ANNUAL TOTAL
                                                     RETURNS for periods ended
                                                     December 31, 1998

                                                                                                   SINCE
                                                            1 YEAR      5 YEARS      10 YEARS   INCEPTION**
   Institutional Shares*                                    12.74%       17.89%       15.89%       15.59%
   S&P 500 Index                                            28.60%       24.05%       19.19%       18.93%

    * Institutional Shares of the Portfolio commenced operations on January 3, 1994. Total returns for prior periods reflect the performance of the Portfolio's Investor A Shares without taking into account the sales charge payable in connection with purchases of Investor A Shares.

   ** June 2, 1988 for Investor A Shares; May 31, 1988 for the S&P 500 Index.

                                                                              36
-

                                             FEES AND EXPENSES

                                                  ANNUAL PORTFOLIO OPERATING EXPENSES
                                                  (EXPENSES THAT ARE DEDUCTED FROM THE            INSTITUTIONAL
                                                  PORTFOLIO'S ASSETS)                                SHARES

    The table on the right shows the
    fees and expenses that you pay if
    you buy and hold Institutional
    Shares of the Growth & Income
    Equity Portfolio.

                                                  Management Fees                                      .55%
                                                  Distribution (12b-1) Fees                            None
                                                  Other Expenses                                       .59%(1)
                                                  Total Annual Portfolio Operating Expenses           1.14%(1)

                                     (1) Other Expenses and Total Annual
                                         Portfolio Operating Expenses for the
                                         Portfolio's Institutional Shares for
                                         the current fiscal year are expected to
                                         be less than the amounts shown above
                                         because certain of the Portfolio's
                                         service providers are voluntarily
                                         waiving a portion of their fees and/or
                                         reimbursing the Portfolio for certain
                                         other expenses. These fee waivers
                                         and/or reimbursements are being made in
                                         order to keep the annual fees and
                                         expenses for the Portfolio's
                                         Institutional Shares at a certain
                                         level. OTHER EXPENSES AND TOTAL ANNUAL
                                         PORTFOLIO OPERATING EXPENSES, AFTER
                                         TAKING THESE FEE WAIVERS AND EXPENSE
                                         REIMBURSEMENTS INTO ACCOUNT, ARE
                                         EXPECTED TO BE .49% AND 1.04%,
                                         RESPECTIVELY, FOR INSTITUTIONAL SHARES.
                                         These fee waivers and expense
                                         reimbursements may be revised or
                                         cancelled at any time.

                                             EXAMPLE

                                                                                   1       3      5        10
                                                                                YEAR   YEARS   YEARS    YEARS
                                                  INSTITUTIONAL SHARES          $116   $362    $628    $1,386

   This example will help you
   compare the cost of
   investing in the Portfolio
   with the cost of investing
   in other mutual funds. The
   example assumes that you
   invest $10,000 for the time
   periods shown, reinvest all
   of your dividends and
   distributions, and then sell
   all of your shares at the
   end of those periods. The
   example also assumes that
   your investment has a 5%
   return each year and the
   Portfolio's operating
   expenses remain the same.
   Although your actual costs
   may be higher or lower,
   based on these assumptions
   your costs would be:

                                                          GROWTH & INCOME
   RISK/RETURN SUMMARY                                   EQUITY PORTFOLIO

 37
-

                                      INVESTMENT OBJECTIVE
                                      The Portfolio's investment objective is capital
                                      appreciation.
                                      PRINCIPAL INVESTMENT STRATEGIES
                                      The Portfolio invests primarily in the common stocks of
                                      growth companies. In selecting securities for the Portfolio, the Adviser evaluates a company's earnings history and the risk and volatility of the company's business. The Adviser also considers other factors, such as product position and the ability to increase market share, but the ability to
                                      increase company earnings is the primary consideration.

                                      Under normal market conditions, the Portfolio invests at
                                      least 65% of its total assets in common stocks or other
                                      equity securities, such as preferred stocks, convertible
                                      securities and warrants. Typically, the Portfolio's stocks are those of large- and medium-capitalization companies that are listed on the New York Stock Exchange, the American
                                      Stock Exchange or NASDAQ.

                                      PRINCIPAL RISK CONSIDERATIONS
                                      The Portfolio invests in stocks and other equity securities, which may decline in value over short or extended periods of time. Equity markets tend to be cyclical; there are times
                                      when stock prices generally increase, and other times when they generally decrease. This could cause the value of your investment in the Portfolio to fluctuate. In addition, the
                                      Portfolio is subject to the additional risk that the growth stocks it typically holds may not perform as well as other types of stocks, such as value stocks.

                                      The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may
                                      advance the Portfolio's investment objective. It is
                                      possible, however, that these evaluations will prove to be inaccurate.

   GROWTH STOCKS offer
   strong revenue and
   earnings potential and
   accompanying capital
   growth, with less
   dividend income than
   value stocks.

   PORTFOLIO MANAGER
   MVA's Equity Committee
   is responsible for the
   day-to-day management
   of the Portfolio. The
   Committee has managed
   the Portfolio since
   1998.
 logo
 logo   Q

            GROWTH EQUITY
            PORTFOLIO
             RISK/RETURN SUMMARY

                                                                              38
-

   RETURN HISTORY+
   The bar chart and table
   below show the Portfolio's
   annual returns and
   long-term performance,
   thereby giving some
   indication of the risk of
   investing in the Portfolio.
   The bar chart shows how the
   performance of the
   Portfolio's Institutional
   Shares has varied from year
   to year. The table shows
   how the Portfolio's average
   annual returns for one
   year, five years and since
   inception compare to those
   of a broad-based market
   index. Both the bar chart
   and table assume
   reinvestment of dividends
   and distributions. The
   Portfolio's past
   performance does not
   necessarily indicate how it
   will perform in the future.

   KNOW YOUR INDEX
   THE S&P 500 INDEX is an
   unmanaged index comprised
   of 500 widely held common
   stocks listed on the New
   York Stock Exchange, the
   American Stock Exchange and
   NASDAQ.
                                                            GROWTH EQUITY
   RISK/RETURN SUMMARY                                          PORTFOLIO

                                           INSTITUTIONAL SHARES*
                                           YEAR-BY-YEAR TOTAL RETURNS
                                           (AS OF DECEMBER 31 EACH YEAR)
                                    [STATED IN PERCENTAGES]

                                                                        GROWTH EQUITY PORTFOLIO
                                                                        -----------------------
'1994'                                                                           -2.06
'95'                                                                             44.17
'96'                                                                             17.49
'97'                                                                             26.95
'98'                                                                             29.46

                                                  Best quarter:  25.09% for the quarter ending
                                                                 December 31, 1998
                                                  Worst quarter: -11.85% for the quarter ending
                                                                 September 30, 1998


                                                     AVERAGE ANNUAL TOTAL
                                                     RETURNS for the periods
                                                     ended December 31, 1998

                                                                                                SINCE
                                                       1 YEAR              5 YEARS           INCEPTION**
   Institutional Shares*                               29.46%              22.21%              18.24%
   S&P 500 Index                                       28.60%              21.73%              21.60%

    + The Portfolio commenced operations on January 4, 1993 as the Arrow Equity
      Portfolio, a separate investment portfolio (the "Predecessor Portfolio") of Arrow Funds. On November 21, 1997, the Predecessor Portfolio was reorganized as a new portfolio of the Fund. Prior to the reorganization, the Predecessor Portfolio offered and sold shares that were similar to the Fund's Investor A Shares.
    * Institutional Shares of the Portfolio commenced operations on December 2, 1997. Total returns for the period November 21, 1997 to December 2, 1997 reflect the performance of the Portfolio's Investor A Shares without taking into account the sales charge payable in connection with purchases of Investor A Shares. Total returns for periods prior to November 21, 1997 reflect the performance of the Predecessor Portfolio.
   ** January 4, 1993 for the Predecessor Portfolio; December 31, 1992 for the
      S&P 500 Index.

 39
-

   This example will help you
   compare the cost of
   investing in the Portfolio
   with the cost of investing
   in other mutual funds. The
   example assumes that you
   invest $10,000 for the time
   periods shown, reinvest all
   of your dividends and
   distributions, and then
   sell all of your shares at
   the end of those periods.
   The example also assumes
   that your investment has a
   5% return each year and the
   Portfolio's operating
   expenses remain the same.
   Although your actual costs
   may be higher or lower,
   based on these assumptions
   your costs would be:
                                                            GROWTH EQUITY
   RISK/RETURN SUMMARY                                          PORTFOLIO

                                             FEES AND EXPENSES

                                                    ANNUAL PORTFOLIO OPERATING EXPENSES
                                                    (EXPENSES THAT ARE DEDUCTED FROM             INSTITUTIONAL
                                                    THE PORTFOLIO'S ASSETS)                             SHARES

    The table on the right shows the
    fees and expenses that you pay if
    you buy and hold Institutional
    Shares of the Growth Equity
    Portfolio.

                                                    Management Fees                               .75%
                                                    Distribution (12b-1) Fees                     None
                                                    Other Expenses                                .69%(1)
                                                    Total Annual Portfolio Operating
                                                    Expenses                                     1.44%(1)

                                     (1)Other Expenses and Total Annual
                                        Portfolio Operating Expenses for the
                                        Portfolio's Institutional Shares for the current fiscal year are expected to be less than the amounts shown above because certain of the Portfolio's service providers are voluntarily waiving a portion of their fees and/or reimbursing the Portfolio for certain other expenses. These fee waivers and/or reimbursements are being made in order to keep the annual fees and expenses for the Portfolio's Institutional Shares at a certain level. OTHER EXPENSES AND TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES, AFTER TAKING THESE FEE WAIVERS AND EXPENSE REIMBURSEMENTS INTO ACCOUNT, ARE EXPECTED TO BE .52% AND 1.27%, RESPECTIVELY, FOR INSTITUTIONAL SHARES. These fee waivers and expense reimbursements may be revised or cancelled at any time.

                                             EXAMPLE

                                                                                1       3      5        10
                                                                             YEAR   YEARS   YEARS    YEARS
                                                INSTITUTIONAL SHARES         $147   $456    $787    $1,724

                                                                              40
-

   PORTFOLIO MANAGER
   Robert J. Anthony,
   Senior Associate at
   MVA, is responsible
   for the day-to-day
   management of the
   Portfolio. He has been
   with MVA for 25 years
   and has managed the
   Portfolio since its
   inception in 1992.
 logo
 logo   Q

            SMALL CAP
            EQUITY PORTFOLIO
             RISK/RETURN SUMMARY

                                      INVESTMENT OBJECTIVE
                                      The Portfolio's investment objective is capital
                                      appreciation.

                                      PRINCIPAL INVESTMENT STRATEGIES
                                      Under normal conditions, the Portfolio invests at least 65%
                                      of its total assets in common stocks of small- to
                                      medium-sized companies with market capitalizations from $100 million to $2 billion at the time of purchase and which the
                                      Adviser believes have above-average prospects for capital
                                      appreciation. Stocks purchased by the Portfolio may be
                                      listed on a national securities exchange or may be unlisted securities with or without an established over-the-counter market.

                                      The Portfolio also may invest a portion of its assets in
                                      larger companies that the Adviser believes offer improved
                                      growth possibilities because of rejuvenated management,
                                      product changes or other developments likely to stimulate
                                      earnings or asset growth. The Portfolio also may invest in stocks the Adviser believes are undervalued or in initial
                                      public offerings (IPOs) of new companies that demonstrate
                                      the potential for price appreciation. The Adviser selects
                                      stocks based on a number of factors, including historical
                                      and projected earnings, asset value, potential for price
                                      appreciation and earnings growth, and quality of the
                                      products manufactured or services offered.

                                      PRINCIPAL RISK CONSIDERATIONS
                                      The Portfolio invests in stocks and other equity securities, which may decline in value over short or extended periods of time. Equity markets tend to be cyclical; there are times
                                      when stock prices generally increase, and other times when they generally decrease. This could cause the value of your investment in the Portfolio to fluctuate.

                                      Compared to larger-capitalization stocks,
                                      small-capitalization stocks tend to carry greater risk and exhibit greater price volatility because their businesses
                                      may not be well-established. In addition, some smaller
                                      companies may have specialized or limited product lines,
                                      markets or financial resources and may be dependent on
                                      one-person management. All of these factors increase risk
                                      and may result in more significant losses than the other
                                      Mercantile Stock Portfolios. In an effort to reduce the
                                      risks inherent in smaller-company stocks, the Portfolio's
                                      holdings are diversified over a number of companies and
                                      industry groups.

                                      The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may
                                      advance the Portfolio's investment objective. It is
                                      possible, however, that these evaluations will prove to be inaccurate.

 41
-

   RETURN HISTORY

   The bar chart and table on
   this page show the
   Portfolio's annual returns
   and long-term performance,
   thereby giving some
   indication of the risk of
   investing in the Portfolio.
   The bar chart shows how the
   performance of the
   Portfolio's Institutional
   Shares has varied from year
   to year. The table shows
   how the Portfolio's average
   annual returns for one
   year, five years and since
   inception compare to those
   of a broad-based market
   index. Both the bar chart
   and the table assume
   reinvestment of all
   dividends and
   distributions. The
   Portfolio's past
   performance does not
   necessarily indicate how it
   will perform in the future.

   KNOW YOUR INDEX
   THE RUSSELL 2000 INDEX is
   an unmanaged index
   comprised of the 2,000
   smallest of the 3,000
   largest U.S. companies
   based on market
   capitalization.
                                                                SMALL CAP
   RISK/RETURN SUMMARY                                   EQUITY PORTFOLIO

                                           INSTITUTIONAL SHARES*
                                           YEAR-BY-YEAR TOTAL RETURNS
                                           (AS OF DECEMBER 31 EACH YEAR)
                                    [STATED IN PERCENTAGES]

                                                                      SMALL CAP EQUITY PORTFOLIO
                                                                      --------------------------
'1993'                                                                           23.58
'94'                                                                              2.11
'95'                                                                              16.9
'96'                                                                             10.61
'97'                                                                             26.56
'98'                                                                             -8.05

                                                  Best quarter:  18.55% for the quarter ending
                                                                   December 31, 1992
                                                  Worst quarter: -24.69% for the quarter ending
                                                                   September 30, 1998

                                                     AVERAGE ANNUAL TOTAL
                                                     RETURNS for the periods
                                                     ended December 31, 1998

                                                                                                SINCE
                                                       1 YEAR              5 YEARS           INCEPTION**
   Institutional Shares*                               (8.05)%              7.91%              11.82%
   Russell 2000 Index                                  (2.55)%             11.87%              13.86%

    * Institutional Shares of the Portfolio commenced operations on January 3, 1994. Total returns for prior periods reflect the performance of the Portfolio's Investor A Shares without taking into account the sales charge payable in connection with purchases of Investor A Shares.

   ** May 6, 1992 for Investor A Shares; April 30, 1992 for the Russell 2000
      Index.

                                                                              42
-

   This example will help you
   compare the cost of
   investing in the Portfolio
   with the cost of investing
   in other mutual funds. The
   example assumes that you
   invest $10,000 for the time
   periods shown, reinvest all
   of your dividends and
   distributions, and then
   sell all of your shares at
   the end of those periods.
   The example also assumes
   that your investment has a
   5% return each year and the
   Portfolio's operating
   expenses remain the same.
   Although your actual costs
   may be higher or lower,
   based on these assumptions
   your costs would be:
  SMALL CAP
  EQUITY PORTFOLIO
   RISK/RETURN SUMMARY

                                             FEES AND EXPENSES

                                                  ANNUAL PORTFOLIO OPERATING EXPENSES
                                                  (EXPENSES THAT ARE DEDUCTED FROM THE         INSTITUTIONAL
                                                  PORTFOLIO'S ASSETS)                             SHARES

    The table on the right shows
    the fees and expenses that you pay
    if you buy and hold Institutional
    Shares of the Small Cap Equity
    Portfolio.

                                                  Management Fees                                  .75%
                                                  Distribution (12b-1) Fees                        None
                                                  Other Expenses                                   .60%(1)
                                                  Total Annual Portfolio Operating Expenses       1.35%(1)

                                     (1) Other Expenses and Total Annual
                                         Portfolio Operating Expenses for the
                                         Portfolio's Institutional Shares for
                                         the current fiscal year are expected to
                                         be less than the amounts shown above
                                         because certain of the Portfolio's
                                         service providers are voluntarily
                                         waiving a portion of their fees and/or
                                         reimbursing the Portfolio for certain
                                         other expenses. These fee waivers
                                         and/or reimbursements are being made in
                                         order to keep the annual fees and
                                         expenses for the Portfolio's
                                         Institutional Shares at a certain
                                         level. OTHER EXPENSES AND TOTAL ANNUAL
                                         PORTFOLIO OPERATING EXPENSES, AFTER
                                         TAKING THESE FEE WAIVERS AND EXPENSE
                                         REIMBURSEMENTS INTO ACCOUNT, ARE
                                         EXPECTED TO BE .50% AND 1.25%,
                                         RESPECTIVELY, FOR INSTITUTIONAL SHARES.
                                         These fee waivers and expense
                                         reimbursements may be revised or
                                         cancelled at any time.

                                             EXAMPLE

                                                                                   1       3      5        10
                                                                                YEAR   YEARS   YEARS    YEARS
                                                  INSTITUTIONAL SHARES          $137   $428    $739    $1,624

 43
-

   INDEXING is a strategy
   whereby a Portfolio
   attempts to weight its
   securities to match
   those of a broadly-
   based securities index
   in an attempt to
   approximate the
   index's performance.

   THE S&P SMALLCAP 600
   INDEX is an unmanaged
   index that tracks the
   performance of 600
   domestic companies
   traded on the New York
   Stock Exchange,
   American Stock
   Exchange and NASDAQ.
   The S&P SmallCap 600
   Index is heavily
   weighted with the
   stocks of small
   companies.
 logo
 logo   Q
                                                         SMALL CAP EQUITY
             RISK/RETURN SUMMARY                          INDEX PORTFOLIO


                                      INVESTMENT OBJECTIVE
                                      The Portfolio's investment objective is to provide
                                      investment results that, before deduction of operating
                                      expenses, approximate the price and yield performance of
                                      U.S. common stocks with smaller stock market
                                      capitalizations, as represented by the S&P SmallCap 600
                                      Index.

                                      The Portfolio's investment objective can be changed by the
                                      Fund's Board of Directors without shareholder approval.
                                      Shareholders will be given at least 30 days' written notice before any such change occurs.

                                      PRINCIPAL INVESTMENT STRATEGIES
                                      The Portfolio uses an "indexing" strategy through the use of computer models to approximate the investment performance of the S&P SmallCap 600 Index. The Portfolio will invest at
                                      least 80% of its total assets in securities listed in the
                                      S&P SmallCap 600 Index and typically will hold all 600
                                      stocks represented in the Index. Under certain
                                      circumstances, however, the Portfolio may not hold all 600 stocks in the Index because of shareholder activity or
                                      changes in the Index. In general, each stock's percentage
                                      weighting in the Portfolio is based on its weighting in the
                                      S&P SmallCap 600 Index. When stocks are removed from or
                                      added to the Index, those changes are reflected in the
                                      Portfolio. The Portfolio periodically "rebalances" its
                                      holdings as dictated by changes in shareholder purchase and redemption activity, and in the composition of the S&P
                                      SmallCap 600 Index.

                                      PRINCIPAL RISK CONSIDERATIONS
                                      The Portfolio invests in stocks and other equity securities, which may decline in value over short or extended periods of time. Equity markets tend to be cyclical; there are times
                                      when stock prices generally increase, and other times when they generally decrease. This could cause the value of your investment in the Portfolio to fluctuate.

                                      In addition, the Portfolio is subject to the additional risk that the small-capitalization stocks that it holds may not perform as well as other types of stocks. Compared to
                                      larger-capitalization stocks, small-capitalization stocks
                                      tend to carry greater risk and exhibit greater price
                                      volatility because their businesses may not be
                                      well-established. In addition, some smaller companies may
                                      have specialized or limited product lines, markets or
                                      financial resources and may be dependent on one-person
                                      management. All of these factors increase risk and may
                                      result in more significant losses than the other Mercantile
                                      Stock Portfolios. By typically investing in all 600 stocks in the Index, the Portfolio remains broadly diversified,
                                      which may reduce some of this risk. There is the additional risk that the Portfolio's investment results may fail to
                                      match those of the S&P SmallCap 600 Index.

                                      RETURN HISTORY
                                      The Portfolio does not have a long-term performance record because it has been in operation for less than one calendar year.

                                                                              44
-

   This example will help you
   compare the cost of
   investing in the Portfolio
   with the cost of investing
   in other mutual funds. The
   example assumes that you
   invest $10,000 for the time
   periods shown, reinvest all
   of your dividends and
   distributions, and then
   sell all of your shares at
   the end of those periods.
   The example also assumes
   that your investment has a
   5% return each year and the
   Portfolio's operating
   expenses remain the same.
   Although your actual costs
   may be higher or lower,
   based on these assumptions
   your costs would be:
                                                         SMALL CAP EQUITY
   RISK/RETURN SUMMARY                                 INDEX PORTFOLIO

                                             FEES AND EXPENSES

                                                  ANNUAL PORTFOLIO OPERATING EXPENSES
                                                  (EXPENSES THAT ARE DEDUCTED FROM THE            INSTITUTIONAL
                                                  PORTFOLIO'S ASSETS)                                SHARES

    The table on the right shows the
    fees and expenses that you pay if
    you buy and hold shares of the
    Small Cap Equity Index
    Portfolio.

                                                  Management Fees                                     0.40%

                                                  Distribution (12b-1) Fees                            None

                                                  Other Expenses                                      0.79%(1)

                                                  Total Annual Portfolio Operating Expenses        1.19%(1)

                                     (1) Other Expenses and Total Annual
                                         Portfolio Operating Expenses for the
                                         Portfolio's Institutional Shares for
                                         the current fiscal year are expected to
                                         be less than the amounts shown above
                                         because certain of the Portfolio's
                                         service providers are voluntarily
                                         waiving a portion of their fees and/or
                                         reimbursing the Portfolio for certain
                                         other expenses. These fee waivers
                                         and/or reimbursements are being made in
                                         order to keep the annual fees and
                                         expenses for the Portfolio's
                                         Institutional Shares at a certain
                                         level. OTHER EXPENSES AND TOTAL ANNUAL
                                         PORTFOLIO OPERATING EXPENSES, AFTER
                                         TAKING THESE FEE WAIVERS AND EXPENSE
                                         REIMBURSEMENTS INTO ACCOUNT, ARE
                                         EXPECTED TO BE .62% AND 1.02%,
                                         RESPECTIVELY, FOR INSTITUTIONAL SHARES.
                                         These fee waivers and expense
                                         reimbursements may be revised or
                                         cancelled at any time.

                                             EXAMPLE

                                                                                   1       3      5        10
                                                                                YEAR   YEARS   YEARS    YEARS
                                                  INSTITUTIONAL SHARES          $121   $378    $654    $1,443

 45
-

   SUB-ADVISER/
   PORTFOLIO MANAGER
   MVA has appointed Clay
   Finlay, Inc. ("Clay
   Finlay" or the
   "Sub-Adviser") as sub-
   adviser to assist in
   the day-to-day
   management of the
   Portfolio. Frances
   Dakers, a principal
   and senior portfolio
   manager of Clay
   Finlay, is responsible
   for the management of
   the Portfolio. Ms.
   Dakers has been with
   Clay Finlay since
   January 1982 and has
   managed the Portfolio
   since it began
   operations in 1994.
 logo
 logo   Q
                                                     INTERNATIONAL EQUITY
             RISK/RETURN SUMMARY                     PORTFOLIO

                                      INVESTMENT OBJECTIVE
                                      The Portfolio's investment objective is to provide capital growth consistent with reasonable investment risk.

                                      PRINCIPAL INVESTMENT STRATEGIES
                                      The Portfolio invests primarily in foreign common stocks,
                                      most of which will be denominated in foreign currencies.
                                      During normal market conditions, the Portfolio will invest substantially all (at least 80%) of its total assets in the securities of companies that derive more than 50% of their gross revenues outside the United States or have more than
                                      50% of their assets outside the United States. Under normal market conditions, the Portfolio invests in equity
                                      securities from at least three foreign countries. Generally, at least 50% of the Portfolio's total assets will be
                                      invested in securities of companies located either in the
                                      developed countries of Western Europe or in Japan. The
                                      Portfolio also may invest in other developed countries and in countries with emerging markets or economies.

                                      By investing in various foreign stocks, the Portfolio
                                      attempts to achieve broad diversification and to take
                                      advantage of differences between economic trends and the
                                      performance of securities markets in different countries,
                                      regions and geographic areas. In selecting stocks, the Sub-
                                      Adviser uses a screening tool to determine which companies represent the best values relative to their long-term growth prospects and local markets. The Sub-Adviser also uses
                                      fundamental analysis by evaluating balance sheets, market
                                      share and strength of management.

                                      PRINCIPAL RISK CONSIDERATIONS
                                      Investing in foreign companies involves different risks than investing in U.S. companies due to such factors as currency exchange rate volatility, government restrictions, different accounting standards and political instability. The
                                      multinational character of the Portfolio's investments
                                      should reduce the effect that events in any one country or geographic area will have on overall performance. However, negative results from one foreign market may offset gains
                                      from another market or may negatively affect other foreign markets. The risks associated with foreign investments are heightened when investing in emerging markets. The
                                      governments and economies of emerging market countries
                                      feature greater instability than those of more developed
                                      countries. Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.
                                      As with U.S. equity markets, foreign markets tend to be
                                      cyclical. There are times when stock prices generally
                                      increase, and other times when they generally decrease.

                                      The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may
                                      advance the Portfolio's investment objective. It is
                                      possible, however, that these evaluations will prove to be inaccurate.

                                                                              46
-

RETURN HISTORY
The bar chart and table on this
page show the Portfolio's
annual returns and long-term
performance, thereby giving
some indication of the risk of
investing in the Portfolio. The
bar chart shows how the
performance of the Portfolio's
Institutional Shares has varied
from year to year. The table
shows how the Portfolio's
average annual returns for one
year and since inception
compare to those of a
broad-based market index. Both
the bar chart and table assume
reinvestment of all dividends
and distributions. The
Portfolio's past performance
does not necessarily indicate
how it will perform in the
future.

KNOW YOUR INDEX
THE MORGAN STANLEY CAPITAL
INTERNATIONAL EUROPE,
AUSTRALASIA AND FAR EAST INDEX,
OR EAFE INDEX, is an unmanaged
index consisting of companies
in Australia, New Zealand,
Europe and the Far East.
                                                     INTERNATIONAL EQUITY
   RISK/RETURN SUMMARY                                          PORTFOLIO

                                           INSTITUTIONAL SHARES
                                           YEAR-BY-YEAR TOTAL RETURNS
                                           (AS OF DECEMBER 31 EACH YEAR)
                                    [STATED IN PERCENTAGES]

                                                                    INTERNATIONAL EQUITY PORTFOLIO
                                                                    ------------------------------
'1995'                                                                            9.21
'96'                                                                             10.00
'97'                                                                              4.70
'98'                                                                             17.39

                                                  Best quarter:  19.38% for the quarter ending
                                                                   December 31, 1998
                                                  Worst quarter: -17.15% for the quarter ending
                                                                   September 30, 1998


                                                     AVERAGE ANNUAL TOTAL
                                                     RETURNS for the periods
                                                     ending December 31, 1998

                                                                                        SINCE
                                                               1 YEAR                 INCEPTION*
   Institutional Shares                                        17.39%                    8.58%
   EAFE Index                                                  18.23%                    7.25%

   * April 4, 1994 for Institutional Shares; March 31, 1994 for the EAFE Index.

 47
-

   This example will help you
   compare the cost of
   investing in the Portfolio
   with the cost of investing
   in other mutual funds. The
   example assumes that you
   invest $10,000 for the time
   periods shown, reinvest all
   of your dividends and
   distributions, and then
   sell all of your shares at
   the end of those periods.
   The example also assumes
   that your investment has a
   5% return each year and the
   Portfolio's operating
   expenses remain the same.
   Although your actual costs
   may be higher or lower,
   based on these assumptions
   your costs would be:
                                                     INTERNATIONAL EQUITY
   RISK/RETURN SUMMARY                                          PORTFOLIO

                                             FEES AND EXPENSES

                                                  ANNUAL PORTFOLIO OPERATING EXPENSES
                                                  (EXPENSES THAT ARE DEDUCTED FROM THE         INSTITUTIONAL
                                                  PORTFOLIO'S ASSETS)                             SHARES

    The table on the right shows
    the fees and expenses that you pay
    if you buy and hold Institutional Shares of the International Equity
    Portfolio.

                                                  Management Fees                                  1.00%
                                                  Distribution (12b-1) Fees                         None
                                                  Other Expenses                                    .75%(1)
                                                  Total Annual Portfolio Operating Expenses        1.75%(1)

                                     (1) Other Expenses and Total Annual
                                         Portfolio Operating Expenses for the
                                         Portfolio's Institutional Shares for
                                         the current year are expected to be
                                         less than the amounts shown above
                                         because certain of the Portfolio's
                                         service providers are voluntarily
                                         waiving a portion of their fees and/or
                                         reimbursing the Portfolio for certain
                                         other expenses. These fee waivers
                                         and/or reimbursements are being made in
                                         order to keep the annual fees and
                                         expenses for the Portfolio's
                                         Institutional Shares at a certain
                                         level. OTHER EXPENSES AND TOTAL ANNUAL
                                         PORTFOLIO OPERATING EXPENSES, AFTER
                                         TAKING THESE FEE WAIVERS AND EXPENSE
                                         REIMBURSEMENTS INTO ACCOUNT, ARE
                                         EXPECTED TO BE .58% AND 1.58%
                                         RESPECTIVELY, FOR INSTITUTIONAL SHARES.
                                         These fee waivers and expense
                                         reimbursements may be revised or
                                         cancelled at any time.

                                             EXAMPLE

                                                                                   1       3      5        10
                                                                                YEAR   YEARS   YEARS    YEARS
                                                  INSTITUTIONAL SHARES          $178   $551    $949    $2,062

                                                                              48
-

   The principal risks of investing in each Portfolio are described on the previous pages. The following supplements that discussion.

   SECURITIES LENDING

   To obtain interest income, each Portfolio may lend its securities to broker-dealers, banks or institutional borrowers pursuant to agreements requiring that the loans be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. There is the risk that, when lending portfolio securities, the securities may not be available to the Portfolio on a timely basis. Therefore, the Portfolio may lose the opportunity to sell the securities at a desirable price. Additionally, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

   TEMPORARY DEFENSIVE POSITIONS

   Each Portfolio may temporarily hold investments that are not part of its main investment strategy to try to avoid losses during unfavorable market conditions. These investments may include cash (which will not earn any income). In addition, each of the Taxable Bond and Stock Portfolios may hold money market instruments, including short-term debt securities issued or guaranteed by the U.S. Government or its agencies, and the International Equity Portfolio may hold debt obligations of U.S. companies having their principal business activities in the U.S. This strategy could prevent a Portfolio from achieving its investment objective and, if utilized by a Stock Portfolio, could reduce the Portfolio's return and affect its performance during a market upswing.

   OTHER TYPES OF INVESTMENTS

   This prospectus describes each Portfolio's principal investment strategies and the particular types of securities in which each Portfolio principally invests. Each Portfolio may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies -- and the risks involved -- are described in detail in the Statement of Additional Information ("SAI"), which is referred to on the back cover of this prospectus.

   YEAR 2000 RISKS

   As with other mutual funds, financial and business organizations and individuals around the world, the Portfolios could be adversely affected if the computer systems used by the Adviser and the Portfolios' other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This possibility is commonly known as the Year 2000 or "Y2K" problem. The Adviser is taking steps to address the Y2K problem with respect to the computer systems that it uses and to obtain assurances that comparable steps are being taken by the Portfolios' other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Portfolios. The Y2K problem could have a negative impact on the issuers of securities in which the Portfolios invest, which could hurt the Portfolios' investment returns.

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             RISK/RETURN SUMMARY           ADDITIONAL INFORMATION ON RISK

 49
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

   BUSINESS DAYS DEFINED
   A business day is any
   day that both the New
   York Stock Exchange
   and the Federal
   Reserve Bank of St.
   Louis are open for
   business. Currently,
   the Fund observes the
   following holidays:
   New Year's Day, Martin
   Luther King Jr. Day,
   Presidents' Day, Good
   Friday, Memorial Day
   (observed),
   Independence Day
   (observed), Labor Day,
   Columbus Day,
   Veterans' Day,
   Thanksgiving and
   Christmas.
 [Open Hand
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             YOUR ACCOUNT                      EXPLANATION OF SALES PRICE


                                      Institutional Shares of the Portfolios are sold at their net asset value (NAV). The NAV for each class of shares of a
                                      Money Market Portfolio is determined as of 12:00 noon
                                      (Eastern time) and as of the close of regular trading on the
                                      New York Stock Exchange (currently 4:00 p.m., Eastern time)
                                      on every business day. The NAV for each class of shares of a
                                      Taxable Bond or Stock Portfolio is determined as of the
                                      close of regular trading on the New York Stock Exchange
                                      (currently 4:00 p.m., Eastern time) on every business day.
                                      The NAV for a class of shares is determined by adding the
                                      value of a Portfolio's investments, cash and other assets
                                      attributable to a particular share class, subtracting the
                                      Portfolio's liabilities attributable that class and then
                                      dividing the result by the total number of shares in the
                                      class that are outstanding.
                                      - The investments of each of the Money Market Portfolios are valued at amortized cost, which is approximately equal to
                                        market value.
                                      - The investments of each of the Taxable Bond and Stock
                                      Portfolios are valued according to market value. When a
                                        market quote is not readily available, the security's
                                        value is based on "fair value" as determined by MVA (or
                                        Clay Finlay, with respect to the International Equity
                                        Portfolio) under the supervision of the Fund's Board of
                                        Directors. Foreign securities acquired by the
                                        International Equity Fund may be valued in foreign markets on days when the Portfolio's NAV is not calculated. In
                                        such cases, the NAV of the Portfolio's shares may be
                                        significantly affected on days when investors cannot buy
                                        and sell Portfolio shares.
                                      - A properly placed purchase order (see "How to Buy Shares"
                                      on page 51) that is delivered to the Fund by 12:00 noon
                                        (Eastern time) on any business day with respect to the
                                        Treasury Money Market Portfolio or by 3:00 p.m. (Eastern
                                        time) on any business day with respect to the Money Market
                                        Portfolio receives the share price next determined if the
                                        Fund receives payment in federal funds or other
                                        immediately available funds by 4:00 p.m. (Eastern time)
                                        that day. If payment is not received by that time, the
                                        order will be cancelled. A properly placed purchase order
                                        that is delivered to the Fund after 12:00 noon (Eastern
                                        time) with respect to the Treasury Money Market Portfolio
                                        or after 3:00 p.m. (Eastern time) with respect to the
                                        Money Market Portfolio will be placed the following
                                        business day.
                                      - A properly placed purchase order (see "How to Buy Shares"
                                      on page 51) for one of the Taxable Bond or Stock Portfolios that is delivered to the Fund before 4:00 p.m. (Eastern
                                        time) on any business day receives the share price
                                        determined as of 4:00 p.m. that day. If the order is
                                        received after 4:00 p.m., it will receive the price
                                        determined on the next business day. Your financial
                                        institution must forward your payment to the Fund no later than 4:00 p.m. the next business day after placing the
                                        order, or the order will be cancelled.

                                                                              50
-

   Institutional Shares of the Portfolios are sold to financial institutions, such as banks, trust companies and thrift institutions, that are purchasing shares on behalf of discretionary and non-discretionary accounts for which they do not receive account level asset-based management fees.

   If you are purchasing Institutional Shares through a financial institution, you must follow the procedures established by your institution. Your financial institution is responsible for sending your purchase order to the Fund's distributor and wiring payment to the Fund's custodian. Your financial institution holds the shares in your name and receives all confirmations of purchases and sales. Financial institutions placing orders for themselves or on behalf of their customers should call the Fund at 1-800-452-2724.

   The Fund does not have any minimum investment requirement for Institutional Shares, but your financial institution may do so. They may also charge transaction fees and require you to maintain a minimum account balance.

   YOUR ACCOUNT                                         HOW TO BUY SHARES

 51
-

   Orders to sell or "redeem" Institutional Shares should be placed with the same financial institution that placed the original purchase order in accordance with the procedures established by that institution. Your financial institution is responsible for sending your order to the Fund's distributor and for crediting your account with the proceeds. The Fund does not currently charge for wiring the proceeds, but your financial institution may do so.

   If the shares being sold are represented by share certificates, then the order to sell must be made in writing and mailed to: Mercantile Mutual Funds, Inc., P.O. Box 78069 -- Tram 001/128/41-6, St. Louis, Missouri 63178. The
   order must be accompanied by the share certificates, properly endorsed for transfer. Additional documents may be required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators or guardians.

   The Fund's transfer agent may require a signature guarantee unless the redemption proceeds are payable to the shareholder of record and the proceeds are either mailed to the shareholder's address of record or electronically transferred to the account designated on the original account application. A signature guarantee helps prevent fraud, and you may obtain one from most banks and broker/dealers. Contact the Fund for more information on signature guarantees.

   Institutional Shares will be sold at the NAV next determined after the Fund accepts an order (see above). If the order to sell is received and accepted by the Fund before 12:00 noon (Eastern time) on a business day with respect to the Treasury Money Market Portfolio or before 3:00 p.m. (Eastern time) on a business day with respect to the Money Market Portfolio, the proceeds are sent electronically the same day to the financial institution that placed the order. If the order to sell is received and accepted by the Fund after 12:00 noon (Eastern time) on a business day with respect to the Treasury Money Market Portfolio or after 3:00 p.m. (Eastern time) on a business day with respect to the Money Market Portfolio, or on a non-business day, the proceeds normally are sent electronically to the financial institution on the next business day.

   Proceeds from redemptions from the Taxable Bond and Stock Portfolios ordinarily are sent electronically to your financial institution the next business day as long as the Fund receives your order by 4:00 p.m. (Eastern time) on a business day.

   YOUR ACCOUNT                                        HOW TO SELL SHARES

                                                                              52
-

   HOW TO EXCHANGE SHARES

   The exchange privilege enables shareholders to exchange Institutional Shares of one Portfolio for Institutional Shares of another Portfolio. Contact your financial institution or the Fund's distributor for additional information on the exchange privilege. The exchange privilege may be exercised only in those states where Institutional Shares of the Portfolio being acquired may be legally sold.

   ADMINISTRATIVE SERVICES FEES
   Institutional Shares of the Portfolios pay administrative services fees at an annual rate of up to 0.25% of each Money Market Portfolio's and up to 0.30% of each Taxable Bond and Stock Portfolio's Institutional Share assets. These fees are paid to financial institutions that provide certain administrative services to their customers who own Institutional Shares.

   GENERAL TRANSACTION POLICIES

   The Fund reserves the right to:
     - Refuse any order to buy shares.

     - Reject any exchange request.

     - Redeem all shares in an account if the balance falls below $500. If, within 60 days of the Fund's written request, the account balance has not been increased, a shareholder may be required to redeem all shares. The Fund will not require a shareholder to redeem shares if the value of the account drops below $500 due to fluctuations in net asset value.

     - Send redemption proceeds within seven days after receiving a request, if an earlier payment could adversely affect a Portfolio.

     - Modify or terminate the exchange privilege after 60 days' written notice to shareholders.

     - Make a "redemption in kind." Under abnormal conditions that may make payment in cash unwise, the Fund may offer partial or complete payment in portfolio securities rather than cash at such securities' then-market-value equal to the redemption price. In such cases, a shareholder may incur brokerage costs in converting these securities to cash.

   Shareholders may be responsible for any fraudulent telephone orders as long as the Fund has taken reasonable precautions to verify the shareholder's identity. Shareholders who experience difficulty getting through to the Fund by telephone because of unusual market conditions should consider selling or exchanging their shares by mail.

   YOUR ACCOUNT

 53
-

   DIVIDENDS AND DISTRIBUTIONS

    [-] MONEY MARKET PORTFOLIOS

        Each Money Market Portfolio declares dividends from net investment income daily and pays them monthly. Although the Portfolios do not expect to realize net long-term capital gains, any capital gains realized would be distributed at least annually.

    [-] TAXABLE BOND PORTFOLIOS

        Each Taxable Bond Portfolio declares dividends from net investment income daily and pays them monthly. Capital gains, if any, are distributed at least once a year. It's expected that each Portfolio's annual distribution will be primarily income dividends.

    [-] STOCK PORTFOLIOS

        The Balanced, Equity Income, Equity Index, Growth & Income Equity and Growth Equity Portfolios declare and pay dividends from net investment income monthly. The Small Cap Equity, Small Cap Equity Index and International Equity Portfolios declare and pay dividends from net investment income quarterly. Capital gains, if any, for all of the Portfolios are distributed at least once a year. It's expected that each Portfolio's annual distributions will normally -- but not always -- consist primarily of capital gains and not ordinary income.

    [-] ALL PORTFOLIOS

        Dividends on each share class of a Portfolio are determined in the same manner and are paid in the same amount. However, each share class bears all expenses associated with that particular class.

        All of your dividends and capital gains distributions with respect to a particular Portfolio will be reinvested in additional shares of the same class unless you or your financial institution instruct otherwise on your account application or have redeemed all shares you held in the Portfolio. In such cases, dividends and distributions will be paid in cash.

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             DISTRIBUTIONS AND TAXES

                                                                              54
-

   You will be advised at
   least annually
   regarding the federal
   income tax treatment
   of dividends and
   distributions made to
   you. You should save
   your account
   statements because
   they contain
   information you will
   need to calculate your
   capital gains or
   losses upon your
   ultimate sale or
   exchange of shares in
   the Portfolios.

   DISTRIBUTIONS AND TAXES

                            TAXATION

                            As with any investment, you should consider the tax implications of an investment in the Portfolios. The following is only a brief summary of some of the important tax considerations generally affecting the Portfolios and their shareholders under current law, which may be subject to change in the future. Consult your tax adviser with specific reference to your own tax situation.

                            The Portfolios' distributions generally will be taxable to shareholders as ordinary income and capital gains (which may be taxable at different rates depending on the length of time each Portfolio held the relevant assets). You will be subject to income tax on these distributions whether they are paid in cash or reinvested in additional shares.

                            If you purchase shares just prior to a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received even though, as an economic matter, the distribution simply constitutes a return of capital. This is known as "buying into a dividend."

                            You will recognize a taxable gain or loss on a sale, exchange or redemption of your shares, including an exchange for shares of another Portfolio, based on the difference between your tax basis in the shares and the amount you receive for them. Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent that any capital gains distributions were received on the shares.

                            Distributions on, and sales, exchanges and redemptions of, shares held in an IRA or other tax-qualified plan will not be currently taxable.

                            The International Equity Portfolio is expected to be subject to foreign withholding taxes with respect to dividends or interest received from sources in foreign countries. The Portfolio may make an election to treat a proportionate amount of such taxes as a distribution to each shareholder. This would allow each shareholder to either (1) credit such proportionate amount of taxes against U.S. federal income tax liability; or (2) take such amount as an itemized deduction.

                            The Treasury Money Market Portfolio is designed to provide shareholders, to the extent permitted by federal law, with income that is exempt or excluded from taxation at the state or local level. Please consult your tax adviser as to the status of distributions by the Portfolio in your state.

                            For more information regarding the taxation of the Portfolios, consult the SAI under the heading "Additional Information Concerning Taxes." You also should consult your tax adviser for information regarding state and local tax consequences and the applicability of any foreign taxes or U.S. withholding taxes with respect to your specific situation.

 55
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

   THE ADVISER

   MVA, subject to the general supervision of the Fund's Board of Directors, is responsible for the day-to-day management of the Portfolios in accordance with each Portfolio's respective investment objective and policies. This includes making investment decisions, buying and selling securities and overseeing the administration and recordkeeping for each Portfolio.

   In exchange for these services, MVA receives an investment advisory fee, which is calculated daily and paid monthly, according to the average daily net assets of each Portfolio. For the fiscal year ended November 30, 1998, the Portfolios paid MVA advisory fees as follows:

                                                     INVESTMENT ADVISORY FEES
                      PORTFOLIO                        AS A % OF NET ASSETS
                                                  ------------------------------
     Treasury Money Market Portfolio                            .35%
                                                  ------------------------------
     Money Market Portfolio                                     .35%
                                                  ------------------------------
     U.S. Government Securities Portfolio                       .45%
                                                  ------------------------------
     Intermediate Corporate Bond Portfolio                      .35%
                                                  ------------------------------
     Bond Index Portfolio                                       .24%
                                                  ------------------------------
     Government & Corporate Bond Portfolio                      .45%
                                                  ------------------------------
     Balanced Portfolio                                         .75%
                                                  ------------------------------
     Equity Income Portfolio                                    .62%
                                                  ------------------------------
     Equity Index Portfolio                                     .23%
                                                  ------------------------------
     Growth & Income Equity Portfolio                           .55%
                                                  ------------------------------
     Growth Equity Portfolio                                    .75%
                                                  ------------------------------
     Small Cap Equity Portfolio                                 .75%
                                                  ------------------------------
     Small Cap Equity Index Portfolio*                          .40%
                                                  ------------------------------
     International Equity Portfolio                            1.00%
    -----------------------------------------------------------------------------

    * The Portfolio commenced operations on December 30, 1998 and the fee shown is that which currently is in effect.

   THE SUB-ADVISER

   Clay Finlay, Inc., an experienced international investment manager, serves as sub-adviser to the International Equity Portfolio and is responsible for the management of the Portfolio's assets. Clay Finlay manages the Portfolio under the guidance and direction of MVA and according to its sub-advisory agreement with MVA. For its services, Clay Finlay receives from MVA a monthly fee based on a percentage of the Portfolio's average daily net assets.

   Founded in 1982, Clay Finlay is a registered investment adviser and a wholly-owned subsidiary of United Asset Management Corporation, a financial services holding company. Clay Finlay's principal office is located at 200 Park Avenue, 56th Floor, New York, NY 10166.

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             MANAGEMENT OF THE FUND

                                                                              56
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

   INTRODUCTION

   The financial highlights tables presented below are intended to help you understand the financial performance of each Portfolio's Institutional Shares for the past five years (or, if shorter, the period since the Portfolio began operations or the particular shares were first offered). Certain information reflects financial results for a single Institutional Share in each Portfolio. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in Institutional Shares, assuming reinvestment of all dividends and distributions. This information has been audited by KPMG LLP, independent auditors, whose report, along with the Portfolios' financial statements, are included in the Fund's Annual Report to Shareholders, and are incorporated by reference into the SAI. The Small Cap Equity Index Portfolio did not conduct investment operations during the periods covered by the tables.

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             FINANCIAL HIGHLIGHTS

 57
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

                                                         INSTITUTIONAL SHARES
                                           (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                            YEAR ENDED NOVEMBER 30,     JANUARY 26, 1995 TO
                                           1998      1997      1996     NOVEMBER 30, 1995(a)
   NET ASSET VALUE, BEGINNING OF PERIOD   $  1.00   $  1.00   $  1.00         $  1.00
   -----------------------------------------------------------------------------------------
   INVESTMENT ACTIVITIES
     Net investment income                  0.043     0.044     0.044           0.042
   -----------------------------------------------------------------------------------------
       Total from Investment Activities     0.043     0.044     0.044           0.042
   -----------------------------------------------------------------------------------------
   DISTRIBUTIONS
     Net investment income                 (0.043)   (0.044)   (0.044)         (0.042)
   -----------------------------------------------------------------------------------------
       Total Distributions                 (0.043)   (0.044)   (0.044)         (0.042)
   -----------------------------------------------------------------------------------------
   NET ASSET VALUE, END OF PERIOD         $  1.00   $  1.00   $  1.00         $  1.00
   -----------------------------------------------------------------------------------------
       Total Return                          4.40%     4.53%     4.46%           4.94%(b)
   RATIOS/SUPPLEMENTARY DATA:
     Net Assets at end of period (000)    $   236   $   233   $   299         $    28
     Ratio of expenses to average net
       assets                                0.81%     0.77%     0.79%           0.92%(c)
     Ratio of net investment income to
       average net assets                    4.30%     4.44%     4.39%           5.76%(c)
     Ratio of expenses to average net
       assets*                               0.96%     0.92%     0.94%           1.07%(c)

      * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

     (a) Period from commencement of operations.

     (b) Represents the total return for Investor A Shares from December 1, 1994 to January 25, 1995 plus the total return for Institutional Shares from January 26, 1995 to November 30, 1995.

     (c) Annualized.

   FINANCIAL HIGHLIGHTS                   TREASURY MONEY MARKET PORTFOLIO

                                                                              58
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

                                                           INSTITUTIONAL SHARES
                                             (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                                         YEAR ENDED NOVEMBER 30,
                                             1998       1997       1996       1995     1994(a)
    NET ASSET VALUE, BEGINNING OF PERIOD   $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
    -------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES
      Net investment income                  0.048      0.048      0.047      0.052      0.033
    -------------------------------------------------------------------------------------------
        Total from Investment Activities     0.048      0.048      0.047      0.052      0.033
    -------------------------------------------------------------------------------------------
    DISTRIBUTIONS
      Net investment income                 (0.048)    (0.048)    (0.047)    (0.052)    (0.033)
    -------------------------------------------------------------------------------------------
        Total Distributions                 (0.048)    (0.048)    (0.047)    (0.052)    (0.033)
    -------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD         $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
    -------------------------------------------------------------------------------------------
        Total Return                          4.95%      4.93%      4.81%      5.33%      3.34%
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets at end of period (000)    $28,536    $22,022    $15,921    $13,340    $10,295
      Ratio of expenses to average net
        assets                                0.78%      0.77%      0.78%      0.77%      0.78%
      Ratio of net investment income to
        average net assets                    4.84%      4.83%      4.70%      5.20%      3.48%
      Ratio of expenses to average net
        assets*                               0.93%      0.92%      0.93%      0.92%      0.95%

    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

   (a) On January 3, 1994, the Portfolio issued a new series of Shares which were designated as "Institutional" Shares. The financial highlights presented for periods prior to January 3, 1994 represent the financial highlights applicable to Investor Shares.

   FINANCIAL HIGHLIGHTS                            MONEY MARKET PORTFOLIO

 59
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

                                                         INSTITUTIONAL SHARES
                                           (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                                       YEAR ENDED NOVEMBER 30,
                                            1998       1997      1996      1995     1994(a)
    NET ASSET VALUE, BEGINNING OF PERIOD   $10.58    $ 10.64    $10.82    $10.02    $11.20
    ---------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES
      Net investment income                  0.57       0.56      0.62      0.63      0.61
      Net realized and unrealized gains
        (losses) from investments            0.12      (0.04)    (0.15)     0.80     (1.00)
    ---------------------------------------------------------------------------------------
        Total from Investment Activities     0.69       0.52      0.47      1.43     (0.39)
    ---------------------------------------------------------------------------------------
    DISTRIBUTIONS
      Net investment income                 (0.57)     (0.58)    (0.62)    (0.63)    (0.61)
      In excess of net realized gains          --         --     (0.03)       --     (0.18)
    ---------------------------------------------------------------------------------------
        Total Distributions                 (0.57)     (0.58)    (0.65)    (0.63)    (0.79)
    ---------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD         $10.70    $ 10.58    $10.64    $10.82    $10.02
    ---------------------------------------------------------------------------------------
        Total Return                         6.67%      5.10%     4.55%    14.69%    (3.46)%
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets at end of period (000)    $6,140    $ 7,049    $2,232    $  667    $   51
      Ratio of expenses to average net
        assets                               0.97%      0.97%     0.96%     0.97%     0.95%
      Ratio of net investment income to
        average net assets                   5.34%      5.52%     5.75%     5.91%     6.54%
      Ratio of expenses to average net
        assets*                              1.07%      1.07%     1.06%     1.07%     1.16%
      Portfolio Turnover**                  54.57%    100.33%    53.76%    93.76%    50.00%

    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

    ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

   (a) On June 7, 1994, the Portfolio issued a new series of Shares which were designated as "Institutional" Shares. The financial highlights presented for periods prior to June 7, 1994 represent the financial highlights applicable to Investor Shares.

   FINANCIAL HIGHLIGHTS              U.S. GOVERNMENT SECURITIES PORTFOLIO

                                                                              60
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

                                                                    INSTITUTIONAL SHARES
                                                      (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                                           YEAR ENDED           FEBRUARY 10, 1997 TO
                                                        NOVEMBER 30, 1998       NOVEMBER 30, 1997(a)
    NET ASSET VALUE, BEGINNING OF PERIOD                      $10.11                   $10.00
    --------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES
      Net investment income                                     0.61                     0.53
      Net realized and unrealized gains from
        investments                                             0.29                     0.11
    --------------------------------------------------------------------------------------------------
        Total from Investment Activities                        0.90                     0.64
    --------------------------------------------------------------------------------------------------
    DISTRIBUTIONS
      Net investment income                                    (0.61)                   (0.53)
      Net realized gains                                       (0.11)                      --
    --------------------------------------------------------------------------------------------------
        Total Distributions                                    (0.72)                   (0.53)
    --------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                            $10.29                   $10.11
    --------------------------------------------------------------------------------------------------
        Total Return                                            9.32%                    6.60%(b)
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets at end of period (000)                       $1,124                   $   27
      Ratio of expenses to average net assets                   1.07%                    0.29%(c)
      Ratio of net investment income to average net
        assets                                                  5.72%                    7.06%(c)
      Ratio of expenses to average net assets*                  1.18%                    1.31%(c)
      Portfolio Turnover**                                      9.65%                   61.98%

    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

    ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

   (a) Period from commencement of operations.

   (b) Not annualized.

   (c) Annualized.

   FINANCIAL HIGHLIGHTS             INTERMEDIATE CORPORATE BOND PORTFOLIO

 61
-

                                                                    INSTITUTIONAL SHARES
                                                      (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                                           YEAR ENDED           FEBRUARY 10, 1997 TO
                                                        NOVEMBER 30, 1998       NOVEMBER 30, 1997(a)
    NET ASSET VALUE, BEGINNING OF PERIOD                      $10.17                   $10.00
    --------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES
      Net investment income                                     0.62                     0.53
      Net realized and unrealized gains from
        investments                                             0.31                     0.17
    --------------------------------------------------------------------------------------------------
        Total from Investment Activities                        0.93                     0.70
    --------------------------------------------------------------------------------------------------
    DISTRIBUTIONS
      Net investment income                                    (0.62)                   (0.53)
      Net realized gains                                       (0.03)                      --
    --------------------------------------------------------------------------------------------------
        Total Distributions                                    (0.65)                   (0.53)
    --------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                            $10.45                   $10.17
    --------------------------------------------------------------------------------------------------
        Total Return                                            9.47%                    7.20%(b)
    RATIOS/SUPPLEMENTARY DATA:
      Net assets at the end of period (000)                   $7,034                   $   27
      Ratio of expenses to average net assets                   0.79%                    0.24%(c)
      Ratio of net investment income to average net
        assets                                                  5.77%                    7.09%(c)
      Ratio of expenses to average net assets*                  0.91%                    0.95%(c)
      Portfolio Turnover**                                     33.37%                   46.16%

    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

    ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

   (a) Period from commencement of operations.

   (b) Not annualized.

   (c) Annualized.

   FINANCIAL HIGHLIGHTS                              BOND INDEX PORTFOLIO

                                                                              62
-

                                                          INSTITUTIONAL SHARES
                                            (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                                        YEAR ENDED NOVEMBER 30,
                                             1998       1997       1996      1995     1994(a)
    NET ASSET VALUE, BEGINNING OF PERIOD   $ 10.37    $ 10.34    $ 10.53    $ 9.64    $10.65
    -----------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES
      Net investment income                   0.57       0.56       0.64      0.61      0.60
      Net realized and unrealized gains
        (losses) from Investments             0.37       0.03      (0.19)     0.89     (0.94)
    -----------------------------------------------------------------------------------------
        Total from Investment Activities      0.94       0.59       0.45      1.50     (0.34)
    -----------------------------------------------------------------------------------------
    DISTRIBUTIONS
      Net investment income                  (0.57)     (0.56)     (0.64)    (0.61)    (0.60)
      In excess of net realized gains           --         --         --        --     (0.07)
    -----------------------------------------------------------------------------------------
        Total Distributions                  (0.57)     (0.56)     (0.64)    (0.61)    (0.67)
    -----------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD         $ 10.74    $ 10.37    $ 10.34    $10.53    $ 9.64
    -----------------------------------------------------------------------------------------
        Total Return                          9.30%      6.00%      4.51%    15.98%    (3.32)%
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets at end of period (000)    $20,835    $16,954    $14,875    $9,413    $5,965
      Ratio of expenses to average net
        assets                                0.96%      0.95%      0.95%     0.95%     0.96%
      Ratio of net investment income to
        average net assets                    5.41%      5.55%      6.06%     6.01%     6.03%
      Ratio of expenses to average net
        assets*                               1.06%      1.05%      1.05%     1.05%     1.07%
      Portfolio Turnover**                   91.14%    140.72%    149.20%    59.32%    50.00%

    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

    ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between classes of shares issued.

   (a) On January 3, 1994, the Portfolio issued a new series of Shares which were designated as "Institutional" Shares. The financial highlights presented for periods prior to January 3, 1994 represent the financial highlights applicable to Investor Shares.

   FINANCIAL HIGHLIGHTS             GOVERNMENT & CORPORATE BOND PORTFOLIO

 63
-

                                                           INSTITUTIONAL SHARES
                                             (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                                         YEAR ENDED NOVEMBER 30,
                                             1998       1997       1996       1995     1994(a)
    NET ASSET VALUE, BEGINNING OF PERIOD   $ 13.23    $ 12.54    $ 11.62    $  9.60    $ 10.22
    -------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES
      Net investment income                   0.28       0.31       0.32       0.31       0.28
      Net realized and unrealized gains
        (losses) from investments             0.83       1.49       1.34       2.02      (0.48)
    -------------------------------------------------------------------------------------------
        Total from Investment Activities      1.11       1.80       1.66       2.33      (0.20)
    -------------------------------------------------------------------------------------------
    DISTRIBUTIONS
      Net investment income                  (0.28)     (0.37)     (0.32)     (0.31)     (0.29)
      In excess of net investment income        --      (0.03)        --         --         --
      Net realized gains                     (1.47)     (0.71)     (0.42)        --         --
      In excess of net realized gains           --         --         --         --      (0.13)
    -------------------------------------------------------------------------------------------
        Total Distributions                  (1.75)     (1.11)     (0.74)     (0.31)     (0.42)
    -------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD         $ 12.59    $ 13.23    $ 12.54    $ 11.62    $  9.60
    -------------------------------------------------------------------------------------------
        Total Return                          9.38%     15.52%     15.08%     24.67%     (2.00)%
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets at end of period (000)    $70,962    $61,655    $54,731    $36,827    $22,723
      Ratio of expenses to average net
        assets                                1.26%      1.27%      1.27%      1.27%      1.27%
      Ratio of net investment income to
        average net assets                    2.23%      2.56%      2.78%      2.97%      2.77%
      Ratio of expenses to average net
        assets*                               1.36%      1.37%      1.37%      1.37%      1.40%
      Portfolio Turnover**                   47.79%     43.60%     85.16%     58.16%     49.00%

    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

    ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

   (a) On January 3, 1994, the Portfolio issued a new series of Shares which were designated as "Institutional" Shares. The financial highlights presented for periods prior to January 3, 1994 represent the financial highlights applicable to Investor Shares.

   FINANCIAL HIGHLIGHTS                                BALANCED PORTFOLIO

                                                                              64
-

                                                                    INSTITUTIONAL SHARES
                                                      (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                                           YEAR ENDED             MARCH 7, 1997 TO
                                                        NOVEMBER 30, 1998       NOVEMBER 30, 1997(a)
    NET ASSET VALUE, BEGINNING OF PERIOD                      $11.56                   $10.00
    --------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES
      Net investment income                                     0.18                     0.19
      Net realized and unrealized gains from
        investments                                             0.98                     1.56
    --------------------------------------------------------------------------------------------------
        Total from Investment Activities                        1.16                     1.75
    --------------------------------------------------------------------------------------------------
    DISTRIBUTIONS
      Net investment income                                    (0.19)                   (0.19)
      Net realized gains                                       (2.29)                      --
    --------------------------------------------------------------------------------------------------
        Total Distributions                                    (2.48)                   (0.19)
    --------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                            $10.24                   $11.56
    --------------------------------------------------------------------------------------------------
        Total Return                                           11.82%                   17.64%(b)
    RATIOS/SUPPLEMENTARY DATA:
      Net assets at end of period (000)                       $   35                   $    1
      Ratio of expenses to average net assets                   1.23%                    0.37%(c)
      Ratio of net investment income to average net
        assets                                                  1.40%                    2.34%(c)
      Ratio of expenses to average net assets*                  1.32%                    1.60%(c)
      Portfolio Turnover**                                     98.32%                   48.33%

    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

    ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

   (a) Period from commencement of operations.

   (b) Not annualized.

   (c) Annualized.

   FINANCIAL HIGHLIGHTS                           EQUITY INCOME PORTFOLIO

 65
-

                                                                    INSTITUTIONAL SHARES
                                                      (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                                           YEAR ENDED              MAY 1, 1997 TO
                                                        NOVEMBER 30, 1998       NOVEMBER 30, 1997(a)
    NET ASSET VALUE, BEGINNING OF PERIOD                     $ 11.94                   $ 10.00
    --------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES
      Net investment income                                     0.10                      0.10
      Net realized and unrealized gains from
        investments                                             2.63                      1.94
    --------------------------------------------------------------------------------------------------
        Total from Investment Activities                        2.73                      2.04
    --------------------------------------------------------------------------------------------------
    DISTRIBUTIONS
      Net investment income                                    (0.11)                    (0.10)
      Net realized gains                                       (0.02)                       --
    --------------------------------------------------------------------------------------------------
        Total Distributions                                    (0.13)                    (0.10)
    --------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                           $ 14.54                   $ 11.94
    --------------------------------------------------------------------------------------------------
        Total Return                                           23.01%                    20.40%(b)
    RATIOS/SUPPLEMENTARY DATA:
      Net assets at end of period (000)                      $10,944                   $     8
      Ratio of expenses to average net assets                   0.91%                     0.46%(c)
      Ratio of net investment income to average net
        assets                                                  0.63%                     1.30%(c)
      Ratio of expenses to average net assets*                  1.03%                     1.19%(c)
      Portfolio Turnover**                                     14.83%                     1.66%

    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

    ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

   (a) Period from commencement of operations.

   (b) Not annualized.

   (c) Annualized.

   FINANCIAL HIGHLIGHTS                            EQUITY INDEX PORTFOLIO

                                                                              66
-

                                                         INSTITUTIONAL SHARES
                                           (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                                       YEAR ENDED NOVEMBER 30,
                                             1998      1997      1996      1995     1994(a)
    NET ASSET VALUE, BEGINNING OF PERIOD   $  21.12   $ 18.67   $ 16.29   $ 12.70   $ 14.74
    ---------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES
      Net investment income                    0.12      0.12      0.20      0.23      0.20
      Net realized and unrealized gains
        (losses) from investments              1.58      3.95      3.33      3.74     (0.17)
    ---------------------------------------------------------------------------------------
        Total from Investment Activities       1.70      4.07      3.53      3.97      0.03
    ---------------------------------------------------------------------------------------
    DISTRIBUTIONS
      Net investment income                   (0.11)    (0.13)    (0.20)    (0.24)    (0.21)
      In excess of net investment income      (0.01)    (0.03)    (0.01)       --        --
      Net realized gains                      (3.57)    (1.46)    (0.94)    (0.14)    (0.18)
      In excess of net realized gains            --        --        --        --     (1.68)
    ---------------------------------------------------------------------------------------
        Total Distributions                   (3.69)    (1.62)    (1.15)    (0.38)    (2.07)
    ---------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD         $  19.13   $ 21.12   $ 18.67   $ 16.29   $ 12.70
    ---------------------------------------------------------------------------------------
        Total Return                           9.36%    23.90%    23.08%    31.88%     0.19%
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets at end of period (000)    $107,133   $92,515   $72,950   $40,228   $21,897
      Ratio of expenses to average net
        assets                                 1.04%     1.04%     1.05%     1.05%     1.05%
      Ratio of net investment income to
        average net assets                     0.60%     0.60%     1.19%     1.58%     1.41%
      Ratio of expenses to average net
        assets*                                1.14%     1.14%     1.15%     1.15%     1.16%
      Portfolio Turnover**                    91.23%    57.11%    63.90%    58.50%    65.00%

    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

    ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

   (a) On January 3, 1994, the Portfolio issued a new series of Shares which were designated as "Institutional" Shares. The financial highlights presented for periods prior to January 3, 1994 represent the financial highlights applicable to Investor Shares.

   FINANCIAL HIGHLIGHTS                  GROWTH & INCOME EQUITY PORTFOLIO

 67
-

                                                                   INSTITUTIONAL SHARES
                                                      (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
                                                                    DECEMBER 2, 1997 TO
                                                                   NOVEMBER 30, 1998(a)
    NET ASSET VALUE, BEGINNING OF PERIOD                                  $ 16.27
    -------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES
      Net investment loss                                                   (0.04)
      Net realized and unrealized gains from
        investments                                                          3.70
    -------------------------------------------------------------------------------------------------
        Total from Investment Activities                                     3.66
    -------------------------------------------------------------------------------------------------
    DISTRIBUTIONS
      In excess of net investment income                                    (0.01)
    -------------------------------------------------------------------------------------------------
        Total Distributions                                                 (0.01)
    -------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                                        $ 19.92
    -------------------------------------------------------------------------------------------------
        Total Return                                                        19.56%(b)
    RATIOS/SUPPLEMENTARY DATA:
      Net assets at end of period (000)                                   $ 7,720
      Ratio of expenses to average net assets                                1.36%(c)
      Ratio of net investment loss to average net
        assets                                                              (0.28)%(c)
      Ratio of expenses to average net assets*                               1.46%(c)
      Portfolio Turnover**                                                  54.33%

    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

    ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

   (a) Period from initial public investment.

   (b) Not annualized.

   (c) Annualized.

   FINANCIAL HIGHLIGHTS                           GROWTH EQUITY PORTFOLIO

                                                                              68
-

                                                           INSTITUTIONAL SHARES
                                             (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                                         YEAR ENDED NOVEMBER 30,
                                             1998       1997       1996       1995     1994(a)
    NET ASSET VALUE, BEGINNING OF PERIOD   $ 14.98    $ 13.36    $ 13.40    $ 11.96    $ 13.14
    -------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES
      Net investment loss                    (0.07)      (0.04)     (0.01)     (0.01)     (0.03)
      Net realized and unrealized gains
        (losses) from Investments            (1.87)       2.48      1.03       2.36       0.86
    -------------------------------------------------------------------------------------------
        Total from Investment Activities     (1.94)       2.44      1.02       2.35       0.83
    -------------------------------------------------------------------------------------------
    DISTRIBUTIONS
      In excess of net investment income        --         --      (0.01)         --        --
      Net realized gains                     (1.19)      (0.82)     (1.05)     (0.91)     (1.78)
      In excess of net realized gains        (0.03)         --        --         --      (0.23)
    -------------------------------------------------------------------------------------------
        Total Distributions                  (1.22)      (0.82)     (1.06)     (0.91)     (2.01)
    -------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD         $ 11.82    $ 14.98    $ 13.36    $ 13.40    $ 11.96
    -------------------------------------------------------------------------------------------
        Total Return                        (14.17)%     19.41%     8.39%     21.43%      7.11%
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets at end of period (000)    $25,037    $34,395    $30,081    $17,620    $ 5,633
      Ratio of expenses to average net
        assets                                1.25%      1.25%      1.26%      1.26%      1.25%
      Ratio of net investment loss to
        average net assets                   (0.45)%     (0.29)%    (0.13)%    (0.11)%    (0.41)%
      Ratio of expenses to average net
        assets*                               1.35%      1.35%      1.36%      1.36%      1.37%
      Portfolio Turnover**                   69.72%     80.23%     65.85%     83.13%     85.00%

    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

    ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

   (a) On January 3, 1994, the Portfolio issued a new series of Shares which were designated as "Institutional" Shares. The financial highlights presented for periods prior to January 3, 1994 represent the financial highlights applicable to Investor Shares.

   FINANCIAL HIGHLIGHTS                        SMALL CAP EQUITY PORTFOLIO

 69
-

                                                             INSTITUTIONAL SHARES
                                               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                                YEAR ENDED NOVEMBER 30,          APRIL 4, 1994 TO
                                            1998     1997     1996     1995    NOVEMBER 30, 1994(a)
    NET ASSET VALUE, BEGINNING OF PERIOD   $11.97   $12.03   $10.75   $ 9.90          $10.00
    -----------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES
      Net investment income (loss)             --    (0.03)    0.01     0.01          (0.01)
      Net realized and unrealized gains
        (losses) from Investments and
        foreign currency                     1.78     0.33     1.27     0.86          (0.09)
    -----------------------------------------------------------------------------------------------
        Total from Investment Activities     1.78     0.30     1.28     0.87          (0.10)
    -----------------------------------------------------------------------------------------------
    DISTRIBUTIONS
      Net investment income                 (0.01)      --       --       --              --
      In excess of net investment income    (0.06)   (0.05)      --       --              --
      Net realized gains                    (0.43)   (0.31)      --    (0.01)             --
      Tax return of capital                    --       --       --    (0.01)             --
    -----------------------------------------------------------------------------------------------
        Total Distributions                 (0.50)   (0.36)      --    (0.02)             --
    -----------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD         $13.25   $11.97   $12.03   $10.75          $ 9.90
    -----------------------------------------------------------------------------------------------
        Total Return                        15.37%    2.59%   11.91%    8.78%          (1.00)%(b)
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets at end of period (000)    $8,058   $6,798   $6,059   $2,159          $  197
      Ratio of expenses to average net
        assets                               1.58%    1.59%    1.44%    1.44%           1.70%(c)
      Ratio of net investment income
        (loss) to average net assets         0.01%   (0.21)%   0.16%    0.13%          (0.48)%(c)
      Ratio of expenses to average net
        assets*                              1.75%    1.75%    1.76%    1.75%           2.17%(c)
      Portfolio Turnover**                  88.95%   75.18%   77.63%   62.78%          21.00%

    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

    ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

   (a) On April 24, 1994, the Portfolio issued an additional series of Shares which were designated as "Institutional" Shares. The financial highlights presented for the period April 4, 1994 to April 24, 1994 represent the financial highlights applicable to Trust Shares.

   (b) Not annualized.

   (c) Annualized.

   FINANCIAL HIGHLIGHTS                    INTERNATIONAL EQUITY PORTFOLIO

                                                                              70
-

[Back Cover Page]

Where to find more information

You'll find more information about the Portfolios in the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS
The Fund's annual and semi-annual reports contain more information about each Portfolio and a discussion about the market conditions and investment strategies that had a significant effect on each Portfolio's performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI contains detailed information about the Portfolios and their policies. By law, it's incorporated by reference into (considered to be part of) this prospectus.

You can get a free copy of these documents, request other information about the Portfolios and make shareholder inquiries by calling the Fund at 1-800-452-2724 or by writing to:

Mercantile Mutual Funds, Inc.
P.O. Box 78069
St. Louis, Missouri 63175

If you buy your shares through a broker-dealer or other financial institution, you may contact your institution for more information.

You can write to the Securities and Exchange Commission (SEC) Public Reference Section and ask them to mail you information about the Portfolios, including the SAI. They'll charge you a fee for this service. You can also visit the SEC Public Reference Room and copy the documents while you're there. For information about the operation of the Public Reference Room, call the SEC.

Public Reference Section of the SEC
Washington, DC  20549-6009
1-800-SEC-0330

Reports and other information about the Portfolios are also available on the SEC's website at http://www.sec.gov.

The Fund's Investment Company Act File No. is 811-3567

MERCANTILE MUTUAL FUNDS, INC.
PROSPECTUS
MARCH 31, 1999

MONEY MARKET PORTFOLIOS

Treasury Money Market Portfolio
Money Market Portfolio
Tax-Exempt Money Market Portfolio

Investor A Shares and Investor B Shares


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved any shares of these Portfolios or determined if this prospectus is truthful or complete. Anyone who tells you otherwise is committing a criminal offense.

                                                                        CONTENTS

                                                RISK/RETURN SUMMARY

                                        LOGO
                                        LOGO
                                                  3  Overview
                                                  4  Treasury Money Market Portfolio
                                                  7  Money Market Portfolio
                                                 11  Tax-Exempt Money Market Portfolio
                                                 14  Additional Information on Risk
                                                YOUR ACCOUNT

                                        LOGO
                                        LOGO
                                                 15  Distribution Arrangements/Sales Charges
                                                 17  Explanation of Sales Price
                                                 18  How to Buy Shares
                                                 19  How to Sell Shares
                                                 21  Investor Programs
                                                 23  General Transaction Policies
                                                DISTRIBUTIONS AND TAXES

                                        LOGO
                                        LOGO
                                                 24  Dividends and Distributions
                                                 25  Taxation
                                                MANAGEMENT OF THE FUND

                                        LOGO
                                        LOGO
                                                 26  The Adviser
                                                FINANCIAL HIGHLIGHTS

                                        LOGO
                                        LOGO
                                                 27  Introduction
                                                 28  Treasury Money Market Portfolio
                                                 29  Money Market Portfolio
                                                 30  Tax-Exempt Money Market Portfolio

 logo
 logo
             RISK/RETURN SUMMARY                                 OVERVIEW

                                      This prospectus describes the Mercantile Money Market
                                      Portfolios, three investment portfolios offered by
                                      Mercantile Mutual Funds, Inc. (the "Fund"). The Fund was
                                      formerly known as The ARCH Fund(R), Inc. On the following
                                      pages, you will find important information about each
                                      Portfolio, including:
                                      - A description of the Portfolio's investment objective
                                      (sometimes referred to as its goal);
                                      - The Portfolio's principal investment strategies (the steps it takes to try to meet its goal);
                                      - The principal risks associated with the Portfolio (factors that may prevent it from meeting its goal);
                                      - The Portfolio's past performance (how successful it's been in meeting its goal); and
                                      - The fees and expenses (including sales charges) you pay as an investor in the Portfolio.

    WHO MAY WANT TO INVEST IN         The Treasury Money Market Portfolio may be appropriate for
    THE MERCANTILE MONEY MARKET       investors who want a way to earn money market returns from
    PORTFOLIOS?                       U.S. Treasury obligations that are generally exempt from
                                      state and local taxes. The Money Market Portfolio may be
                                      appropriate for investors who want a flexible and convenient way to manage cash while earning money market returns. The
                                      Tax-Exempt Money Market Portfolio may be appropriate for
                                      investors who want a way to earn money market returns that are generally exempt from federal income tax; however, the
                                      Portfolio is NOT an appropriate investment for tax-deferred retirement accounts, such as IRAs, because its return before taxes is generally lower than that of a taxable fund.

                                      Before investing in a Portfolio, you should carefully
                                      consider:
                                      - Your own investment goals
                                      - The amount of time you are willing to leave your money
                                      invested
                                      - How much risk you are willing to take.

    THE INVESTMENT ADVISER            Mississippi Valley Advisors Inc. ("MVA" or the "Adviser")
                                      serves as the investment adviser to each Portfolio. Founded in 1987, MVA is a subsidiary of Mercantile Bancorporation
                                      Inc., a regional banking and financial services
                                      organization, and has its main office at One Mercantile
                                      Center, Seventh and Washington Streets, St. Louis, Missouri
                                      63101. As of December 31, 1998, MVA had approximately $9.9 billion in assets under management, including the Fund's
                                      assets, which were approximately $4.3 billion.

                                      An investment in the Portfolios is not a Mercantile Bank
                                      deposit and is not insured or guaranteed by the Federal
                                      Deposit Insurance Corporation or any other government
                                      agency. Although the Portfolios seek to preserve the value of your investment at $1.00 per share, it is possible to
                                      lose money by investing in the Portfolios.

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                                                      TREASURY MONEY
             RISK/RETURN SUMMARY                      MARKET PORTFOLIO


                                      INVESTMENT OBJECTIVE
                                      The Portfolio's investment objective is to seek a high level of current income exempt from state income tax consistent
                                      with liquidity and security of principal.

                                      PRINCIPAL INVESTMENT STRATEGIES
                                      The Portfolio invests substantially all (but not less than
                                      65%) of its total assets in money market instruments issued by the U.S. Treasury and certain U.S. Government agencies
                                      and instrumentalities that provide income that is generally not subject to state income tax.

                                      PRINCIPAL RISK CONSIDERATIONS
                                      The yield paid by the Portfolio will vary with changes in
                                      interest rates.
                                      Although U.S. Government securities, particularly U.S.
                                      Treasury obligations, have historically involved little
                                      risk, if an issuer fails to pay interest or repay principal, the value of your investment could decline.

                                      The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may
                                      advance the Portfolio's investment objective. It is
                                      possible, however, that these evaluations will prove to be inaccurate.

                                      There's no guarantee the Portfolio will be able to preserve the value of your investment at $1.00 per share.

    MONEY MARKET INSTRUMENTS are
    short-term obligations
    issued by banks,
    corporations, the U.S.
    Government and state and
    local governments. Money
    market instruments purchased
    by the Portfolios must meet
    strict requirements as to
    investment quality, maturity
    and diversification. The
    Portfolios generally do not
    invest in securities with
    maturities of more than 397
    days and the average
    maturity of all securities
    held by a particular
    Portfolio must be 90 days or
    less. Prior to purchasing a
    money market instrument for
    one of the Portfolios, the
    Adviser must determine that
    the instrument carries very
    little credit risk.

  TREASURY MONEY
  MARKET PORTFOLIO
  RISK/RETURN SUMMARY

    RETURN HISTORY                                                                           INVESTOR A SHARES
    The bar chart and table on this page                                            YEAR-BY-YEAR TOTAL RETURNS
    show the Portfolio's annual returns and                                      (AS OF DECEMBER 31 EACH YEAR)
    long-term performance, thereby giving                                              [STATED IN PERCENTAGES]
    some indication of the risk of
    investing in the Portfolio. The bar
    chart shows how the performance of the
    Portfolio's Investor A Shares has
    varied from year to year. The table
    shows the Portfolio's average annual
    returns for one year, five years and
    since inception. Both the bar chart and
    table assume reinvestment of all
    dividends and distributions. The
    Portfolio's past performance does not
    necessarily indicate how it will
    perform in the future.

                                                                    TREASURY MONEY MARKET PORTFOLIO
                                                                    -------------------------------
'93'                                                                             3.22
'94'                                                                             2.43
'95'                                                                             3.33
'96'                                                                             4.96
'97'                                                                             4.43
'98'                                                                             4.54

                                              Best quarter:  1.26% for the
                                                             quarter ending
                                                             June 30, 1995
                                              Worst quarter: 0.58% for the
                                                             quarter ending
                                                             June 30, 1993

                                                     AVERAGE ANNUAL TOTAL
                                                     RETURNS
                                                     for the periods ended
                                                     December 31, 1998

                                                                                              SINCE
                                            1 YEAR                  5 YEARS                 INCEPTION*
   Investor A Shares                        4.34%                    4.32%                    3.84%

   * April 20, 1992.

   To obtain the Portfolio's current 7-day yield, please call 1-800-452-2724.

  TREASURY MONEY
  MARKET PORTFOLIO
   RISK/RETURN SUMMARY

                                             FEES AND EXPENSES

                                                  ANNUAL PORTFOLIO OPERATING EXPENSES
                                                  (EXPENSES THAT ARE DEDUCTED FROM THE
                                                  PORTFOLIO'S ASSETS)                            INVESTOR A SHARES

    The table on the right shows the fees and expenses that you pay if you buy and hold
    Investor A Shares of the Treasury Money
    Market Portfolio. There are no sales charges when you buy or sell Investor A Shares of the Portfolio.

                                                  Management Fees                                       .40%(1)
                                                  Distribution (12b-1) and Service Fees                 .25%
                                                  Other Expenses                                        .31%(1)
                                                  Total Annual Portfolio Operating Expenses             .96%(1)

                                     (1) Management Fees, Other Expenses and
                                         Total Annual Portfolio Operating
                                         Expenses for the Portfolio's Investor A
                                         Shares for the current fiscal year are
                                         expected to be less than the amounts
                                         shown above because certain of the
                                         Portfolio's service providers are
                                         voluntarily waiving a portion of their
                                         fees and/or reimbursing the Portfolio
                                         for certain other expenses. These fee
                                         waivers and/or reimbursements are being
                                         made in order to keep the annual fees
                                         and expenses for the Portfolio's
                                         Investor A Shares at a certain level.
                                         MANAGEMENT FEES, OTHER EXPENSES AND
                                         TOTAL ANNUAL PORTFOLIO OPERATING
                                         EXPENSES, AFTER TAKING THESE FEE
                                         WAIVERS AND EXPENSE REIMBURSEMENTS INTO
                                         ACCOUNT, ARE EXPECTED TO BE .35%, .20%
                                         AND .80%, RESPECTIVELY, FOR INVESTOR A
                                         SHARES. These fee waivers and expense
                                         reimbursements may be revised or
                                         cancelled at any time.

                                                               EXAMPLE

                                                                               1        3      5        10
                                                                             YEAR   YEARS   YEARS    YEARS
                                                INVESTOR A SHARES            $98    $306    $531    $1,178

   This example will help you
   compare the cost of
   investing in the Portfolio
   with the cost of investing
   in other mutual funds. The
   example assumes that you
   invest $10,000 for the time
   periods shown, reinvest all
   of your dividends and
   distributions, and then sell
   all of your shares at the
   end of those periods. The
   example also assumes that
   your investment has a 5%
   return each year and the
   Portfolio's operating
   expenses remain the same.
   Although your actual costs
   may be higher or lower,
   based on these assumptions
   your costs would be:

                                        6
-

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                                                             MONEY MARKET
             RISK/RETURN SUMMARY                         PORTFOLIO


                                      INVESTMENT OBJECTIVE
                                      The Portfolio's investment objective is to seek current
                                      income with liquidity and stability of principal.

                                      PRINCIPAL INVESTMENT STRATEGIES
                                      The Portfolio invests substantially all (but not less than
                                      80%) of its total assets in a broad range of money market
                                      instruments, including commercial paper, notes and bonds
                                      issued by U.S. and foreign corporations, obligations issued by the U.S. Government and its agencies and
                                      instrumentalities, and obligations issued by U.S. and
                                      foreign banks, such as certificates of deposit, letters of credit, bankers' acceptances and time deposits.

                                      The Portfolio will only buy a money market instrument if it has the highest short-term rating from at least two
                                      nationally recognized statistical rating organizations, such as Standard & Poor's Ratings Group or Moody's Investors
                                      Service, Inc., or only one such rating if only one
                                      organization has rated the instrument. If the money market instrument is not rated, the Adviser must determine that it is of comparable quality to eligible rated instruments.

                                      PRINCIPAL RISK CONSIDERATIONS
                                      The yield paid by the Portfolio will vary with short-term
                                      interest rates.
                                      Although credit risk is very low because the Portfolio only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your
                                      investment could decline.

                                      The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may
                                      advance the Portfolio's investment objective. It is
                                      possible, however, that these evaluations will prove to be inaccurate.

                                      There's no guarantee the Portfolio will be able to preserve the value of your investment at $1.00 per share.

                                                             MONEY MARKET
   RISK/RETURN SUMMARY                                   PORTFOLIO

    RETURN HISTORY                                                                           INVESTOR A SHARES
    The bar chart and table on this page                                            YEAR-BY-YEAR TOTAL RETURNS
    show the Portfolio's annual returns and                                      (AS OF DECEMBER 31 EACH YEAR)
    long-term performance, thereby giving                                              [STATED IN PERCENTAGES]
    some indication of the risk of
    investing in the Portfolio. The bar
    chart shows how the performance of the
    Portfolio's Investor A Shares has
    varied from year to year. The table
    shows the Portfolio's average annual
    returns for one year, five years, ten
    years and since inception. Both the bar
    chart and table assume reinvestment of
    all dividends and distributions. The
    Portfolio's past performance does not
    necessarily indicate how it will
    perform in the future.

                                                                        MONEY MARKET PORTFOLIO
                                                                        ----------------------
'1989'                                                                           9.19
'90'                                                                             8.03
'91'                                                                             5.45
'92'                                                                             3.06
'93'                                                                             2.51
'94'                                                                             3.58
'95'                                                                             5.36
'96'                                                                             4.78
'97'                                                                             4.96
'98'                                                                              4.9

                                      The returns for Investor B Shares differed from the returns shown in the bar chart, because the two classes bear different expenses.
                                              Best quarter:  2.36% for the
                                                             quarter ending
                                                             June 30, 1989
                                              Worst quarter: 0.61% for the
                                                             quarter ending
                                                             June 30, 1993

                                                     AVERAGE ANNUAL TOTAL
                                                     RETURNS
                                                     for the periods ended
                                                     December 31, 1998

                                                                                                              SINCE
                                                           1 YEAR          5 YEARS          10 YEARS        INCEPTION*
   Investor A Shares                                        4.90%           4.71%            5.16%            5.37%
   Investor B Shares**
   (with applicable contingent deferred sales charge)     (0.88)%           4.08%            4.93%            3.14%

    * March 24, 1983.
   ** Investor B Shares of the Portfolio commenced operations on January 26,
      1996. Average annual total returns for prior periods reflect the performance of the Portfolio's Investor A Shares which has been restated to reflect the applicable contingent deferred sales charges payable on redemptions of Investor B Shares within six years of the date of purchase. Investor B Shares are subject to distribution and service fees at a maximum annual rate of 1.00% of the Portfolio's Investor B Shares assets. Had the performance of Investor A Shares been restated to reflect these distribution and service fees, average annual total returns would have been lower.

   To obtain the Portfolio's current 7-day yield, please call 1-800-452-2724.

                                        8
-

   The table on this page
   shows the fees and expenses
   that you pay if you buy and
   hold Investor A Shares or
   Investor B Shares of the
   Money Market Portfolio.
                                                             MONEY MARKET
   RISK/RETURN SUMMARY                                   PORTFOLIO

                                             FEES AND EXPENSES

                                                  SHAREHOLDER FEES                   INVESTOR A   INVESTOR B
                                                  (FEES YOU PAY DIRECTLY)                SHARES     SHARES

                                                  Maximum sales charge (load) to
                                                  buy shares, shown as a % of the
                                                  offering price                        None          None
                                                  Maximum deferred sales charge
                                                  (load) shown as a % of the
                                                  offering price or sale price,
                                                  whichever is less                     None         5.00%(1)

                                                  ANNUAL PORTFOLIO OPERATING
                                                  EXPENSES
                                                  (EXPENSES THAT ARE DEDUCTED FROM   INVESTOR A    INVESTOR B
                                                  THE PORTFOLIO'S ASSETS)             SHARES           SHARES

                                                  Management Fees                       .40%(2)       .40%(2)
                                                  Distribution (12b-1) and Service
                                                  Fees                                  .25%         1.00%
                                                  Other Expenses                        .28%(2)       .28%(2)
                                                  Total Annual Portfolio Operating
                                                  Expenses                              .93%(2)      1.68%(2)

                                     (1) This amount applies if you sell your
                                         shares in the first year after purchase
                                         and gradually declines until it is
                                         eliminated after six years. After eight
                                         years, Investor B Shares will
                                         automatically convert to Investor A
                                         Shares. See "Distribution Arrangements/
                                         Sales Charges" below.

                                     (2) Management Fees, Other Expenses and
                                         Total Annual Portfolio Operating
                                         Expenses for the Portfolio's Investor A
                                         Shares and Investor B Shares for the
                                         current fiscal year are expected to be
                                         less than the amounts shown above
                                         because certain of the Portfolio's
                                         service providers are voluntarily
                                         waiving a portion of their fees and/or
                                         reimbursing the Portfolio for certain
                                         other expenses. These fee waivers
                                         and/or reimbursements are being made in
                                         order to keep the annual fees and
                                         expenses for the Portfolio's Investor A
                                         Shares and Investor B Shares at certain
                                         levels. MANAGEMENT FEES, OTHER EXPENSES
                                         AND TOTAL ANNUAL PORTFOLIO OPERATING
                                         EXPENSES, AFTER TAKING THESE FEE
                                         WAIVERS AND EXPENSE REIMBURSEMENTS INTO
                                         ACCOUNT, ARE EXPECTED TO BE .35%, .19%
                                         AND .79%, RESPECTIVELY, FOR INVESTOR A
                                         SHARES AND .35%, .19% AND 1.54%,
                                         RESPECTIVELY, FOR INVESTOR B SHARES.
                                         These fee waivers and expense
                                         reimbursements may be revised or
                                         cancelled at any time.

                                        9
-

                                                             MONEY MARKET
   RISK/RETURN SUMMARY                                   PORTFOLIO

   This example will help you
   compare the cost of
   investing in the Portfolio
   with the cost of investing
   in other mutual funds. The
   example assumes that you
   invest $10,000 for the time
   periods shown, reinvest all
   of your dividends and
   distributions, and then sell
   all of your shares at the
   end of those periods. The
   example also assumes that
   your investment has a 5%
   return each year, the
   Portfolio's operating
   expenses remain the same and
   your Investor B Shares
   automatically convert to
   Investor A Shares after
   eight years. Although your
   actual costs may be higher
   or lower, based on these
   assumptions your costs would
   be:
                                             EXAMPLE

                                                                                   1       3        5       10
                                                                                YEAR   YEARS    YEARS    YEARS
                                                  INVESTOR A SHARES             $ 95   $296    $  515   $1,143
                                                  INVESTOR B SHARES             $671   $830    $1,113   $1,788
                                                  If you hold Investor B
                                                  Shares, you would pay the
                                                  following expenses if you
                                                  did not sell your shares:
                                                                                $171   $530    $  913   $1,788

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                                                         TAX-EXEMPT MONEY
             RISK/RETURN SUMMARY                      MARKET PORTFOLIO


                                      INVESTMENT OBJECTIVE
                                      The Portfolio's investment objective is to seek as high a
                                      level of current interest income exempt from federal income tax as is consistent with liquidity and stability of
                                      principal.

                                      PRINCIPAL INVESTMENT STRATEGIES
                                      The Portfolio normally invests at least 80% of its total
                                      assets in short-term municipal securities that pay interest which is exempt from federal income tax. Municipal
                                      securities purchased by the Portfolio may include general
                                      obligation securities, revenue securities and private
                                      activity bonds. General obligation securities are secured by the issuer's full faith, credit and taxing power. Revenue
                                      securities are usually payable only from revenues derived
                                      from specific facilities or revenue sources. Private
                                      activity bonds are usually revenue obligations since they
                                      are typically payable by the private user of the facilities financed by the bonds. The interest on private activity
                                      bonds may be subject to the federal alternative minimum tax.
                                      Investments in private activity bonds will not be treated as investments in municipal securities for purposes of the 80%
                                      requirement stated above.
                                      The Portfolio will only buy a municipal security if it has the highest short-term rating from at least two nationally recognized statistical rating organizations, such as
                                      Standard & Poor's Ratings Group or Moody's Investors
                                      Service, Inc., or one such rating if only one organization has rated the security. If the security is not rated, the
                                      Adviser must determine that it is of comparable quality to eligible rated securities.

                                      PRINCIPAL RISK CONSIDERATIONS
                                      The yield paid by the Portfolio will vary with changes in
                                      interest rates.
                                      Although credit risk is very low because the Portfolio only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your
                                      investment could decline. The ability of a state or local
                                      government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax
                                      revenues and changes in the level of federal, state or local aid. Some municipal securities are payable only from limited revenue sources or by private entities.
                                      The Portfolio is not diversified, which means that it can
                                      invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one
                                      investment held by the Portfolio may affect the overall
                                      value of the Portfolio more than it would affect a
                                      diversified portfolio.
                                      The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may
                                      advance the Portfolio's investment objective. It is
                                      possible, however, that these evaluations will prove to be inaccurate.
                                      There's no guarantee the Portfolio will be able to preserve the value of your investment at $1.00 per share.

    WHAT ARE MUNICIPAL
    SECURITIES?
    State and local governments
    issue municipal securities
    to raise money to finance
    public works, to repay
    outstanding obligations, to
    raise funds for general
    operating expenses and to
    make loans to other public
    institutions. Some municipal
    securities, known as private
    activity bonds, are backed
    by private entities and are
    used to finance various
    non-public projects.
    Municipal securities, which
    can be issued as bonds,
    notes or commercial paper,
    usually have fixed interest
    rates, although some have
    interest rates that change
    from time to time.

                                                         TAX-EXEMPT MONEY
   RISK/RETURN SUMMARY                                   MARKET PORTFOLIO

    RETURN HISTORY()+                                                                        INVESTOR A SHARES
    The bar chart and table on this page                                            YEAR-BY-YEAR TOTAL RETURNS
    show the Portfolio's annual returns and                                      (AS OF DECEMBER 31 EACH YEAR)
    long-term performance, thereby giving                                              [STATED IN PERCENTAGES]
    some indication of the risk of
    investing in the Portfolio. The bar
    chart shows how the performance of the
    Portfolio's Investor A Shares has
    varied from year to year. The table
    shows the Portfolio's average annual
    returns for one year, five years, ten
    years and since inception. Both the bar
    chart and table assume reinvestment of
    all dividends and distributions. The
    Portfolio's past performance does not
    necessarily indicate how it will
    perform in the future.

                                                                   TAX-EXEMPT MONEY MARKET PORTFOLIO
                                                                   ---------------------------------
'1989'                                                                           6.07
'90'                                                                              5.5
'91'                                                                             3.73
'92'                                                                             2.24
'93'                                                                             1.72
'94'                                                                             2.13
'95'                                                                             3.04
'96'                                                                             2.77
'97'                                                                             2.89
'98'                                                                             2.68

                                              Best quarter:  1.58% for the
                                                             quarter ending
                                                             June 30, 1989
                                              Worst quarter: 0.39% for the
                                                             quarter ending
                                                             March 31, 1994

                                                     AVERAGE ANNUAL TOTAL
                                                     RETURNS
                                                     for the periods ended
                                                     December 31, 1998

                                                                                                                SINCE
                                                         1 YEAR            5 YEARS          10 YEARS         INCEPTION*
   Investor A Shares                                      2.68%             2.70%             3.27%             3.42%

   + The Portfolio commenced operations on July 10, 1986 as a separate investment portfolio (the "Predecessor Portfolio") of The ARCH Tax-Exempt Trust. On October 2, 1995, the Predecessor Portfolio was reorganized as a new portfolio of the Fund. Prior to the reorganization, the Predecessor Portfolio offered and sold shares that were similar to the Fund's Investor A Shares. Total returns for periods prior to October 2, 1995 reflect the performance of the Predecessor Portfolio.

   * July 10, 1986.

   To obtain the Portfolio's current 7-day yield, please call 1-800-452-2724.

                                                         TAX-EXEMPT MONEY
   RISK/RETURN SUMMARY                                MARKET PORTFOLIO

   This example will help you
   compare the cost of
   investing in the Portfolio
   with the cost of investing
   in other mutual funds. The
   example assumes that you
   invest $10,000 for the time
   periods shown, reinvest all
   of your dividends and
   distributions, and then
   sell all of your shares at
   the end of those periods.
   The example also assumes
   that your investment has a
   5% return each year and the
   Portfolio's operating
   expenses remain the same.
   Although your actual costs
   may be higher or lower,
   based on these assumptions
   your costs would be:

                                             FEES AND EXPENSES

                                                  ANNUAL PORTFOLIO OPERATING EXPENSES
                                                  (EXPENSES THAT ARE DEDUCTED FROM THE         INVESTOR A
                                                  PORTFOLIO'S ASSETS)                            SHARES

    The table on the right shows the fees
    and expenses that you pay if you
    buy and hold Investor A Shares of the
    Tax-Exempt Money Market Portfolio.
    There are no sales charges when you
    buy or sell Investor A Shares of the
    Portfolio.

                                                  Management Fees                              .40%(1)
                                                  Distribution (12b-1) and Service Fees         .25%
                                                  Other Expenses                                .19%
                                                  Total Annual Portfolio Operating Expenses    .84%(1)

                                     (1) Management Fees and Total Annual
                                         Portfolio Operating Expenses for the
                                         Portfolio's Investor A Shares for the
                                         current fiscal year are expected to be
                                         less than the amounts shown above
                                         because the Advisor is voluntarily
                                         waiving a portion of its advisory fee.
                                         This fee waiver is being made in order
                                         to keep the annual fees and expenses
                                         for the Portfolio's Investor A Shares
                                         at a certain level. MANAGEMENT FEES AND
                                         TOTAL ANNUAL PORTFOLIO OPERATING
                                         EXPENSES, AFTER TAKING THIS FEE WAIVER
                                         INTO ACCOUNT, ARE EXPECTED TO BE .35%,
                                         AND .79%, RESPECTIVELY, FOR INVESTOR A
                                         SHARES. This fee waiver may be revised
                                         or cancelled at any time.

                                             EXAMPLE

                                                                               1        3      5        10
                                                                             YEAR   YEARS   YEARS    YEARS
                                                INVESTOR A SHARES            $86    $268    $466    $1,037

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             RISK/RETURN SUMMARY           ADDITIONAL INFORMATION ON RISK

   The principal risks of investing in each Portfolio are described on the previous pages. The following supplements that discussion.

   SECURITIES LENDING

   To obtain interest income, the Treasury Money Market Portfolio and Money Market Portfolio may lend their securities to broker-dealers, banks or institutional borrowers pursuant to agreements requiring that the loans be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. There is the risk that, when lending portfolio securities, the securities may not be available to the Portfolio on a timely basis. Therefore, the Portfolio may lose the opportunity to sell the securities at a desirable price. Additionally, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

   TEMPORARY DEFENSIVE POSITIONS

   Each Portfolio may temporarily hold investments that are not part of its main investment strategy during unfavorable market conditions. These investments may include cash (which will not earn any income) and, in the case of the Tax-Exempt Money Market Portfolio, short-term taxable money market instruments not to exceed 20% of the Portfolio's assets. This strategy could prevent a Portfolio from achieving its investment objective.

   OTHER TYPES OF INVESTMENTS

   This prospectus describes each Portfolio's principal investment strategies and the particular types of securities in which each Portfolio principally invests. Each Portfolio may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies -- and the risks involved -- are described in detail in the Statement of Additional Information ("SAI"), which is referred to on the back cover of this prospectus.

   YEAR 2000 RISKS

   As with other mutual funds, financial and business organizations and individuals around the world, the Portfolios could be adversely affected if the computer systems used by the Adviser and the Portfolios' other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This possibility is commonly known as the Year 2000 or "Y2K" problem. The Adviser is taking steps to address the Y2K problem with respect to the computer systems that it uses and to obtain assurances that comparable steps are being taken by the Portfolios' other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Portfolios. The Y2K problem could have a negative impact on the issuers of securities in which the Portfolios invest, which could hurt the Portfolios' investment returns.

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                                               DISTRIBUTION ARRANGEMENTS/
                                               SALES CHARGES
             YOUR ACCOUNT

   SHARE CLASSES

   Each Portfolio offers Investor A Shares. The Money Market Portfolio also offers Investor B Shares. The primary difference between the share classes is the sales charge structure and distribution/service fee arrangement.

     TYPES OF CHARGES                     INVESTOR A SHARES                     INVESTOR B SHARES

     Sales Charge (Load)                  None.                                 A contingent deferred sales charge
                                                                                (CDSC) is assessed on shares
                                                                                redeemed within six years of
                                                                                purchase. Investor B Shares
                                                                                automatically convert to Investor
                                                                                A Shares eight years after
                                                                                purchase.
     Distribution (12b-1) and Service     Subject to annual distribution and    Subject to annual distribution and
     Fees                                 shareholder servicing fees of up      shareholder servicing fees of up
                                          to 0.25% of a Portfolio's average     to 1.00% of a Portfolio's average
                                          daily net assets attributable to      daily net assets attributable to
                                          its Investor A Shares.                its Investor B Shares.

                                               DISTRIBUTION ARRANGEMENTS/
   YOUR ACCOUNT                            SALES CHARGES

   CALCULATION OF SALES CHARGES
   INVESTOR B SHARES

    For purposes of calculating the CDSC, all                       NUMBER OF               CDSC AS A % OF
    purchases made during a calendar month are                     YEARS SINCE              DOLLAR AMOUNT
    considered to be made on the first day of that                   PURCHASE           SUBJECT TO THE CHARGE
    month. The CDSC is based on the value of the                    1 or less                    5.0%
    Investor B Shares on the date that they are sold                   1-2                       4.0%
    or the original cost of the shares, whichever is                   2-3                       3.0%
    lower. To keep your CDSC as low as possible each                   3-4                       3.0%
    time you sell shares, the Fund will first sell                     4-5                       2.0%
    any shares in your account that are not subject                    5-6                       1.0%
    to a CDSC. If there are not enough of these, the               more than 6                   None
    Fund will sell the shares that have the lowest
    CDSC.

   No CDSC is assessed on redemptions of Investor B Shares if:

   - The shares were purchased with reinvested dividends or capital gains distributions.

   - The shares were purchased through an exchange of Investor B Shares of another Portfolio.

   - The redemption represents a distribution from a qualified retirement plan under Section 403(b)(7) of the Internal Revenue Code, due to death, disability or the attainment of a specified age.

   - The redemption is in connection with the death or disability of the shareholder.

   - You participate in the Automatic Withdrawal Plan and your annual withdrawals do not exceed 12% of your account's value.

   - Your account falls below the Portfolio's minimum account size, and the Fund liquidates your account (see page 23).

   - The redemption results from a tax-free return of an excess contribution, pursuant to Section 408(d)(4) or (5) of the Internal Revenue Code.

   DISTRIBUTION AND SERVICE FEES

   Investor A Shares of the Portfolios pay distribution (12b-1) and shareholder service fees at an annual rate of up to 0.25% of each Portfolio's Investor A Share assets. Investor B Shares of the Money Market Portfolio pay distribution (12b-1) and shareholder service fees at an annual rate of up to 1.00% of the Portfolio's Investor B Share assets. The Fund has adopted separate distribution and service plans under Rule 12b-1 that allow each Portfolio to pay fees from its Investor A Share and/or Investor B Share assets for selling and distributing Investor A Shares or Investor B Shares, as the case may be, and for services provided to shareholders. Because 12b-1 fees are paid on an ongoing basis, over time they increase the cost of your investment and may cost more than other sales charges.

   CONVERTING INVESTOR B SHARES TO INVESTOR A SHARES

   Eight years after you buy Investor B Shares of the Money Market Portfolio, they will automatically convert to Investor A Shares of the Portfolio. This allows you to benefit from the lower annual expenses of Investor A Shares.

                                       16
-

   YOUR ACCOUNT                                EXPLANATION OF SALES PRICE

                                      Shares of each class in a Portfolio are sold at their net
                                      asset value (NAV). The NAV for each class of shares of a
                                      Portfolio is determined as of 12:00 noon (Eastern time) and as of the close of regular trading on the New York Stock
                                      Exchange (currently 4:00 p.m., Eastern time) on every
                                      business day. The NAV for a class of shares is determined by adding the value of the Portfolio's investments, cash and
                                      other assets attributable to a particular share class,
                                      subtracting the Portfolio's liabilities attributable to that class and then dividing the result by the total number of
                                      shares in the class that are outstanding.
                                      - Each Portfolio's investments are valued at amortized cost, which is approximately equal to market value.
                                      - If you properly place a purchase order (see "How to Buy
                                      Shares" on page 18) that is delivered to the Fund before
                                        12:00 noon (Eastern time) on any business day with respect to the Treasury Money Market Portfolio and Tax-Exempt
                                        Money Market Portfolio or by 3:00 p.m. (Eastern time) on
                                        any business day with respect to the Money Market
                                        Portfolio, the order receives the share price next
                                        determined if the Fund receives payment in federal funds
                                        or other immediately available funds by 4:00 p.m. (Eastern time) that day. If payment is not received by that time,
                                        your order will be cancelled. If you properly place a
                                        purchase order that is delivered to the Fund after 12:00
                                        noon (Eastern time) with respect to the Treasury Money
                                        Market Portfolio and Tax-Exempt Money Market Portfolio or
                                        after 3:00 p.m. (Eastern time) with respect to the Money
                                        Market Portfolio, the order will be placed the following
                                        business day.

    BUSINESS DAYS DEFINED
    A business day is any day
    that both the New York Stock
    Exchange and the Federal
    Reserve Bank of St. Louis
    are open for business.
    Currently, the Fund observes
    the following holidays: New
    Year's Day, Martin Luther
    King Jr. Day, Presidents'
    Day, Good Friday, Memorial
    Day (observed), Independence
    Day (observed), Labor Day,
    Columbus Day, Veterans' Day,
    Thanksgiving and Christmas.

   YOUR ACCOUNT                                         HOW TO BUY SHARES

                                                                                      TO OPEN          TO ADD TO
                                                           MINIMUM INVESTMENTS      YOUR ACCOUNT     YOUR ACCOUNT
                                                        Regular accounts               $1,000            $100
                                                        -----------------------------------------------------------
                                                        Sweep program
                                                        through your
                                                        financial institution            None            None
                                                        -----------------------------------------------------------
                                                        Wrap fee program
                                                        through your
                                                        financial institution            None            None
                                                        -----------------------------------------------------------
                                                        Payroll Deduction
                                                        Program*                         None             $25
                                                        -----------------------------------------------------------
                                                        Automatic Exchange                          $1,000 minimum
                                                        Program*                       $5,000       account balance
                                                        -----------------------------------------------------------
                                                        Automatic
                                                        Investment Program*               $50             $50

                                         * See Investor Programs below.
Investing in the Mercantile Money
   Market Portfolios is quick and
   convenient. You can purchase
   Investor A Shares in any of the
   following ways:
    - THROUGH A BROKER-DEALER
      ORGANIZATION. You can
      purchase shares through any
      broker-dealer organization
      that has a sales agreement
      with the Fund's distributor.
      The broker-dealer
      organization is responsible
      for sending your purchase
      order to the Fund.
    - THROUGH A FINANCIAL
      ORGANIZATION. You can
      purchase shares through any
      financial organization that
      has entered into a servicing
      agreement with the Fund. The
      financial organization is
      responsible for sending your
      purchase order to the Fund.
    - DIRECTLY FROM THE FUND BY MAIL. Just complete an account application and send it, along with a check for at least the minimum purchase amount, to:
      Mercantile Mutual Funds, Inc., P.O. Box 78069 -- Tram 001/128/41-6, St. Louis, Missouri 63178. To make additional investments once you've opened your account, send your check to the address above together with the detachable form that's included with your Fund statement or confirmation of a prior transaction or a letter stating the amount of your investment, the name of the Portfolio you want to invest in and your account number.
Investor B Shares of the Money Market Portfolio are available for purchase only by those investors participating in the Mercantile Asset Adviser Program. Otherwise, Investor B Shares of the Money Market Portfolio are available only to holders of Investor B Shares of another of the Fund's portfolios who wish to exchange such shares for Investor B Shares of the Money Market Portfolio. For further information on the Mercantile Asset Adviser Program, contact your broker-dealer or other financial organization or call the Fund at 1-800-452-2724. See "Investor Programs" below for more information on the Fund's exchange privilege.
In addition, you may call the Fund at 1-800-452-2724 for more information on how to buy shares.

   YOUR ACCOUNT                                        HOW TO SELL SHARES

   SELLING RECENTLY
   PURCHASED SHARES
   If you attempt to
   sell shares you
   recently purchased
   with a personal
   check, the Fund may
   delay processing
   your request until
   it collects payment
   for those shares.
   This process may
   take up to 15 days,
   so if you plan to
   sell shares shortly
   after purchasing
   them, you may want
   to consider
   purchasing shares
   with a certified or
   bank check or via
   electronic transfer
   to avoid delays.

                                 You can arrange to get money out of your account by selling some or all of your shares. This is known as "redeeming"
                                 your shares. You can redeem your shares in the following
                                 ways:
                                 - THROUGH A BROKER-DEALER OR OTHER FINANCIAL
                                 ORGANIZATION. If you purchased your shares through a
                                   broker-dealer or other financial organization, your
                                   redemption order should be placed through the same
                                   organization. The organization is responsible for sending
                                   your redemption order to the Fund on a timely basis.
                                 - BY MAIL. Send your written redemption request to:
                                 Mercantile Mutual Funds, Inc., P.O. Box 78069 -- Tram
                                   001/128/41-6, St. Louis, Missouri 63178. Your request must include the name of the Portfolio, the number of shares or the dollar amount you want to sell, your account number,
                                   your social security or tax identification number and the
                                   signature of each registered owner of the account. Your
                                   request also must be accompanied by any share certificates that are properly endorsed for transfer. Additional
                                   documents may be required for certain types of
                                   shareholders, such as corporations, partnerships,
                                   executors, trustees, administrators or guardians.
                                 The Fund's transfer agent may require a signature guarantee unless the redemption proceeds are payable to the
                                   shareholder of record and the redemption is either mailed
                                   to the shareholder's address of record or electronically
                                   transferred to the account designated on the original
                                   account application. A signature guarantee helps prevent
                                   fraud, and you may obtain one from most banks and
                                   broker-dealers. Contact your broker-dealer or other
                                   financial organization or the Fund for more information on signature guarantees.
                                 - BY TELEPHONE. You may redeem your shares by telephone if you have selected that option on your account application.
                                   Call the Fund at 1-800-452-2724 with your request. You may have your proceeds mailed to your address or transferred
                                   electronically to the bank account designated on your
                                   account application. If you have not previously selected
                                   the telephone privilege, you may add this feature by
                                   providing written instructions to the Fund's transfer
                                   agent. If you have difficulty getting through to the Fund
                                   because of unusual market conditions, consider selling
                                   your shares by mail.

   YOUR ACCOUNT                                        HOW TO SELL SHARES

   You may sell your Portfolio shares at any time. Your shares will be sold at the NAV next determined after the Fund accepts your order (see page 19). The proceeds of the sale of Investor B Shares of the Money Market Portfolio will be reduced by the applicable CDSC. If your order to sell is received and accepted by the Fund before 12:00 noon (Eastern time) on a business day with respect to the Treasury Money Market Portfolio and Tax-Exempt Money Market Portfolio or before 3:00 p.m. (Eastern time) on a business day with respect to the Money Market Portfolio, your proceeds normally will be sent electronically the same day or mailed by check the next business day. If your order to sell is received and accepted by the Fund after 12:00 noon (Eastern time) on a business day with respect to the Treasury Money Market Portfolio and Tax-Exempt Money Market Portfolio or after 3:00 p.m. (Eastern time) on a business day with respect to the Money Market Portfolio, or on a non-business day, your proceeds will normally be sent electronically the next business day (or mailed by check the second business day thereafter). If your account holds both Investor A Shares and Investor B Shares, be sure to specify which shares you are selling. Otherwise, Investor A Shares will be sold first.

   YOUR ACCOUNT                                         INVESTOR PROGRAMS

   It's also easy to buy or sell shares of the Portfolios by using one of the programs described below.

   AUTOMATIC INVESTMENT PROGRAM

   You may open an account or make additional investments to an existing account for as little as $50 a month with the Fund's Automatic Investment Program
   (AIP). Under the AIP, you specify the dollar amount to be automatically withdrawn each month from your bank checking account and invested in your Portfolio account. Purchases of Investor A Shares or Investor B Shares will occur on the 5th or 20th day (or the next business day after the 5th or 20th) of each month at the net asset value next determined on the day the order is effected. To take advantage of the AIP, complete the AIP authorization form included with your account application or contact your broker-dealer or other financial organization.

   EXCHANGES

   The exchange privilege enables you to exchange Investor A Shares of one Portfolio for Investor A Shares (or in certain limited circumstances, Trust or Institutional Shares) of another Portfolio and to exchange Investor B Shares of the Money Market Portfolio for Investor B Shares of another Portfolio. Just sign up for the exchange privilege on your account application and contact your broker-dealer or other financial organization when you want to exchange shares. You also may exchange shares by telephoning the Fund directly (call 1-800-452-2724) if you have elected this privilege on your account application. The exchange privilege may be exercised only in those states where the class of shares of the Portfolio being acquired may be legally sold.

   Unless you qualify for a waiver, you will have to pay a sales charge when you exchange Investor A Shares of a Portfolio for Investor A Shares of another Portfolio that imposes a sales charge on purchases.

   You may exchange Investor B Shares of the Money Market Portfolio without paying a CDSC on the exchange. The holding period of the shares originally held and redeemed will be added to the holding period of the new shares acquired through the exchange.

   AUTOMATIC EXCHANGE PROGRAM

   This program lets you automatically exchange shares of one Portfolio for shares of another Portfolio on a regular basis, as long as the shares are of the same class.

   To participate, you must make a minimum initial purchase of $5,000 and maintain a minimum account balance of $1,000. In addition, you must complete the authorization form included with your account application or available from your broker-dealer or other financial organization. In order to change instructions with respect to the Automatic Exchange Program or to discontinue the program, you must send written instructions to your broker-dealer or other financial organization or to the Fund.

   YOUR ACCOUNT                                         INVESTOR PROGRAMS

   AUTOMATIC WITHDRAWAL PLAN

   If the net asset value of your account equals $10,000 or more, you may take advantage of the Fund's Automatic Withdrawal Plan (AWP). With the AWP, you can have monthly, quarterly, semi-annual or annual redemptions of at least $50 from your Portfolio account sent to you via check or to your bank account electronically on the 5th or 20th day of the applicable month of withdrawal. No CDSC will be charged on withdrawals of Investor B Shares of the Money Market Portfolio made through the AWP that don't annually exceed 12% of your account's value.

   To participate in the AWP, complete the AWP application included with your account application or contact your broker-dealer or other financial organization. A signature guarantee will be required. You may terminate your participation in the AWP upon 30 days' notice to your broker-dealer or other financial organization or to the Fund.

   CHECKWRITING PRIVILEGE

   You can sign up for the Fund's checkwriting privilege by completing the signature card that accompanies the account application or by calling your broker-dealer or other financial organization to obtain a signature card. You may write up to six checks per month in an amount per check of $250 or more. The Fund may charge a fee for use of the checkwriting privilege. Please note that you can't write a check to close your account.

   PAYROLL DEDUCTION PROGRAM

   You can make regular investments from your paycheck. The minimum investment is $25 per pay period. Call the Fund at 1-800-452-2724 for an application and further information. The Fund may terminate the program at any time.

   YOUR ACCOUNT                              GENERAL TRANSACTION POLICIES

   The Fund reserves the right to:

     - Vary or waive any minimum investment requirement.

     - Refuse any order to buy shares.

     - Reject any exchange request.

     - Change or cancel the procedures for selling or exchanging shares by telephone at any time.

     - Redeem all shares in your account if your balance falls below $500. If, within 60 days of the Fund's written request, you have not increased your account balance, you may be required to redeem your shares. The Fund will not require you to redeem shares if the value of your account drops below $500 due to fluctuations in net asset value.

     - Send redemption proceeds within seven days after receiving a request, if an earlier payment could adversely affect a Portfolio.

     - Modify or terminate the Automatic Exchange, Automatic Investment and Automatic Withdrawal programs at any time.

     - Modify or terminate the exchange privilege after 60 days' written notice to shareholders.
     - Modify or terminate the checkwriting privilege after 30 days' written notice to shareholders.

     - Make a "redemption in kind." Under abnormal conditions that may make payment in cash unwise, the Fund may offer partial or complete payment in portfolio securities rather than cash at such securities' then-market-value equal to the redemption price. In such cases, you may incur brokerage costs in converting these securities to cash.

   If you elect telephone privileges on the account application or in a letter to the Fund, you may be responsible for any fraudulent telephone orders as long as the Fund has taken reasonable precautions to verify your identity.

   Also, your broker-dealer or other financial organization may establish policies that differ from those of the Funds. For example, the organization may charge transaction fees, set higher minimum investments, or impose certain limitations on purchasing or redeeming shares in addition to those identified in this prospectus. Contact your broker-dealer or other financial organization for details.

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             DISTRIBUTIONS AND TAXES

   DIVIDENDS AND DISTRIBUTIONS

   Each Portfolio declares dividends from net investment income daily and pays them monthly. Although the Portfolios do not expect to realize net long-term capital gains, any capital gains realized will be distributed at least annually.

   Dividends on each share class of the Portfolios are determined in the same manner and are paid in the same amount. However, each share class bears all expenses associated with that particular class. So, because Investor B Shares have higher distribution and service fees than Investor A Shares, the dividends paid to Investor B shareholders will be lower than those paid to Investor A shareholders.

   All of your dividends and capital gains distributions, with respect to a particular Portfolio will be reinvested in additional shares of the same class unless you instruct otherwise on your account application or have redeemed all shares you held in the Portfolio. In such cases, dividends and distributions will be paid in cash.

   DISTRIBUTIONS AND TAXES

                                      TAXATION
                                      As with any investment, you should consider the tax
                                      implications of an investment in the Portfolios. The
                                      following is only a brief summary of some of the important tax considerations generally affecting the Portfolios and
                                      their shareholders under current law, which may be subject to change in the future. Consult your tax adviser with
                                      specific reference to your own tax situation.
                                      - TREASURY MONEY MARKET AND MONEY MARKET PORTFOLIOS
                                       Dividends you receive from these Portfolios, whether paid
                                       in cash or reinvested in additional shares, are generally
                                       considered taxable. Dividends from these Portfolios'
                                       long-term capital gains are taxable as capital gains.
                                       Dividends from other sources are generally taxable as
                                       ordinary income. It is anticipated that substantially all
                                       of the dividends from the Portfolios will be taxable as
                                       ordinary income and not capital gains.
                                      - TAX-EXEMPT MONEY MARKET PORTFOLIO
                                       The Portfolio intends to meet certain federal tax
                                       requirements so that distributions of the tax-exempt
                                       interest it earns may be treated as "exempt-interest
                                       dividends." However, any portion of exempt-interest
                                       dividends attributable to interest on private activity
                                       bonds may increase certain shareholders' alternative
                                       minimum tax. Dividends from the Portfolio's short-term and long-term capital gains are taxable.
                                      - STATE AND LOCAL TAXES
                                       Dividends paid by a Portfolio may be taxable to investors
                                       under state or local law as dividend income even though all or a portion of such dividends may be derived from interest on obligations which, if realized directly, would be exempt from such taxes.
                                       The Treasury Money Market Portfolio is designed to provide shareholders, to the extent permitted by federal law, with income that is exempt or excluded from taxation at the
                                       state or local level. Please consult with a tax adviser as to the status of distributions by the Portfolio in your
                                       state.
                                      For more information regarding the taxation of the
                                      Portfolios, consult the SAI under the heading "Additional
                                      Information Concerning Taxes." You also should consult your tax adviser for information regarding state and local tax
                                      consequences with respect to your specific situation.

    You will be advised at least
    annually regarding the
    federal income tax treatment
    of dividends and
    distributions made to you.
    You should save your account
    statements because they
    contain information you will
    need to calculate your
    capital gains or losses upon
    your ultimate sale or
    exchange of shares in the
    Portfolios.

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             MANAGEMENT OF THE FUND

   THE ADVISER

   MVA, subject to the general supervision of the Fund's Board of Directors, is responsible for the day-to-day management of the Portfolios in accordance with each Portfolio's respective investment objective and policies. This includes making investment decisions, buying and selling securities and overseeing the administration and recordkeeping for each Portfolio.

   In exchange for these services, MVA receives an investment advisory fee, which is calculated daily and paid monthly, according to the average daily net assets of each Portfolio. For the fiscal year ended November 30, 1998, the Portfolios paid MVA advisory fees as follows:

                                             INVESTMENT ADVISORY FEES
                  PORTFOLIO                    AS A % OF NET ASSETS
                                          ------------------------------
     Treasury Money Market Portfolio                    .35%
                                          ------------------------------
     Money Market Portfolio                             .35%
                                          ------------------------------
     Tax-Exempt Money Market Portfolio                  .35%
    ---------------------------------------------------------------------

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             FINANCIAL HIGHLIGHTS

   INTRODUCTION

   The financial highlights tables presented below are intended to help you understand the financial performance of each Portfolio's Investor A Shares and/or Investor B Shares for the past five years (or, if shorter, the period since the Portfolio began operations or the particular shares were first offered). Certain information reflects financial results for a single Investor A Share or Investor B Share in each Portfolio. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in either Investor A Shares or Investor B Shares, assuming reinvestment of all dividends and distributions. This information has been audited by KPMG LLP, independent auditors, whose report, along with the Portfolios' financial statements, are included in the Fund's Annual Report to Shareholders, and are incorporated by reference into the SAI.

   FINANCIAL HIGHLIGHTS                   TREASURY MONEY MARKET PORTFOLIO

                                                          INVESTOR A SHARES
                                          (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                                       YEAR ENDED NOVEMBER 30,
                                            1998      1997      1996      1995     1994(a)
   NET ASSET VALUE, BEGINNING OF PERIOD   $  1.00    $ 1.00    $ 1.00    $ 1.00     $ 1.00
   ----------------------------------------------------------------------------------------
   INVESTMENT ACTIVITIES
     Net investment income                  0.043     0.044     0.044     0.048      0.031
   ----------------------------------------------------------------------------------------
       Total from Investment Activities     0.043     0.044     0.044     0.048      0.031
   ----------------------------------------------------------------------------------------
   DISTRIBUTIONS
     Net investment income                 (0.043)   (0.044)   (0.044)   (0.048)    (0.031)
   ----------------------------------------------------------------------------------------
       Total Distributions                 (0.043)   (0.044)   (0.044)   (0.048)    (0.031)
   ----------------------------------------------------------------------------------------
   NET ASSET VALUE, END OF PERIOD         $  1.00    $ 1.00    $ 1.00    $ 1.00     $ 1.00
   ----------------------------------------------------------------------------------------
       Total Return                          4.40%     4.53%     4.46%     4.93%      3.16%
   RATIOS/SUPPLEMENTARY DATA:
     Net Assets at end of period (000)    $25,665    $8,409    $7,667    $2,776     $1,713
     Ratio of expenses to average net
       assets                                0.81%     0.77%     0.81%     0.78%      0.71%
     Ratio of net investment income to
       average net assets                    4.22%     4.43%     4.35%     4.84%      3.14%
     Ratio of expenses to average net
       assets*                               0.96%     0.92%     0.96%     0.93%      0.94%

    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

   (a) On September 27, 1994, the Portfolio redesignated Investor Shares as "Investor A" Shares.

   FINANCIAL HIGHLIGHTS                            MONEY MARKET PORTFOLIO

                                        (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                                     YEAR ENDED NOVEMBER 30,
                                        -------------------------------------------------
                                           1998         1997         1996         1995
                                        INVESTOR A   INVESTOR A   INVESTOR A   INVESTOR A
                                          SHARES       SHARES       SHARES       SHARES
    NET ASSET VALUE, BEGINNING OF
      PERIOD                             $   1.00     $   1.00     $  1.00      $  1.00
    -------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES
      Net investment income                 0.048        0.048       0.047        0.052
    -------------------------------------------------------------------------------------
        Total from Investment
          Activities                        0.048        0.048       0.047        0.052
    -------------------------------------------------------------------------------------
    DISTRIBUTIONS
      Net investment income                (0.048)      (0.048)     (0.047)      (0.052)
    -------------------------------------------------------------------------------------
        Total Distributions                (0.048)      (0.048)     (0.047)      (0.052)
    -------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD       $   1.00     $   1.00     $  1.00      $  1.00
    -------------------------------------------------------------------------------------
        Total Return                         4.95%        4.93%       4.81%        5.33%
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets at end of period
        (000)                            $203,583     $164,777     $91,166      $64,865
      Ratio of expenses to average net
        assets                               0.78%        0.77%       0.78%        0.77%
      Ratio of net investment income
        to average net assets                4.83%        4.84%       4.70%        5.20%
      Ratio of expenses to average net
        assets*                              0.93%        0.92%       0.93%        0.92%

                                             (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                              YEAR ENDED NOVEMBER 30,
                                        ------------------------------------      JAN. 26, 1996
                                         1994(a)        1998         1997      to Nov. 30, 1996(c)
                                        INVESTOR A   INVESTOR B   INVESTOR B        INVESTOR B
                                          SHARES       SHARES       SHARES            SHARES
    NET ASSET VALUE, BEGINNING OF
      PERIOD                             $  1.00       $ 1.00       $ 1.00            $ 1.00
    -------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES
      Net investment income                0.033        0.041        0.041             0.033
    -------------------------------------------------------------------------------------
        Total from Investment
          Activities                       0.033        0.041        0.041             0.033
    -------------------------------------------------------------------------------------
    DISTRIBUTIONS
      Net investment income               (0.033)      (0.041)      (0.041)           (0.033)
    -------------------------------------------------------------------------------------
        Total Distributions               (0.033)      (0.041)      (0.041)           (0.033)
    -------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD       $  1.00       $ 1.00       $ 1.00            $ 1.00
    -------------------------------------------------------------------------------------
        Total Return                        3.37%        4.17%        4.15%             3.35%(b)
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets at end of period
        (000)                            $48,384       $   84       $   73            $   41
      Ratio of expenses to average net
        assets                              0.78%        1.53%        1.52%             1.47%(d)
      Ratio of net investment income
        to average net assets               3.35%        4.09%        4.10%             3.73%(d)
      Ratio of expenses to average net
        assets*                             0.93%        1.68%        1.67%             1.68%(d)

    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been indicated.

   (a) On September 27, 1994, the Portfolio redesignated Investor Shares as "Investor A" Shares.

   (b) Not annualized.

   (c) Period from commencement of operations.

   (d) Annualized.

   FINANCIAL HIGHLIGHTS                 TAX-EXEMPT MONEY MARKET PORTFOLIO

                                                                   INVESTOR A SHARES
                                                    (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                                                                               YEARS ENDED
                                             YEAR ENDED NOVEMBER 30,     SIX MONTHS ENDED        MAY 31,
                                           ---------------------------     NOVEMBER 30,     -----------------
                                            1998      1997      1996         1995(b)        1995(a)    1994
    NET ASSET VALUE,
      BEGINNING OF PERIOD                  $  1.00   $  1.00   $  1.00       $  1.00        $  1.00   $  1.00
    ---------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES
      Net Investment income                  0.027     0.028     0.028         0.014          0.027     0.017
    ---------------------------------------------------------------------------------------------------------
        Total from Investment Activities     0.027     0.028     0.028         0.014          0.027     0.017
    ---------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS
      Net investment income                 (0.027)   (0.028)   (0.028)       (0.014)        (0.027)   (0.017)
    ---------------------------------------------------------------------------------------------------------
        Total Distributions                 (0.027)   (0.028)   (0.028)       (0.014)        (0.027)   (0.017)
    ---------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD         $  1.00   $  1.00   $  1.00       $  1.00        $  1.00   $  1.00
    ---------------------------------------------------------------------------------------------------------
        Total Return                          2.72%     2.88%     2.83%         1.45%(c)       2.70%     1.73%
    RATIOS/SUPPLEMENTAL DATA:
      Net assets at end of period (000)    $13,980   $15,789   $17,984       $ 5,403        $ 5,138   $ 8,631
      Ratio of expenses to average net
        assets                                0.79%     0.77%     0.75%         0.94%(d)       0.84%     0.76%
      Ratio of net investment income to
        average net assets                    2.68%     2.82%     2.78%         2.87%(d)       2.63%     1.72%
      Ratio of expenses to average net
        assets*                               0.84%     0.82%     0.80%         0.99%(d)       0.93%     0.86%

    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

   (a) On September 27, 1994, the Portfolio redesignated Investor Shares as "Investor A" Shares.

   (b) Upon reorganizing as a portfolio of the Fund on October 2, 1995, the Tax-Exempt Money Market Portfolio changed its fiscal year end from May 31 to November 30.

   (c) Not annualized.

   (d) Annualized.

                      [This Page Intentionally Left Blank]

[Back Cover Page]

Where to find more information

You'll find more information about the Mercantile Money Market Portfolios in the following documents:

Annual and semi-annual reports
The Fund's annual and semi-annual reports contain more information about each Portfolio and a discussion about the market conditions and investment strategies that had a significant effect on each Portfolio's performance during the last fiscal year.

Statement of Additional Information (SAI)
The SAI contains detailed information about the Portfolios and their policies. By law, it's incorporated by reference into (considered to be part of) this prospectus.

You can get a free copy of these documents, request other information about the Portfolios and make shareholder inquiries by calling the Fund at 1-800-452-2724 or by writing to:

Mercantile Mutual Funds, Inc.
P.O. Box 78069
St. Louis, Missouri 63175

If you buy your shares through a broker-dealer or other financial institution, you may contact your institution for more information.

You can write to the Securities and Exchange Commission (SEC) Public Reference Section and ask them to mail you information about the Portfolios, including the SAI. They'll charge you a fee for this service. You can also visit the SEC Public Reference Room and copy the documents while you're there. For information about the operation of the Public Reference Room, call the SEC.

Public Reference Section of the SEC
Washington, DC  20549-6009
1-800-SEC-0330

Reports and other information about the Mercantile Money Market Portfolios are also available on the SEC's website at http://www.sec.gov.







The Fund's Investment Company Act File No. is 811-3567

MERCANTILE MUTUAL FUNDS, INC.
PROSPECTUS
MARCH 31, 1999

TAXABLE BOND PORTFOLIOS

U.S. Government Securities Portfolio
Intermediate Corporate Bond Portfolio
Bond Index Portfolio
Government & Corporate Bond Portfolio

Investor A Shares and Investor B Shares


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved any shares of these Portfolios or determined if this prospectus is truthful or complete. Anyone who tells you otherwise is committing a criminal offense.

                                                                        CONTENTS

                                                RISK/RETURN SUMMARY

                                        LOGO
                                        LOGO
                                                  3  Overview
                                                  4  U.S. Government Securities Portfolio
                                                  8  Intermediate Corporate Bond Portfolio
                                                 13  Bond Index Portfolio
                                                 17  Government & Corporate Bond Portfolio
                                                 22  Additional Information on Risk

                                                YOUR ACCOUNT

                                        LOGO
                                        LOGO
                                                 23  Distribution Arrangements/Sales Charges
                                                 28  Explanation of Sales Price
                                                 29  How to Buy Shares
                                                 30  How to Sell Shares
                                                 31  Investor Programs
                                                 33  General Transaction Policies

                                                DISTRIBUTIONS AND TAXES

                                        LOGO
                                        LOGO
                                                 34  Dividends and Distributions
                                                 35  Taxation

                                                MANAGEMENT OF THE FUND

                                        LOGO
                                        LOGO
                                                 36  The Adviser

                                                FINANCIAL HIGHLIGHTS

                                        LOGO
                                        LOGO
                                                 37  Introduction
                                                 38  U.S. Government Securities Portfolio
                                                 40  Intermediate Corporate Bond Portfolio
                                                 41  Bond Index Portfolio
                                                 42  Government & Corporate Bond Portfolio

 logo
 logo
             RISK/RETURN SUMMARY                                 OVERVIEW


                                      This prospectus describes the Mercantile Taxable Bond
                                      Portfolios, four investment portfolios offered by Mercantile
                                      Mutual Funds, Inc. (the "Fund"). The Fund was formerly known as The ARCH Fund(R), Inc. On the following pages, you will find important information about each Portfolio, including:
                                      - A description of the Portfolio's investment objective
                                      (sometimes referred to as its goal);
                                      - The Portfolio's principal investment strategies (the steps it takes to try to meet its goal);
                                      - The principal risks associated with the Portfolio (factors that may prevent it from meeting its goal);
                                      - The Portfolio's past performance (how successful it's been in meeting its goal); and
                                      - The fees and expenses (including sales charges) you pay as an investor in the Portfolio.

    WHO MAY WANT TO INVEST IN         The Mercantile Taxable Bond Portfolios may be appropriate
    THE MERCANTILE TAXABLE BOND       for investors who seek current income from their investments
    PORTFOLIOS?                       greater than that normally available from a money market
                                      fund and can accept fluctuations in price and yield. The
                                      Portfolios may NOT be appropriate for investors who are
                                      investing for long-term capital appreciation.

                                      Before investing in a Portfolio, you should carefully
                                      consider:
                                      - Your own investment goals
                                      - The amount of time you are willing to leave your money
                                      invested
                                      - How much risk you are willing to take.

    THE INVESTMENT ADVISER            Mississippi Valley Advisors Inc. ("MVA" or the "Adviser")
                                      serves as the investment adviser to each Portfolio. Founded in 1987, MVA is a subsidiary of Mercantile Bancorporation
                                      Inc., a regional banking and financial services
                                      organization, and has its main office at One Mercantile
                                      Center, Seventh and Washington Streets, St. Louis, Missouri
                                      63101. As of December 31, 1998, MVA had approximately $9.9 billion in assets under management, including the Fund's
                                      assets, which were approximately $4.3 billion.

                                      AN INVESTMENT IN THE PORTFOLIOS IS NOT A MERCANTILE BANK
                                      DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL
                                      DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT
                                      AGENCY. YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIOS.

   Risk/Return Summary
 logo
 logo

            U.S. GOVERNMENT
            SECURITIES PORTFOLIO
             RISK/RETURN SUMMARY

   REPURCHASE AGREEMENTS
   are transactions in
   which a Portfolio buys
   securities from a
   seller (usually a bank
   or broker-dealer) who
   agrees to buy them
   back from the
   Portfolio on a certain
   date and at a certain
   price.

   MORTGAGE-BACKED
   SECURITIES are
   certificates
   representing ownership
   interests in a pool of
   mortgage loans, and
   include those issued
   by the Government
   National Mortgage
   Association ("Ginnie
   Maes"), the Federal
   National Mortgage
   Association ("Fannie
   Maes") and the Federal
   Home Loan Mortgage
   Corporation ("Freddie
   Macs").

   PORTFOLIO MANAGER
   David A. Bethke is the
   person primarily
   responsible for the
   day-to- day management
   of the Portfolio. Mr.
   Bethke, Senior
   Associate, joined MVA
   in 1987 and has eight
   years of prior
   investment experience.
   He has managed the
   Portfolio since it
   commenced operations
   in 1988.

                                      INVESTMENT OBJECTIVE
                                      The Portfolio's investment objective is to seek a high rate of current income that is consistent with relative stability of principal.

                                      PRINCIPAL INVESTMENT STRATEGIES
                                      The Portfolio normally invests at least 65% of its total
                                      assets in debt obligations issued or guaranteed by the U.S.
                                      Government and its agencies, including U.S. Treasury bonds, notes and bills, as well as in repurchase agreements backed by such obligations. The Portfolio also invests in
                                      mortgage-backed securities issued by U.S. Government-
                                      sponsored entities such as Ginnie Maes, Fannie Maes and
                                      Freddie Macs. The remaining maturity (I.E., length of time until an obligation must be repaid) of the obligations held by the Portfolio will vary from 1 to 30 years.

                                      PRINCIPAL RISK CONSIDERATIONS
                                      The prices of debt securities tend to move in the opposite direction to interest rates. When rates are rising, the
                                      prices of debt securities tend to fall. When rates are
                                      falling, the prices of debt securities tend to rise.
                                      Generally, the longer the time until maturity, the more
                                      sensitive the price of a debt security is to interest rate changes. Changes in interest rates may also cause certain
                                      debt securities held by the Portfolio, including
                                      mortgage-backed securities, to be paid off much sooner or
                                      later than expected. In the event that a security is paid
                                      off sooner than expected because of a decline in interest
                                      rates, the Portfolio may be unable to recoup all of its
                                      initial investment and may also suffer from having to
                                      reinvest in lower-yielding securities. In the event of a
                                      later than expected payment because of a rise in interest
                                      rates, the value of the obligation will decrease, and the
                                      Portfolio may suffer from the inability to invest in
                                      higher-yielding securities.

                                      The value of debt securities also depends on the ability of issuers to make principal and interest payments. If an
                                      issuer can't meet its payment obligations, the value of its debt securities will fall. Securities issued or guaranteed by the U.S. Government and its agencies have historically
                                      involved little risk of loss of principal if held to
                                      maturity. Certain U.S. Government securities, such as Ginnie
                                      Maes, are supported by the full faith and credit of the U.S.
                                      Treasury. Others, such as Freddie Macs, are supported by the right of the issuer to borrow from the U.S. Treasury. Other securities, such as Fannie Maes, are supported by the
                                      discretionary authority of the U.S. Government to purchase certain obligations of the issuer, and still others are
                                      supported by the issuer's own credit.

                                      Repurchase agreements carry the risk that the other party
                                      may not fulfill its obligations under the agreement.

                                      The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may
                                      advance the Portfolio's investment objective. It is
                                      possible, however, that these evaluations will prove to be inaccurate.

                                                                 U.S. GOVERNMENT
                                                            SECURITIES PORTFOLIO
   RISK/RETURN SUMMARY

   RETURN HISTORY

   The bar chart and table on
   this page show the
   Portfolio's annual returns
   and long-term performance,
   thereby giving some
   indication of the risk of
   investing in the Portfolio.
   The bar chart shows how the
   performance of the
   Portfolio's Investor A
   Shares has varied from year
   to year. The table shows
   how the Portfolio's average
   annual returns for one
   year, five years, ten years
   and since inception compare
   to those of a broad-based
   market index. Both the bar
   chart and table assume
   reinvestment of all
   dividends and
   distributions. The
   Portfolio's past
   performance does not
   necessarily indicate how it
   will perform in the future.

   KNOW YOUR INDEX THE
   LEHMAN BROTHERS
   INTERMEDIATE GOVERNMENT
   BOND INDEX is an
   unmanaged index which
   tracks the performance of
   intermediate-term U.S.
   Government bonds.


                                              INVESTOR A SHARES
                                              YEAR-BY-YEAR TOTAL RETURNS
                                              (AS OF DECEMBER 31 EACH YEAR)
                                    [STATED AS PERCENTAGES]

'1989'                                                                           9.97
'90'                                                                             11.04
'91'                                                                             13.98
'92'                                                                              5.48
'93'                                                                              8.77
'94'                                                                             -2.74
'95'                                                                             14.95
'96'                                                                              3.02
'97'                                                                              6.37
'98'                                                                              6.43

                                      The returns for Investor B Shares differed from the returns shown in the bar chart because the two classes bear different expenses. The bar chart does not reflect any sales charges on purchases of the Portfolio's Investor A Shares. If sales charges were included, returns would be lower than those shown.

                                            Best quarter:  5.40% for the quarter
                                                           ending
                                                           September 30, 1991
                                            Worst quarter: -2.60% for the
                                                           quarter ending
                                                           March 31, 1994

                                                     AVERAGE ANNUAL TOTAL
                                                     RETURNS
                                                     for the periods ended
                                                     December 31, 1998

                                                                                         SINCE
                                                      1 YEAR    5 YEARS    10 YEARS    INCEPTION*
   Investor A Shares
   (with 2.50% sales charge)                          3.80%      4.92%      7.34%        7.26%
   Investor B Shares**
   (with applicable contingent deferred sales
   charge)                                            0.79%      4.52%      7.22%        7.15%

   Lehman Brothers Intermediate Government Bond
   Index                                              8.49%      6.45%      8.34%        8.25%

    * June 2, 1988 for Investor A Shares; May 31, 1988 for the Lehman Brothers Intermediate Government Bond Index.
   ** Investor B Shares of the Portfolio commenced operations on March 1, 1995.
      Average annual total returns for prior periods reflect the performance of the Portfolio's Investor A Shares which has been restated to reflect the applicable contingent deferred sales charges payable on redemptions of Investor B Shares within six years of the date of purchase. Investor B Shares are subject to distribution and service fees at a maximum annual rate of 1.00% of the Portfolio's Investor B Share assets. Had the performance of Investor A Shares been restated to reflect these distribution and service fees, average annual total returns would have been lower.

  U.S. GOVERNMENT
  SECURITIES PORTFOLIO
   RISK/RETURN SUMMARY

                                             FEES AND EXPENSES

                                                  SHAREHOLDER FEES                   INVESTOR A   INVESTOR B
                                                  (FEES YOU PAY DIRECTLY)                SHARES    SHARES

    The table on this page shows the
    fees and expenses that you pay
    if you buy and hold Investor A Shares
    or Investor B Shares of the
    U.S. Government Securities Portfolio.

                                                  Maximum sales charge (load) to
                                                  buy shares, shown as a % of the
                                                  offering price                       2.50%(1)      None
                                                  Maximum deferred sales charge
                                                  (load) shown as a % of the
                                                  offering price or sale price,
                                                  whichever is less                     None        5.00%(2)

                                                  ANNUAL PORTFOLIO OPERATING
                                                  EXPENSES
                                                  (EXPENSES THAT ARE DEDUCTED FROM   INVESTOR A   INVESTOR B
                                                  THE PORTFOLIO'S ASSETS)             SHARES          SHARES

                                                  Management Fees                       .45%         .45%
                                                  Distribution (12b-1) and Service
                                                  Fees                                  .30%        1.00%
                                                  Other Expenses                        .32%(3)      .32%(3)
                                                  Total Annual Portfolio Operating
                                                  Expenses                             1.07%(3)     1.77%(3)

                                     (1) Reduced sales charges may be available.
                                         See "Distribution Arrangements/Sales
                                         Charges" below.

                                     (2) This amount applies if you sell your
                                         shares in the first year after purchase
                                         and gradually declines until it is
                                         eliminated after six years. After eight
                                         years, your Investor B Shares will
                                         automatically convert to Investor A
                                         Shares. See "Distribution Arrangements/
                                         Sales Charges" below.

                                     (3) Other Expenses and Total Annual
                                         Portfolio Operating Expenses for the
                                         Portfolio's Investor A Shares and
                                         Investor B Shares for the current
                                         fiscal year are expected to be less
                                         than the amounts shown above because
                                         certain of the Portfolio's service
                                         providers are voluntarily waiving a
                                         portion of their fees and/or
                                         reimbursing the Portfolio for certain
                                         other expenses. These fee waivers
                                         and/or reimbursements are being made in
                                         order to keep the annual fees and
                                         expenses for the Portfolio's Investor A
                                         Shares and Investor B Shares at certain
                                         levels. OTHER EXPENSES AND TOTAL ANNUAL
                                         PORTFOLIO OPERATING EXPENSES, AFTER
                                         TAKING THESE FEE WAIVERS AND EXPENSE
                                         REIMBURSEMENTS INTO ACCOUNT, ARE
                                         EXPECTED TO BE .22% AND .97%,
                                         RESPECTIVELY, FOR INVESTOR A SHARES AND
                                         .22% AND 1.67%, RESPECTIVELY, FOR
                                         INVESTOR B SHARES. These fee waivers
                                         and expense reimbursements may be
                                         revised or cancelled at any time.

     U.S. GOVERNMENT
     SECURITIES PORTFOLIO
   RISK/RETURN SUMMARY

   This example will help you
   compare the cost of
   investing in the Portfolio
   with the cost of investing
   in other mutual funds. The
   example assumes that you
   invest $10,000 for the time
   periods shown, reinvest all
   of your dividends and
   distributions, and then sell
   all of your shares at the
   end of those periods. The
   example also assumes that
   your investment has a 5%
   return each year, the
   Portfolio's operating
   expenses remain the same and
   your Investor B Shares
   automatically convert to
   Investor A Shares after
   eight years. Although your
   actual costs may be higher
   or lower, based on these
   assumptions your costs would
   be:
                                             EXAMPLE

                                                                                   1       3        5       10
                                                                                YEAR   YEARS    YEARS    YEARS
                                                  INVESTOR A SHARES             $356   $582    $  825   $1,523
                                                  INVESTOR B SHARES             $680   $857    $1,159   $1,899
                                                  If you hold Investor B
                                                  Shares, you would pay the
                                                  following expenses if you
                                                  did not sell your shares:     $180   $ 557   $  959   $1,899

 logo
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                                                   INTERMEDIATE CORPORATE
             RISK/RETURN SUMMARY                           BOND PORTFOLIO

   INVESTMENT GRADE DEBT
   SECURITIES are those
   of medium credit
   quality or better as
   determined by a
   national rating
   agency, such as
   Standard & Poor's
   Ratings Group (debt
   securities rated in
   the four highest
   rating categories,
   i.e. BBB or higher)
   and Moody's Investors
   Service, Inc. (debt
   securities rated in
   the four highest
   rating categories,
   i.e. Baa or higher).
   The higher the credit
   rating, the less
   likely it is that the
   issuer of the
   securities will
   default on its
   principal and interest
   payments.
   AVERAGE WEIGHTED
   MATURITY gives you the
   average time until all
   debt securities in a
   Portfolio come due or
   mature. It is
   calculated by
   averaging the time to
   maturity of all debt
   securities held by a
   Portfolio with each
   maturity "weighted"
   according to the
   percentage of assets
   it represents.

                                      INVESTMENT OBJECTIVE
                                      The Portfolio's investment objective is to seek as high a
                                      level of current income as is consistent with preservation of capital.
                                      PRINCIPAL INVESTMENT STRATEGIES
                                      The Portfolio normally invests at least 65% of its total
                                      assets in corporate debt obligations. These include
                                      obligations that are issued by U.S. and foreign business
                                      corporations and obligations issued by agencies,
                                      instrumentalities or authorities that are organized as
                                      corporations by the U.S., by states or political
                                      subdivisions of the U.S., or by foreign governments or
                                      political subdivisions. The Portfolio also invests in
                                      obligations issued or guaranteed by U.S. or foreign
                                      governments, their agencies and instrumentalities and in
                                      mortgage-backed securities, including Ginnie Maes, Fannie
                                      Maes and Freddie Macs.

                                      The Portfolio may only purchase investment grade debt
                                      obligations. Under normal market conditions, however, the
                                      Portfolio intends to invest at least 65% of its total assets in debt obligations rated in one of the three highest rating categories. Unrated debt obligations will be purchased only if they are determined by the Adviser to be at least
                                      comparable in quality at the time of purchase to eligible
                                      rated securities. Occasionally, the rating of a security
                                      held by the Portfolio may be downgraded below investment
                                      grade. If that happens, the Portfolio does not have to sell the security unless the adviser determines that under the
                                      circumstances the security is no longer an appropriate
                                      investment for the Portfolio.
                                      In making investment decisions, the Adviser will consider a number of factors including current yield, maturity, yield to maturity, anticipated changes in interest rates, and the overall quality of the investment. The Portfolio's average weighted maturity will generally be between three and ten
                                      years.

  INTERMEDIATE CORPORATE
  BOND PORTFOLIO
   RISK/RETURN SUMMARY

                                      PRINCIPAL RISK CONSIDERATIONS
                                      The prices of debt securities tend to move in the opposite direction to interest rates. When rates are rising, the
                                      prices of debt securities tend to fall. When rates are
                                      falling, the prices of debt securities tend to rise.
                                      Generally, the longer the time until maturity, the more
                                      sensitive the price of a debt security is to interest rate changes. Changes in interest rates also may cause certain
                                      debt securities held by the Portfolio, including callable
                                      securities and mortgage-backed securities, to be paid off
                                      much sooner or later than expected. In the event that a
                                      security is paid off sooner than expected because of a
                                      decline in interest rates, the Portfolio may be unable to
                                      recoup all of its initial investment and may also suffer
                                      from having to reinvest in lower-yielding securities. In the event of a later than expected payment because of a rise in interest rates, the value of the obligation will decrease, and the Portfolio may suffer from the inability to invest in higher-yielding securities.
                                      The value of debt securities also depends on the ability of issuers to make principal and interest payments. If an
                                      issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities will
                                      fall.
                                      Foreign investments may be riskier than U.S. investments
                                      because of currency exchange rate volatility, government
                                      restrictions, different accounting standards and political instability.
                                      The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may
                                      advance the Portfolio's investment objective. It is
                                      possible, however, that these evaluations will prove to be inaccurate.

   PORTFOLIO MANAGER
   David A. Bethke is the
   person primarily
   responsible for the
   day-to-day management
   of the Portfolio. Mr.
   Bethke, Senior
   Associate, joined MVA
   in 1987 and has eight
   years of prior
   investment experience.
   He has managed the
   Portfolio since it
   commenced operations
   in 1997.

                                                   INTERMEDIATE CORPORATE
   RISK/RETURN SUMMARY                                     BOND PORTFOLIO

   RETURN HISTORY
   The bar chart and table on
   this page show the
   Portfolio's annual returns
   and long-term performance,
   thereby giving some
   indication of the risk of
   investing in the Portfolio.
   The bar chart shows the
   performance of the
   Portfolio's Investor A
   Shares during the last
   calendar year. The table
   shows how the Portfolio's
   average annual returns for
   one year and since
   inception compare to those
   of a broad-based market
   index. Both the bar chart
   and table assume
   reinvestment of all
   dividends and
   distributions. The
   Portfolio's past
   performance does not
   necessarily indicate how it
   will perform in the future.

   KNOW YOUR INDEX THE
   LEHMAN BROTHERS
   INTERMEDIATE CORPORATE
   BOND INDEX is an
   unmanaged index which
   tracks the performance
   of intermediate-term
   U.S. corporate bonds.

                                              INVESTOR A SHARES
                                              YEAR-BY-YEAR TOTAL RETURNS
                                              (AS OF DECEMBER 31 EACH YEAR)
                                    [STATED AS PERCENTAGES]

'1998'                                                          8.79

                                      The bar chart does not reflect any sales charges on purchases of the Portfolio's Investor A Shares. If sales charges were included, the return would be lower than that shown.
                                              Best quarter:  5.25% for the
                                                             quarter ending
                                                             September 30, 1998
                                              Worst quarter: -0.11% for the
                                                             quarter ending
                                                             December 31, 1998

                                                     AVERAGE ANNUAL TOTAL
                                                     RETURNS
                                                     for the periods ended
                                                     December 31, 1998

                                                                                        SINCE
                                                               1 YEAR                 INCEPTION*
   Investor A Shares
   (with 4.75% sales charge)                                   3.63%                    5.89%
   Lehman Brothers Intermediate Corporate Bond Index           8.29%                    8.67%

   * February 10, 1997 for Investor A Shares; January 31, 1997 for the Lehman Brothers Intermediate Corporate Bond Index.

     INTERMEDIATE CORPORATE
     BOND PORTFOLIO
   RISK/RETURN SUMMARY

                                             FEES AND EXPENSES

                                                  SHAREHOLDER FEES
                                                  (FEES YOU PAY DIRECTLY)                      INVESTOR A SHARES

    The table on this page shows the fees
    and expenses that you pay if you buy
    and hold Investor A Shares
    of the Intermediate Corporate
    Bond Portfolio.

                                                  Maximum sales charge (load) to buy shares,
                                                  shown as a % of the offering price                 4.75%(1)
                                                  Maximum deferred sales charge (load) shown
                                                  as a % of the offering price or sale
                                                  price, whichever is less                            None

                                                  ANNUAL PORTFOLIO OPERATING EXPENSES
                                                  (EXPENSES THAT ARE DEDUCTED FROM THE
                                                  PORTFOLIO'S ASSETS)                          INVESTOR A SHARES

                                                  Management Fees                                     .55%
                                                  Distribution (12b-1) and Service Fees               .30%
                                                  Other Expenses                                      .34%(2)
                                                  Total Annual Portfolio Operating Expenses          1.19%(2)

                                     (1) Reduced sales charges may be available.
                                         See "Distribution Arrangements/Sales
                                         Charges" below.

                                     (2) Other Expenses and Total Annual
                                         Portfolio Operating Expenses for the
                                         Portfolio's Investor A Shares for the
                                         current fiscal year are expected to be
                                         less than the amounts shown above
                                         because certain of the Portfolio's
                                         service providers are voluntarily
                                         waiving a portion of their fees and/or
                                         reimbursing the Portfolio for certain
                                         other expenses. These fee waivers
                                         and/or reimbursements are being made in
                                         order to keep the annual fees and
                                         expenses for the Portfolio's Investor A
                                         Shares at a certain level. OTHER
                                         EXPENSES AND TOTAL ANNUAL PORTFOLIO
                                         OPERATING EXPENSES, AFTER TAKING THESE
                                         FEE WAIVERS AND EXPENSE REIMBURSEMENTS
                                         INTO ACCOUNT, ARE EXPECTED TO BE .24%
                                         AND 1.09%, RESPECTIVELY, FOR INVESTOR A
                                         SHARES. These fee waivers and expense
                                         reimbursements may be revised or
                                         cancelled at any time.

                                                   INTERMEDIATE CORPORATE
   RISK/RETURN SUMMARY                                     BOND PORTFOLIO

   This example will help you
   compare the cost of
   investing in the Portfolio
   with the cost of investing
   in other mutual funds. The
   example assumes that you
   invest $10,000 for the time
   periods shown, reinvest all
   of your dividends and
   distributions, and then sell
   all of your shares at the
   end of those periods. The
   example also assumes that
   your investment has a 5%
   return each year and the
   Portfolio's operating
   expenses remain the same.
   Although your actual costs
   may be higher or lower,
   based on these assumptions
   your costs would be:
                                             EXAMPLE

                                                                                   1       3        5       10
                                                                                YEAR   YEARS    YEARS    YEARS
                                                  INVESTOR A SHARES             $591   $835    $1,098   $1,850

 logo
 logo
                                                               BOND INDEX
             RISK/RETURN SUMMARY                                PORTFOLIO

   INDEXING is a strategy
   whereby a Portfolio
   attempts to weight its
   securities to match
   those of a
   broadly-based
   securities index in an
   attempt to approximate
   the index's
   performance.

   THE LEHMAN BROTHERS
   AGGREGATE
   BOND INDEX is an
   unmanaged index made
   up of Lehman Brothers'
   Government/Corporate
   Bond Index, its
   Mortgage Backed
   Securities Index and
   its Asset Backed
   Securities Index.


                                      INVESTMENT OBJECTIVE
                                      The Portfolio's investment objective is to seek to provide investment results that, before deduction of operating
                                      expenses, approximate the price and yield performance of
                                      U.S. Government, mortgage-backed, asset-backed and corporate debt securities as represented by the Lehman Brothers
                                      Aggregate Bond Index (the "Lehman Aggregate").

                                      The Portfolio's investment objective can be changed by the
                                      Fund's Board of Directors without shareholder approval.
                                      Shareholders will be given at least 30 days' written notice before any such change occurs.

                                      PRINCIPAL INVESTMENT STRATEGIES
                                      The Portfolio uses an "indexing" strategy through the use of computer models to approximate the investment performance of the Lehman Aggregate. The Adviser generally selects
                                      securities for the Portfolio on the basis of their
                                      weightings in the Lehman Aggregate and will only purchase a security for the Portfolio that is included in the Lehman
                                      Aggregate at the time of such purchase. Because of the large number of securities listed in the Lehman Aggregate, the
                                      Portfolio cannot invest in all of them. Instead, the
                                      Portfolio holds a representative sample of approximately 100 of the securities in the Lehman Aggregate, selecting one or two securities to represent an entire "class" or type of
                                      security in the Lehman Aggregate. The Portfolio will invest substantially all (but not less than 80%) of its total
                                      assets in securities listed in the Lehman Aggregate.

                                      PRINCIPAL RISK CONSIDERATIONS
                                      The prices of debt securities tend to move in the opposite direction to interest rates. When rates are rising, the
                                      prices of debt securities tend to fall. When rates are
                                      falling, the prices of debt securities tend to rise.
                                      Generally, the longer the time until maturity, the more
                                      sensitive the price of a debt security is to interest rate changes. Changes in interest rates also may cause certain
                                      debt securities held by the Portfolio, including callable
                                      securities and mortgage-backed securities, to be paid off
                                      much sooner or later than expected. In the event that a
                                      security is paid off sooner than expected because of a
                                      decline in interest rates, the Portfolio may be unable to
                                      recoup all of its initial investment and may also suffer
                                      from having to reinvest in lower-yielding securities. In the event of a later than expected payment because of a rise in interest rates, the value of the obligation will decrease, and the Portfolio may suffer from the inability to invest in higher-yielding securities.

                                      The value of debt securities also depends on the ability of issuers to make principal and interest payments. If an
                                      issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities will
                                      fall.

                                      There is the additional risk that the Portfolio will fail to match the investment results of the Lehman Aggregate.

                                                               BOND INDEX
   RISK/RETURN SUMMARY                                          PORTFOLIO

   RETURN HISTORY

   The bar chart and table on
   this page show the
   Portfolio's annual returns
   and long-term performance,
   thereby giving some
   indication of the risk of
   investing in the Portfolio.
   The bar chart shows the
   performance of the
   Portfolio's Investor A
   Shares during the last
   calendar year. The table
   shows how the Portfolio's
   average annual returns for
   one year and since
   inception compare to those
   of the Lehman Aggregate.
   Both the bar chart and
   table assume reinvestment
   of all dividends and
   distributions. The
   Portfolio's past
   performance does not
   necessarily indicate how it
   will perform in the future.

                                              INVESTOR A SHARES
                                              YEAR-BY-YEAR TOTAL RETURNS
                                              (AS OF DECEMBER 31 EACH YEAR)
                                    [STATED AS PERCENTAGES]

'1998'                                                                            8.6

                                      The bar chart does not reflect any sales charges on purchases of the Portfolio's Investor A Shares. If sales charges were included, the return would be lower than that shown.
                                              Best quarter:  4.60% for the
                                                             quarter ending
                                                             September 30, 1998
                                              Worst quarter: 0.05% for the
                                                             quarter ending
                                                             December 31, 1998

                                                     AVERAGE ANNUAL TOTAL
                                                     RETURNS
                                                     for the periods ended
                                                     December 31, 1998

                                                                                        SINCE
                                                               1 YEAR                 INCEPTION*
   Investor A Shares
   (with 4.75% sales charge)                                   3.42%                    6.03%
   Lehman Brothers Aggregate Bond Index                        8.69%                    9.67%

   * February 10, 1997 for Investor A Shares; January 31, 1997 for the Lehman Brothers Aggregate Bond Index.

                                                               BOND INDEX
   RISK/RETURN SUMMARY                                          PORTFOLIO

                                             FEES AND EXPENSES

                                                  SHAREHOLDER FEES
                                                  (FEES YOU PAY DIRECTLY)                      INVESTOR A SHARES

    The table on this page shows
    the fees and expenses that you pay
    if you buy and hold Investor A
    Shares of the Bond Index Portfolio.

                                                  Maximum sales charge (load) to buy shares,
                                                  shown as a % of the offering price                 4.75%(1)
                                                  Maximum deferred sales charge (load) shown
                                                  as a % of the offering price or sale
                                                  price, whichever is less                            None

                                                  ANNUAL PORTFOLIO OPERATING EXPENSES
                                                  (EXPENSES THAT ARE DEDUCTED FROM THE
                                                  PORTFOLIO'S ASSETS)                          INVESTOR A SHARES

                                                  Management Fees                                     .30%
                                                  Distribution (12b-1) and Service Fees               .30%
                                                  Other Expenses                                      .33%(2)
                                                  Total Annual Portfolio Operating Expenses           .93%(2)

                                     (1) Reduced sales charges may be available.
                                         See "Distribution Arrangements/Sales
                                         Charges" below.

                                     (2) Other Expenses and Total Annual
                                         Portfolio Operating Expenses for the
                                         Portfolio's Investor A Shares for the
                                         current fiscal year are expected to be
                                         less than the amounts shown above
                                         because certain of the Portfolio's
                                         service providers are voluntarily
                                         waiving a portion of their fees and/or
                                         reimbursing the Portfolio for certain
                                         other expenses. These fee waivers
                                         and/or reimbursements are being made in
                                         order to keep the annual fees and
                                         expenses for the Portfolio's Investor A
                                         Shares at a certain level. OTHER
                                         EXPENSES AND TOTAL ANNUAL PORTFOLIO
                                         OPERATING EXPENSES, AFTER TAKING THESE
                                         FEE WAIVERS AND EXPENSE REIMBURSEMENTS
                                         INTO ACCOUNT, ARE EXPECTED TO BE .22%
                                         AND .82%, RESPECTIVELY, FOR INVESTOR A
                                         SHARES. These fee waivers and expense
                                         reimbursements may be revised or
                                         cancelled at any time.

                                                               BOND INDEX
   RISK/RETURN SUMMARY                                          PORTFOLIO

   This example will help you
   compare the cost of
   investing in the Portfolio
   with the cost of investing
   in other mutual funds. The
   example assumes that you
   invest $10,000 for the time
   periods shown, reinvest all
   of your dividends and
   distributions, and then sell
   all of your shares at the
   end of those periods. The
   example also assumes that
   your investment has a 5%
   return each year and the
   Portfolio's operating
   expenses remain the same.
   Although your actual costs
   may be higher or lower,
   based on these assumptions
   your costs would be:
                                             EXAMPLE

                                                                                  1       3      5        10
                                                                               YEAR   YEARS   YEARS    YEARS
                                                INVESTOR A SHARES              $565   $757    $965    $1,564

 logo
 logo
                                                   GOVERNMENT & CORPORATE
             RISK/RETURN SUMMARY                           BOND PORTFOLIO


                                      INVESTMENT OBJECTIVE
                                      The Portfolio's investment objective is to seek the highest level of current income consistent with conservation of
                                      capital.

                                      PRINCIPAL INVESTMENT STRATEGIES
                                      The Portfolio invests substantially all of its assets in a broad range of debt obligations, including corporate
                                      obligations and U.S. Government obligations. Corporate
                                      obligations may include bonds, notes and debentures. U.S.
                                      Government obligations may include U.S. Treasury obligations and obligations of certain U.S. Government agencies. The
                                      Portfolio also invests in mortgage-backed securities,
                                      including Ginnie Maes, Fannie Maes and Freddie Macs.
                                      Although the Portfolio invests primarily in the debt
                                      obligations of U.S. issuers, it may from time to time invest in U.S. dollar-denominated debt obligations of foreign
                                      corporations and governments.

                                      The Portfolio may only purchase investment grade debt
                                      obligations, which are those rated in one of the four
                                      highest rating categories by one or more national rating
                                      agencies, such as Standard & Poor's Ratings Group or Moody's
                                      Investors Service, Inc. Under normal market conditions,
                                      however, the Portfolio intends to invest at least 65% of its total assets in debt obligations rated in one of the three highest rating categories. Unrated debt obligations will be purchased only if they are determined by the Adviser to be at least comparable in quality at the time of purchase to
                                      eligible rated securities. Occasionally, the rating of a
                                      security held by the Portfolio may be downgraded below
                                      investment grade. If that happens, the Portfolio does not
                                      have to sell the security unless the Adviser determines that under the circumstances the security is no longer an
                                      appropriate investment for the Portfolio.

                                      In making investment decisions, the Adviser considers a
                                      number of factors including credit quality, the price of the security relative to that of other securities in its sector, current yield, maturity, yield to maturity, anticipated
                                      changes in interest rates and other economic factors,
                                      liquidity and the overall quality of the investment. The
                                      Portfolio's average weighted maturity will vary from time to time depending on current market and economic conditions and the Adviser's assessment of probable changes in interest
                                      rates.

                                                   GOVERNMENT & CORPORATE
   RISK/RETURN SUMMARY                                     BOND PORTFOLIO


                                      PRINCIPAL RISK CONSIDERATIONS
                                      The prices of debt securities tend to move in the opposite direction to interest rates. When rates are rising, the
                                      prices of debt securities tend to fall. When rates are
                                      falling, the prices of debt securities tend to rise.
                                      Generally, the longer the time until maturity, the more
                                      sensitive the price of a debt security is to interest rate changes. Changes in interest rates also may cause certain
                                      debt securities held by the Portfolio, including callable
                                      securities and mortgage-backed securities, to be paid off
                                      much sooner or later than expected. In the event that a
                                      security is paid off sooner than expected because of a
                                      decline in interest rates, the Portfolio may be unable to
                                      recoup all of its initial investment and may also suffer
                                      from having to reinvest in lower-yielding securities. In the event of a later than expected payment because of a rise in interest rates, the value of the obligation will decrease, and the Portfolio may suffer from the inability to invest in higher-yielding securities.
                                      The value of debt securities also depends on the ability of issuers to make principal and interest payments. If an
                                      issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities will
                                      fall.

                                      Foreign investments may be riskier than U.S. investments
                                      because of currency exchange rate volatility, government
                                      restrictions, different accounting standards and political instability.

                                      The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may
                                      advance the Portfolio's investment objective. It is
                                      possible, however, that these evaluations will prove to be inaccurate.

   PORTFOLIO MANAGER
   George J. Schupp is
   the person primarily
   responsible for the
   day-to-day management
   of the Portfolio. Mr.
   Schupp, MVA's Director
   of Fixed Income
   Management, joined MVA
   in 1983 and has 7
   years of prior
   investment experience.
   He has managed the
   Portfolio since
   February 1998.

                                                   GOVERNMENT & CORPORATE
   RISK/RETURN SUMMARY                                     BOND PORTFOLIO

   RETURN HISTORY

   The bar chart and table on
   this page show the
   Portfolio's annual returns
   and long-term performance,
   thereby giving some
   indication of the risk of
   investing in the Portfolio.
   The bar chart shows how the
   performance of the
   Portfolio's Investor A
   Shares has varied from year
   to year. The table shows
   how the Portfolio's average
   annual returns for one
   year, five years, ten years
   and since inception compare
   to those of a broad-based
   market index. Both the bar
   chart and table assume
   reinvestment of all
   dividends and
   distributions. The
   Portfolio's past
   performance does not
   necessarily indicate how it
   will perform in the future.

   KNOW YOUR INDEX

   THE LEHMAN BROTHERS
   AGGREGATE BOND INDEX is
   an unmanaged  index made
   up of Lehman Brothers'
   Government/Corporate Bond
   Index, its Mortgage Backed
   Securities Index and its
   Asset Backed Securities
   Index.

                                              INVESTOR A SHARES
                                              YEAR-BY-YEAR TOTAL RETURNS
                                              (AS OF DECEMBER 31 EACH YEAR)
                                    [STATED AS PERCENTAGES]

'1989'                                                                            11.5
'90'                                                                              6.46
'91'                                                                             15.23
'92'                                                                              5.78
'93'                                                                              9.07
'94'                                                                             -2.92
'95'                                                                             16.73
'96'                                                                              1.83
'97'                                                                              8.03
'98'                                                                              8.68

                                      The returns for Investor B Shares differed from the returns shown in the bar chart because the two classes bear different expenses. The bar chart does not reflect any sales charges on purchases of the Portfolio's Investor A Shares. If sales charges were included, returns would be lower than those shown.

                                            Best quarter:  6.98% for the quarter
                                                           ending June 30, 1989
                                            Worst quarter: -2.79% for the
                                                           quarter ending
                                                           March 31, 1996

                                                     AVERAGE ANNUAL TOTAL
                                                     RETURNS
                                                     for the periods ended
                                                     December 31, 1998

                                                                                                   SINCE
                                                            1 YEAR      5 YEARS      10 YEARS    INCEPTION*
   Investor A Shares
   (with 4.75% sales charge)                                3.50%        5.22%        7.37%        7.23%
   Investor B Shares
   (with applicable contingent deferred sales charge)       2.91%        5.56%        7.62%        7.46%
   Lehman Brothers Aggregate Bond Index                     8.69%        7.27%        9.26%        9.08%

    * June 15, 1988 for Investor A Shares; May 31, 1988 for the Lehman
Aggregate.
   ** Investor B Shares of the Portfolio commenced operations on March 1, 1995.
      Average annual total returns for prior periods reflect the performance of the Portfolio's Investor A Shares which has been restated to reflect the applicable contingent deferred sales charges payable on redemptions of Investor B Shares within six years of the date of purchase. Investor B Shares are subject to distribution and service fees at a maximum annual rate of 1.00% of the Portfolio's Investor B Share assets. Had the performance of Investor A Shares been restated to reflect these distribution and service fees, average annual total returns would have been lower.

                                                   GOVERNMENT & CORPORATE
   RISK/RETURN SUMMARY                                     BOND PORTFOLIO

                                             FEES AND EXPENSES

                                                  SHAREHOLDER FEES                    INVESTOR A   INVESTOR B
                                                  (FEES YOU PAY DIRECTLY)                 SHARES    SHARES

    The table on this page shows the
    fees and expenses that you pay if
    you buy and hold Investor A Shares
    or Investor B Shares of the
    Government & Corporate Bond
    Portfolio.

                                                  Maximum sales charge (load) to buy
                                                  shares, shown as a % of the
                                                  offering price                        4.75%(1)       None
                                                  Maximum deferred sales charge
                                                  (load) shown as a % of the
                                                  offering price or sale price,
                                                  whichever is less                      None         5.00%(2)

                                                  ANNUAL PORTFOLIO OPERATING
                                                  EXPENSES
                                                  (EXPENSES THAT ARE DEDUCTED FROM    INVESTOR A   INVESTOR B
                                                  THE PORTFOLIO'S ASSETS)              SHARES        SHARES

                                                  Management Fees                        .45%          .45%
                                                  Distribution (12b-1) and Service
                                                  Fees                                   .30%         1.00%
                                                  Other Expenses                         .31%(3)       .31%(3)
                                                  Total Annual Portfolio Operating
                                                  Expenses                              1.06%(3)      1.76%(3)

                                     (1) Reduced sales charges may be available.
                                         See "Distribution Arrangements/Sales
                                         Charges" below.

                                     (2) This amount applies if you sell your
                                         shares in the first year after purchase
                                         and gradually declines until it is
                                         eliminated after six years. After eight
                                         years, your Investor B Shares will
                                         automatically convert to Investor A
                                         Shares. See "Distribution Arrangements/
                                         Sales Charges" below.

                                     (3) Other Expenses and Total Annual
                                         Portfolio Operating Expenses for the
                                         Portfolio's Investor A Shares and
                                         Investor B Shares for the current
                                         fiscal year are expected to be less
                                         than the amounts shown above because
                                         certain of the Portfolio's service
                                         providers are voluntarily waiving a
                                         portion of their fees and/or
                                         reimbursing the Portfolio for certain
                                         other expenses. These fee waivers
                                         and/or reimbursements are being made in
                                         order to keep the annual fees and
                                         expenses for the Portfolio's Investor A
                                         Shares and Investor B Shares at certain
                                         levels. OTHER EXPENSES AND TOTAL ANNUAL
                                         PORTFOLIO OPERATING EXPENSES, AFTER
                                         TAKING THESE FEE WAIVERS AND EXPENSE
                                         REIMBURSEMENTS INTO ACCOUNT, ARE
                                         EXPECTED TO BE .21% AND .96%,
                                         RESPECTIVELY, FOR INVESTOR A SHARES AND
                                         .21% AND 1.66%, RESPECTIVELY, FOR
                                         INVESTOR B SHARES. These fee waivers
                                         and expense reimbursements may be
                                         revised or cancelled at any time.

                                       20
-

                                                   GOVERNMENT & CORPORATE
   RISK/RETURN SUMMARY                                     BOND PORTFOLIO

   This example will help you
   compare the cost of
   investing in the Portfolio
   with the cost of investing
   in other mutual funds. The
   example assumes that you
   invest $10,000 for the time
   periods shown, reinvest all
   of your dividends and
   distributions, and then sell
   all of your shares at the
   end of those periods. The
   example also assumes that
   your investment has a 5%
   return each year, the
   Portfolio's operating
   expenses remain the same and
   your Investor B Shares
   automatically convert to
   Investor A Shares after
   eight years. Although your
   actual costs may be higher
   or lower, based on these
   assumptions your costs would
   be:
                                             EXAMPLE

                                                                                1       3        5       10
                                                                             YEAR   YEARS    YEARS    YEARS
                                                INVESTOR A SHARES            $578   $796    $1,032   $1,708
                                                INVESTOR B SHARES            $679   $854    $1,154   $1,889
                                                If you hold Investor B
                                                Shares, you would pay the
                                                following expenses if you
                                                did not sell
                                                your shares:
                                                                             $179   $554    $  954   $1,889

 logo
 logo
             RISK/RETURN SUMMARY           ADDITIONAL INFORMATION ON RISK

   The principal risks of investing in each Portfolio are described on the previous pages. The following supplements that discussion.

   SECURITIES LENDING

   To obtain interest income, the Portfolios may lend their securities to broker-dealers, banks or institutional borrowers pursuant to agreements requiring that the loans be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. There is the risk that, when lending portfolio securities, the securities may not be available to the Portfolio on a timely basis. Therefore, the Portfolio may lose the opportunity to sell the securities at a desirable price. Additionally, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

   TEMPORARY DEFENSIVE POSITIONS

   Each Portfolio may temporarily hold investments that are not part of its main investment strategy to try to avoid losses during unfavorable market conditions. These investments may include cash (which will not earn any income), money market instruments and short-term debt securities issued or guaranteed by the U.S. Government or its agencies. This strategy could prevent a Portfolio from achieving its investment objective.

   OTHER TYPES OF INVESTMENTS

   This prospectus describes each Portfolio's principal investment strategies and the particular types of securities in which each Portfolio principally invests. Each Portfolio may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies -- and the risks involved -- are described in detail in the Statement of Additional Information ("SAI"), which is referred to on the back cover of this prospectus.

   YEAR 2000 RISKS

   As with other mutual funds, financial and business organizations and individuals around the world, the Portfolios could be adversely affected if the computer systems used by the Adviser and the Portfolios' other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This possibility is commonly known as the Year 2000 or "Y2K" problem. The Adviser is taking steps to address the Y2K problem with respect to the computer systems that it uses and to obtain assurances that comparable steps are being taken by the Portfolios' other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Portfolios. The Y2K problem could have a negative impact on the issuers of securities in which the Portfolios invest, which could hurt the Portfolios' investment returns.

 logo
 logo
                                               DISTRIBUTION ARRANGEMENTS/
             YOUR ACCOUNT                                   SALES CHARGES

   SHARE CLASSES

   Each Portfolio offers Investor A Shares and each Portfolio except the Intermediate Corporate Bond Portfolio and Bond Index Portfolio offers Investor B Shares. The primary difference between the share classes is the sales charge structure and distribution/service fee arrangement.

     TYPES OF CHARGES                     INVESTOR A SHARES                     INVESTOR B SHARES

     Sales Charge (Load)                  A front-end sales charge is           A contingent deferred sales charge
                                          assessed at the time of your          (CDSC) is assessed on shares
                                          purchase.                             redeemed within six years of
                                                                                purchase. Investor B Shares
                                                                                automatically convert to Investor
                                                                                A Shares eight years after
                                                                                purchase.
     Distribution (12b-1) and Service     Subject to annual distribution and    Subject to annual distribution and
     Fees                                 shareholder servicing fees of up      shareholder servicing fees of up
                                          to 0.30% of a Portfolio's average     to 1.00% of a Portfolio's average
                                          daily net assets attributable to      daily net assets attributable to
                                          its Investor A Shares.                its Investor B Shares.

                                               DISTRIBUTION ARRANGEMENTS/
   YOUR ACCOUNT                                             SALES CHARGES

   CALCULATION OF SALES CHARGES
   INVESTOR A SHARES
   INTERMEDIATE CORPORATE BOND, BOND INDEX AND GOVERNMENT & CORPORATE BOND PORTFOLIOS

                                              SALES CHARGE      SALES CHARGE        DEALERS'
                                             AS A % OF THE       AS A % OF        REALLOWANCE
                    AMOUNT OF                OFFERING PRICE   NET ASSET VALUE      AS A % OF
                   TRANSACTION                 PER SHARE         PER SHARE       OFFERING PRICE
      Less than $50,000                          4.75%             4.99%             4.25%
      -----------------------------------------------------------------------------------------
      $50,000 but less than $100,000             4.50%             4.71%             4.00%
      -----------------------------------------------------------------------------------------
      $100,000 but less than $250,000            3.50%             3.63%             3.00%
      -----------------------------------------------------------------------------------------
      $250,000 but less than $500,000            2.50%             2.56%             2.00%
      -----------------------------------------------------------------------------------------
      $500,000 but less than $1 million          2.00%             2.04%             1.50%
      -----------------------------------------------------------------------------------------
      $1 million or more                         0.50%             0.50%             0.40%

   U.S. GOVERNMENT SECURITIES PORTFOLIO

                                              SALES CHARGE     SALES CHARGE        DEALERS'
                                             AS A % OF THE       AS A % OF       REALLOWANCE
                    AMOUNT OF                OFFERING PRICE   NET ASSET VALUE     AS A % OF
                   TRANSACTION                 PER SHARE         PER SHARE      OFFERING PRICE
      Less than $50,000                          2.50%             2.56%            2.00%
      ----------------------------------------------------------------------------------------
      $50,000 but less than $100,000             1.50%             1.52%            1.30%
      ----------------------------------------------------------------------------------------
      $100,000 but less than $1 million          1.00%             1.01%            0.85%
      ----------------------------------------------------------------------------------------
      $1 million or more                         0.50%             0.50%            0.40%

   The Fund's distributor reserves the right to pay the entire sales charge on purchases of Investor A Shares to dealers. In addition, the Fund's distributor may from time to time implement programs under which a broker-dealer's sales force may be eligible to win nominal awards for certain sales efforts. If any such program is made available to any broker-dealer, it will be made available to all broker-dealers on the same terms. Payments made under such programs are made by the Fund's distributor out of its own assets and not out of the assets of the Portfolios. These programs will not change the price of Investor A Shares or the amount that the Portfolios will receive from such sales.

                                               DISTRIBUTION ARRANGEMENTS/
   YOUR ACCOUNT                                             SALES CHARGES

   CALCULATION OF SALES CHARGES
   INVESTOR B SHARES

    For purposes of calculating the CDSC, all                          NUMBER OF               CDSC AS A % OF
    purchases made during a calendar month are                        YEARS SINCE              DOLLAR AMOUNT
    considered to be made on the first day of that                      PURCHASE           SUBJECT TO THE CHARGE
    month. The CDSC is based on the value of the                       1 or less                    5.0%
    Investor B Shares on the date that they are sold                      1-2                       4.0%
    or the original cost of the shares, whichever is                      2-3                       3.0%
    lower. To keep your CDSC as low as possible each                      3-4                       3.0%
    time you sell shares, the Fund will first sell                        4-5                       2.0%
    any shares in your account that are not subject                       5-6                       1.0%
    to a CDSC. If there are not enough of these, the                  more than 6                   None
    Fund will sell the shares that have the lowest
    CDSC.

   SALES CHARGE REDUCTIONS
   INVESTOR A SHARES

   Additional purchases of Investor A Shares by existing Investor A shareholder accounts at March 31, 1999 in the Intermediate Corporate Bond, Bond Index and Government & Corporate Bond Portfolios are eligible for reduced sales charges. See the SAI or call the Fund's distributor at 1-800-452-2724 for further information.

   You may also reduce the sales charge on Investor A Shares through:

    - RIGHTS OF ACCUMULATION. You can add the value of the Investor A Shares that you already own in any Portfolio of the Fund that charges a sales load to your next investment in Investor A Shares for purposes of calculating the sales charge.

    - QUANTITY DISCOUNTS. As the dollar amount of your purchase increases, your sales charge may decrease (see the tables on page 24). In addition, the Fund will combine purchases made on the same day by you and your immediate family members when calculating applicable sales charges.

    - LETTER OF INTENT. You can purchase Investor A Shares of any Portfolio of the Fund that charges a sales load over a 13-month period and pay the same sales charge you would have paid if all shares were purchased at once. The Fund's transfer agent will hold in escrow 5% of your total investment (for payment of a higher sales load in case you do not purchase the full amount indicated on the application) until the full amount is received. To participate, complete the "Letter of Intent" section on your account application.

    - REINVESTMENT PRIVILEGE. You can reinvest some or all of the money that you receive when you sell Investor A Shares of a Portfolio in Investor A Shares of any Portfolio of the Fund within 60 days without paying a sales charge.

                                               DISTRIBUTION ARRANGEMENTS/
   YOUR ACCOUNT                                             SALES CHARGES

   PURCHASE OF INVESTOR A
   SHARES AT NET ASSET
   VALUE

   From time to time, the
   Fund's distributor may
   offer investors the
   option to purchase
   Investor A Shares at
   net asset value
   without payment of a
   front-end sales
   charge. To qualify,
   you must pay for the
   shares with the
   redemption proceeds
   from a non-affiliated
   mutual fund. In
   addition, you must
   have paid a front-end
   sales charge on the
   shares you redeem. The
   purchase of Investor A
   Shares must occur
   within 30 days of the
   prior redemption, and
   you must show evidence
   of the redemption
   transaction. At the
   time of purchase, your
   broker-dealer or other
   financial institution
   must notify the Fund
   that your transaction
   qualifies for a
   purchase at net asset
   value.


                                      SALES CHARGE WAIVERS
                                      INVESTOR A SHARES
                                      In addition, there's no sales charge when you buy Investor A
                                      Shares if:
                                      - You buy shares by reinvesting your dividends and capital gains distributions.
                                      - You're an officer or director of the Fund (or an immediate family member of any such individual).
                                      - You're a director, a current or retired employee or a
                                      participant in an employee benefit or retirement plan of
                                        Mercantile Bancorporation Inc. or the Fund's distributor
                                        or any of their affiliates (or an immediate family member
                                        of any such individual).
                                      - You're a broker, dealer or agent who has a sales agreement with the Fund's distributor (or an employee or immediate
                                        family member of any such individual).
                                      - You buy shares pursuant to a wrap-free program offered by a broker-dealer or other financial institution.
                                      - You buy shares with the proceeds of Trust Shares or
                                      Institutional Shares of a Portfolio redeemed in connection with a rollover of benefits paid by a qualified retirement or employee benefit plan or a distribution on behalf of
                                        any other qualified account administered by Mercantile
                                        Bank or its affiliates or correspondents within 60 days of receipt of such payment.
                                      - You buy shares through a payroll deduction program.
                                      - You're an employee of any sub-adviser to the Fund.
                                      - You were a holder of a Southwestern Bell VISA card
                                      formerly issued by Mercantile Bank of Southern Illinois,
                                        N.A. and you participated in the Fund's Automatic
                                        Investment Program.
                                      - You're exchanging Trust Shares of a Portfolio received
                                      from the distribution of assets held in a qualified trust, agency or custodian account with Mercantile Bank or any of its affiliates or correspondents.
                                      - You're another investment company distributed by the
                                      Fund's distributor or its affiliates.
                                      If you think you qualify for any these waivers, please call the Fund at 1-800-452-2724 before buying any shares.

                                               DISTRIBUTION ARRANGEMENTS/
   YOUR ACCOUNT                                             SALES CHARGES

   SALES CHARGE WAIVERS
   INVESTOR B SHARES

   No CDSC is assessed on redemptions of Investor B Shares if:
   - The shares were purchased with reinvested dividends or capital gains distributions.
   - The shares were purchased through an exchange of Investor B Shares of another Portfolio.
   - The redemption represents a distribution from a qualified retirement plan under Section 403(b)(7) of the Internal Revenue Code, due to death, disability or the attainment of a specified age.

   - The redemption is in connection with the death or disability of the shareholder.

   - You participate in the Automatic Withdrawal Plan and your annual withdrawals do not exceed 12% of your account's value.

   - Your account falls below the Portfolio's minimum account size, and the Fund liquidates your account (see page 33).

   - The redemption results from a tax-free return of an excess contribution, pursuant to Section 408(d)(4) or (5) of the Internal Revenue Code.

   DISTRIBUTION AND SERVICE FEES

   Investor A Shares of the Portfolios pay distribution (12b-1) and shareholder service fees at an annual rate of up to 0.30% of each Portfolio's Investor A Share assets. Investor B Shares of the Portfolios pay distribution (12b-1) and shareholder service fees at an annual rate of up to 1.00% of each Portfolio's Investor B Share assets. The Fund has adopted separate distribution and service plans under Rule 12b-1 that allow each Portfolio to pay fees from its Investor A Share or Investor B Share assets for selling and distributing Investor A Shares or Investor B Shares, as the case may be, and for services provided to shareholders. Because 12b-1 fees are paid on an ongoing basis, over time they increase the cost of your investment and may cost more than other sales charges.

   CONVERTING INVESTOR B SHARES TO INVESTOR A SHARES

   Eight years after you buy Investor B Shares of a Portfolio, they will automatically convert to Investor A Shares of the Portfolio. This allows you to benefit from the lower annual expenses of Investor A Shares.

   CHOOSING BETWEEN INVESTOR A SHARES AND INVESTOR B SHARES

   In deciding whether to buy Investor A Shares or Investor B Shares, you should consider how long you plan to hold the shares. Over time, the higher fees on Investor B Shares may equal or exceed the initial sales charge and fees for Investor A Shares. Investor A Shares may be a better choice if you qualify to have the sales charges reduced or eliminated, or if you plan to sell your shares within one or two years. Consult your financial adviser for help in choosing the appropriate share class.

   YOUR ACCOUNT                                EXPLANATION OF SALES PRICE

                                      Shares of each class in a Portfolio are sold at their net
                                      asset value (NAV) plus, in the case of Investor A Shares, a front-end sales charge, if applicable. This is commonly
                                      referred to as the "public offering price."
                                      The NAV for each class of shares of a Portfolio is
                                      determined as of the close of regular trading on the New
                                      York Stock Exchange (currently 4:00 p.m., Eastern time) on every business day. The NAV for a class of shares is
                                      determined by adding the value of the Portfolio's
                                      investments, cash and other assets attributable to a
                                      particular share class, subtracting the Portfolio's
                                      liabilities attributable to that class and then dividing the result by the total number of shares in the class that are outstanding.
                                      - Each Portfolio's investments are valued according to
                                      market value. When a market quote is not readily available, the security's value is based on "fair value" as
                                        determined by MVA under the supervision of the Fund's
                                        Board of Directors.
                                      - If you properly place a purchase order (see "How to Buy
                                      Shares" on page 29) that is delivered to the Fund before
                                        4:00 p.m. (Eastern time) on any business day, the order
                                        receives the share price determined for your share class
                                        as of 4:00 p.m. that day. If the order is received after
                                        4:00 p.m., it will receive the price determined on the
                                        next business day. You must pay for your shares no later
                                        than 4:00 p.m. three business days after placing the
                                        order, or the order will be cancelled.

   BUSINESS DAYS DEFINED
   A business day is any
   day that both the New
   York Stock Exchange
   and the Federal
   Reserve Bank of St.
   Louis are open for
   business. Currently,
   the Fund observes the
   following holidays:
   New Year's Day, Martin
   Luther King Jr. Day,
   Presidents' Day, Good
   Friday, Memorial Day
   (observed),
   Independence Day
   (observed), Labor Day,
   Columbus Day,
   Veterans' Day,
   Thanksgiving and
   Christmas.

   YOUR ACCOUNT                                         HOW TO BUY SHARES

                                                                                        TO OPEN         TO ADD TO
                                                        MINIMUM INVESTMENTS           YOUR ACCOUNT     YOUR ACCOUNT
                                                        Regular accounts                 $1,000            $100
                                                        ------------------------------------------------------------
                                                        Sweep program
                                                        through your
                                                        financial institution              None            None
                                                        ------------------------------------------------------------
                                                        Wrap fee program
                                                        through your
                                                        financial institution              None            None
                                                        ------------------------------------------------------------
                                                        Payroll Deduction
                                                        Program*                           None            $25
                                                        ------------------------------------------------------------
                                                                                                      $1,000 minimum
                                                        Automatic Exchange                               account
                                                        Program*                         $5,000          balance
                                                        ------------------------------------------------------------
                                                        Automatic Investment
                                                        Program*                            $50            $50

                                         * See Investor Programs below.
   Investing in the Mercantile
   Taxable Bond Portfolios is quick
   and convenient. You can purchase
   Investor A Shares or Investor B
   Shares in any of the following
   ways:

    - THROUGH A BROKER-DEALER
      ORGANIZATION. You can
      purchase shares through any
      broker-dealer organization
      that has a sales agreement
      with the Fund's distributor.
      The broker-dealer
      organization is responsible
      for sending your purchase
      order to the Fund.

    - THROUGH A FINANCIAL
      ORGANIZATION. You can
      purchase shares through any
      financial organization that
      has entered into a servicing
      agreement with the Fund. The
      financial organization is
      responsible for sending your
      purchase order to the Fund.

    - DIRECTLY FROM THE FUND BY MAIL. Just complete an account application and send it, along with a check for at least the minimum purchase amount, to:
      Mercantile Mutual Funds, Inc. P.O. Box 78069, Tram 001/128/41-6, St. Louis, Missouri 63178. Remember to specify whether you're buying Investor A Shares or Investor B Shares. To make additional investments once you've opened your account, send your check to the address above together with the detachable form that's included with your Fund statement or confirmation of a prior transaction or a letter stating the amount of your investment, the name of the Portfolio you want to invest in and your account number.

   In addition, you may call the Fund at 1-800-452-2724 for more information on how to buy shares.

   YOUR ACCOUNT                                        HOW TO SELL SHARES

                                 You can arrange to get money out of your account by selling some or all of your shares. This is known as "redeeming"
                                 your shares. You can redeem your shares in the following
                                 ways:
                                 THROUGH A BROKER-DEALER OR OTHER FINANCIAL ORGANIZATION
                                 If you purchased your shares through a broker-dealer or
                                 other financial organization, your redemption order should be placed through the same organization. The organization is responsible for sending your redemption order to the Fund on a timely basis.

                                 BY MAIL
                                 Send your written redemption request to: Mercantile Mutual
                                 Funds, Inc., P.O. Box 78069 -- Tram 001/128/41-6, St. Louis,
                                 Missouri 63178. Your request must include the name of the
                                 Portfolio, the number of shares or the dollar amount you
                                 want to sell, your account number, your social security or tax identification number and the signature of each
                                 registered owner of the account. Your request also must be accompanied by any share certificates that are properly
                                 endorsed for transfer. Additional documents may be required for certain types of shareholders, such as corporations,
                                 partnerships, executors, trustees, administrators or
                                 guardians.
                                 The Fund's transfer agent may require a signature guarantee unless the redemption proceeds are payable to the
                                 shareholder of record and the redemption is either mailed to the shareholder's address of record or electronically
                                 transferred to the account designated on the original
                                 account application. A signature guarantee helps prevent
                                 fraud, and you may obtain one from most banks and
                                 broker-dealers. Contact your broker-dealer or other
                                 financial organization or the Fund for more information on signature guarantees.

                                 BY TELEPHONE
                                 You may redeem your shares by telephone if you have selected that option on your account application. Call the Fund at
                                 1-800-452-2724 with your request. You may have your proceeds mailed to your address or transferred electronically to the bank account designated on your account application. If you have not previously selected the telephone privilege, you
                                 may add this feature by providing written instructions to
                                 the Fund's transfer agent. If you have difficulty getting
                                 through to the Fund because of unusual market conditions,
                                 consider selling your shares by mail.
                                 You may sell your Portfolio shares at any time. Your shares will be sold at the NAV next determined after the Fund
                                 accepts your order (see above). The proceeds of the sale of
                                 Investor B Shares will be reduced by the applicable CDSC.
                                 Your proceeds ordinarily are sent electronically or mailed by check within three business days. If your account holds both Investor A Shares and Investor B Shares, be sure to
                                 specify which shares you are selling. Otherwise, Investor A
                                 Shares will be sold first.


    SELLING RECENTLY
    PURCHASED SHARES
    If you attempt to sell
    shares you recently
    purchased with a
    personal check, the
    Fund may delay
    processing your request
    until it collects
    payment for those
    shares. This process
    may take up to 15 days,
    so if you plan to sell
    shares shortly after
    purchasing them, you
    may want to consider
    purchasing shares with
    a certified or bank
    check or via electronic
    transfer to avoid
    delays.

                                       30
-

   YOUR ACCOUNT                                         INVESTOR PROGRAMS

   It's also easy to buy or sell shares of the Portfolios by using one of the programs described below.

   AUTOMATIC INVESTMENT PROGRAM

   You may open an account or make additional investments to an existing account for as little as $50 a month with the Fund's Automatic Investment Program
   (AIP). Under the AIP, you specify the dollar amount to be automatically withdrawn each month from your bank checking account and invested in your Portfolio account. Purchases of Investor A Shares or Investor B Shares will occur on the 5th or 20th day (or the next business day after the 5th or 20th) of each month at the net asset value plus any front-end sales charge, if applicable, next determined on the day the order is effected. To take advantage of the AIP, complete the AIP authorization form included with your account application or contact your broker-dealer or other financial organization.

   AIP lets you take advantage of "dollar cost averaging," a long-term investment technique designed to help investors reduce their average cost per share over time. Instead of trying to time the market, you can invest a fixed dollar amount each month. So, you buy fewer Portfolio shares when prices are high and more when prices are low. Because dollar cost averaging involves regular investing over time, regardless of share price, it may not be appropriate for all investors.

   In addition, dollar cost averaging does not guarantee a profit or protect against loss in a steadily declining market. To be effective, dollar cost averaging usually should be followed on a sustained, consistent basis. Even then, however, there can be no guarantee of the success of this technique, and it will not prevent a loss if an investor ultimately redeems his or her shares at a price that is lower than the original purchase price.

   EXCHANGES

   The exchange privilege enables you to exchange Investor A Shares of one Portfolio for Investor A Shares (or in certain limited circumstances, Trust or Institutional Shares) of another Portfolio and to exchange Investor B Shares of one Portfolio for Investor B Shares of another Portfolio. Just sign up for the exchange privilege on your account application and contact your broker-dealer or other financial organization when you want to exchange shares. You also may exchange shares by telephoning the Fund directly (call 1-800-452-2724) if you have elected this privilege on your account application. The exchange privilege may be exercised only in those states where the class of shares of the Portfolio being acquired may be legally sold.

   When exchanging Investor A Shares of a Portfolio that has no sales charge or a lower sales charge for Investor A Shares of a Portfolio with a higher sales charge, you will pay the difference.

   You may exchange Investor B Shares without paying a CDSC on the exchange. The holding period of the shares originally held and redeemed will be added to the holding period of the new shares acquired through the exchange.

   YOUR ACCOUNT                                         INVESTOR PROGRAMS

   AUTOMATIC EXCHANGE PROGRAM

   This program lets you automatically exchange shares of one Portfolio for shares of another Portfolio on a regular basis, as long as the shares are of the same class. Because you're making regular purchases, the Automatic Exchange Program enables you to take advantage of dollar cost averaging. (See "Automatic Investment Program" above.)

   To participate, you must make a minimum initial purchase of $5,000 and maintain a minimum account balance of $1,000. In addition, you must complete the authorization form included with your account application or available from your broker-dealer or other financial organization. In order to change instructions with respect to the Automatic Exchange Program or to discontinue the program, you must send written instructions to your broker-dealer or other financial organization or to the Fund.

   AUTOMATIC WITHDRAWAL PLAN

   If the net asset value of your account equals $10,000 or more, you may take advantage of the Fund's Automatic Withdrawal Plan (AWP). With the AWP, you can have monthly, quarterly, semi-annual or annual redemptions of at least $50 from your Portfolio account sent to you via check or to your bank account electronically on the 5th or 20th day of the applicable month of withdrawal. No CDSC will be charged on withdrawals of Investor B Shares made through the AWP that don't annually exceed 12% of your account's value.

   To participate in the AWP, complete the AWP application included with your account application or contact your broker-dealer or other financial organization. A signature guarantee will be required. You may terminate your participation in the AWP upon 30 days' notice to your broker-dealer or other financial organization or to the Fund.

   PAYROLL DEDUCTION PROGRAM

   You can make regular investments from your paycheck. The minimum investment is $25 per pay period. Call the Fund at 1-800-452-2724 for an application and further information. The Fund may terminate the program at any time.

   YOUR ACCOUNT                              GENERAL TRANSACTION POLICIES

   The Fund reserves the right to:

     - Vary or waive any minimum investment requirement.

     - Refuse any order to buy shares.

     - Reject any exchange request.

     - Change or cancel the procedures for selling or exchanging shares by telephone at any time.

     - Redeem all shares in your account if your balance falls below $500. If, within 60 days of the Fund's written request, you have not increased your account balance, you may be required to redeem your shares. The Fund will not require you to redeem shares if the value of your account drops below $500 due to fluctuations in net asset value.

     - Send redemption proceeds within seven days after receiving a request, if an earlier payment could adversely affect a Portfolio.

     - Modify or terminate the Automatic Exchange, Automatic Investment and Automatic Withdrawal programs at any time.

     - Modify or terminate the exchange privilege after 60 days' written notice to shareholders.

     - Make a "redemption in kind." Under abnormal conditions that may make payment in cash unwise, the Fund may offer partial or complete payment in portfolio securities rather than cash at such securities' then-market-value equal to the redemption price. In such cases, you may incur brokerage costs in converting these securities to cash.

   If you elect telephone privileges on the account application or in a letter to the Fund, you may be responsible for any fraudulent telephone orders as long as the Fund has taken reasonable precautions to verify your identity.

   Also, your broker-dealer or other financial organization may establish policies that differ from those of the Funds. For example, the organization may charge transaction fees, set higher minimum investments, or impose certain limitations on purchasing or redeeming shares in addition to those identified in this prospectus. Contact your broker-dealer or other financial organization for details.

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             DISTRIBUTIONS AND TAXES

   DIVIDENDS AND DISTRIBUTIONS

   The Portfolios pay their shareholders dividends from the Portfolios' respective net investment income and distribute any net capital gains the Portfolios have realized.

   Dividends are declared daily and paid monthly. Shares of the Portfolios earn dividends from the day after the Fund's transfer agent receives a purchase order through the day the transfer agent receives a redemption order for those shares. Capital gains, if any, are distributed for all of the Portfolios at least once a year. It's expected that each Portfolio's annual distributions will normally - but not always - consist primarily of ordinary income rather than capital gains.

   Dividends on each share class of the Portfolios are determined in the same manner and are paid in the same amount. However, each share class bears all expenses associated with that particular class. So, because Investor B Shares have higher distribution and service fees than Investor A Shares, the dividends paid to Investor B shareholders will be lower than those paid to Investor A shareholders.

   All of your dividends and capital gains distributions with respect to a particular Portfolio will be reinvested in additional shares of the same class unless you instruct otherwise on your account application or have redeemed all shares you held in the Portfolio. In such cases, dividends and distributions will be paid in cash.

   DISTRIBUTIONS AND TAXES

   You will be advised at
   least annually
   regarding the federal
   income tax treatment
   of dividends and
   distributions made to
   you. You should save
   your account
   statements because
   they contain
   information you will
   need to calculate your
   capital gains or
   losses upon your
   ultimate sale or
   exchange of shares in
   the Portfolios.

                                      TAXATION
                                      As with any investment, you should consider the tax
                                      implications of an investment in the Portfolios. The
                                      following is only a brief summary of some of the important tax considerations generally affecting the Portfolios and
                                      their shareholders under current law, which may be subject to change in the future. Consult your tax adviser with
                                      specific reference to your own tax situation.
                                      - The Portfolios' distributions generally will be taxable to shareholders as ordinary income and capital gains (which may be taxable at different rates depending on the length of
                                        time each Portfolio held the relevant assets). You will be subject to income tax on these distributions whether they
                                        are paid in cash or reinvested in additional shares.
                                      - You will recognize a taxable gain or loss on a sale,
                                      exchange or redemption of your shares, including an exchange for shares of another Portfolio, based on the difference
                                        between your tax basis in the shares and the amount you
                                        receive for them.
                                      - Any loss realized on shares held for six months or less
                                      will be treated as a long-term capital loss to the extent
                                        that any capital gains distributions were received with
                                        respect to the shares.
                                      - If you purchase shares just prior to a distribution, the purchase price will reflect the amount of the upcoming
                                        distribution, but you will be taxed on the entire amount
                                        of the distribution received even though, as an economic
                                        matter, the distribution simply constitutes a return of
                                        capital. This is known as "buying into a dividend."
                                      - Distributions on, and sales, exchanges and redemptions of, shares held in an IRA or other tax-qualified plan will not be currently taxable.
                                      For more information regarding the taxation of the
                                      Portfolios, consult the SAI under the heading "Additional
                                      Information Concerning Taxes." You also should consult your tax adviser for information regarding state and local tax
                                      consequences with respect to your specific situation.

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             MANAGEMENT OF THE FUND

   THE ADVISER

   MVA, subject to the general supervision of the Fund's Board of Directors, is responsible for the day-to-day management of the Portfolios in accordance with each Portfolio's respective investment objective and policies. This includes making investment decisions, buying and selling securities and overseeing the administration and recordkeeping for each Portfolio.

   In exchange for these services, MVA receives an investment advisory fee, which is calculated daily and paid monthly, according to the average daily net assets of each Portfolio. For the fiscal year ended November 30, 1998, the Portfolios paid MVA advisory fees as follows:

                                              INVESTMENT ADVISORY FEES
                  PORTFOLIO                     AS A % OF NET ASSETS
                                           ------------------------------
     U.S. Government Securities Portfolio                .45%
                                           ------------------------------
     Intermediate Corporate Bond Portfolio               .35%
                                           ------------------------------
     Bond Index Portfolio                                .24%
                                           ------------------------------
     Government & Corporate Bond Portfolio               .45%
    ----------------------------------------------------------------------

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             FINANCIAL HIGHLIGHTS

   INTRODUCTION

   The financial highlights tables presented below are intended to help you understand the financial performance of each Portfolio's Investor A Shares and/or Investor B Shares for the past five years (or, if shorter, the period since the Portfolio began operations or the particular shares were first offered). Certain information reflects financial results for a single Investor A Share or Investor B Share in each Portfolio. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in either Investor A Shares or Investor B Shares, assuming reinvestment of all dividends and distributions. This information has been audited by KPMG LLP, independent auditors, whose report, along with the Portfolios' financial statements, are included in the Fund's Annual Report to Shareholders, and are incorporated by reference into the SAI.

   FINANCIAL HIGHLIGHTS              U.S. GOVERNMENT SECURITIES PORTFOLIO

                                                           INVESTOR A SHARES
                                            (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                                        YEAR ENDED NOVEMBER 30,
                                            1998       1997       1996       1995     1994(a)
   NET ASSET VALUE,
     BEGINNING OF PERIOD                   $10.62     $10.67     $10.85     $10.05     $11.20
   -------------------------------------------------------------------------------------------
   INVESTMENT ACTIVITIES
     Net investment income                   0.57       0.60       0.62       0.64       0.63
     Net realized and unrealized gains
       (losses) from investments             0.12      (0.07)     (0.15)      0.80      (0.97)
   -------------------------------------------------------------------------------------------
       Total from Investment Activities      0.69       0.53       0.47       1.44      (0.34)
   -------------------------------------------------------------------------------------------
   DISTRIBUTIONS
     Net investment income                  (0.57)     (0.58)     (0.62)     (0.64)     (0.63)
     In excess of net realized gains           --         --      (0.03)        --      (0.18)
   -------------------------------------------------------------------------------------------
       Total Distributions                  (0.57)     (0.58)     (0.65)     (0.64)     (0.81)
   -------------------------------------------------------------------------------------------
   NET ASSET VALUE, END OF PERIOD          $10.74     $10.62     $10.67     $10.85     $10.05
   -------------------------------------------------------------------------------------------
       Total Return (excludes sales
         charges)                            6.66%      5.20%      4.57%     14.66%     (3.14)%
   RATIOS/SUPPLEMENTARY DATA:
     Net Assets at end of period (000)     $4,664     $5,181     $7,153     $8,179     $9,631
     Ratio of expenses to average net
       assets                                0.97%      0.97%      0.97%      0.97%      0.96%
     Ratio of net investment income to
       average net assets                    5.35%      5.56%      5.82%      6.05%      5.98%
     Ratio of expenses to average net
       assets*                               1.07%      1.07%      1.07%      1.07%      1.06%
     Portfolio turnover**                   54.57%    100.33%     53.76%     93.76%     50.00%

    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

    ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

   (a) On September 27, 1994, the Portfolio redesignated Investor Shares as "Investor A" Shares, and authorized the issuance of a series of shares designated as "Investor B" Shares.

   FINANCIAL HIGHLIGHTS              U.S. GOVERNMENT SECURITIES PORTFOLIO

                                                           INVESTOR B SHARES
                                            (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                                                              MARCH 1, 1995
                                              YEAR ENDED NOVEMBER 30,        TO NOVEMBER 30,
                                             1998       1997       1996          1995(a)
    NET ASSET VALUE, BEGINNING OF PERIOD    $10.61     $10.66     $10.84          $10.34
    -----------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES
      Net investment income                   0.50(d)    0.51       0.55            0.31
      Net realized and unrealized gains
        (losses) from investments             0.13      (0.05)     (0.15)           0.50
    -----------------------------------------------------------------------------------------
        Total from Investment Activities      0.63       0.46       0.40            0.81
    -----------------------------------------------------------------------------------------
    DISTRIBUTIONS
      Net investment income                  (0.50)     (0.51)     (0.55)          (0.31)
      In excess of net realized gains           --         --      (0.03)             --
    -----------------------------------------------------------------------------------------
        Total Distributions                  (0.50)     (0.51)     (0.58)          (0.31)
    -----------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD          $10.74     $10.61     $10.66          $10.84
    -----------------------------------------------------------------------------------------
        Total Return (excludes sales
          charges)                            6.02%      4.47%      3.85%          12.85%(b)
    RATIOS/SUPPLEMENTARY DATA:
      Net assets at end of period (000)     $  149     $  466     $  359          $   41
      Ratio of expenses to average net
        assets                                1.67%      1.67%      1.66%           1.68%(c)
      Ratio of net investment income to
        average net assets                    4.67%      4.84%      5.06%           5.37%(c)
      Ratio of expenses to average net
        assets*                               1.77%      1.77%      1.76%           1.78%(c)
      Portfolio turnover**                   54.57%    100.33%     53.76%          93.76%

    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

    ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

   (a) Period from commencement of operations.

   (b) Represents total return for Investor A Shares from December 1, 1994 to February 28, 1995 plus total return for Investor B Shares from March 1, 1995 to November 30, 1995.

   (c) Annualized.

   (d) Per share net investment income has been calculated using the daily average share method.

   FINANCIAL HIGHLIGHTS             INTERMEDIATE CORPORATE BOND PORTFOLIO

                                                                  INVESTOR A SHARES
                                                   (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
                                                        YEAR ENDED           FEBRUARY 10, 1997 TO
                                                     NOVEMBER 30, 1998       November 30, 1997(a)
    NET ASSET VALUE,
      BEGINNING OF PERIOD                                  $10.11                   $10.00
    -----------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES
      Net investment income                                  0.60                     0.52
      Net realized and unrealized gains from
        investments                                          0.30                     0.11
    -----------------------------------------------------------------------------------------------
        Total from Investment Activities                     0.90                     0.63
    -----------------------------------------------------------------------------------------------
    DISTRIBUTIONS
      Net investment income                                 (0.60)                   (0.52)
      Net realized gains                                    (0.11)                      --
    -----------------------------------------------------------------------------------------------
        Total Distributions                                 (0.71)                   (0.52)
    -----------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                         $10.30                   $10.11
    -----------------------------------------------------------------------------------------------
        Total Return (excludes sales charges)                9.32%                    6.48%(b)
    RATIOS/SUPPLEMENTARY DATA:
      Net assets at end of period (000)                    $  284                   $  277
      Ratio of expenses to average net assets                0.89%                    0.58%(c)
      Ratio of net investment income to average
        net assets                                           5.92%                    6.52%(c)
      Ratio of expenses to average net assets*               1.19%                    1.31%(c)
      Portfolio turnover**                                   9.65%                   61.98%

    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

    ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

   (a) Period from commencement of operations.

   (b) Not annualized.

   (c) Annualized.

   FINANCIAL HIGHLIGHTS                              BOND INDEX PORTFOLIO

                                                                  INVESTOR A SHARES
                                                   (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
                                                        YEAR ENDED           FEBRUARY 10, 1997 TO
                                                     NOVEMBER 30, 1998       November 30, 1997(a)
    NET ASSET VALUE,
      BEGINNING OF PERIOD                                  $10.17                   $10.00
    -----------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES
      Net investment income                                  0.61                     0.50
      Net realized and unrealized gains from
        investments                                          0.31                     0.17
    -----------------------------------------------------------------------------------------------
        Total from Investment Activities                     0.92                     0.67
    -----------------------------------------------------------------------------------------------
    DISTRIBUTIONS
      Net investment income                                 (0.61)                   (0.50)
      Net realized gains                                    (0.03)                      --
    -----------------------------------------------------------------------------------------------
        Total Distributions                                 (0.64)                   (0.50)
    -----------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                         $10.45                   $10.17
    -----------------------------------------------------------------------------------------------
        Total Return (excludes sales charges)                9.36%                    6.93%(b)
    RATIOS/SUPPLEMENTARY DATA:
      Net assets at end of period (000)                    $  364                   $   55
      Ratio of expenses to average net assets                0.77%                    0.54%(c)
      Ratio of net investment income to average
        net assets                                           5.81%                    6.71%(c)
      Ratio of expenses to average net assets*               0.93%                    0.95%(c)
      Portfolio turnover**                                  33.37%                   46.16%

    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

    ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

   (a) Period from commencement of operations.

   (b) Not annualized.

   (c) Annualized.

   FINANCIAL HIGHLIGHTS             GOVERNMENT & CORPORATE BOND PORTFOLIO

                                                           INVESTOR A SHARES
                                            (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                                        YEAR ENDED NOVEMBER 30,
                                            1998       1997       1996       1995     1994(a)
   NET ASSET VALUE,
     BEGINNING OF PERIOD                   $10.35     $10.34     $10.53     $ 9.64     $10.65
   -------------------------------------------------------------------------------------------
   INVESTMENT ACTIVITIES
     Net investment income                   0.57       0.56       0.64       0.61       0.60
     Net realized and unrealized gains
       (losses) from investments             0.37       0.01      (0.19)      0.89      (0.94)
   -------------------------------------------------------------------------------------------
       Total from Investment Activities      0.94       0.57       0.45       1.50      (0.34)
   -------------------------------------------------------------------------------------------
   DISTRIBUTIONS
     Net investment income                  (0.57)     (0.56)     (0.64)     (0.61)     (0.60)
     In excess of net realized gains           --         --         --         --      (0.07)
   -------------------------------------------------------------------------------------------
       Total Distributions                  (0.57)     (0.56)     (0.64)     (0.61)     (0.67)
   -------------------------------------------------------------------------------------------
   NET ASSET VALUE, END OF PERIOD          $10.72     $10.35     $10.34     $10.53     $ 9.64
   -------------------------------------------------------------------------------------------
       Total Return (excludes sales
         charges)                            9.31%      5.78%      4.51%     15.98%     (3.32)%
   RATIOS/SUPPLEMENTARY DATA:
     Net Assets at end of period (000)     $4,927     $4,774     $4,915     $5,496     $5,167
     Ratio of expenses to average net
       assets                                0.96%      0.95%      0.95%      0.95%      0.95%
     Ratio of net investment income to
       average net assets                    5.41%      5.46%      6.06%      6.03%      6.00%
     Ratio of expenses to average net
       assets*                               1.06%      1.05%      1.05%      1.05%      1.05%
     Portfolio turnover**                   91.14%    140.72%    149.20%     59.32%     50.00%

    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

    ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

   (a) On September 27, 1994, the Portfolio redesignated Investor Shares as "Investor A" Shares, and authorized the issuance of a series of Shares designated as "Investor B" Shares.

   FINANCIAL HIGHLIGHTS             GOVERNMENT & CORPORATE BOND PORTFOLIO

                                                             INVESTOR B SHARES
                                            (FOR A SHARE(a) OUTSTANDING THROUGHOUT EACH PERIOD)
                                                                                 MARCH 1, 1995
                                                YEAR ENDED NOVEMBER 30,         TO NOVEMBER 30,
                                             1998        1997        1996           1995(b)
    NET ASSET VALUE,
      BEGINNING OF PERIOD                   $10.37      $10.34      $10.53           $ 9.92
    ---------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES
      Net investment income                   0.50        0.49        0.57             0.38
      Net realized and unrealized gains
        (losses) from investments             0.38        0.03       (0.19)            0.61
    ---------------------------------------------------------------------------------------------
        Total from Investment Activities      0.88        0.52        0.38             0.99
    ---------------------------------------------------------------------------------------------
    DISTRIBUTIONS
      Net investment income                  (0.50)      (0.49)      (0.57)           (0.38)
    ---------------------------------------------------------------------------------------------
        Total Distributions                  (0.50)      (0.49)      (0.57)           (0.38)
    ---------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD          $10.75      $10.37      $10.34           $10.53
    ---------------------------------------------------------------------------------------------
        Total Return (excludes sales
          charges)                            8.65%       5.26%       3.79%           15.27%(c)
    RATIOS/SUPPLEMENTARY DATA:
      Net assets at end of period (000)     $  662      $  545      $  511           $  106
      Ratio of expenses to average net
        assets                                1.66%       1.65%       1.65%            1.65%(d)
      Ratio of net investment income to
        average net assets                    4.70%       4.84%       5.37%            5.19%(d)
      Ratio of expenses to average net
        assets*                               1.76%       1.75%       1.75%            1.75%(d)
      Portfolio turnover**                   91.14%     140.72%     149.20%           59.32%

    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

    ** Portfolio is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

   (a) On September 27, 1994, the Portfolio redesignated Investor Shares as "Investor A" Shares and authorized the issuance of a series of Shares designated as "Investor B" Shares.

   (b) Period from commencement of operations.

   (c) Represents total return for Investor A Shares from December 1, 1994 to February 28, 1995 plus total return for Investor B Shares from March 1, 1995 to November 30, 1995.

   (d) Annualized.

[Back Cover Page]

Where to find more information

You'll find more information about the Mercantile Taxable Bond Portfolios in the following documents:

Annual and semi-annual reports
The Fund's annual and semi-annual reports contain more information about each Portfolio and a discussion about the market conditions and investment strategies that had a significant effect on each Portfolio's performance during the last fiscal year.

Statement of Additional Information (SAI)
The SAI contains detailed information about the Portfolios and their policies. By law, it's incorporated by reference into (considered to be part of) this prospectus.

You can get a free copy of these documents, request other information about the Portfolios and make shareholder inquiries by calling the Fund at 1-800-452-2724 or by writing to:

Mercantile Mutual Funds, Inc.
P.O. Box 78069
St. Louis, Missouri 63175

If you buy your shares through a broker-dealer or other financial institution, you may contact your institution for more information.

You can write to the Securities and Exchange Commission (SEC) Public Reference Section and ask them to mail you information about the Portfolios, including the SAI. They'll charge you a fee for this service. You can also visit the SEC Public Reference Room and copy the documents while you're there. For information about the operation of the Public Reference Room, call the SEC.

Public Reference Section of the SEC
Washington, DC  20549-6009
1-800-SEC-0330

Reports and other information about the Mercantile Taxable Bond Portfolios are also available on the SEC's website at http://www.sec.gov.





The Fund's Investment Company Act File No. is 811-3567

MERCANTILE MUTUAL FUNDS, INC.
PROSPECTUS
MARCH 31, 1999

TAX-EXEMPT BOND PORTFOLIOS

Short-Intermediate Municipal Portfolio
Missouri Tax-Exempt Bond Portfolio
National Municipal Bond Portfolio

Investor A Shares and Investor B Shares


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved any shares of these Portfolios or determined if this prospectus is truthful or complete. Anyone who tells you otherwise is committing a criminal offense.

                                                RISK/RETURN SUMMARY

                                      [Scale
                                       Icon]
                                                  3  Overview
                                                  4  Short-Intermediate Municipal Portfolio
                                                  9  Missouri Tax-Exempt Bond Portfolio
                                                 14  National Municipal Bond Portfolio
                                                 19  Additional Information on Risk

                                                YOUR ACCOUNT

                                 [Magnifying
                                 Glass Icon]
                                                 20  Distribution Arrangements/Sales Charges
                                                 25  Explanation of Sales Price
                                                 26  How to Buy Shares
                                                 27  How to Sell Shares
                                                 28  Investor Programs
                                                 30  General Transaction Policies

                                                DISTRIBUTIONS AND TAXES

                                      [Chart
                                       Icon]
                                                 31  Dividends and Distributions
                                                 32  Taxation

                                                MANAGEMENT OF THE FUND

                                  [Open Book
                                       Icon]
                                                 33  The Adviser

                                                FINANCIAL HIGHLIGHTS

                                  [Open Hand
                                       Icon]
                                                 34  Introduction
                                                 35  Short-Intermediate Municipal Portfolio
                                                 36  Missouri Tax-Exempt Bond Portfolio
                                                 38  National Municipal Bond Portfolio

                                        2
                                                                        CONTENTS

 [Scales
 Icon]
             RISK/RETURN SUMMARY                                 OVERVIEW



                                      This prospectus describes the Mercantile Tax-Exempt Bond
                                      Portfolios, three investment portfolios offered by
                                      Mercantile Mutual Funds, Inc. (the "Fund"). The Fund was
                                      formerly known as The ARCH Fund(R), Inc. On the following
                                      pages, you will find important information about each
                                      Portfolio, including:
                                      - A description of the Portfolio's investment objective
                                      (sometimes referred to as its goal);
                                      - The Portfolio's principal investment strategies (the steps it takes to try to meet its goal);
                                      - The principal risks associated with the Portfolio (factors that may prevent it from meeting its goal);
                                      - The Portfolio's past performance (how successful it's been in meeting its goal); and
                                      - The fees and expenses (including sales charges) you pay as an investor in the Portfolio.

    WHO MAY WANT TO INVEST IN         The Mercantile Tax-Exempt Bond Portfolios may be appropriate
    THE MERCANTILE TAX-EXEMPT         for investors who are looking for income that is exempt from
    BOND PORTFOLIOS?                  federal income tax and who can accept fluctuations in price and yield. The Missouri Tax-Exempt Bond Portfolio is best
                                      suited to Missouri residents who are also looking for income that is exempt from Missouri state income tax. The
                                      Portfolios are NOT appropriate investments for tax-deferred retirement accounts, such as IRAs, because their returns
                                      before taxes are generally lower than those of taxable
                                      funds.

                                      Before investing in a Portfolio, you should carefully
                                      consider:
                                      - Your own investment goals
                                      - The amount of time you are willing to leave your money
                                      invested
                                      - How much risk you are willing to take.

    THE INVESTMENT ADVISER            Mississippi Valley Advisors Inc. ("MVA" or the "Adviser")
                                      serves as the investment adviser to each Portfolio. Founded in 1987, MVA is a subsidiary of Mercantile Bancorporation
                                      Inc., a regional banking and financial services
                                      organization, and has its main office at One Mercantile
                                      Center, Seventh and Washington Streets, St. Louis, Missouri
                                      63101. As of December 31, 1998, MVA had approximately $9.9 billion in assets under management, including the Fund's
                                      assets, which were approximately $4.3 billion.

                                      An investment in the Portfolios is not a Mercantile Bank
                                      deposit and is not insured or guaranteed by the Federal
                                      Deposit Insurance Corporation or any other government
                                      agency. You could lose money by investing in the Portfolios.

 [Scales
 Icon]
                                                       SHORT-INTERMEDIATE
             RISK/RETURN SUMMARY                      MUNICIPAL PORTFOLIO

   WHAT ARE MUNICIPAL
   SECURITIES?
   State and local
   governments issue
   municipal securities
   to raise money to
   finance public works,
   to repay outstanding
   obligations, to raise
   funds for general
   operating expenses and
   to make loans to other
   public institutions.
   Some municipal
   securities, known as
   private activity
   bonds, are backed by
   private entities and
   are used to finance
   various non-public
   projects. Municipal
   securities, which can
   be issued as bonds,
   notes or commercial
   paper, usually have
   fixed interest rates,
   although some have
   interest rates that
   change from time to
   time.

   AVERAGE WEIGHTED
   MATURITY gives you the
   average time until all
   debt obligations,
   including municipal
   securities, in a
   Portfolio come due or
   mature. It is
   calculated by
   averaging the time to
   maturity of all debt
   obligations held by a
   Portfolio with each
   maturity "weighted"
   according to the
   percentage of assets
   which it represents.

                                      INVESTMENT OBJECTIVE
                                      The Portfolio's investment objective is to seek as high a
                                      level of current income, exempt from regular federal income tax, as is consistent with preservation of capital.

                                      PRINCIPAL INVESTMENT STRATEGIES
                                      The Portfolio normally invests at least 80% of its total
                                      assets in municipal securities that pay interest which is
                                      exempt from federal income tax. Municipal securities
                                      purchased by the Portfolio may include general obligation
                                      securities, revenue securities and private activity bonds.
                                      General obligation securities are secured by the issuer's
                                      full faith, credit and taxing power. Revenue securities are usually payable only from revenues derived from specific
                                      facilities or revenue sources. Private activity bonds are
                                      usually revenue obligations since they are typically payable by the private user of the facilities financed by the bonds.
                                      The interest on private activity bonds may be subject to the federal alternative minimum tax. Investments in private
                                      activity bonds will not be treated as investments in
                                      municipal securities for purposes of the 80% requirement
                                      stated above.

                                      In selecting municipal securities for the Portfolio, the
                                      Adviser favors those sectors of the municipal market that
                                      offer the most favorable returns. The Adviser emphasizes
                                      municipal securities that offer both a high credit quality rating and a high degree of liquidity. The Adviser also
                                      attempts to maintain a broad geographic diversification for the Portfolio, with emphasis on no particular state.

                                      The Portfolio will invest only in investment grade municipal securities. These are securities which have one of the four highest ratings assigned by a national rating agency, such as Standard & Poor's Ratings Group or Moody's Investors
                                      Service, Inc., or are unrated securities determined by the
                                      Adviser to be of comparable quality. Short-term municipal
                                      securities purchased by the Portfolio, such as municipal
                                      notes and tax-exempt commercial paper, will have one of the two highest ratings assigned by a national rating agency or will be unrated securities that the Adviser has determined to be of comparable quality. Occasionally, the rating of a security held by the Portfolio may be downgraded below the minimum required rating. If that happens, the Portfolio does not have to sell the security unless the Adviser determines that under the circumstances the security is no longer an
                                      appropriate investment for the Portfolio.

                                      The Portfolio's average weighted maturity will generally be between two and five years.

                                                       SHORT-INTERMEDIATE
   RISK/RETURN SUMMARY                                MUNICIPAL PORTFOLIO


                                      PRINCIPAL RISK CONSIDERATIONS
                                      The prices of debt securities, including municipal
                                      securities, tend to move in the opposite direction to
                                      interest rates. When rates are rising, the prices of debt
                                      securities tend to fall. When rates are falling, the prices of debt securities tend to rise. Generally, the longer the time until maturity, the more sensitive the price of a debt security is to interest rate changes. Changes in interest
                                      rates may cause certain municipal securities held by the
                                      Portfolio to be paid off much sooner or later than expected.
                                      In the event that a security is paid off sooner than
                                      expected because of a decline in interest rates, the
                                      Portfolio may be unable to recoup all of its initial
                                      investment and may also suffer from having to reinvest in
                                      lower-yielding securities. In the event of a later than
                                      expected payment because of a rise in interest rates, the
                                      value of the obligation will decrease, and the Portfolio may also suffer from the inability to invest in higher-yielding securities.
                                      The value of debt securities also depends on the ability of issuers to make principal and interest payments. If an
                                      issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities will
                                      fall. The ability of a state or local government issuer to make payments can be affected by many factors, including
                                      economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid. Some municipal
                                      securities are payable only from limited revenue sources or by private entities.

                                      The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may
                                      advance the Portfolio's investment objective. It is
                                      possible, however, that these evaluations will prove to be inaccurate.

   PORTFOLIO MANAGER
   Peter Merzian is the
   person primarily
   responsible for the
   day-to-day management
   of the Portfolio. Mr.
   Merzian, a Senior
   Associate, has been
   with MVA since 1993
   and has served as
   portfolio manager of
   the Portfolio since it
   commenced operations
   in 1995.

                                                       SHORT-INTERMEDIATE
   RISK/RETURN SUMMARY                                MUNICIPAL PORTFOLIO

   RETURN HISTORY
   The bar chart and table on
   this page show the
   Portfolio's annual returns
   and long-term performance,
   thereby giving some
   indication of the risk of
   investing in the Portfolio.
   The bar chart shows how the
   performance of the
   Portfolio's Investor A
   Shares has varied from year
   to year. The table shows
   how the Portfolio's average
   annual returns for one year
   and since inception compare
   to those of a broad-based
   market index. Both the bar
   chart and table assume
   reinvestment of all
   dividends and
   distributions. The
   Portfolio's past
   performance does not
   necessarily indicate how it
   will perform in the future.

   KNOW YOUR INDEX

   THE LEHMAN BROTHERS
   MUNICIPAL BOND INDEX -- 3
   YEAR is an unmanaged index
   that tracks the
   performance of municipal
   bonds with remaining
   maturities of three years
   or less.

                                              INVESTOR A SHARES
                                              YEAR-BY-YEAR TOTAL RETURNS
                                              (AS OF DECEMBER 31 EACH YEAR)
                                    [STATED AS PERCENTAGES]

                                                                           INVESTOR A SHARES
                                                                           -----------------
'1996'                                                                           3.51
'97'                                                                             4.96
'98'                                                                             4.65

                                      The bar chart does not reflect any sales charges on purchases of the Portfolio's Investor A Shares. If sales charges were included, returns would be lower than those shown.

                                              Best quarter:  2.32% for the
                                                             quarter ending
                                                             September 30, 1998
                                              Worst quarter: -0.01% for the
                                                             quarter ending
                                                             March 31, 1996

                                                     AVERAGE ANNUAL TOTAL
                                                     RETURNS
                                                     for the periods ended
                                                     December 31, 1998

                                                                                        SINCE
                                                               1 YEAR                 INCEPTION*
  Investor A Shares
  (with 2.50% sales charge)                                    2.04%                    3.36%

  Lehman Brothers Municipal Bond Index -- 3 Year               5.21%                    5.39%

   * July 10, 1995 for Investor A Shares; June 30, 1995 for the Lehman Brothers Municipal Bond Index -- 3 Year.

                                                       SHORT-INTERMEDIATE
   RISK/RETURN SUMMARY                                MUNICIPAL PORTFOLIO


                                             FEES AND EXPENSES

                                                  SHAREHOLDER FEES
                                                  (FEES YOU PAY DIRECTLY)                      INVESTOR A SHARES

    The table on this page shows
    the fees and expenses that you pay
    if you buy and hold Investor A
    Shares of the Short-Intermediate
    Municipal Portfolio.
                                                  Maximum sales charge (load) to buy shares,
                                                  shown as a % of the offering price                 2.50%(1)
                                                  Maximum deferred sales charge (load) shown
                                                  as a % of the offering price or sale
                                                  price, whichever is less                            None

                                                  ANNUAL PORTFOLIO OPERATING EXPENSES
                                                  (EXPENSES THAT ARE DEDUCTED FROM THE
                                                  PORTFOLIO'S ASSETS)                          INVESTOR A SHARES

                                                  Management Fees                                     .55%
                                                  Distribution (12b-1) and Service Fees               .30%(2)
                                                  Other Expenses                                      .36%(2)
                                                  Total Annual Portfolio Operating Expenses          1.21%(2)

                                     (1) Reduced sales charges may be available.
                                         See "Distribution Arrangements/Sales
                                         Charges" below.

                                     (2) Distribution (12b-1) and Service Fees,
                                         Other Expenses and Total Annual
                                         Portfolio Operating Expenses for the
                                         Portfolio's Investor A Shares for the
                                         current fiscal year are expected to be
                                         less than the amounts shown above
                                         because certain of the Portfolio's
                                         service providers are voluntarily
                                         waiving a portion of their fees and/or
                                         reimbursing the Portfolio for certain
                                         other expenses. These fee waivers or
                                         reimbursements are being made in order
                                         to keep the annual fees and expenses
                                         for the Portfolio's Investor A Shares
                                         at a certain level. DISTRIBUTION
                                         (12B-1) AND SERVICE FEES, OTHER
                                         EXPENSES AND TOTAL ANNUAL PORTFOLIO
                                         OPERATING EXPENSES, AFTER TAKING THESE
                                         FEE WAIVERS AND EXPENSE REIMBURSEMENTS
                                         INTO ACCOUNT, ARE EXPECTED TO BE .25%,
                                         .22% AND 1.02%, RESPECTIVELY, FOR
                                         INVESTOR A SHARES. These fee waivers
                                         and expense reimbursements may be
                                         revised or cancelled at any time.

                                                       SHORT-INTERMEDIATE
   RISK/RETURN SUMMARY                                MUNICIPAL PORTFOLIO

   This example will help you
   compare the cost of
   investing in the Portfolio
   with the cost of investing
   in other mutual funds. The
   example assumes that you
   invest $10,000 for the time
   periods shown, reinvest all
   of your dividends and
   distributions, and then sell
   all of your shares at the
   end of those periods. The
   example also assumes that
   your investment has a 5%
   return each year and the
   Portfolio's operating
   expenses remain the same.
   Although your actual costs
   may be higher or lower,
   based on these assumptions
   your costs would be:
                                             EXAMPLE

                                                                                1       3      5        10
                                                                             YEAR   YEARS   YEARS    YEARS
                                                INVESTOR A SHARES            $370   $624    $898    $1,679

 [Scales
 Icon]
                                                      MISSOURI TAX-EXEMPT
             RISK/RETURN SUMMARY                           BOND PORTFOLIO

   WHAT ARE MUNICIPAL
   SECURITIES?
   State and local
   governments issue
   municipal securities
   to raise money to
   finance public works,
   to repay outstanding
   obligations, to raise
   funds for general
   operating expenses and
   to make loans to other
   public institutions.
   Some municipal
   securities, known as
   private activity
   bonds, are backed by
   private entities and
   are used to finance
   various non-public
   projects. Municipal
   securities, which can
   be issued as bonds,
   notes or commercial
   paper, usually have
   fixed interest rates,
   although some have
   interest rates that
   change from time to
   time.


                                      INVESTMENT OBJECTIVE
                                      The Portfolio's investment objective is to seek as high a
                                      level of interest income exempt from federal income tax as is consistent with conservation of capital.

                                      PRINCIPAL INVESTMENT STRATEGIES
                                      The Portfolio normally invests at least 80% of its total
                                      assets in municipal securities that pay interest that is
                                      exempt from federal income tax, and at least 65% of its
                                      total assets in Missouri municipal securities, which are
                                      securities issued by the State of Missouri and other
                                      government issuers and that pay interest which is exempt
                                      from both federal income tax and Missouri state income tax.
                                      Municipal securities purchased by the Portfolio may include general obligation securities, revenue securities and
                                      private activity bonds. General obligation securities are
                                      secured by the issuer's full faith, credit and taxing power.
                                      Revenue securities are usually payable only from revenues
                                      derived from specific facilities or revenue sources. Private activity bonds are usually revenue obligations since they
                                      are typically payable by the private user of the facilities financed by the bonds. The interest on private activity
                                      bonds may be subject to the federal alternative minimum tax.
                                      Investments in private activity bonds will not be treated as investments in municipal securities for purposes of the 80%
                                      requirement stated above.
                                      In selecting municipal securities for the Portfolio, the
                                      Adviser favors those sectors of the municipal market that
                                      offer the most favorable returns. The Adviser emphasizes
                                      municipal securities that offer both a high credit quality rating and a high degree of liquidity.
                                      The Portfolio will invest only in investment grade municipal securities. These are securities which have one of the four highest ratings assigned by a national rating agency, such as Standard & Poor's Ratings Group or Moody's Investors
                                      Service, Inc., or are unrated securities determined by the
                                      Adviser to be of comparable quality. Short-term municipal
                                      securities purchased by the Portfolio, such as municipal
                                      notes and tax-exempt commercial paper, will have one of the two highest ratings assigned by a national rating agency or will be unrated securities that the Adviser has determined to be of comparable quality. Occasionally, the rating of a security held by the Portfolio may be downgraded below the minimum required rating. If that happens, the Portfolio does not have to sell the security unless the Adviser determines that under the circumstances the security is no longer an
                                      appropriate investment for the Portfolio.
                                      The Portfolio's average weighted maturity will vary from
                                      time to time depending on current economic and market
                                      conditions and the Adviser's assessment of probable changes in interest rates.

                                                      MISSOURI TAX-EXEMPT
   RISK/RETURN SUMMARY                                     BOND PORTFOLIO

   PORTFOLIO MANAGER

   Peter Merzian is the
   person primarily
   responsible for the
   day-to-day management
   of the Portfolio. Mr.
   Merzian, a Senior
   Associate, has been
   with MVA since 1993
   and has managed the
   Portfolio since that
   time.

                                      PRINCIPAL RISK CONSIDERATIONS
                                      The prices of debt securities, including municipal
                                      securities, tend to move in the opposite direction to
                                      interest rates. When rates are rising, the prices of debt
                                      securities tend to fall. When rates are falling, the prices of debt securities tend to rise. Generally, the longer the time until maturity, the more sensitive the price of a debt security is to interest rate changes. Changes in interest
                                      rates also may cause certain municipal securities held by
                                      the Portfolio to be paid off much sooner or later than
                                      expected. In the event that a security is paid off sooner
                                      than expected because of a decline in interest rates, the
                                      Portfolio may be unable to recoup all of its initial
                                      investment and will also suffer from having to reinvest in lower-yielding securities. In the event of a later than
                                      expected payment because of a rise in interest rates, the
                                      value of the obligation will decrease, and the Portfolio
                                      will also suffer from the inability to invest in
                                      higher-yielding securities.

                                      The value of debt securities also depends on the ability of issuers to make principal and interest payments. If an
                                      issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities will
                                      fall. The ability of a state or local government issuer to make payments can be affected by many factors, including
                                      economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid. Some municipal
                                      securities are payable only from limited revenue sources or by private entities.

                                      The Portfolio is not diversified, which means that it can
                                      invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one
                                      investment held by the Portfolio may affect the overall
                                      value of the Portfolio more than it would affect a
                                      diversified portfolio that holds more investments. Because the Portfolio invests primarily in Missouri municipal
                                      securities, it also is likely to be especially susceptible to economic, political and regulatory events that affect
                                      Missouri.

                                      The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may
                                      advance the Portfolio's investment objective. It is
                                      possible, however, that these evaluations will prove to be inaccurate.

                                                      MISSOURI TAX-EXEMPT
   RISK/RETURN SUMMARY                              BOND PORTFOLIO

   KNOW YOUR INDEX

   THE LEHMAN BROTHERS
   MUNICIPAL BOND INDEX is an
   unmanaged index that
   tracks the performance of
   municipal bonds.

   RETURN HISTORY(+)
   The bar chart and table on
   this page show the
   Portfolio's annual returns
   and long-term performance,
   thereby giving some
   indication of the risk of
   investing in the Portfolio.
   The bar chart shows how the
   performance of the
   Portfolio's Investor A
   Shares has varied from year
   to year. The table shows
   how the Portfolio's average
   annual returns for one
   year, five years, ten years
   and since inception compare
   to those of a broad-based
   market index. Both the bar
   chart and table assume
   reinvestment of all
   dividends and
   distributions. The
   Portfolio's past
   performance does not
   necessarily indicate how it
   will perform in the future.
                                              INVESTOR A SHARES
                                              YEAR-BY-YEAR TOTAL RETURNS
                                              (AS OF DECEMBER 31 EACH YEAR)
                                    [STATED AS PERCENTAGES]

'1991'                                                                           11.52
------                                                                           -----
'92'                                                                              8.75
'93'                                                                             11.63
'94'                                                                             -5.78
'95'                                                                             16.89
'96'                                                                              2.90
'97'                                                                              8.08
'98'                                                                              5.11

                                       The returns for Investor B Shares
                                       differed from the returns shown in the
                                       bar chart because the two classes bear
                                       different expenses. The bar chart does
                                       not reflect any sales charges on
                                       purchases of the Portfolio's Investor A
                                       Shares. If sales charges were included,
                                       returns would be lower than those shown.

                                              Best quarter:  7.53% for the
                                                             quarter ending
                                                             March 31, 1995
                                              Worst quarter: -5.61% for the
                                                             quarter ending
                                                             March 31, 1994
                                                     AVERAGE ANNUAL TOTAL
                                                     RETURNS
                                                     for the periods ended
                                                     December 31, 1998

                                                                                   SINCE
                                                              1 YEAR   5 YEARS   INCEPTION*
   Investor A Shares
   (with 4.75% sales charge)                                   0.10%     4.16%      7.08%
   Investor B Shares**
   (with applicable contingent deferred sales charge)         (0.64)%    4.36%      7.27%

   Lehman Brothers Municipal Bond Index                        6.48%     6.22%      8.26%

    + The Portfolio commenced operations on July 15, 1988 as a separate investment portfolio (the "Predecessor Portfolio") of The ARCH Tax-Exempt Trust. On October 2, 1995, the Predecessor Portfolio was reorganized as a new portfolio of the Fund. Prior to the reorganization, the Predecessor Portfolio offered and sold shares that were similar to the Fund's Investor A Shares and Investor B Shares. Annual returns for periods prior to October 2, 1995 reflect the performance of the Predecessor Portfolio.
    * September 28, 1990 for Investor A Shares; September 30, 1990 for the Lehman Brothers Municipal Bond Index.
   ** Investor B Shares of the Portfolio commenced operations on March 1, 1995 as Investor B Shares of the Predecessor Portfolio. Average annual total returns for prior periods reflect the performance of the Predecessor Portfolio's Investor A Shares which has been restated to reflect the applicable contingent deferred sales charges payable on redemptions of Investor B Shares within 6 years of the date of purchase. Investor B Shares are subject to distribution and service fees at a maximum annual rate of 1.00% of the Portfolio's Investor B Share assets. Had the performance of Investor A Shares been restated to reflect these distribution and service fees, average annual total returns would have been lower.

                                                      MISSOURI TAX-EXEMPT
   RISK/RETURN SUMMARY                                     BOND PORTFOLIO

                                             FEES AND EXPENSES

                                                  SHAREHOLDER FEES                   INVESTOR A   INVESTOR B
                                                  (FEES YOU PAY DIRECTLY)                SHARES     SHARES

    The table on this page shows the fees
    and expenses that you pay if you
    buy and hold Investor A Shares or
    Investor B Shares of the Missouri
    Tax-Exempt Bond Portfolio.

                                                  Maximum sales charge (load) to
                                                  buy shares, shown as a % of the
                                                  offering price                       4.75%(1)       None
                                                  Maximum deferred sales charge
                                                  (load) shown as a % of the
                                                  offering price or sale price,
                                                  whichever is less                     None         5.00%(2)

                                                  ANNUAL PORTFOLIO OPERATING
                                                  EXPENSES
                                                  (EXPENSES THAT ARE DEDUCTED FROM   INVESTOR A    INVESTOR B
                                                  THE PORTFOLIO'S ASSETS)             SHARES           SHARES

                                                  Management Fees                       .45%          .45%
                                                  Distribution (12b-1) and Service
                                                  Fees                                  .30%(3)      1.00%
                                                  Other Expenses                        .31%(3)       .31%(3)
                                                  Total Annual Portfolio Operating
                                                  Expenses                             1.06%(3)      1.76%(3)

                                     (1) Reduced sales charges may be available.
                                         See "Distribution Arrangements/Sales
                                         Charges" below.

                                     (2) This amount applies if you sell your
                                         shares in the first year after purchase
                                         and gradually declines until it is
                                         eliminated after six years. After eight
                                         years, your Investor B Shares will
                                         automatically convert to Investor A
                                         Shares. See "Distribution Arrangements/
                                         Sales Charges" below.

                                     (3) Distribution (12b-1) and Service Fees
                                         for the Portfolio's Investor A Shares
                                         and Other Expenses and Total Annual
                                         Portfolio Operating Expenses for the
                                         Portfolio's Investor A Shares and
                                         Investor B Shares for the current
                                         fiscal year are expected to be less
                                         than the amounts shown above because
                                         certain of the Portfolio's service
                                         providers are voluntarily waiving a
                                         portion of their fees and/or
                                         reimbursing the Portfolio for certain
                                         other expenses. These fee waivers
                                         and/or reimbursements are being made in
                                         order to keep the annual fees and
                                         expenses for the Portfolio's Investor A
                                         Shares and Investor B Shares at certain
                                         levels. DISTRIBUTION (12b-1) AND
                                         SERVICE FEES, AFTER TAKING THESE FEE
                                         WAIVERS AND EXPENSE REIMBURSEMENTS INTO
                                         ACCOUNT, ARE EXPECTED TO BE .20% FOR
                                         INVESTOR A SHARES, AND OTHER EXPENSES
                                         AND TOTAL ANNUAL PORTFOLIO OPERATING
                                         EXPENSES, AFTER TAKING THESE FEE
                                         WAIVERS AND EXPENSE REIMBURSEMENTS INTO
                                         ACCOUNT, ARE EXPECTED TO BE .21% AND
                                         .86%, RESPECTIVELY, FOR INVESTOR A
                                         SHARES AND .21% AND 1.66%,
                                         RESPECTIVELY, FOR INVESTOR B SHARES.
                                         These fee waivers and expense
                                         reimbursements may be revised or
                                         cancelled at any time.

                                       12
-

                                                      MISSOURI TAX-EXEMPT
   RISK/RETURN SUMMARY                                     BOND PORTFOLIO

   This example will help you
   compare the cost of
   investing in the Portfolio
   with the cost of investing
   in other mutual funds. The
   example assumes that you
   invest $10,000 for the time
   periods shown, reinvest all
   of your dividends and
   distributions, and then sell
   all of your shares at the
   end of those periods. The
   example also assumes that
   your investment has a 5%
   return each year, the
   Portfolio's operating
   expenses remain the same and
   your Investor B Shares
   automatically convert to
   Investor A Shares after
   eight years. Although your
   actual costs may be higher
   or lower, based on these
   assumptions your costs would
   be:
                                             EXAMPLE

                                                                                1       3        5       10
                                                                             YEAR   YEARS    YEARS    YEARS
                                                INVESTOR A SHARES            $578   $796    $1,032   $1,708
                                                INVESTOR B SHARES            $679   $854    $1,154   $1,889
                                                If you hold Investor B
                                                Shares, you would pay the
                                                following expenses if you
                                                did not sell
                                                your shares:
                                                                             $179   $554    $  954   $1,889

 [Scales
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                                                       NATIONAL MUNICIPAL
             RISK/RETURN SUMMARY                           BOND PORTFOLIO

   WHAT ARE MUNICIPAL
   SECURITIES?
   State and local
   governments issue
   municipal securities
   to raise money to
   finance public works,
   to repay outstanding
   obligations, to raise
   funds for general
   operating expenses and
   to make loans to other
   public institutions.
   Some municipal
   securities, known as
   private activity
   bonds, are backed by
   private entities and
   are used to finance
   various non-public
   projects. Municipal
   securities, which can
   be issued as bonds,
   notes or commercial
   paper, usually have
   fixed interest rates,
   although some have
   interest rates that
   change from time to
   time.


                                      INVESTMENT OBJECTIVE
                                      The Portfolio's investment objective is to seek as high a
                                      level of current income exempt from regular federal income tax as is consistent with conservation of capital.

                                      PRINCIPAL INVESTMENT STRATEGIES
                                      The Portfolio normally invests at least 80% of its total
                                      assets in municipal securities that pay interest which is
                                      exempt from federal income tax. Municipal securities
                                      purchased by the Portfolio may include general obligation
                                      securities, revenue securities and private activity bonds.
                                      General obligation securities are secured by the issuer's
                                      full faith, credit and taxing power. Revenue securities are usually payable only from revenues derived from specific
                                      facilities or revenue sources. Private activity bonds are
                                      usually revenue obligations since they are typically payable by the private user of the facilities financed by the bonds.
                                      The interest on private activity bonds may be subject to the federal alternative minimum tax. Investments in private
                                      activity bonds will not be treated as investments in
                                      municipal securities for purposes of the 80% requirement
                                      stated above.

                                      In selecting municipal securities for the Portfolio, the
                                      Adviser favors those sectors of the municipal market that
                                      offer the most favorable returns. The Adviser emphasizes
                                      municipal securities that offer both a high credit quality rating and a high degree of liquidity. The Adviser also
                                      attempts to maintain a broad geographic diversification for the Portfolio, with emphasis on no particular state. The
                                      Portfolio's average weighted maturity generally will be
                                      longer (10 years or less) than that for the
                                      Short-Intermediate Municipal Portfolio.

                                      The Portfolio will invest only in investment grade municipal securities. These are securities which have one of the four highest ratings assigned by a national rating agency, such as Standard & Poor's Ratings Group or Moody's Investors
                                      Service, Inc., or are unrated securities determined by the
                                      Adviser to be of comparable quality. Short-term municipal
                                      securities purchased by the Portfolio, such as municipal
                                      notes and tax-exempt commercial paper, will have one of the two highest ratings assigned by a national rating agency or will be unrated securities that the Adviser has determined to be of comparable quality. Occasionally, the rating of a security held by the Portfolio may be downgraded below the minimum required rating. If that happens, the Portfolio does not have to sell the security unless the Adviser determines that under the circumstances the security is no longer an
                                      appropriate investment for the Portfolio.

                                      The Portfolio's average weighted maturity will vary from
                                      time to time depending on current economic and market
                                      conditions and the Adviser's assessment of probable changes in interest rates.

                                                       NATIONAL MUNICIPAL
   RISK/RETURN SUMMARY                                     BOND PORTFOLIO


                                      PRINCIPAL RISK CONSIDERATIONS
                                      The prices of debt securities, including municipal
                                      securities, tend to move in the opposite direction to
                                      interest rates. When rates are rising, the prices of debt
                                      securities tend to fall. When rates are falling, the prices of debt securities tend to rise. Generally, the longer the time until maturity, the more sensitive the price of a debt security is to interest rate changes. Changes in interest
                                      rates also may cause certain municipal securities held by
                                      the Portfolio to be paid off much sooner or later than
                                      expected. In the event that a security is paid off sooner
                                      than expected because of a decline in interest rates, the
                                      Portfolio may be unable to recoup all of its initial
                                      investment and may also suffer from having to reinvest in
                                      lower-yielding securities. In the event of a later than
                                      expected payment because of a rise in interest rates, the
                                      value of the obligation will decrease, and the Portfolio may also suffer from the inability to invest in higher-yielding securities.
                                      The value of debt securities also depends on the ability of issuers to make principal and interest payments. If an
                                      issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities will
                                      fall. The ability of a state or local government issuer to make payments can be affected by many factors, including
                                      economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid. Some municipal
                                      securities are payable only from limited revenue sources or by private entities.

                                      The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may
                                      advance the Portfolio's investment objective. It is
                                      possible, however, that these evaluations will prove to be inaccurate.

   PORTFOLIO MANAGER
   Peter Merzian is the
   person primarily
   responsible for the
   day-to-day management
   of the Portfolio. Mr.
   Merzian, a Senior
   Associate, has been
   with MVA since 1993
   and has served as
   portfolio manager of
   the Portfolio since it
   commenced operations
   in 1996.

                                                       NATIONAL MUNICIPAL
   RISK/RETURN SUMMARY                                     BOND PORTFOLIO

   RETURN HISTORY
   The bar chart and table on
   this page show the
   Portfolio's annual returns
   and long-term performance,
   thereby giving some
   indication of the risk of
   investing in the Portfolio.
   The bar chart shows how the
   performance of the
   Portfolio's Investor A
   Shares has varied from year
   to year. The table shows
   how the Portfolio's average
   annual returns for one year
   and since inception compare
   to those of a broad-based
   market index. Both the bar
   chart and table assume
   reinvestment of all
   dividends and
   distributions. The
   Portfolio's past
   performance does not
   necessarily indicate how it
   will perform in the future.

   KNOW YOUR INDEX

   THE LEHMAN BROTHERS
   MUNICIPAL BOND INDEX -- 10
   YEAR is an unmanaged index
   that tracks the
   performance of municipal
   bonds with remaining
   maturities of 10 years or
   less.

                                              INVESTOR A SHARES
                                              YEAR-BY-YEAR TOTAL RETURNS
                                              (AS OF DECEMBER 31 EACH YEAR)
                                    [STATED AS PERCENTAGES]

'1997'                                                                           9.94
------                                                                           ----
'98'                                                                             5.94

                                       The returns for Investor B Shares
                                       differed from the returns shown in the
                                       bar chart because the two classes bear
                                       different expenses. The bar chart does
                                       not reflect any sales charges on
                                       purchases of the Portfolio's Investor A
                                       Shares. If sales charges were included,
                                       returns would be lower than those shown.

                                              Best quarter:  3.72% for the
                                                             quarter ending
                                                             September 30, 1997
                                              Worst quarter: -0.39% for the
                                                             quarter ending
                                                             March 31, 1997

                                                     AVERAGE ANNUAL TOTAL
                                                     RETURNS
                                                     for the periods ended
                                                     December 31, 1998

                                                                                        SINCE
                                                               1 YEAR                 INCEPTION*
   Investor A Shares
   (with 4.75% sales charge)                                   0.92%                    5.21%
   Investor B Shares
   (with applicable contingent deferred sales charge)          0.10%                    5.60%

   Lehman Brothers Municipal Bond Index -- 10 Year             6.76%                    7.44%

   * November 18, 1996 for Investor A Shares and Investor B Shares; November 30, 1996 for the Lehman Brothers Municipal Bond Index -- 10 Year.

                                                       NATIONAL MUNICIPAL
   RISK/RETURN SUMMARY                                     BOND PORTFOLIO

                                             FEES AND EXPENSES

                                                  SHAREHOLDER FEES                   INVESTOR A   INVESTOR B
                                                  (FEES YOU PAY DIRECTLY)                SHARES     SHARES

    The table on this page shows the
    fees and expenses that you pay if
    you buy and hold Investor A Shares or
    Investor B Shares of the
    National Municipal Bond
    Portfolio.
                                                  Maximum sales charge (load) to
                                                  buy shares, shown as a % of the
                                                  offering price                       4.75%(1)       None
                                                  Maximum deferred sales charge
                                                  (load) shown as a % of the
                                                  offering price or sale price,
                                                  whichever is less                     None         5.00%(2)

                                                  ANNUAL PORTFOLIO OPERATING
                                                  EXPENSES
                                                  (EXPENSES THAT ARE DEDUCTED FROM   INVESTOR A    INVESTOR B
                                                  THE PORTFOLIO'S ASSETS)             SHARES           SHARES

                                                  Management Fees                       .55%          .55%
                                                  Distribution (12b-1) and Service
                                                  Fees                                  .30%(3)      1.00%
                                                  Other Expenses                        .31%(3)       .31%(3)
                                                  Total Annual Portfolio Operating
                                                  Expenses                             1.16%(3)      1.86%(3)

                                     (1) Reduced sales charges may be available.
                                         See "Distribution Arrangements/Sales
                                         Charges" below.

                                     (2) This amount applies if you sell your
                                         shares in the first year after purchase
                                         and gradually declines until it is
                                         eliminated after six years. After eight
                                         years, your Investor B Shares will
                                         automatically convert to Investor A
                                         Shares. See "Distribution Arrangements/
                                         Sales Charges" below.

                                     (3) Distribution (12b-1) and Service Fees
                                         for the Portfolio's Investor A Shares
                                         and Other Expenses and Total Annual
                                         Portfolio Operating Expenses for the
                                         Portfolio's Investor A Shares and
                                         Investor B Shares for the current
                                         fiscal year are expected to be less
                                         than the amounts shown above because
                                         certain of the Portfolio's service
                                         providers are voluntarily waiving a
                                         portion of their fees and/or
                                         reimbursing the Portfolio for certain
                                         other expenses. These fee waivers or
                                         reimbursements are being made in order
                                         to keep the annual fees and expenses
                                         for the Portfolio's Investor A Shares
                                         and Investor B Shares at certain
                                         levels. DISTRIBUTION (12b-1) AND
                                         SERVICE FEES, AFTER TAKING THESE FEE
                                         WAIVERS AND EXPENSE REIMBURSEMENTS INTO
                                         ACCOUNT, ARE EXPECTED TO BE .20% FOR
                                         INVESTOR A SHARES, AND OTHER EXPENSES
                                         AND TOTAL ANNUAL PORTFOLIO OPERATING
                                         EXPENSES, AFTER TAKING THESE FEE
                                         WAIVERS AND EXPENSE REIMBURSEMENTS INTO
                                         ACCOUNT, ARE EXPECTED TO BE .20% AND
                                         .95%, RESPECTIVELY, FOR INVESTOR A
                                         SHARES AND .20% AND 1.75%,
                                         RESPECTIVELY, FOR INVESTOR B SHARES.
                                         These fee waivers and expense
                                         reimbursements may be revised or
                                         cancelled at any time.

                                       17
-

                                                       NATIONAL MUNICIPAL
   RISK/RETURN SUMMARY                                BOND PORTFOLIO

   This example will help you
   compare the cost of
   investing in the Portfolio
   with the cost of investing
   in other mutual funds. The
   example assumes that you
   invest $10,000 for the time
   periods shown, reinvest all
   of your dividends and
   distributions, and then sell
   all of your shares at the
   end of those periods. The
   example also assumes that
   your investment has a 5%
   return each year, the
   Portfolio's operating
   expenses remain the same and
   your Investor B Shares
   automatically convert to
   Investor A Shares after
   eight years. Although your
   actual costs may be higher
   or lower, based on these
   assumptions your costs would
   be:
                                             EXAMPLE

                                                                                1       3        5       10
                                                                             YEAR   YEARS    YEARS    YEARS
                                                INVESTOR A SHARES            $588   $826    $1,083   $1,817
                                                INVESTOR B SHARES            $689   $885    $1,206   $1,997

                                                If you hold Investor B
                                                Shares, you would pay the
                                                following expenses if you
                                                did not sell your shares:    $189   $585    $1,006   $1,997

 [Scale
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             RISK/RETURN SUMMARY           ADDITIONAL INFORMATION ON RISK

   The principal risks of investing in each Portfolio are described on the previous pages. The following supplements that discussion.

   TEMPORARY DEFENSIVE POSITIONS

   Each Portfolio may temporarily hold investments that are not part of its main investment strategy to try to avoid losses during unfavorable market conditions. These investments may include cash (which will not earn any income) and taxable obligations, including money market instruments and debt securities issued or guaranteed by the U.S. Government or its agencies. This strategy could prevent a Portfolio from achieving its investment objective.

   OTHER TYPES OF INVESTMENTS

   This prospectus describes each Portfolio's principal investment strategies and the particular types of securities in which each Portfolio principally invests. Each Portfolio may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies -- and the risks involved -- are described in detail in the Statement of Additional Information ("SAI"), which is referred to on the back cover of this prospectus.

   YEAR 2000 RISKS

   As with other mutual funds, financial and business organizations and individuals around the world, the Portfolios could be adversely affected if the computer systems used by the Adviser and the Portfolios' other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This possibility is commonly known as the Year 2000 or "Y2K" problem. The Adviser is taking steps to address the Y2K problem with respect to the computer systems that it uses and to obtain assurances that comparable steps are being taken by the Portfolios' other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Portfolios. The Y2K problem could have a negative impact on the issuers of securities in which the Portfolios invest, which could hurt the Portfolios' investment returns.

 [Magnifying]
 [Glass Icon]

                                               DISTRIBUTION ARRANGEMENTS/
     YOUR ACCOUNT                                   SALES CHARGES

   SHARE CLASSES

   Each Portfolio offers Investor A Shares and each Portfolio except the Short-Intermediate Municipal Portfolio offers Investor B Shares. The primary difference between the share classes is the sales charge structure and distribution/service fee arrangement.

     TYPES OF CHARGES                     INVESTOR A SHARES                     INVESTOR B SHARES

     Sales Charge (Load)                  A front-end sales charge is           A contingent deferred sales charge
                                          assessed at the time of your          (CDSC) is assessed on shares
                                          purchase.                             redeemed within six years of
                                                                                purchase. Investor B Shares
                                                                                automatically convert to
                                                                                Investor A Shares eight years
                                                                                after purchase.
     Distribution (12b-1) and Service     Subject to annual distribution and    Subject to annual distribution and
     Fees                                 shareholder servicing fees            shareholder servicing fees
                                          of up to 0.30% of a Portfolio's       of up to 1.00% of a Portfolio's
                                          average daily net assets              average daily net assets
                                          attributable to its Investor A        attributable to its Investor B
                                          Shares.                               Shares.

                                               DISTRIBUTION ARRANGEMENTS/
   YOUR ACCOUNT                                             SALES CHARGES

   CALCULATION OF SALES CHARGES
   INVESTOR A SHARES

   MISSOURI TAX-EXEMPT BOND AND NATIONAL MUNICIPAL BOND PORTFOLIOS

                                              SALES CHARGE      SALES CHARGE        DEALERS'
                                             AS A % OF THE       AS A % OF        REALLOWANCE
                    AMOUNT OF                OFFERING PRICE   NET ASSET VALUE      AS A % OF
                   TRANSACTION                 PER SHARE         PER SHARE       OFFERING PRICE
      Less than $50,000                          4.75%             4.99%             4.25%
      -----------------------------------------------------------------------------------------
      $50,000 but less than $100,000             4.50%             4.71%             4.00%
      -----------------------------------------------------------------------------------------
      $100,000 but less than $250,000            3.50%             3.63%             3.00%
      -----------------------------------------------------------------------------------------
      $250,000 but less than $500,000            2.50%             2.56%             2.00%
      -----------------------------------------------------------------------------------------
      $500,000 but less than $1 million          2.00%             2.04%             1.50%
      -----------------------------------------------------------------------------------------
      $1 million or more                         0.50%             0.50%             0.40%

   SHORT-INTERMEDIATE MUNICIPAL PORTFOLIO

                                              SALES CHARGE     SALES CHARGE        DEALERS'
                                             AS A % OF THE       AS A % OF       REALLOWANCE
                    AMOUNT OF                OFFERING PRICE   NET ASSET VALUE     AS A % OF
                   TRANSACTION                 PER SHARE         PER SHARE      OFFERING PRICE
      Less than $50,000                          2.50%             2.56%            2.00%
      ----------------------------------------------------------------------------------------
      $50,000 but less than $100,000             1.50%             1.52%            1.30%
      ----------------------------------------------------------------------------------------
      $100,000 but less than $1 million          1.00%             1.01%            0.85%
      ----------------------------------------------------------------------------------------
      $1 million or more                         0.50%             0.50%            0.40%

   The Fund's distributor reserves the right to pay the entire sales charge on purchases of Investor A Shares to dealers. In addition, the Fund's distributor may from time to time implement programs under which a broker-dealer's sales force may be eligible to win nominal awards for certain sales efforts. If any such program is made available to any broker-dealer, it will be made available to all broker-dealers on the same terms. Payments made under such programs are made by the Fund's distributor out of its own assets and not out of the assets of the Portfolios. These programs will not change the price of Investor A Shares or the amount that the Portfolios will receive from such sales.

                                               DISTRIBUTION ARRANGEMENTS/
   YOUR ACCOUNT                                             SALES CHARGES

   CALCULATION OF SALES CHARGES
   INVESTOR B SHARES

    For purposes of calculating the CDSC, all                          YEARS                  CDSC AS A % OF
    purchases made during a calendar month are                         SINCE                  DOLLAR AMOUNT
    considered to be made on the first day of that                    PURCHASE              SUBJECT TO CHARGE
    month. The CDSC is based on the value of the                        0-1                        5.0%
    Investor B Shares on the date that they are sold                    1-2                        4.0%
    or the original cost of the shares, whichever is                    2-3                        3.0%
    lower. To keep your CDSC as low as possible each                    3-4                        3.0%
    time you sell shares, the Fund will first sell                      4-5                        2.0%
    any shares in your account that are not subject                     5-6                        1.0%
    to a CDSC. If there are not enough of these, the                more than 6                    None
    Fund will sell the shares that have the lowest
    CDSC.

   SALES CHARGE REDUCTIONS
   INVESTOR A SHARES

   Additional purchases of Investor A Shares by existing Investor A shareholder accounts at March 31, 1999 in the Missouri Tax-Exempt Bond and National Municipal Bond Portfolios are eligible for reduced sales charges. See the SAI or call the Fund's distributor at 1-800-452-2724 for further information.

   You may also reduce the sales charge on Investor A Shares through:

    - RIGHTS OF ACCUMULATION. You can add the value of the Investor A Shares that you already own in any Portfolio of the Fund that charges a sales load to your next investment in Investor A Shares for purposes of calculating the sales charge.

    - QUANTITY DISCOUNTS. As the dollar amount of your purchase increases, your sales charge may decrease (see the tables on page 21). In addition, the Fund will combine purchases made on the same day by you and your immediate family members when calculating applicable sales charges.

    - LETTER OF INTENT. You can purchase Investor A Shares of any Portfolio of the Fund that charges a sales load over a 13-month period and pay the same sales charge you would have paid if all shares were purchased at once. The Fund's transfer agent will hold in escrow 5% of your total investment (for payment of a higher sales load in case you do not purchase the full amount indicated on the application) until the full amount is received. To participate, complete the "Letter of Intent" section on your account application.

    - REINVESTMENT PRIVILEGE. You can reinvest some or all of the money that you receive when you sell Investor A Shares of a Portfolio in Investor A Shares of any Portfolio of the Fund within 60 days without paying a sales charge.

                                               DISTRIBUTION ARRANGEMENTS/
   YOUR ACCOUNT                                             SALES CHARGES

   PURCHASE OF INVESTOR A
   SHARES AT NET ASSET
   VALUE

   From time to time, the
   Fund's distributor may
   offer investors the
   option to purchase
   Investor A Shares at
   net asset value
   without payment of a
   front-end sales
   charge. To qualify,
   you must pay for the
   shares with the
   redemption proceeds
   from a non-affiliated
   mutual fund. In
   addition, you must
   have paid a front-end
   sales charge on the
   shares you redeem. The
   purchase of Investor A
   Shares must occur
   within 30 days of the
   prior redemption, and
   you must show evidence
   of the redemption
   transaction. At the
   time of purchase, your
   broker-dealer or other
   financial institution
   must notify the Fund
   that your transaction
   qualifies for a
   purchase at net asset
   value.

                            SALES CHARGE WAIVERS
                            INVESTOR A SHARES
                            In addition, there's no sales charge when you buy Investor A Shares if:
                            - You buy shares by reinvesting your dividends and
                              capital gains distributions.
                            - You're an officer or director of the Fund (or an
                              immediate family member of any such individual).

                            - You're a director, a current or retired employee
                              or a participant in an employee benefit or retirement plan of Mercantile Bancorporation Inc. or the Fund's distributor or any of their affiliates (or an immediate family member of any such individual).

                            - You're a broker, dealer or agent who has a sales
                              agreement with the Fund's distributor (or an employee or immediate family member of any such individual).

                            - You buy shares pursuant to a wrap-free program
                              offered by a broker-dealer or other financial institution.

                            - You buy shares with the proceeds of Trust Shares
                              or Institutional Shares of a Portfolio redeemed in connection with a rollover of benefits paid by a qualified retirement or employee benefit plan or a distribution on behalf of any other qualified account administered by Mercantile Bank or its affiliates or correspondents within 60 days of receipt of such payment.

                            - You buy shares through a payroll deduction
                              program.

                            - You're an employee of any sub-adviser to the Fund.

                            - You were a holder of a Southwestern Bell VISA card
                              formerly issued by Mercantile Bank of Southern Illinois, N.A. and you participated in the Fund's Automatic Investment Program.

                            - You're exchanging Trust Shares of a Portfolio
                              received from the distribution of assets held in a qualified trust, agency or custodian account with Mercantile Bank or any of its affiliates or correspondents.

                            - You're another investment company distributed by
                              the Fund's distributor or its affiliates.

                            If you think you qualify for any of these waivers, please call the Fund at 1-800-452-2724 before buying any shares.

                                               DISTRIBUTION ARRANGEMENTS/
   YOUR ACCOUNT                                             SALES CHARGES

   SALES CHARGE WAIVERS

   INVESTOR B SHARES
   No CDSC is assessed on redemptions of Investor B Shares if:
   - The shares were purchased with reinvested dividends or capital gains distributions.
   - The shares were purchased through an exchange of Investor B Shares of another Portfolio.

   - The redemption represents a distribution from a qualified retirement plan under Section 403(b)(7) of the Internal Revenue Code, due to death, disability or the attainment of a specified age.

   - The redemption is in connection with the death or disability of the shareholder.

   - You participate in the Automatic Withdrawal Plan and your annual withdrawals do not exceed 12% of your account's value.

   - Your account falls below the Portfolio's minimum account size, and the Fund liquidates your account (see page 30).

   - The redemption results from a tax-free return of an excess contribution, pursuant to Section 408(d)(4) or (5) of the Internal Revenue Code.

   DISTRIBUTION AND SERVICE FEES

   Investor A Shares of the Portfolios pay distribution (12b-1) and shareholder service fees at an annual rate of up to 0.30% of each Portfolio's Investor A Share assets. Investor B Shares of the Portfolios pay distribution (12b-1) and shareholder service fees at an annual rate of up to 1.00% of each Portfolio's Investor B Share assets. The Fund has adopted separate distribution and service plans under Rule 12b-1 that allow each Portfolio to pay fees from its Investor A Share or Investor B Share assets for selling and distributing Investor A Shares or Investor B Shares, as the case may be, and for services provided to shareholders. Because 12b-1 fees are paid on an ongoing basis, over time they increase the cost of your investment and may cost more than other sales charges.

   CONVERTING INVESTOR B SHARES TO INVESTOR A SHARES

   Eight years after you buy Investor B Shares of a Portfolio, they will automatically convert to Investor A Shares of the Portfolio. This allows you to benefit from the lower annual expenses of Investor A Shares.

   CHOOSING BETWEEN INVESTOR A SHARES AND INVESTOR B SHARES

   In deciding whether to buy Investor A Shares or Investor B Shares, you should consider how long you plan to hold the shares. Over time, the higher fees on Investor B Shares may equal or exceed the initial sales charge and fees for Investor A Shares. Investor A Shares may be a better choice if you qualify to have the sales charges reduced or eliminated, or if you plan to sell your shares within one or two years. Consult your financial adviser for help in choosing the appropriate share class.

   YOUR ACCOUNT                                EXPLANATION OF SALES PRICE

                                      Shares of each class in a Portfolio are sold at their net
                                      asset value (NAV) plus, in the case of Investor A Shares, a front-end sales charge, if applicable. This is commonly
                                      referred to as the "public offering price."

                                      The NAV for each class of shares of a Portfolio is
                                      determined as of the close of regular trading on the New
                                      York Stock Exchange (currently 4:00 p.m., Eastern time) on every business day. The NAV for a class of shares is
                                      determined by adding the value of the Portfolio's
                                      investments, cash and other assets attributable to a
                                      particular share class, subtracting the Portfolio's
                                      liabilities attributable to that class and then dividing the result by the total number of shares in the class that are outstanding.

                                      - Each Portfolio's investments are valued according to
                                      market value. When a market quote is not readily available, the security's value is based on "fair value" as
                                      determined by MVA under the supervision of the Fund's
                                      Board of Directors.

                                      - If you properly place a purchase order (see "How to Buy
                                      Shares" on page 26) that is delivered to the Fund before
                                      4:00 p.m. (Eastern time) on any business day, the order
                                      receives the share price determined for your share class
                                      as of 4:00 p.m. that day. If the order is received after
                                      4:00 p.m., it will receive the price determined on the
                                      next business day. You must pay for your shares no later
                                      than 4:00 p.m. three business days after placing the
                                      order, or the order will be cancelled.

   BUSINESS DAYS DEFINED

   A business day is any
   day that both the New
   York Stock Exchange
   and the Federal
   Reserve Bank of St.
   Louis are open for
   business. Currently,
   the Fund observes the
   following holidays:
   New Year's Day, Martin
   Luther King Jr. Day,
   Presidents' Day, Good
   Friday, Memorial Day
   (observed),
   Independence Day
   (observed), Labor Day,
   Columbus Day,
   Veterans' Day,
   Thanksgiving and
   Christmas.

   YOUR ACCOUNT                                         HOW TO BUY SHARES

                                                                                        TO OPEN         TO ADD TO
                                                        MINIMUM INVESTMENTS           YOUR ACCOUNT     YOUR ACCOUNT
                                                        Regular accounts                 $1,000            $100
                                                        ------------------------------------------------------------
                                                        Sweep program
                                                        through your
                                                        financial institution              None            None
                                                        ------------------------------------------------------------
                                                        Wrap fee program
                                                        through your
                                                        financial institution              None            None
                                                        ------------------------------------------------------------
                                                        Payroll Deduction
                                                        Program*                           None            $25
                                                        ------------------------------------------------------------
                                                                                                      $1,000 minimum
                                                        Automatic Exchange                               account
                                                        Program*                         $5,000          balance
                                                        ------------------------------------------------------------
                                                        Automatic Investment
                                                        Program*                            $50            $50

                                           *See Investor Programs below.
   Investing in the Mercantile
   Tax-Exempt Bond Portfolios is
   quick and convenient. You can
   purchase Investor A Shares or
   Investor B Shares in any of the
   following ways:

    - THROUGH A BROKER-DEALER
      ORGANIZATION. You can
      purchase shares through any
      broker-dealer organization
      that has a sales agreement
      with the Fund's distributor.
      The broker-dealer
      organization is responsible
      for sending your purchase
      order to the Fund.

    - THROUGH A FINANCIAL
      ORGANIZATION. You can
      purchase shares through any
      financial organization that
      has entered into a servicing
      agreement with the Fund. The
      financial organization is
      responsible for sending your
      purchase order to the Fund.

    - DIRECTLY FROM THE FUND BY MAIL. Just complete an account application and send it, along with a check for at least the minimum purchase amount, to:
      Mercantile Mutual Funds, Inc., P.O. Box 78069 -- Tram 001/128/41-6, St. Louis, Missouri 63178. Remember to specify whether you're buying Investor A Shares or Investor B Shares. To make additional investments once you've opened your account, send your check to the address above together with the detachable form that's included with your Fund statement or confirmation of a prior transaction or a letter stating the amount of your investment, the name of the Portfolio you want to invest in and your account number.

   In addition, you may call the Fund at 1-800-452-2724 for more information on how to buy shares.

   YOUR ACCOUNT                                        HOW TO SELL SHARES

   SELLING RECENTLY
   PURCHASED SHARES
   If you attempt to
   sell shares you
   recently purchased
   with a personal
   check, the Fund
   may delay
   processing your
   request until it
   collects payment
   for those shares.
   This process may
   take up to 15
   days, so if you
   plan to sell
   shares shortly
   after purchasing
   them, you may want
   to consider
   purchasing shares
   with a certified
   or bank check or
   via electronic
   transfer to avoid
   delays.

                                 You can arrange to get money out of your account by selling some or all of your shares. This is known as "redeeming"
                                 your shares. You can redeem your shares in the following
                                 ways:
                                 THROUGH A BROKER-DEALER OR OTHER FINANCIAL ORGANIZATION
                                 If you purchased your shares through a broker-dealer or
                                 other financial organization, your redemption order should be placed through the same organization. The organization is responsible for sending your redemption order to the Fund on a timely basis.
                                 BY MAIL
                                 Send your written redemption request to: Mercantile Mutual
                                 Funds, Inc., P.O. Box 78069 -- Tram 001/128/41-6, St. Louis,
                                 Missouri 63178. Your request must include the name of the
                                 Portfolio, the number of shares or the dollar amount you
                                 want to sell, your account number, your social security or tax identification number and the signature of each
                                 registered owner of the account. Your request also must be accompanied by any share certificates that are properly
                                 endorsed for transfer. Additional documents may be required for certain types of shareholders, such as corporations,
                                 partnerships, executors, trustees, administrators or
                                 guardians.
                                 The Fund's transfer agent may require a signature guarantee unless the redemption proceeds are payable to the
                                 shareholder of record and the redemption is either mailed to the shareholder's address of record or electronically
                                 transferred to the account designated on the original
                                 account application. A signature guarantee helps prevent
                                 fraud, and you may obtain one from most banks and
                                 broker-dealers. Contact your broker-dealer or other
                                 financial organization or the Fund for more information on signature guarantees.
                                 BY TELEPHONE
                                 You may redeem your shares by telephone if you have selected that option on your account application. Call the Fund at
                                 1-800-452-2724 with your request. You may have your proceeds mailed to your address or transferred electronically to the bank account designated on your account application. If you have not previously selected the telephone privilege, you
                                 may add this feature by providing written instructions to
                                 the Fund's transfer agent. If you have difficulty getting
                                 through to the Fund because of unusual market conditions,
                                 consider selling your shares by mail.
                                 You may sell your Portfolio shares at any time. Your shares will be sold at the NAV next determined after the Fund
                                 accepts your order (see above). The proceeds of the sale of
                                 Investor B Shares will be reduced by the applicable CDSC.
                                 Your proceeds ordinarily are sent electronically or mailed by check within three business days. If your account holds both Investor A Shares and Investor B Shares, be sure to
                                 specify which shares you are selling. Otherwise, Investor A
                                 Shares will be sold first.

   YOUR ACCOUNT                                         INVESTOR PROGRAMS

   It's also easy to buy or sell shares of the Portfolios by using one of the programs described below.

   AUTOMATIC INVESTMENT PROGRAM

   You may open an account or make additional investments to an existing account for as little as $50 a month with the Fund's Automatic Investment Program
   (AIP). Under the AIP, you specify the dollar amount to be automatically withdrawn each month from your bank checking account and invested in your Portfolio account. Purchases of Investor A Shares or Investor B Shares will occur on the 5th or 20th day (or the next business day after the 5th or the 20th) of each month at the net asset value plus any front-end sales charge, if applicable, next determined on the day the order is effected. To take advantage of the AIP, complete the AIP authorization form included with your account application or contact your broker-dealer or other financial organization.

   AIP lets you take advantage of "dollar cost averaging," a long-term investment technique designed to help investors reduce their average cost per share over time. Instead of trying to time the market, you can invest a fixed dollar amount each month. So, you buy fewer Portfolio shares when prices are high and more when prices are low. Because dollar cost averaging involves regular investing over time, regardless of share price, it may not be appropriate for all investors.

   In addition, dollar cost averaging does not guarantee a profit or protect against loss in a steadily declining market. To be effective, dollar cost averaging usually should be followed on a sustained, consistent basis. Even then, however, there can be no guarantee of the success of this technique, and it will not prevent a loss if an investor ultimately redeems his or her shares at a price that is lower than the original purchase price.

   EXCHANGES

   The exchange privilege enables you to exchange Investor A Shares of one Portfolio for Investor A Shares (or in certain limited circumstances, Trust or Institutional Shares) of another Portfolio and to exchange Investor B Shares of one Portfolio for Investor B Shares of another Portfolio. Just sign up for the exchange privilege on your account application and contact your broker-dealer or other financial organization when you want to exchange shares. You also may exchange shares by telephoning the Fund directly (call 1-800-452-2724) if you have elected this privilege on your account application. The exchange privilege may be exercised only in those states where the class of shares of the Portfolio being acquired may be legally sold.

   When exchanging Investor A Shares of a Portfolio that has no sales charge or a lower sales charge for Investor A Shares of a Portfolio with a higher sales charge, you will pay the difference.

   You may exchange Investor B Shares without paying a CDSC on the exchange. The holding period of the shares originally held and redeemed will be added to the holding period of the new shares acquired through the exchange.

   YOUR ACCOUNT                                         INVESTOR PROGRAMS

   AUTOMATIC EXCHANGE PROGRAM

   This program lets you automatically exchange shares of one Portfolio for shares of another Portfolio on a regular basis, as long as the shares are of the same class. Because you're making regular purchases, the Automatic Exchange Program enables you to take advantage of dollar cost averaging. (See "Automatic Investment Program" above.)

   To participate, you must make a minimum initial purchase of $5,000 and maintain a minimum account balance of $1,000. In addition, you must complete the authorization form included with your account application or available from your broker-dealer or other financial organization. In order to change instructions with respect to the Automatic Exchange Program or to discontinue the program, you must send written instructions to your broker-dealer or other financial organization or to the Fund.

   AUTOMATIC WITHDRAWAL PLAN

   If the net asset value of your account equals $10,000 or more, you may take advantage of the Fund's Automatic Withdrawal Plan (AWP). With the AWP, you can have monthly, quarterly, semi-annual or annual redemptions of at least $50 from your Portfolio account sent to you via check or to your bank account electronically on the 5th or 20th day of the applicable month of withdrawal. No CDSC will be charged on withdrawals of Investor B Shares made through the AWP that don't annually exceed 12% of your account's value.

   To participate in the AWP, complete the AWP application included with your account application or contact your broker-dealer or other financial organization. A signature guarantee will be required. You may terminate your participation in the AWP upon 30 days' notice to your broker-dealer or other financial organization or to the Fund.

   PAYROLL DEDUCTION PROGRAM

   You can make regular investments from your paycheck. The minimum investment is $25 per pay period. Call the Fund at 1-800-452-2724 for an application and further information. The Fund may terminate the program at any time.

   YOUR ACCOUNT                              GENERAL TRANSACTION POLICIES

   The Fund reserves the right to:

     - Vary or waive any minimum investment requirement.

     - Refuse any order to buy shares.

     - Reject any exchange request.

     - Change or cancel the procedures for selling or exchanging shares by telephone at any time.

     - Redeem all shares in your account if your balance falls below $500. If, within 60 days of the Fund's written request, you have not increased your account balance, you may be required to redeem your shares. The Fund will not require you to redeem shares if the value of your account drops below $500 due to fluctuations in net asset value.

     - Send redemption proceeds within seven days after receiving a request, if an earlier payment could adversely affect a Portfolio.

     - Modify or terminate the Automatic Exchange, Automatic Investment and Automatic Withdrawal programs at any time.
     - Modify or terminate the exchange privilege after 60 days' written notice to shareholders.

     - Make a "redemption in kind." Under abnormal conditions that may make payment in cash unwise, the Fund may offer partial or complete payment in portfolio securities rather than cash at such securities' then-market-value equal to the redemption price. In such cases, you may incur brokerage costs in converting these securities to cash.

   If you elect telephone privileges on the account application or in a letter to the Fund, you may be responsible for any fraudulent telephone orders as long as the Fund has taken reasonable precautions to verify your identity.

   Also, your broker-dealer or other financial organization may establish policies that differ from those of the Funds. For example, the organization may charge transaction fees, set higher minimum investments, or impose certain limitations on purchasing or redeeming shares in addition to those identified in this prospectus. Contact your broker-dealer or other financial organization for details.

 [Chart
 Icon]
             DISTRIBUTIONS AND TAXES

   DIVIDENDS AND DISTRIBUTIONS

   The Portfolios pay their shareholders dividends from the Portfolios' respective net investment income and distribute any net capital gains the Portfolios have realized.

   Dividends are declared daily and paid monthly. Capital gains, if any, are distributed once a year. It's expected that each Portfolio's annual distributions will be primarily income dividends.

   Dividends on each share class of the Portfolios are determined in the same manner and are paid in the same amount. However, each share class bears all expenses associated with that particular class. So, because Investor B Shares have higher distribution and service fees than Investor A Shares, the dividends paid to Investor B shareholders will be lower than those paid to Investor A shareholders.

   All of your dividends and capital gains distributions with respect to a particular Portfolio will be reinvested in additional shares of the same class unless you instruct otherwise on your account application or have redeemed all shares you held in the Portfolio. In such cases, dividends and distributions will be paid in cash.

----------------------
You will be advised at least annually regarding the federal income tax treatment and, if you own shares of the Missouri Tax-Exempt Bond Portfolio, the Missouri state income tax treatment, of dividends and distributions made to you. You should save your account statements because they contain information you will need to calculate your capital gains or losses upon your ultimate sale or exchange of shares in the Portfolios.
----------------------

   DISTRIBUTIONS AND TAXES

                       TAXATION

                       As with any investment, you should consider the tax implications of an investment in the Portfolios. The following is only a brief summary of some of the important tax considerations generally affecting the Portfolios and their shareholders under current law, which may be subject to change in the future. Consult your tax adviser with specific reference to your own tax situation.

                       - It is expected that the Portfolios will distribute
                         dividends derived from interest earned on exempt securities, and these "exempt-interest dividends" will be exempt income for shareholders for federal income tax purposes. However, distributions, if any, derived from net capital gains of each Portfolio will generally be taxable to you as capital gains. Dividends, if any, derived from short-term capital gain or taxable interest income will be taxable to you as ordinary income.

                       - You should note that if you purchase shares just prior
                         to a capital gain distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This is known as "buying into a dividend."

                       - You will recognize taxable gain or loss on a sale,
                         exchange or redemption of your shares, including an exchange for shares of another Portfolio, based on the difference between your tax basis in the shares and the amount you receive for them. Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. If you receive an exempt-interest dividend with respect to any share and the share is held by you for six months or less, any loss on the sale or exchange of the share will be disallowed to the extent of such dividend amount.

                       - You should note that a portion of the exempt-interest
                         dividends paid by each Portfolio may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

                       - The Missouri Tax-Exempt Bond Portfolio anticipates that
                         the dividends that it pays that are attributable to interest earned by the Portfolio will also be exempt from Missouri state income taxes. Dividends paid by the Short-Intermediate Municipal and National Municipal Bond Portfolios that are attributable to interest earned by the Portfolios may be taxable to shareholders under state or local law.

                       For more information regarding the taxation of the Portfolios, consult the SAI under the heading "Additional Information Concerning Taxes." You also should consult your tax adviser for information regarding state and local tax consequences with respect to your specific situation.

                                       32
-

 [Open Book
 Icon]
             MANAGEMENT OF THE FUND

   THE ADVISER

   MVA, subject to the general supervision of the Fund's Board of Directors, is responsible for the day-to-day management of the Portfolios in accordance with each Portfolio's respective investment objective and policies. This includes making investment decisions, buying and selling securities and overseeing the administration and recordkeeping for each Portfolio.

   In exchange for these services, MVA receives an investment advisory fee, which is calculated daily and paid monthly, according to the average daily net assets of each Portfolio. For the fiscal year ended November 30, 1998, the Portfolios paid MVA advisory fees as follows:

                                             INVESTMENT ADVISORY FEES
                  PORTFOLIO                    AS A % OF NET ASSETS
                                          ------------------------------
     Short-Intermediate Municipal
       Portfolio                                       .33%
                                          ------------------------------
     Missouri Tax-Exempt Bond Portfolio                .45%
                                          ------------------------------
     National Municipal Bond Portfolio                 .34%
    ---------------------------------------------------------------------

 [Open Hand
 Icon]
             FINANCIAL HIGHLIGHTS

   INTRODUCTION

   The financial highlights tables presented below are intended to help you understand the financial performance of each Portfolio's Investor A Shares and/or Investor B Shares for the past five years (or, if shorter, the period since the Portfolio began operations or the particular shares were first offered). Certain information reflects financial results for a single Investor A Share or Investor B Share in each Portfolio. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in either Investor A Shares or Investor B Shares, assuming reinvestment of all dividends and distributions. This information has been audited by KPMG LLP, independent auditors, whose report, along with the Portfolios' financial statements, are included in the Fund's Annual Report to Shareholders, and are incorporated by reference into the SAI.

   FINANCIAL HIGHLIGHTS            SHORT-INTERMEDIATE MUNICIPAL PORTFOLIO

                                                            INVESTOR A SHARES
                                            (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                                                              JULY 10, 1995 TO
                                          FOR THE YEARS ENDED NOVEMBER 30,      NOVEMBER 30,
                                            1998        1997        1996           1995(a)
   NET ASSET VALUE, BEGINNING OF PERIOD    $ 10.11     $ 10.08     $ 10.08         $ 10.00
   --------------------------------------------------------------------------------------------
   INVESTMENT ACTIVITIES
     Net investment income                    0.35        0.37        0.40              --
     Net realized and unrealized gains
       from investments                       0.15        0.03          --            0.08
   --------------------------------------------------------------------------------------------
       Total from Investment Activities       0.50        0.40        0.40            0.08
   --------------------------------------------------------------------------------------------
   DISTRIBUTIONS
     Net investment income                   (0.35)      (0.37)      (0.40)             --
   --------------------------------------------------------------------------------------------
       Total Distributions                   (0.35)      (0.37)      (0.40)             --
   --------------------------------------------------------------------------------------------
   NET ASSET VALUE, END OF PERIOD          $ 10.26     $ 10.11     $ 10.08         $ 10.08
   --------------------------------------------------------------------------------------------
       Total Return (excludes sales
         charges)                             5.16%       4.12%       4.02%           0.80%(b)
   RATIOS/SUPPLEMENTARY DATA:
     Net assets at end of period (000)     $    32     $    16     $    51         $    --(c)
     Ratio of expenses to average net
       assets                                 0.89%       0.62%       0.56%           0.00%(d)
     Ratio of net investment income to
       average net assets                     3.54%       3.78%       3.83%           0.00%(d)
     Ratio of expenses to average net
       assets*                                1.21%       1.32%       1.26%           0.00%(d)
     Portfolio turnover**                    18.58%       0.00%       0.00%           0.00%

    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

    ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

   (a) Period from commencement of operations.

   (b) Not annualized.

   (c) Only one Investor A Share, worth $10.08, was outstanding as of November 30, 1995.

   (d) Annualized.

   FINANCIAL HIGHLIGHTS                MISSOURI TAX-EXEMPT BOND PORTFOLIO


                                                                       INVESTOR A SHARES
                                                        (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                                                                   FOR THE
                                                                               SIX MONTHS ENDED   FOR THE YEARS ENDED
                                           FOR THE YEARS ENDED NOVEMBER 30,      NOVEMBER 30,           MAY 31,
                                             1998        1997     1996             1995(d)        1995(a)    1994
    NET ASSET VALUE,
      BEGINNING OF PERIOD                   $ 11.87     $ 11.69     $ 11.74        $ 11.52        $ 11.13    $ 11.54
    -----------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES
      Net investment income                    0.52        0.53        0.55           0.27           0.55       0.55
      Net realized and unrealized gains
        (losses) from investments              0.21        0.18       (0.05)          0.22           0.40      (0.37)
    -----------------------------------------------------------------------------------------------------------------
        Total from Investment Activities       0.73        0.71        0.50           0.49           0.95       0.18
    -----------------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS
      Net investment income                   (0.52)      (0.53)      (0.55)         (0.27)         (0.55)     (0.55)
      Net realized gains                         --          --          --             --          (0.01)     (0.04)
    -----------------------------------------------------------------------------------------------------------------
        Total Distributions                   (0.52)      (0.53)      (0.55)         (0.27)         (0.56)     (0.59)
    -----------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD          $ 12.08     $ 11.87     $ 11.69        $ 11.74        $ 11.52    $ 11.13
    -----------------------------------------------------------------------------------------------------------------
        Total Return (excludes sales
          charges)                             6.31%       6.27%       4.41%          4.32%(b)        8.91%     1.53%
    RATIOS/SUPPLEMENTARY DATA:
      Net assets at end of period (000)     $23,611     $23,722     $25,144        $24,726        $24,318    $27,919
      Ratio of expenses to average net
        assets                                 0.86%       0.86%       0.85%          0.95%(c)        0.84%     0.65%
      Ratio of net investment income to
        average net assets                     4.38%       4.57%       4.75%          4.64%(c)        5.02%     4.75%
      Ratio of expenses to average net
        assets*                                1.06%       1.06%       1.05%          1.18%(c)        1.18%     1.12%
      Portfolio turnover**                     6.14%       3.50%       3.66%          1.55%            --      20.00%

    * During the period, certain fees were voluntary reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

    ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

   (a) On September 27, 1994, the Portfolio redesignated Investor Shares as "Investor A" Shares.

   (b) Not annualized.

   (c) Annualized.

   (d) Upon reorganizing as a portfolio of the Fund on October 2, 1995, the Missouri Tax-Exempt Bond Portfolio changed its fiscal year end from May 31 to November 30.

   FINANCIAL HIGHLIGHTS                MISSOURI TAX-EXEMPT BOND PORTFOLIO


                                                                      INVESTOR B SHARES
                                                      (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                                                                FOR THE
                                                                            SIX MONTHS ENDED      MARCH 1, 1995
                                            FOR YEARS ENDED NOVEMBER 30,      NOVEMBER 30,         TO MAY 31,
                                             1998       1997       1996         1995(e)              1995(a)
    NET ASSET VALUE, BEGINNING OF PERIOD    $11.86     $11.68     $11.74         $11.52              $11.19
    --------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES
      Net investment income                   0.43       0.44       0.45           0.22                0.11
      Net realized and unrealized gains
        (losses) on investments               0.21       0.18      (0.06)          0.22                0.33
    --------------------------------------------------------------------------------------------------------------
        Total from Investment Activities      0.64       0.62       0.39           0.44                0.44
    --------------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS
      Net investment income                  (0.43)     (0.44)     (0.45)         (0.22)              (0.11)
    --------------------------------------------------------------------------------------------------------------
        Total Distributions                  (0.43)     (0.44)     (0.45)         (0.22)              (0.11)
    --------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD          $12.07     $11.86     $11.68         $11.74              $11.52
    --------------------------------------------------------------------------------------------------------------
        Total Return (excludes sales
          charges)                            5.47%      5.43%      3.48%          3.88%(b)            8.61%(c)
    RATIOS/SUPPLEMENTARY DATA:
      Net assets at end of period (000)     $2,496     $1,398     $  675         $  433              $   94
      Ratio of expenses to average net
        assets                                1.66%      1.66%      1.65%          1.77%(d)            1.76%(d)
      Ratio of net investment income to
        average net assets                    3.57%      3.76%      3.96%          3.82%(d)            4.00%(d)
      Ratio of expenses to average net
        assets*                               1.76%      1.76%      1.75%          1.87%(d)            1.88%(d)
      Portfolio turnover**                    6.14%      3.50%      3.66%          1.55%                 --

    * During the period, certain fees were voluntary reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

    ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

   (a) On September 27, 1994, the Portfolio redesignated Investor Shares as "Investor A" Shares and authorized the issuance of a third series of shares designated as "Investor B" Shares. These financial highlights of Investor B Shares cover the period from March 1, 1995 (commencement of operations) through May 31, 1995.

   (b) Not annualized.

   (c) Represents the total return for Investor A Shares from June 1, 1994 to February 28, 1995, plus the total return for Investor B Shares from March 1, 1995 to May 31, 1995.

   (d) Annualized.

   (e) Upon reorganizing as a portfolio of the Fund on October 2, 1995, the Missouri Tax-Exempt Bond Portfolio changed its fiscal year end from May 31 to November 30.

   FINANCIAL HIGHLIGHTS                 NATIONAL MUNICIPAL BOND PORTFOLIO

                                                     (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                                                NOVEMBER 18,                         NOVEMBER 18,
                                          FOR THE YEARS ENDED     1996 TO      FOR THE YEARS ENDED     1996 TO
                                             NOVEMBER 30,       NOVEMBER 30,      NOVEMBER 30,       NOVEMBER 30,
                                            1998       1997        1996(a)        1998       1997       1996(a)
                                          INVESTOR   INVESTOR     INVESTOR     INVESTOR   INVESTOR     INVESTOR
                                          A SHARES   A SHARES     A SHARES     B SHARES   B SHARES     B SHARES
   NET ASSET VALUE, BEGINNING OF PERIOD   $ 10.27    $ 10.05      $ 10.00      $ 10.29    $ 10.05      $ 10.00
   --------------------------------------------------------------------------------------------------------------
   INVESTMENT ACTIVITIES
     Net investment income                   0.44       0.52         0.02         0.36       0.44         0.02
     Net realized and unrealized gains
       from investments                      0.30       0.22         0.05         0.30       0.24         0.05
   --------------------------------------------------------------------------------------------------------------
       Total from Investment Activities      0.74       0.74         0.07         0.66       0.68         0.07
   --------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS
     Net investment income                  (0.44)     (0.52)       (0.02)       (0.36)     (0.44)       (0.02)
     Net realized gains                     (0.35)        --           --        (0.35)        --           --
   --------------------------------------------------------------------------------------------------------------
       Total Distributions                  (0.79)     (0.52)       (0.02)       (0.71)     (0.44)       (0.02)
   --------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE, END OF PERIOD         $ 10.22    $ 10.27      $ 10.05      $ 10.24    $ 10.29      $ 10.05
   --------------------------------------------------------------------------------------------------------------
       Total Return (excludes sales
         charge)                             7.56%      7.61%        0.73%(b)     6.69%      7.01%        0.70%(b)
   RATIOS/SUPPLEMENTARY DATA:
     Net assets at end of period (000)    $ 1,162    $   717      $     1      $   503    $   408      $     1
     Ratio of expenses to average net
       assets                                0.85%      0.35%        0.37%(c)     1.56%      1.17%        1.10%(c)
     Ratio of net investment income to
       average net assets                    4.18%      4.71%        9.08%(c)     3.51%      4.08%        8.35%(c)
     Ratio of expenses to average net
       assets*                               1.16%      1.17%        1.07%(c)     1.86%      1.89%        1.80%(c)
     Portfolio turnover**                   18.30%     83.94%          --        18.30%     83.94%          --

    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

    ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

   (a) Period from commencement of operations.

   (b) Not annualized.

   (c) Annualized.

[Back Cover Page]

Where to find more information

You'll find more information about the Mercantile Tax-Exempt Bond Portfolios in the following documents:

Annual and semi-annual reports
The Fund's annual and semi-annual reports contain more information about each Portfolio and a discussion about the market conditions and investment strategies that had a significant effect on each Portfolio's performance during the last fiscal year.

Statement of Additional Information (SAI)
The SAI contains detailed information about the Portfolios and their policies. By law, it's incorporated by reference into (considered to be part of) this prospectus.

You can get a free copy of these documents, request other information about the Portfolios and make shareholder inquiries by calling the Fund at 1-800-452-2724 or by writing to:

Mercantile Mutual Funds, Inc.
P.O. Box 78069
St. Louis, Missouri 63175

If you buy your shares through a broker-dealer or other financial institution, you may contact your institution for more information.

You can write to the Securities and Exchange Commission (SEC) Public Reference Section and ask them to mail you information about the Portfolios, including the SAI. They'll charge you a fee for this service. You can also visit the SEC Public Reference Room and copy the documents while you're there. For information about the operation of the Public Reference Room, call the SEC.

Public Reference Section of the SEC
Washington, DC  20549-6009
1-800-SEC-0330

Reports and other information about the Mercantile Tax-Exempt Bond Portfolios are also available on the SEC's website at http://www.sec.gov.







The Fund's Investment Company Act File No. is 811-3567

Mercantile Mutual Funds, Inc.
PROSPECTUS
MARCH 31, 1999

STOCK PORTFOLIOS

Balanced Portfolio
Equity Income Portfolio
Equity Index Portfolio
Growth & Income Equity Portfolio
Growth Equity Portfolio
Small Cap Equity Portfolio
Small Cap Equity Index Portfolio
International Equity Portfolio

Investor A Shares and Investor B Shares


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved any shares of these Portfolios or determined if this prospectus is truthful or complete. Anyone who tells you otherwise is committing a criminal offense.

                                                                        CONTENTS

                                                RISK/RETURN SUMMARY

                                        LOGO
                                        LOGO
                                                  3  Overview
                                                  4  Balanced Portfolio
                                                  9  Equity Income Portfolio
                                                 13  Equity Index Portfolio
                                                 17  Growth & Income Equity Portfolio
                                                 21  Growth Equity Portfolio
                                                 25  Small Cap Equity Portfolio
                                                 29  Small Cap Equity Index Portfolio
                                                 32  International Equity Portfolio
                                                 36  Additional Information on Risk
                                                YOUR ACCOUNT

                                        LOGO
                                        LOGO
                                                 37  Distribution Arrangements/Sales Charges
                                                 42  Explanation of Sales Price
                                                 43  How to Buy Shares
                                                 44  How to Sell Shares
                                                 45  Investor Programs
                                                 47  General Transaction Policies
                                                DISTRIBUTIONS AND TAXES

                                        LOGO
                                        LOGO
                                                 48  Dividends and Distributions
                                                 49  Taxation
                                                MANAGEMENT OF THE FUND

                                        LOGO
                                        LOGO
                                                 50  The Adviser
                                                 50  The Sub-Adviser
                                                FINANCIAL HIGHLIGHTS

                                        LOGO
                                        LOGO
                                                 51  Introduction
                                                 52  Balanced Portfolio
                                                 54  Equity Income Portfolio
                                                 55  Equity Index Portfolio
                                                 56  Growth & Income Equity Portfolio
                                                 58  Growth Equity Portfolio
                                                 59  Small Cap Equity Portfolio
                                                 61  International Equity Portfolio

 logo
 logo   Q
             RISK/RETURN SUMMARY                                 OVERVIEW


                                      This prospectus describes the Mercantile Stock Portfolios, eight investment portfolios offered by Mercantile Mutual
                                      Funds, Inc. (the "Fund"). The Fund was formerly known as The
                                      ARCH Fund(R), Inc. On the following pages, you will find
                                      important information about each Portfolio, including:
                                      - A description of the Portfolio's investment objective
                                      (sometimes referred to as its goal);
                                      - The Portfolio's principal investment strategies (the steps it takes to try to meet its goal);
                                      - The principal risks associated with the Portfolio (factors that may prevent it from meeting its goal);
                                      - The Portfolio's past performance (how successful it's been in meeting its goal); and
                                      - The fees and expenses (including sales charges) you pay as an investor in the Portfolio.

    WHO MAY WANT TO INVEST IN         The Mercantile Stock Portfolios may be appropriate for
    THE MERCANTILE STOCK              investors who seek capital growth over the long term and are
    PORTFOLIOS?                       comfortable with the risks of stock markets. The Portfolios may NOT be appropriate for investors who are investing for short-term goals or are mainly seeking current income.

                                      Before investing in a Portfolio, you should carefully
                                      consider:
                                      - Your own investment goals
                                      - The amount of time you are willing to leave your money
                                      invested
                                      - How much risk you are willing to take.

    THE INVESTMENT ADVISER            Mississippi Valley Advisors Inc. ("MVA" or the "Adviser")
                                      serves as the investment adviser to each Portfolio. Founded in 1987, MVA is a subsidiary of Mercantile Bancorporation
                                      Inc., a regional banking and financial services
                                      organization, and has its main office at One Mercantile
                                      Center, Seventh and Washington Streets, St. Louis, Missouri
                                      63101. As of December 31, 1998, MVA had approximately $9.9 billion in assets under management, including the Fund's
                                      assets, which were approximately $4.3 billion.

                                      An investment in the Portfolios is not a Mercantile Bank
                                      deposit and is not insured or guaranteed by the Federal
                                      Deposit Insurance Corporation or any other government
                                      agency. You could lose money by investing in the Portfolios.


                                        3
-
 logo
 logo
             RISK/RETURN SUMMARY                       BALANCED PORTFOLIO

   TOTAL RETURN consists
   of net income
   (dividend and/or
   interest income from
   Portfolio securities,
   less expenses of the
   Portfolio) and capital
   gains and losses, both
   realized and
   unrealized, from
   Portfolio securities.

   INVESTMENT GRADE BONDS
   are those of medium
   credit quality or
   better as determined
   by a national rating
   agency, such as
   Standard & Poor's
   Ratings Group (bonds
   rated BBB or better)
   and Moody's Investors
   Service, Inc. (bonds
   rated Baa or higher).
   The higher the credit
   rating, the less
   likely it is that the
   bond issuer will
   default on its
   principal and interest
   payments.

   PORTFOLIO MANAGER
   Peter Merzian, a
   senior associate of
   MVA, is responsible
   for the day-to-day
   management of the
   Portfolio. He has been
   with MVA since 1993
   and has managed the
   Portfolio since May
   1996. He also manages
   the Fund's three
   municipal bond
   portfolios.


                                      INVESTMENT OBJECTIVE
                                      The Portfolio's investment objective is to maximize total
                                      return through a combination of growth of capital and
                                      current income consistent with the preservation of capital.

                                      PRINCIPAL INVESTMENT STRATEGIES
                                      The Portfolio invests in a combination of equity securities
                                      (such as stocks), fixed-income securities (such as bonds)
                                      and money market instruments in weightings the Adviser
                                      believes will offer attractive total returns over time. In making asset allocation decisions, the Adviser evaluates
                                      forecasts for inflation, interest rates and long-term
                                      corporate earnings growth. The Adviser then examines the
                                      potential effect of these factors on each asset group over a one- to three-year time period using its own dynamic
                                      computer models. These models show the statistical impact of the Adviser's economic outlook upon the future returns of
                                      each asset group. The Adviser periodically will increase or decrease the Portfolio's allocations to equities and
                                      fixed-income securities based on which class appears
                                      relatively more attractive than the other. For example, if the Adviser expects more rapid economic growth leading to
                                      better corporate earnings, it will increase the Portfolio's holdings of equity securities and reduce its holdings of
                                      fixed-income securities and money market instruments.

                                      In selecting equity securities, the Adviser considers
                                      historical and projected earnings, the price/earnings
                                      relationship and company growth and asset value. In
                                      selecting fixed-income securities, the Adviser seeks those issues representing the best value among various sectors,
                                      and also considers credit quality, prevailing interest rates and liquidity.

                                      Under normal market conditions, the Portfolio invests at
                                      least 25% of its total assets in fixed-income securities and no more than 75% of its total assets in equity securities.
                                      The actual percentages will vary from time to time based on the Adviser's economic and market outlooks. The Portfolio's equity securities will consist mainly of common stocks, and its fixed-income securities will consist mainly of
                                      investment grade bonds, including U.S. Government
                                      securities. Occasionally, the rating of a fixed-income
                                      security held by the Portfolio may be downgraded. If that
                                      happens, the Portfolio does not have to sell the security
                                      unless the Adviser determines that under the circumstances the security is no longer an appropriate investment for the
                                      Portfolio.

                                        4
-
 logo
 logo   Q

             RISK/RETURN SUMMARY                       BALANCED PORTFOLIO


                                      PRINCIPAL RISK CONSIDERATIONS
                                      The Portfolio invests in stocks and other equity securities, which may decline in value over short or extended periods of time. Equity markets tend to be cyclical; there are times
                                      when stock prices generally increase, and other times when they generally decrease. This could cause the value of your investment in the Portfolio to fluctuate.

                                      The Portfolio also invests in fixed-income securities, which lose value when interest rates increase (but increase in
                                      value when interest rates decline). Longer-term fixed-income securities are more susceptible to these fluctuations in
                                      interest rates than short-term fixed-income securities.
                                      Changes in interest rates may cause certain fixed-income
                                      securities, such as callable securities and mortgage-backed securities, to be paid off much sooner or later than
                                      expected. In the event that a security is paid off sooner
                                      than expected because of a decline in interest rates, the
                                      Portfolio may be unable to recoup all of its initial
                                      investment and will also suffer from having to reinvest in lower-yielding securities. In the event of a later than
                                      expected payment because of a rise in interest rates, the
                                      value of the obligation will decrease, and the Portfolio
                                      will suffer from the inability to invest in higher-yielding securities. Fixed-income securities are subject to other
                                      risks, including the risk that the issuer will be unable to make payments of principal and interest.

                                      The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may
                                      advance the Portfolio's investment objective. It is
                                      possible, however, that these evaluations will prove to be inaccurate.


                                        5
-

   RISK/RETURN SUMMARY                                 BALANCED PORTFOLIO

   RETURN HISTORY
   The bar chart and table on
   this page show the
   Portfolio's annual returns
   and long-term performance,
   thereby giving some
   indication of the risk of
   investing in the Portfolio.
   The bar chart shows how the
   performance of the
   Portfolio's Investor A
   Shares has varied from year
   to year. The table shows
   how the Portfolio's average
   annual returns for one
   year, five years and since
   inception compare to those
   of broad-based market
   indexes. Both the bar chart
   and table assume
   reinvestment of all
   dividends and
   distributions. The
   Portfolio's past
   performance does not
   necessarily indicate how it
   will perform in the future.

   KNOW YOUR INDEX
   THE S&P 500 INDEX is an
   unmanaged index comprised
   of 500 widely held common
   stocks listed on the New
   York Stock Exchange, the
   American Stock Exchange and
   NASDAQ.
   THE LEHMAN BROTHERS
   AGGREGATE BOND INDEX is an
   unmanaged index made up of
   Lehman Brothers' Government/
   Corporate Bond Index, its
   Mortgage Backed Securities
   Index and its Asset Backed
   Securities Index.

                                              INVESTOR A SHARES
                                              YEAR-BY-YEAR TOTAL RETURNS
                                              (AS OF DECEMBER 31 EACH YEAR)
                                    [STATED IN PERCENTAGES]

                                                                          BALANCED PORTFOLIO
                                                                          ------------------
'1994'                                                                           -2.11
'95'                                                                             26.30
'96'                                                                             11.93
'97'                                                                             18.02
'98'                                                                             11.11

                                       The returns for Investor B Shares
                                       differed from the returns shown in the
                                       bar chart because the two classes bear
                                       different expenses. The bar chart does
                                       not reflect any sales charges on
                                       purchases of the Portfolio's Investor A
                                       Shares. If sales charges were included,
                                       returns would be lower than those shown.
                                            Best quarter:  10.78% for the
                                                           quarter ending
                                                           December 31, 1998
                                            Worst quarter: -7.39% for the
                                                           quarter ending
                                                           September 30, 1998

                                                     AVERAGE ANNUAL TOTAL
                                                     RETURNS
                                                     for the periods ended
                                                     December 31, 1998

                                                                                      SINCE
                                                     1 YEAR          5 YEARS        INCEPTION*
   Investor A Shares
   (with 5.50% sales charge)                          5.03%           11.38%          10.69%
   Investor B Shares**
   (with applicable contingent deferred sales
   charge)                                            5.34%           11.88%          11.12%
   S&P 500 Index                                     28.60%           24.05%          21.73%
   Lehman Brothers Aggregate Bond Index               8.69%            7.27%           7.27%

    * April 1, 1993 for Investor A Shares; March 31, 1993 for the S&P 500 Index and the Lehman Brothers Aggregate Bond Index.
   ** Investor B Shares of the Portfolio commenced operations on March 1, 1995.
      Average annual total returns for prior periods reflect the performance of the Portfolio's Investor A Shares which has been restated to reflect the applicable contingent deferred sales charges payable on redemptions of Investor B Shares within six years of the date of purchase. Investor B Shares are subject to distribution and service fees at a maximum annual rate of 1.00% of the Portfolio's Investor B Share assets. Had the performance of Investor A Shares been restated to reflect these distribution and service fees, average annual total returns would have been lower.

                                        6
-

   RISK/RETURN SUMMARY                                 BALANCED PORTFOLIO

                                             FEES AND EXPENSES

                                                  SHAREHOLDER FEES                   INVESTOR A   INVESTOR B
                                                  (FEES YOU PAY DIRECTLY)                SHARES     SHARES

    The table on this page shows the fees and expenses that you pay if you buy and hold
    Investor A Shares or Investor B Shares of the
    Balanced Portfolio.

                                                  Maximum sales charge (load) to
                                                  buy shares, shown as a % of the
                                                  offering price                       5.50%(1)       None
                                                  Maximum deferred sales charge
                                                  (load) shown as a % of the
                                                  offering price or sale price,
                                                  whichever is less                     None         5.00%(2)

                                                  ANNUAL PORTFOLIO OPERATING
                                                  EXPENSES
                                                  (EXPENSES THAT ARE DEDUCTED FROM   INVESTOR A    INVESTOR B
                                                  THE PORTFOLIO'S ASSETS)             SHARES           SHARES

                                                  Management Fees                       .75%          .75%
                                                  Distribution (12b-1) and Service
                                                  Fees                                  .30%         1.00%
                                                  Other Expenses                        .31%(3)       .31%(3)
                                                  Total Annual Portfolio Operating
                                                  Expenses                             1.36%(3)      2.06%(3)

                                     (1) Reduced sales charges may be available.
                                         See "Distribution Arrangements/Sales
                                         Charges" below.

                                     (2) This amount applies if you sell your
                                         shares in the first year after purchase
                                         and gradually declines until it is
                                         eliminated after six years. After eight
                                         years, your Investor B Shares will
                                         automatically convert to Investor A
                                         Shares. See "Distribution Arrangements/
                                         Sales Charges" below.

                                     (3) Other Expenses and Total Annual
                                         Portfolio Operating Expenses for the
                                         Portfolio's Investor A Shares and
                                         Investor B Shares for the current
                                         fiscal year are expected to be less
                                         than the amounts shown above because
                                         certain of the Portfolio's service
                                         providers are voluntarily waiving a
                                         portion of their fees and/or
                                         reimbursing the Portfolio for certain
                                         other expenses. These fee waivers
                                         and/or reimbursements are being made in
                                         order to keep the annual fees and
                                         expenses for the Portfolio's Investor A
                                         Shares and Investor B Shares at certain
                                         levels. OTHER EXPENSES AND TOTAL ANNUAL
                                         PORTFOLIO OPERATING EXPENSES, AFTER
                                         TAKING THESE FEE WAIVERS AND EXPENSE
                                         REIMBURSEMENTS INTO ACCOUNT, ARE
                                         EXPECTED TO BE .22% AND 1.27%,
                                         RESPECTIVELY, FOR INVESTOR A SHARES AND
                                         .22% AND 1.97%, RESPECTIVELY, FOR
                                         INVESTOR B SHARES. These fee waivers
                                         and expense reimbursements may be
                                         revised or cancelled at any time.

                                        7
-

   RISK/RETURN SUMMARY                                 BALANCED PORTFOLIO

   This example will help you
   compare the cost of
   investing in the Portfolio
   with the cost of investing
   in other mutual funds. The
   example assumes that you
   invest $10,000 for the time
   periods shown, reinvest all
   of your dividends and
   distributions, and then sell
   all of your shares at the
   end of those periods. The
   example also assumes that
   your investment has a 5%
   return each year, the
   Portfolio's operating
   expenses remain the same and
   your Investor B Shares
   automatically convert to
   Investor A Shares after
   eight years. Although your
   actual costs may be higher
   or lower, based on these
   assumptions your costs would
   be:
                                             EXAMPLE

                                                                                   1       3        5       10
                                                                                YEAR   YEARS    YEARS    YEARS
                                                  INVESTOR A SHARES             $681   $957    $1,254   $2,095
                                                  INVESTOR B SHARES             $709   $946    $1,308   $2,210
                                                  If you hold Investor B
                                                  Shares, you would pay the
                                                  following expenses if you
                                                  did not sell your shares:
                                                                                $209   $646    $1,108   $2,210


                                        8
-
 logo
 logo   Q
               EQUITY INCOME
               PORTFOLIO
             RISK/RETURN SUMMARY

   MARKET CAPITALIZATION
   is a common measure of
   the size of a company.
   It is the market price
   of a share of the
   company's stock
   multiplied by the
   number of outstanding
   shares.

   VALUE STOCKS are those
   that appear to be
   underpriced based on
   valuation measures,
   such as lower
   price-to-earnings and
   price-to-book value
   ratios.

   PORTFOLIO MANAGER
   MVA's Equity Committee
   is responsible for the
   day-to-day management
   of the Portfolio. The
   Committee has managed
   the Portfolio since
   1998.


                                      INVESTMENT OBJECTIVE
                                      The Portfolio's investment objective is to seek to provide an above-average level of income consistent with long-term capital appreciation.
                                      PRINCIPAL INVESTMENT STRATEGIES
                                      The Portfolio invests primarily in the common stocks of
                                      value companies with large market capitalizations
                                      (generally, $5 billion or higher). In selecting these
                                      stocks, the Adviser evaluates a number of quantitative
                                      factors, including dividend yield, current and future
                                      earnings potential compared to stock prices and total return potential. The Adviser also examines other measures of
                                      valuation, including cash flow, asset value and book value.

                                      Under normal market conditions, the Portfolio invests at
                                      least 65% of its total assets in income-producing
                                      (dividend-paying) equity securities, primarily common
                                      stocks. These stocks generally will be listed on a national stock exchange or will be unlisted stocks with established over-the-counter markets. Many such stocks may offer
                                      above-average levels of income as compared to the S&P 500
                                      Index.

                                      PRINCIPAL RISK CONSIDERATIONS
                                      The Portfolio invests in stocks and other equity securities, which may decline in value over short or extended periods of time. Equity markets tend to be cyclical; there are times
                                      when stock prices generally increase, and other times when they generally decrease. This could cause the value of your investment in the Portfolio to fluctuate. In addition, the
                                      Portfolio is subject to the additional risk that the value stocks it typically holds may not perform as well as other types of stocks, such as growth stocks.

                                      The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may
                                      advance the Portfolio's investment objective. It is
                                      possible, however, that these evaluations will prove to be inaccurate.

                                        9
-

     EQUITY INCOME
     PORTFOLIO
   RISK/RETURN SUMMARY

   RETURN HISTORY
   The bar chart and table on
   this page show the
   Portfolio's annual returns
   and long-term performance,
   thereby giving some
   indication of the risk of
   investing in the Portfolio.
   The bar chart shows the
   performance of the
   Portfolio's Investor A
   Shares during the last
   calendar year. The table
   shows how the Portfolio's
   average annual returns for
   one year and since
   inception compare to those
   of a broad-based market
   index. Both the bar chart
   and table assume
   reinvestment of all
   dividends and
   distributions. The
   Portfolio's past
   performance does not
   necessarily indicate how it
   will perform in the future.

   KNOW YOUR INDEX
   THE RUSSELL 1000 VALUE
   INDEX is an unmanaged index
   that measures the
   performance of the stocks
   in the Russell 1000 Index
   with less than average
   growth orientation.
   Companies in this Index
   generally have low price to
   book and price/earnings
   ratios, higher dividend
   yields and lower forecasted
   growth values. The Russell
   1000 Index consists of the
   1,000 largest U.S.
   companies as ranked by
   total market
   capitalization.

                                              INVESTOR A SHARES
                                              YEAR-BY-YEAR TOTAL RETURNS
                                              (AS OF DECEMBER 31 EACH YEAR)
                                    [STATED IN PERCENTAGES]

                                                                        EQUITY INCOME PORTFOLIO
                                                                        -----------------------
'1998'                                                                           10.09

                                       The return for Investor B Shares differed from the return shown in the bar chart because the two classes bear different expenses. The bar chart does not reflect any sales charges on purchases of the Portfolio's Investor A Shares. If these sales charges were included, the return would be lower than that shown.

                                              Best quarter:  14.36% for the
                                                             quarter ending
                                                             June 30, 1997
                                              Worst quarter: -8.77% for the
                                                             quarter ending
                                                             September 30, 1998

                                                     AVERAGE ANNUAL TOTAL
                                                     RETURNS
                                                     for the periods ended
                                                     December 31, 1998

                                                                                        SINCE
                                                               1 YEAR                 INCEPTION*
   Investor A Shares
   (with 5.50% sales charge)                                    4.04%                   13.51%
   Investor B Shares
   (with applicable contingent deferred sales charge)           5.05%                   14.65%
   Russell 1000 Value Index                                    15.63%                   23.26%

   * February 27, 1997 for Investor A Shares and Investor B Shares; February 28, 1997 for the Russell 1000 Value Index.

                                       10
-

                                                         EQUITY INCOME
   RISK/RETURN SUMMARY                                   PORTFOLIO

                                             FEES AND EXPENSES

                                                  SHAREHOLDER FEES                   INVESTOR A   INVESTOR B
                                                  (FEES YOU PAY DIRECTLY)              SHARES       SHARES

    The table on this page shows the fees and expenses that you pay if you buy and hold
    Investor A Shares or Investor B Shares of the
    Equity Income Portfolio.

                                                  Maximum sales charge (load) to
                                                  buy shares, shown as a % of the
                                                  offering price                       5.50%(1)       None
                                                  Maximum deferred sales charge
                                                  (load) shown as a % of the
                                                  offering price or sale price,
                                                  whichever is less                     None         5.00%(2)

                                                  ANNUAL PORTFOLIO OPERATING
                                                  EXPENSES
                                                  (EXPENSES THAT ARE DEDUCTED FROM   INVESTOR A    INVESTOR B
                                                  THE PORTFOLIO'S ASSETS)             SHARES           SHARES

                                                  Management Fees                       .75%          .75%
                                                  Distribution (12b-1) and Service
                                                  Fees                                  .30%         1.00%
                                                  Other Expenses                        .33%(3)       .33%(3)
                                                  Total Annual Portfolio Operating
                                                  Expenses                             1.38%(3)      2.08%(3)

                                     (1) Reduced sales charges may be available.
                                         See "Distribution Arrangements/Sales
                                         Charges" below.

                                     (2) This amount applies if you sell your
                                         shares in the first year after purchase
                                         and gradually declines until it is
                                         eliminated after six years. After eight
                                         years, your Investor B Shares will
                                         automatically convert to Investor A
                                         Shares. See "Distribution Arrangements/
                                         Sales Charges" below.

                                     (3) Other Expenses and Total Annual
                                         Portfolio Operating Expenses for the
                                         Portfolio's Investor A Shares and
                                         Investor B Shares for the current
                                         fiscal year are expected to be less
                                         than the amounts shown above because
                                         certain of the Portfolio's service
                                         providers are voluntarily waiving a
                                         portion of their fees and/or
                                         reimbursing the Portfolio for certain
                                         other expenses. These fee waivers
                                         and/or reimbursements are being made in
                                         order to keep the annual fees and
                                         expenses for the Portfolio's Investor A
                                         Shares and Investor B Shares at certain
                                         levels. OTHER EXPENSES AND TOTAL ANNUAL
                                         PORTFOLIO OPERATING EXPENSES, AFTER
                                         TAKING THESE FEE WAIVERS AND EXPENSE
                                         REIMBURSEMENTS INTO ACCOUNT, ARE
                                         EXPECTED TO BE .22% AND 1.27%,
                                         RESPECTIVELY, FOR INVESTOR A SHARES,
                                         AND .22% AND 1.97%, RESPECTIVELY, FOR
                                         INVESTOR B SHARES. These fee waivers
                                         and expense reimbursements may be
                                         revised or cancelled at any time.

                                       11
-

                                                            EQUITY INCOME
   RISK/RETURN SUMMARY                                   PORTFOLIO

   This example will help you
   compare the cost of
   investing in the Portfolio
   with the cost of investing
   in other mutual funds. The
   example assumes that you
   invest $10,000 for the time
   periods shown, reinvest all
   of your dividends and
   distributions, and then sell
   all of your shares at the
   end of those periods. The
   example also assumes that
   your investment has a 5%
   return each year, the
   Portfolio's operating
   expenses remain the same and
   your Investor B Shares
   automatically convert to
   Investor A Shares after
   eight years. Although your
   actual costs may be higher
   or lower, based on these
   assumptions your costs would
   be:
                                             EXAMPLE

                                                                                   1       3        5       10
                                                                                YEAR   YEARS    YEARS    YEARS
                                                  INVESTOR A SHARES             $683   $963    $1,264   $2,116
                                                  INVESTOR B SHARES             $711   $952    $1,319   $2,231
                                                  If you hold Investor B
                                                  Shares, you would pay the
                                                  following expenses if you
                                                  did not sell your shares:
                                                                                $211   $652    $1,119   $2,231


                                       12
-
 logo
 logo   Q
             RISK/RETURN SUMMARY                   EQUITY INDEX PORTFOLIO

                                      INVESTMENT OBJECTIVE
                                      The Portfolio's investment objective is to seek to provide investment results that, before the deduction of operating expenses, approximate the price and yield performance of
                                      U.S. publicly traded common stocks with large stock market capitalizations, as represented by the Standard & Poor's 500
                                      Index (the "S&P 500 Index").
                                      The Portfolio's investment objective can be changed by the
                                      Fund's Board of Directors without shareholder approval.
                                      Shareholders will be given at least 30 days' written notice before any such change occurs.

                                      PRINCIPAL INVESTMENT STRATEGIES
                                      The Portfolio uses an "indexing" strategy through the use of computer models to approximate the investment performance of the S&P 500 Index. The Portfolio invests substantially all
                                      (at least 80%) of its total assets in securities listed in the S&P 500 Index and typically will hold all 500 stocks
                                      represented in the Index. In general, each stock's
                                      percentage weighting in the Portfolio is based on its
                                      weighting in the Index. When stocks are removed from or
                                      added to the Index, those changes are reflected in the
                                      Portfolio. The Portfolio periodically "rebalances" its
                                      holdings as dictated by changes in shareholder purchase and redemption activity and in the composition of the S&P 500
                                      Index.

                                      PRINCIPAL RISK CONSIDERATIONS
                                      The Portfolio invests in stocks and other equity securities, which may decline in value over short or extended periods of time. Equity markets tend to be cyclical; there are times
                                      when stock prices generally increase, and other times when they generally decrease. This could cause the value of your investment in the Portfolio to fluctuate. In addition, the
                                      Portfolio is subject to the additional risk that the
                                      large-capitalization stocks it typically holds may not
                                      perform as well as other types of stocks, such as
                                      small-capitalization stocks.
                                      There is the additional risk that the Portfolio's investment results may fail to match those of the S&P 500 Index.

   INDEXING is a strategy
   whereby a Portfolio
   attempts to weight its
   securities to match
   those of a broadly-
   based securities index
   in an attempt to
   approximate the
   index's performance.

   The S&P 500 INDEX is
   an unmanaged index
   comprised of 500
   widely held common
   stocks listed on the
   New York Stock
   Exchange, the American
   Stock Exchange and
   NASDAQ.

                                       13
-

   RISK/RETURN SUMMARY                             EQUITY INDEX PORTFOLIO

   RETURN HISTORY

   The bar chart and table on
   this page show the
   Portfolio's annual returns
   and long-term performance,
   thereby giving some
   indication of the risk of
   investing in the Portfolio.
   The bar chart shows the
   performance of the
   Portfolio's Investor A
   Shares during the last
   calendar year. The table
   shows how the Portfolio's
   average annual returns for
   one year and since
   inception compare to those
   of the S&P 500 Index. Both
   the bar chart and table
   assume reinvestment of all
   dividends and
   distributions. The
   Portfolio's past
   performance does not
   necessarily indicate how it
   will perform in the future.

                                              INVESTOR A SHARES
                                              YEAR-BY-YEAR TOTAL RETURNS
                                              (AS OF DECEMBER 31 EACH YEAR)
                                    [STATED IN PERCENTAGES]

                                                                        EQUITY INDEX PORTFOLIO
                                                                        ----------------------
'1998'                                                                           27.76

                                       The bar chart does not reflect any sales charges on purchases of the Portfolio's Investor A Shares. If these sales charges were included, the return would be lower than that shown.

                                            Best quarter:  20.97% for the
                                                           quarter ending
                                                           December 31, 1998
                                            Worst quarter: -9.96% for the
                                                           quarter ending
                                                           September 30, 1998

                                                     AVERAGE ANNUAL TOTAL
                                                     RETURNS
                                                     for the periods ended
                                                     December 31, 1998

                                                                                        SINCE
                                                               1 YEAR                 INCEPTION*
   Investor A Shares
   (with 5.50% sales charge)                                   20.77%                   26.26%
   S&P 500 Index                                               28.60%                   31.31%

   * May 1, 1997 for Investor A Shares; April 30, 1997 for the S&P 500 Index.

                                       14
-

   RISK/RETURN SUMMARY                             EQUITY INDEX PORTFOLIO

                                             FEES AND EXPENSES

                                                  SHAREHOLDER FEES
                                                  (FEES YOU PAY DIRECTLY)                      INVESTOR A SHARES

    The table on this page shows the fees and
    expenses that you pay if you buy and hold
    Investor A Shares of the Equity Index
    Portfolio.
                                                  Maximum sales charge (load) to buy shares,
                                                  shown as a % of the offering price                 5.50%(1)
                                                  Maximum deferred sales charge (load) shown
                                                  as a % of the offering price or sale
                                                  price, whichever is less                            None

                                                  ANNUAL PORTFOLIO OPERATING EXPENSES
                                                  (EXPENSES THAT ARE DEDUCTED FROM THE
                                                  PORTFOLIO'S ASSETS)                          INVESTOR A SHARES

                                                  Management Fees                                     .30%
                                                  Distribution (12b-1) and Service Fees               .30%
                                                  Other Expenses                                      .43%(2)
                                                  Total Annual Portfolio Operating Expenses          1.03%(2)

                                     (1) Reduced sales charges may be available.
                                         See "Distribution Arrangements/Sales
                                         Charges" below.

                                     (2) Other Expenses and Total Annual
                                         Portfolio Operating Expenses for the
                                         Portfolio's Investor A Shares for the
                                         current fiscal year are expected to be
                                         less than the amounts shown above
                                         because certain of the Portfolio's
                                         service providers are voluntarily
                                         waiving a portion of their fees and/or
                                         reimbursing the Portfolio for certain
                                         other expenses. These fee waivers
                                         and/or reimbursements are being made in
                                         order to keep the annual fees and
                                         expenses for the Portfolio's Investor A
                                         Shares at a certain level. OTHER
                                         EXPENSES AND TOTAL ANNUAL PORTFOLIO
                                         OPERATING EXPENSES, AFTER TAKING THESE
                                         FEE WAIVERS AND EXPENSE REIMBURSEMENTS
                                         INTO ACCOUNT, ARE EXPECTED TO BE .25%
                                         AND .85%, RESPECTIVELY, FOR INVESTOR A
                                         SHARES. These fee waivers and expense
                                         reimbursements may be revised or
                                         cancelled at any time.


                                       15
-

   RISK/RETURN SUMMARY                             EQUITY INDEX PORTFOLIO

   This example will help you
   compare the cost of
   investing in the Portfolio
   with the cost of investing
   in other mutual funds. The
   example assumes that you
   invest $10,000 for the time
   periods shown, reinvest all
   of your dividends and
   distributions, and then sell
   all of your shares at the
   end of those periods. The
   example also assumes that
   your investment has a 5%
   return each year and the
   Portfolio's operating
   expenses remain the same.
   Although your actual costs
   may be higher or lower,
   based on these assumptions
   your costs would be:
                                             EXAMPLE

                                                                                1       3        5       10
                                                                             YEAR   YEARS    YEARS    YEARS
                                                INVESTOR A SHARES            $649   $860    $1,087   $1,740


                                       16
-
 logo
 logo   Q
               GROWTH & INCOME
               EQUITY PORTFOLIO
             RISK/RETURN SUMMARY


                                      INVESTMENT OBJECTIVE
                                      The Portfolio's investment objective is to provide long-term capital growth, with income a secondary consideration.

                                      PRINCIPAL INVESTMENT STRATEGIES
                                      The Portfolio invests primarily in common stocks. The
                                      Adviser selects stocks based on a number of factors related to historical and projected earnings and the price/earnings relationship as well as company growth and asset value,
                                      consistency of earnings growth and earnings quality.

                                      Stocks purchased for the Portfolio generally will be listed on a national stock exchange or will be unlisted securities with an established over-the-counter market. These stocks
                                      tend to pay dividends, so many of the Portfolio's
                                      investments may produce some income. Nevertheless, income is not the primary factor in the stock selection process.

                                      PRINCIPAL RISK CONSIDERATIONS
                                      The Portfolio invests in stocks and other equity securities, which may decline in value over short or extended periods of time. Equity markets tend to be cyclical; there are times
                                      when stock prices generally increase, and other times when they generally decrease. This could cause the value of your investment in the Portfolio to fluctuate.

                                      The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may
                                      advance the Portfolio's investment objective. It is
                                      possible, however, that these evaluations will prove to be inaccurate.

   PORTFOLIO MANAGER
   MVA's Equity Committee
   is responsible for the
   day-to-day management
   of the Portfolio. The
   Committee has managed
   the Portfolio since
   1998.

                                       17
-

     GROWTH & INCOME
     EQUITY PORTFOLIO
   RISK/RETURN SUMMARY

   RETURN HISTORY

   The bar chart and table on
   this page show the
   Portfolio's annual returns
   and long-term performance,
   thereby giving some
   indication of the risk of
   investing in the Portfolio.
   The bar chart shows how the
   performance of the
   Portfolio's Investor A
   Shares has varied from year
   to year. The table shows
   how the Portfolio's average
   annual returns for one
   year, five years, ten years
   and since inception compare
   to those of a broad-based
   market index. Both the bar
   chart and table assume
   reinvestment of all
   dividends and
   distributions. The
   Portfolio's past
   performance does not
   necessarily indicate how it
   will perform in the future.

   KNOW YOUR INDEX

   THE S&P 500 INDEX is an
   unmanaged index comprised
   of 500 widely held common
   stocks listed on the New
   York Stock Exchange, the
   American Stock Exchange and
   NASDAQ.

                                              INVESTOR A SHARES
                                              YEAR-BY-YEAR TOTAL RETURNS
                                              (AS OF DECEMBER 31 EACH YEAR)
                                    [STATED IN PERCENTAGES]

                                                                   GROWTH & INCOME EQUITY PORTFOLIO
                                                                   --------------------------------
'1989'                                                                           26.81
'90'                                                                             -1.40
'91'                                                                             26.66
'92'                                                                             10.61
'93'                                                                              9.61
'94'                                                                             -0.42
'95'                                                                             34.12
'96'                                                                             18.88
'97'                                                                             27.21
'98'                                                                             12.73

                                       The returns for Investor B Shares
                                       differed from the returns shown in the
                                       bar chart, because the two classes bear
                                       different expenses. The bar chart does
                                       not reflect any sales charges on
                                       purchases of the Portfolio's Investor A
                                       Shares. If these sales charges were
                                       included, returns would be lower than
                                       those shown.
                                            Best quarter:  18.12% for the
                                                           quarter ending
                                                           December 31, 1998
                                            Worst quarter: -14.42% for the
                                                           quarter ending
                                                           September 30, 1998

                                                     AVERAGE ANNUAL TOTAL
                                                     RETURNS
                                                     for periods ended
                                                     December 31, 1998

                                                                                        SINCE
                                                     1 YEAR    5 YEARS    10 YEARS    INCEPTION*
   Investor A Shares
   (with 5.50% sales charge)                          6.88%    16.65%      15.28%       15.02%
   Investor B Shares**
   (with applicable contingent deferred sales
   charge)                                            6.94%    17.16%      15.58%       15.29%

   S&P 500 Index                                     28.60%    24.05%      19.19%       18.93%

    * June 2, 1988 for Investor A Shares; May 31, 1988 for the S&P 500 Index. ** Investor B Shares of the Portfolio commenced operations on March 1, 1995.
      Average annual total returns for prior periods reflect the performance of the Portfolio's Investor A Shares which has been restated to reflect the applicable contingent deferred sales charges payable on redemptions of Investor B Shares within six years of the date of purchase. Investor B Shares are subject to distribution and service fees at a maximum annual rate of 1.00% of the Portfolio's Investor B Share assets. Had the performance of Investor A Shares been restated to reflect these distribution and service fees, average annual total returns would have been lower.

                                       18
-

                                                          GROWTH & INCOME
   RISK/RETURN SUMMARY                                   EQUITY PORTFOLIO

                                             FEES AND EXPENSES

                                                  SHAREHOLDER FEES                   INVESTOR A   INVESTOR B
                                                  (FEES YOU PAY DIRECTLY)                SHARES     SHARES

    The table on this page shows the fees and expenses that you pay if you buy and hold
    Investor A Shares or Investor B Shares of the
    Growth & Income Equity Portfolio.

                                                  Maximum sales charge (load) to
                                                  buy shares, shown as a % of the
                                                  offering price                       5.50%(1)       None
                                                  Maximum deferred sales charge
                                                  (load) shown as a % of the
                                                  offering price or sale price,
                                                  whichever is less                     None         5.00%(2)

                                                  ANNUAL PORTFOLIO OPERATING
                                                  EXPENSES
                                                  (EXPENSES THAT ARE DEDUCTED FROM   INVESTOR A    INVESTOR B
                                                  THE PORTFOLIO'S ASSETS)             SHARES           SHARES

                                                  Management Fees                       .55%          .55%
                                                  Distribution (12b-1) and Service
                                                  Fees                                  .30%         1.00%
                                                  Other Expenses                        .29%(3)       .29%(3)
                                                  Total Annual Portfolio Operating
                                                  Expenses                             1.14%(3)      1.84%(3)

                                     (1) Reduced sales charges may be available.
                                         See "Distribution Arrangements/Sales
                                         Charges" below.

                                     (2) This amount applies if you sell your
                                         shares in the first year after purchase
                                         and gradually declines until it is
                                         eliminated after six years. After eight
                                         years, your Investor B Shares will
                                         automatically convert to Investor A
                                         Shares. See "Distribution Arrangements/
                                         Sales Charges" below.

                                     (3) Other Expenses and Total Annual
                                         Portfolio Operating Expenses for the
                                         Portfolio's Investor A Shares and
                                         Investor B Shares for the current
                                         fiscal year are expected to be less
                                         than the amounts shown above because
                                         certain of the Portfolio's service
                                         providers are voluntarily waiving a
                                         portion of their fees and/or
                                         reimbursing the Portfolio for certain
                                         other expenses. These fee waivers
                                         and/or reimbursements are being made in
                                         order to keep the annual fees and
                                         expenses for the Portfolio's Investor A
                                         Shares and Investor B Shares at certain
                                         levels. OTHER EXPENSES AND TOTAL ANNUAL
                                         PORTFOLIO OPERATING EXPENSES, AFTER
                                         TAKING THESE FEE WAIVERS AND EXPENSE
                                         REIMBURSEMENTS INTO ACCOUNT, ARE
                                         EXPECTED TO BE .19% AND 1.04%,
                                         RESPECTIVELY, FOR INVESTOR A SHARES AND
                                         .19% AND 1.74%, RESPECTIVELY, FOR
                                         INVESTOR B SHARES. These fee waivers
                                         and expense reimbursements may be
                                         revised or cancelled at any time.

                                       19
-

                                                          GROWTH & INCOME
   RISK/RETURN SUMMARY                                   EQUITY PORTFOLIO

   This example will help you
   compare the cost of
   investing in the Portfolio
   with the cost of investing
   in other mutual funds. The
   example assumes that you
   invest $10,000 for the time
   periods shown, reinvest all
   of your dividends and
   distributions, and then sell
   all of your shares at the
   end of those periods. The
   example also assumes that
   your investment has a 5%
   return each year, the
   Portfolio's operating
   expenses remain the same and
   your Investor B Shares
   automatically convert to
   Investor A Shares after
   eight years. Although your
   actual costs may be higher
   or lower, based on these
   assumptions your costs would
   be:
                                             EXAMPLE

                                                                                1       3        5       10
                                                                             YEAR   YEARS    YEARS    YEARS
                                                INVESTOR A SHARES            $660   $892    $1,143   $1,860
                                                INVESTOR B SHARES            $687   $879    $1,195   $1,975
                                                If you hold Investor B
                                                Shares, you would pay the
                                                following expenses if you
                                                did not sell
                                                your shares:
                                                                             $187   $579    $  995   $1,975


                                       20
-
 logo
 logo   Q
               GROWTH EQUITY
               PORTFOLIO
             RISK/RETURN SUMMARY

   GROWTH STOCKS offer
   strong revenue and
   earnings potential and
   accompanying capital
   growth, with less
   dividend income than
   value stocks.

   PORTFOLIO MANAGER
   MVA's Equity Committee
   is responsible for the
   day-to-day management
   of the Portfolio. The
   Committee has managed
   the Portfolio since
   1998.

                                      INVESTMENT OBJECTIVE
                                      The Portfolio's investment objective is capital
                                      appreciation.
                                      PRINCIPAL INVESTMENT STRATEGIES
                                      The Portfolio invests primarily in the common stocks of
                                      growth companies. In selecting securities for the Portfolio, the Adviser evaluates a company's earnings history and the risk and volatility of the company's business. The Adviser also considers other factors, such as product position and the ability to increase market share, but the ability to
                                      increase company earnings is the primary consideration.
                                      Under normal market conditions, the Portfolio invests at
                                      least 65% of its total assets in common stocks or other
                                      equity securities, such as preferred stocks, rights and
                                      warrants. Typically, the Portfolio's stocks are those of
                                      large- and medium-capitalization companies that are listed on the New York Stock Exchange, the American Stock Exchange
                                      or NASDAQ.

                                      PRINCIPAL RISK CONSIDERATIONS
                                      The Portfolio invests in stocks and other equity securities, which may decline in value over short or extended periods of time. Equity markets tend to be cyclical; there are times
                                      when stock prices generally increase, and other times when they generally decrease. This could cause the value of your investment in the Portfolio to fluctuate. In addition, the
                                      Portfolio is subject to the additional risk that the growth stocks it typically holds may not perform as well as other types of stocks, such as value stocks.

                                      The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may
                                      advance the Portfolio's investment objective. It is
                                      possible, however, that these evaluations will prove to be inaccurate.

                                       21
-

     GROWTH EQUITY
     PORTFOLIO
   RISK/RETURN SUMMARY

   RETURN HISTORY(+)
   The bar chart and table on
   this page show the
   Portfolio's annual returns
   and long-term performance,
   thereby giving some
   indication of the risk of
   investing in the Portfolio.
   The bar chart shows how the
   performance of the
   Portfolio's Investor A
   Shares has varied from year
   to year. The table shows
   how the Portfolio's average
   annual returns for one
   year, five years and since
   inception compare to those
   of a broad-based market
   index. Both the bar chart
   and table assume
   reinvestment of dividends
   and distributions. The
   Portfolio's past
   performance does not
   necessarily indicate how it
   will perform in the future.

   KNOW YOUR INDEX
   THE S&P 500 INDEX is an
   unmanaged index comprised
   of 500 widely held common
   stocks listed on the New
   York Stock Exchange, the
   American Stock Exchange and
   NASDAQ.

                                              INVESTOR A SHARES
                                              YEAR-BY-YEAR TOTAL RETURNS
                                              (AS OF DECEMBER 31 EACH YEAR)
                                    [STATED IN PERCENTAGES]

                                                                        GROWTH EQUITY PORTFOLIO
                                                                        -----------------------
'1994'                                                                           -2.06
'95'                                                                             44.17
'96'                                                                             17.49
'97'                                                                             26.98
'98'                                                                             29.44

                                       The returns for Investor B Shares
                                       differed from the returns shown in the
                                       bar chart, because the two classes bear
                                       different expenses. The bar chart does
                                       not reflect any sales charges on
                                       purchases of the Portfolio's Investor A
                                       Shares. If sales charges were included,
                                       returns would be lower than those shown.
                                            Best quarter:  25.08% for the
                                                           quarter ending
                                                           December 31, 1998
                                            Worst quarter: -11.84% for the
                                                           quarter ending
                                                           September 30, 1998

                                                     AVERAGE ANNUAL TOTAL
                                                     RETURNS
                                                     for the periods ended
                                                     December 31, 1998

                                                                            SINCE
                                                       1 YEAR   5 YEARS   INCEPTION*
   Investor A Shares
   (with 5.50% sales charge)                           22.30%    20.83%     17.13%

   Investor B Shares**
   (with applicable contingent deferred sales charge)  23.67%    21.96%     18.03%

   S&P 500 Index                                       28.60%    24.05%     21.60%

    + The Portfolio commenced operations on January 4, 1993 as the Arrow Equity
      Portfolio, a separate investment portfolio (the "Predecessor Portfolio") of Arrow Funds. On November 21, 1997, the Predecessor Portfolio was reorganized as a new portfolio of the Fund. Prior to the reorganization, the Predecessor Portfolio offered and sold shares that were similar to the Fund's Investor A Shares. Annual returns for periods prior to November 21, 1997 reflect the performance of the Predecessor Portfolio.
    * January 4, 1993 for Investor A Shares; December 31, 1992 for the S&P 500 Index.
   ** Investor B Shares of the Portfolio commenced operations on February 23,
      1998. Average annual total returns for prior periods reflect the performance of the Portfolio's Investor A Shares which has been restarted to reflect the applicable contingent deferred sales charges payable on redemptions of Investor B Shares within six years of the date of purchase. Investor B Shares are subject to distribution and service fees at a maximum annual rate of 1.00% of the Portfolio's Investor B Share assets. Had the performance of Investor A Shares been restated to reflect these distribution and service fees, average annual total returns would have been lower.

                                       22
-

                                                            GROWTH EQUITY
   RISK/RETURN SUMMARY                                    PORTFOLIO

                                             FEES AND EXPENSES

                                                  SHAREHOLDER FEES                   INVESTOR A   INVESTOR B
                                                  (FEES YOU PAY DIRECTLY)                SHARES     SHARES

    The table on this page shows the fees and expenses that you pay if you buy and hold
    Investor A Shares or Investor B Shares of the
    Growth Equity Portfolio.

                                                  Maximum sales charge (load) to
                                                  buy shares, shown as a % of the
                                                  offering price                       5.50%(1)       None
                                                  Maximum deferred sales charge
                                                  (load) shown as a % of the
                                                  offering price or sale price,
                                                  whichever is less                     None         5.00%(2)

                                                  ANNUAL PORTFOLIO OPERATING
                                                  EXPENSES
                                                  (EXPENSES THAT ARE DEDUCTED FROM   INVESTOR A    INVESTOR B
                                                  THE PORTFOLIO'S ASSETS)             SHARES           SHARES

                                                  Management Fees                       .75%          .75%
                                                  Distribution (12b-1) and Service
                                                  Fees                                  .30%         1.00%
                                                  Other Expenses                        .40%(3)       .40%(3)
                                                  Total Annual Portfolio Operating
                                                  Expenses                             1.45%(3)      2.15%(3)

                                     (1) Reduced sales charges may be available.
                                         See "Distribution Arrangements/Sales
                                         Charges" below.

                                     (2) This amount applies if you sell your
                                         shares in the first year after purchase
                                         and gradually declines until it is
                                         eliminated after six years. After eight
                                         years, your Investor B Shares will
                                         automatically convert to Investor A
                                         Shares. See "Distribution Arrangements/
                                         Sales Charges" below.

                                     (3) Other Expenses and Total Annual
                                         Portfolio Operating Expenses for the
                                         Portfolio's Investor A Shares and
                                         Investor B Shares for the current
                                         fiscal year are expected to be less
                                         than the amounts shown above because
                                         certain of the Portfolio's service
                                         providers are voluntarily waiving a
                                         portion of their fees and/or
                                         reimbursing the Portfolio for certain
                                         other expenses. These fee waivers
                                         and/or reimbursements are being made in
                                         order to keep the annual fees and
                                         expenses for the Portfolio's Investor A
                                         Shares and Investor B Shares at certain
                                         levels. OTHER EXPENSES AND TOTAL ANNUAL
                                         PORTFOLIO OPERATING EXPENSES, AFTER
                                         TAKING THESE FEE WAIVERS AND EXPENSE
                                         REIMBURSEMENTS INTO ACCOUNT, ARE
                                         EXPECTED TO BE .22% AND 1.27%,
                                         RESPECTIVELY, FOR INVESTOR A SHARES AND
                                         .22% AND 1.97%, RESPECTIVELY, FOR
                                         INVESTOR B SHARES. These fee waivers
                                         and expense reimbursements may be
                                         revised or cancelled at any time.

                                       23
-

                                                            GROWTH EQUITY
   RISK/RETURN SUMMARY                                    PORTFOLIO

   This example will help you
   compare the cost of
   investing in the Portfolio
   with the cost of investing
   in other mutual funds. The
   example assumes that you
   invest $10,000 for the time
   periods shown, reinvest all
   of your dividends and
   distributions, and then sell
   all of your shares at the
   end of those periods. The
   example also assumes that
   your investment has a 5%
   return each year, the
   Portfolio's operating
   expenses remain the same and
   your Investor B Shares
   automatically convert to
   Investor A Shares after
   eight years. Although your
   actual costs may be higher
   or lower, based on these
   assumptions your costs would
   be:
                                             EXAMPLE

                                                                                1       3        5       10
                                                                             YEAR   YEARS    YEARS    YEARS
                                                INVESTOR A SHARES            $689   $983    $1,299   $2,190
                                                INVESTOR B SHARES            $718   $973    $1,354   $2,305
                                                If you hold Investor B
                                                Shares, you would pay the
                                                following expenses if you
                                                did not sell your shares:
                                                                             $218   $673    $1,154   $2,305

 logo
 logo   Q

            SMALL CAP
            EQUITY PORTFOLIO
             RISK/RETURN SUMMARY

   PORTFOLIO MANAGER
   Robert J. Anthony,
   Senior Associate at
   MVA, is responsible
   for the day-to-day
   management of this
   Portfolio. He has been
   with MVA for 25 years
   and has managed the
   Portfolio since its
   inception in 1992.

                                      INVESTMENT OBJECTIVE
                                      The Portfolio's investment objective is capital
                                      appreciation.

                                      PRINCIPAL INVESTMENT STRATEGIES
                                      Under normal conditions, the Portfolio invests at least 65%
                                      of its total assets in the common stocks of small- to
                                      medium-sized companies with market capitalizations from $100 million to $2 billion at the time of purchase and which the
                                      Adviser believes have above-average prospects for capital
                                      appreciation. Stocks purchased by the Portfolio may be
                                      listed on a national securities exchange or may be unlisted securities with or without an established over-the-counter market.

                                      The Portfolio also may invest a portion of its assets in
                                      larger companies that the Adviser believes offer improved
                                      growth possibilities because of rejuvenated management,
                                      product changes or other developments likely to stimulate
                                      earnings or asset growth. The Portfolio also may invest in stocks the Adviser believes are undervalued or in initial
                                      public offerings (IPOs) of new companies that demonstrate
                                      the potential for price appreciation. The Adviser selects
                                      stocks based on a number of factors, including historical
                                      and projected earnings, asset value, potential for price
                                      appreciation and earnings growth, and quality of the
                                      products manufactured or services offered.

                                      PRINCIPAL RISK CONSIDERATIONS
                                      The Portfolio invests in stocks and other equity securities, which may decline in value over short or extended periods of time. Equity markets tend to be cyclical; there are times
                                      when stock prices generally increase, and other times when they generally decrease. This could cause the value of your investment in the Portfolio to fluctuate.

                                      Compared to larger-capitalization stocks,
                                      small-capitalization stocks tend to carry greater risk and exhibit greater price volatility because their businesses
                                      may not be well-established. In addition, some smaller
                                      companies may have specialized or limited product lines,
                                      markets or financial resources and may be dependent on
                                      one-person management. All of these factors increase risk
                                      and may result in more significant losses than the other
                                      Mercantile Stock Portfolios. In an effort to reduce the
                                      risks inherent in smaller-company stocks, the Portfolio's
                                      holdings are diversified over a number of companies and
                                      industry groups.

                                      The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may
                                      advance the Portfolio's investment objective. It is
                                      possible, however, that these evaluations will prove to be inaccurate.

                                       25
-

  SMALL CAP
  EQUITY PORTFOLIO
   RISK/RETURN SUMMARY

   RETURN HISTORY
   The bar chart and table on
   this page show the
   Portfolio's annual returns
   and long-term performance,
   thereby giving some
   indication of the risk of
   investing in the Portfolio.
   The bar chart shows how the
   performance of the
   Portfolio's Investor A
   Shares has varied from year
   to year. The table shows
   how the Portfolio's average
   annual returns for one
   year, five years and since
   inception compare to those
   of a broad-based market
   index. Both the bar chart
   and the table assume
   reinvestment of all
   dividends and
   distributions. The
   Portfolio's past
   performance does not
   necessarily indicate how it
   will perform in the future.

   KNOW YOUR INDEX
   THE RUSSELL 2000 INDEX is
   an unmanaged index
   comprised of the 2,000
   smallest of the 3,000
   largest U.S. companies
   based on market
   capitalization.

                                              INVESTOR A SHARES
                                              YEAR-BY-YEAR TOTAL RETURNS
                                              (AS OF DECEMBER 31 EACH YEAR)
                                    [STATED IN PERCENTAGES]

                                                                      SMALL CAP EQUITY PORTFOLIO
                                                                      --------------------------
'1993'                                                                           23.58
'94'                                                                              2.26
'95'                                                                             17.14
'96'                                                                             10.50
'97'                                                                             20.51
'98'                                                                             -8.09

                                       The returns for Investor B Shares
                                       differed from the returns shown in the
                                       bar chart, because the two classes bear
                                       different expenses. The bar chart does
                                       not reflect any sales charges on
                                       purchases of the Portfolio's Investor A
                                       Shares. If these sales charges were
                                       included, returns would be lower than
                                       those shown.
                                              Best quarter:  18.56% for the
                                                             quarter ending
                                                             December 31, 1992
                                              Worst quarter: -24.80% for the
                                                             quarter ending
                                                             September 30, 1998

                                                     AVERAGE ANNUAL TOTAL
                                                     RETURNS
                                                     for the periods ended
                                                     December 31, 1998

                                                                         SINCE
                                                   1 YEAR    5 YEARS   INCEPTION*
   Investor A Shares
   (with 5.50% sales charge)                      (13.14)%    6.75%      10.91%

   Investor B Shares**
   (with applicable contingent deferred sales
   charge)                                        (13.25)%    7.24%      11.41%

   Russell 2000 Index                              (2.55)%   11.87%      13.86%

   * May 6, 1992 for Investor A Shares; April 30, 1992 for the Russell 2000
     Index.
   ** Investor B Shares of the Portfolio commenced operations on March 1, 1995.
      Average annual total returns for prior periods reflect the performance of the Portfolio's Investor A Shares which has been restated to reflect the applicable contingent deferred sales charges payable on redemptions of Investor B Shares within six years of the date of purchase. Investor B Shares are subject to distribution and service fees at a maximum annual rate of 1.00% of the Portfolio's Investor B Share assets. Had the performance of Investor A Shares been restated to reflect these distribution and service fees, average annual total returns would have been lower.

                                       26
-

  SMALL CAP
  EQUITY PORTFOLIO
   RISK/RETURN SUMMARY

                                             FEES AND EXPENSES

                                                  SHAREHOLDER FEES                   INVESTOR A   INVESTOR B
                                                  (FEES YOU PAY DIRECTLY)                SHARES     SHARES

    The table on this page shows the fees and expenses that you pay if you buy and hold
    Investor A Shares or Investor B Shares of the
    Small Cap Equity Portfolio.

                                                  Maximum sales charge (load) to
                                                  buy shares, shown as a % of the
                                                  offering price                       5.50%(1)       None
                                                  Maximum deferred sales charge
                                                  (load) shown as a % of the
                                                  offering price or sale price,
                                                  whichever is less                     None         5.00%(2)

                                                  ANNUAL PORTFOLIO OPERATING
                                                  EXPENSES
                                                  (EXPENSES THAT ARE DEDUCTED FROM   INVESTOR A    INVESTOR B
                                                  THE PORTFOLIO'S ASSETS)             SHARES           SHARES

                                                  Management Fees                       .75%          .75%
                                                  Distribution (12b-1) and Service
                                                  Fees                                  .30%         1.00%
                                                  Other Expenses                        .30%(3)       .30%(3)
                                                  Total Annual Portfolio Operating
                                                  Expenses                             1.35%(3)      2.05%(3)

                                     (1) Reduced sales charges may be available.
                                         See "Distribution Arrangements/Sales
                                         Charges" below.

                                     (2) This amount applies if you sell your
                                         shares in the first year after purchase
                                         and gradually declines until it is
                                         eliminated after six years. After eight
                                         years, your Investor B Shares will
                                         automatically convert to Investor A
                                         Shares. See "Distribution Arrangements/
                                         Sales Charges" below.

                                     (3) Other Expenses and Total Annual
                                         Portfolio Operating Expenses for the
                                         Portfolio's Investor A Shares and
                                         Investor B Shares for the current
                                         fiscal year are expected to be less
                                         than the amounts shown above because
                                         certain of the Portfolio's service
                                         providers are voluntarily waiving a
                                         portion of their fees and/or
                                         reimbursing the Portfolio for certain
                                         other expenses. These fee waivers
                                         and/or reimbursements are being made in
                                         order to keep the annual fees and
                                         expenses for the Portfolio's Investor A
                                         Shares and Investor B Shares at certain
                                         levels. OTHER EXPENSES AND TOTAL ANNUAL
                                         PORTFOLIO OPERATING EXPENSES, AFTER
                                         TAKING THESE FEE WAIVERS AND EXPENSE
                                         REIMBURSEMENTS INTO ACCOUNT, ARE
                                         EXPECTED TO BE .20% AND 1.25%,
                                         RESPECTIVELY, FOR INVESTOR A SHARES AND
                                         .20% AND 1.95%, RESPECTIVELY, FOR
                                         INVESTOR B SHARES. These fee waivers
                                         and expense reimbursements may be
                                         revised or cancelled at any time.

                                       27
-

  SMALL CAP
  EQUITY PORTFOLIO
   RISK/RETURN SUMMARY

   This example will help you
   compare the cost of
   investing in the Portfolio
   with the cost of investing
   in other mutual funds. The
   example assumes that you
   invest $10,000 for the time
   periods shown, reinvest all
   of your dividends and
   distributions, and then sell
   all of your shares at the
   end of those periods. The
   example also assumes that
   your investment has a 5%
   return each year, the
   Portfolio's operating
   expenses remain the same and
   your Investor B Shares
   automatically convert to
   Investor A Shares after
   eight years. Although your
   actual costs may be higher
   or lower, based on these
   assumptions your costs would
   be:
                                             EXAMPLE

                                                                                1       3        5       10
                                                                             YEAR   YEARS    YEARS    YEARS
                                                INVESTOR A SHARES            $680   $954    $1,249   $2,085
                                                INVESTOR B SHARES            $708   $943    $1,303   $2,200
                                                If you hold Investor B
                                                Shares, you would pay the
                                                following expenses if you
                                                did not sell your shares:
                                                                             $208   $643    $1,103   $2,200


                                       28
-
 logo
 logo   Q
               SMALL CAP EQUITY
               INDEX PORTFOLIO
             RISK/RETURN SUMMARY

   INDEXING is a strategy
   whereby a Portfolio
   attempts to weight its
   securities to match
   those of a broadly-
   based securities index
   in an attempt to
   approximate the
   index's performance.

   THE S&P SMALLCAP 600
   INDEX is an unmanaged
   index that tracks the
   performance of 600
   domestic companies
   traded on the New York
   Stock Exchange, the
   American Stock
   Exchange and NASDAQ.
   The S&P SmallCap 600
   Index is heavily
   weighted with the
   stocks of small
   companies.


                                      INVESTMENT OBJECTIVE
                                      The Portfolio's investment objective is to provide
                                      investment results that, before deduction of operating
                                      expenses, approximate the price and yield performance of
                                      U.S. common stocks with smaller stock market
                                      capitalizations, as represented by the S&P SmallCap 600
                                      Index.
                                      The Portfolio's investment objective can be changed by the
                                      Fund's Board of Directors without shareholder approval.
                                      Shareholders will be given at least 30 days' written notice before any such change occurs.

                                      PRINCIPAL INVESTMENT STRATEGIES
                                      The Portfolio uses an "indexing" strategy through the use of computer models to approximate the investment performance of the S&P SmallCap 600 Index. The Portfolio will invest at
                                      least 80% of its total assets in securities listed in the
                                      S&P SmallCap 600 Index and typically will hold all 600
                                      stocks represented in the Index. Under certain
                                      circumstances, however, the Portfolio may not hold all 600 stocks in the Index because of shareholder activity or
                                      changes in the Index. In general, each stock's percentage
                                      weighting in the Portfolio is based on its weighting in the
                                      S&P SmallCap 600 Index. When stocks are removed from or
                                      added to the Index, those changes are reflected in the
                                      Portfolio. The Portfolio periodically "rebalances" its
                                      holdings as dictated by changes in shareholder purchase and redemption activity and in the composition of the S&P
                                      SmallCap 600 Index.

                                      PRINCIPAL RISK CONSIDERATIONS
                                      The Portfolio invests in stocks and other equity securities, which may decline in value over short or extended periods of time. Equity markets tend to be cyclical; there are times
                                      when stock prices generally increase, and other times when they generally decrease. This could cause the value of your investment in the Portfolio to fluctuate.
                                      In addition, the Portfolio is subject to the additional risk that the small-capitalization stocks that it holds may not perform as well as other types of stocks. Compared to
                                      larger-capitalization stocks, small-capitalization stocks
                                      tend to carry greater risk and exhibit greater price
                                      volatility because their businesses may not be
                                      well-established. In addition, some smaller companies may
                                      have specialized or limited product lines, markets or
                                      financial resources and may be dependent on one-person
                                      management. All of these factors increase risk and may
                                      result in more significant losses than the other Mercantile
                                      Stock Portfolios. By typically investing in all 600 stocks in the Index, the Portfolio remains broadly diversified,
                                      which may reduce some of this risk. There is the additional risk that the Portfolio's investment results may fail to
                                      match those of the S&P SmallCap 600 Index.

                                      RETURN HISTORY
                                      The Portfolio does not have a long-term performance record because it has been in operation for less than one calendar year.

                                       29
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
     SMALL CAP EQUITY
     INDEX PORTFOLIO
   RISK/RETURN SUMMARY

                                             FEES AND EXPENSES

                                                  SHAREHOLDER FEES
                                                  (FEES YOU PAY DIRECTLY)                      INVESTOR A SHARES

    The table on this page shows the fees and
    expenses that you pay if you buy and hold
    Investor A Shares of the Small Cap Equity
    Index Portfolio.
                                                  Maximum sales charge (load) to buy shares,
                                                  shown as a % of the offering price                 5.50%(1)
                                                  Maximum deferred sales charge (load) shown
                                                  as a % of the offering price or sale
                                                  price, whichever is less                            None

                                                  ANNUAL PORTFOLIO OPERATING EXPENSES
                                                  (EXPENSES THAT ARE DEDUCTED FROM THE
                                                  PORTFOLIO'S ASSETS)                          INVESTOR A SHARES

                                                  Management Fees                                     .40%
                                                  Distribution (12b-1) and Service Fees               .30%
                                                  Other Expenses                                      .49%(2)
                                                  Total Annual Portfolio Operating Expenses          1.19%(2)

                                     (1) Reduced sales charges may be available.
                                         See "Distribution Arrangements/Sales
                                         Charges" below.

                                     (2) Other Expenses and Total Annual
                                         Portfolio Operating Expenses for the
                                         Portfolio's Investor A Shares for the
                                         current fiscal year are estimated to be
                                         less than the amounts shown above
                                         because certain of the Portfolio's
                                         service providers are voluntarily
                                         waiving a portion of their fees and/or
                                         reimbursing the Portfolio for certain
                                         other expenses. These fee waivers
                                         and/or reimbursements are being made in
                                         order to keep the annual fees and
                                         expenses for the Portfolio's Investor A
                                         Shares at a certain level. OTHER
                                         EXPENSES AND TOTAL ANNUAL PORTFOLIO
                                         OPERATING EXPENSES, AFTER TAKING THESE
                                         FEE WAIVERS AND EXPENSE REIMBURSEMENTS
                                         INTO ACCOUNT, ARE ESTIMATED TO BE .32%
                                         AND 1.02%, RESPECTIVELY, FOR INVESTOR A
                                         SHARES. These fee waivers and expense
                                         reimbursements may be revised or
                                         cancelled at any time.


                                       30
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
                                                         SMALL CAP EQUITY
   RISK/RETURN SUMMARY                                 INDEX PORTFOLIO

   This example will help you
   compare the cost of
   investing in the Portfolio
   with the cost of investing
   in other mutual funds. The
   example assumes that you
   invest $10,000 for the time
   periods shown, reinvest all
   of your dividends and
   distributions, and then sell
   all of your shares at the
   end of those periods. The
   example also assumes that
   your investment has a 5%
   return each year and the
   Portfolio's operating
   expenses remain the same.
   Although your actual costs
   may be higher or lower,
   based on these assumptions
   your costs would be:
                                             EXAMPLE

                                                                                   1       3        5       10
                                                                                YEAR   YEARS    YEARS    YEARS
                                                  INVESTOR A SHARES             $665   $907    $1,168   $1,914


                                       31
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
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                                                     INTERNATIONAL EQUITY
             RISK/RETURN SUMMARY                     PORTFOLIO

   SUB-ADVISER/
   PORTFOLIO MANAGER
   MVA has appointed Clay
   Finlay, Inc. ("Clay
   Finlay" or the
   "Sub-Adviser") as sub-
   adviser to assist in
   the day-to-day
   management of the
   Portfolio. Frances
   Dakers, a principal
   and senior portfolio
   manager of Clay
   Finlay, is responsible
   for the management of
   the Portfolio. Ms.
   Dakers has been with
   Clay Finlay since
   January 1982 and has
   managed the Portfolio
   since it began
   operations in 1994.

                                      INVESTMENT OBJECTIVE
                                      The Portfolio's investment objective is to provide capital growth consistent with reasonable investment risk.

                                      PRINCIPAL INVESTMENT STRATEGIES
                                      The Portfolio invests primarily in foreign common stocks,
                                      most of which will be denominated in foreign currencies.
                                      During normal market conditions, the Portfolio will invest substantially all (at least 80%) of its total assets in the securities of companies that derive more than 50% of their gross revenues outside the United States or have more than
                                      50% of their assets outside the United States. Under normal market conditions, the Portfolio invests in equity
                                      securities from at least three foreign countries. Generally, at least 50% of the Portfolio's total assets will be
                                      invested in securities of companies located either in the
                                      developed countries of Western Europe or in Japan. The
                                      Portfolio also may invest in other developed countries and in countries with emerging markets or economies.

                                      By investing in various foreign stocks, the Portfolio
                                      attempts to achieve broad diversification and to take
                                      advantage of differences between economic trends and the
                                      performance of securities markets in different countries,
                                      regions and geographic areas. In selecting stocks, the Sub-
                                      Adviser uses a screening tool to determine which companies represent the best values relative to their long-term growth prospects and local markets. The Sub-Adviser also uses
                                      fundamental analysis by evaluating balance sheets, market
                                      share and strength of management.

                                      PRINCIPAL RISK CONSIDERATIONS
                                      Investing in foreign companies involves different risks than investing in U.S. companies due to such factors as currency exchange rate volatility, government restrictions, different accounting standards and political instability. The
                                      multinational character of the Portfolio's investments
                                      should reduce the effect that events in any one country or geographic area will have on overall performance. However, negative results from one foreign market may offset gains
                                      from another market or may negatively affect other foreign markets. The risks associated with foreign investments are heightened when investing in emerging markets. The
                                      governments and economies of emerging market countries
                                      feature greater instability than those of more developed
                                      countries. Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.
                                      As with U.S. equity markets, foreign equity markets tend to be cyclical. There are times when stock prices generally
                                      increase, and other times when they generally decrease.

                                      The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may
                                      advance the Portfolio's investment objective. It is
                                      possible, however, that these evaluations will prove to be inaccurate.

                                       32
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
     INTERNATIONAL EQUITY
     PORTFOLIO
   RISK/RETURN SUMMARY

   RETURN HISTORY

   The bar chart and table on
   this page show the
   Portfolio's annual returns
   and long-term performance,
   thereby giving some
   indication of the risk of
   investing in the Portfolio.
   The bar chart shows how the
   performance of the
   Portfolio's Investor A
   Shares has varied from year
   to year. The table shows
   how the Portfolio's average
   annual returns for one year
   and since inception compare
   to those of a broad-based
   market index. Both the bar
   chart and table assume
   reinvestment of all
   dividends and
   distributions. The
   Portfolio's past
   performance does not
   necessarily indicate how it
   will perform in the future.

   KNOW YOUR INDEX

   THE MORGAN STANLEY CAPITAL
   INTERNATIONAL EUROPE,
   AUSTRALASIA AND FAR EAST
   INDEX, OR EAFE INDEX, is an
   unmanaged index consisting
   of companies in Australia,
   New Zealand, Europe and the
   Far East.

                                                          INVESTOR A SHARES
                                                          YEAR-BY-YEAR TOTAL
                                                          RETURNS
                                                          (AS OF DECEMBER 31
                                                          EACH YEAR)
[STATED IN PERCENTAGES]

                                                                    INTERNATIONAL EQUITY PORTFOLIO
                                                                    ------------------------------
'1995'                                                                            9.41
'96'                                                                              9.98
'97'                                                                              4.68
'98'                                                                             17.36

                                       The returns for Investor B Shares
                                       differed from the returns shown in the
                                       bar chart, because the two classes bear
                                       different expenses. The bar chart does
                                       not reflect any sales charges on
                                       purchases of the Portfolio's Investor A
                                       Shares. If these sales charges were
                                       included, returns would be lower than
                                       those shown.
                                            Best quarter:  19.35% for the
                                                           quarter ending
                                                           December 31, 1998
                                            Worst quarter: -17.12% for the
                                                           quarter ending
                                                           September 30, 1998

                                                     AVERAGE ANNUAL TOTAL
                                                     RETURNS
                                                     for the periods ended
                                                     December 31, 1998

                                                                                        SINCE
                                                               1 YEAR                 INCEPTION*
   Investor A Shares
   (with 5.50% sales charge)                                   10.93%                   7.32%
   Investor B Shares**
   (with applicable contingent deferred sales charge)          11.64%                   7.67%
   EAFE Index                                                  18.23%                   7.25%

    * May 2, 1994, for Investor A Shares; April 30, 1994 for EAFE Index.
   ** Investor B Shares of the Portfolio commenced operations on March 1, 1995.
      Average annual total returns for prior periods reflect the performance of the Portfolio's Investor A Shares which has been restated to reflect the applicable contingent deferred sales charges payable on redemptions of Investor B Shares within six years of the date of purchase. Investor B Shares are subject to distribution and service fees at a maximum annual rate of 1.00% of the Portfolio's Investor B Share assets. Had the performance of Investor A Shares been restated to reflect these distribution and service fees, average annual total returns would have been lower.

                                       33
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

                                                     INTERNATIONAL EQUITY
   RISK/RETURN SUMMARY                            PORTFOLIO

                                             FEES AND EXPENSES

                                                  SHAREHOLDER FEES                   INVESTOR A   INVESTOR B
                                                  (FEES YOU PAY DIRECTLY)                SHARES     SHARES

    The table on this page shows the fees and expenses that you pay if you buy and hold
    Investor A Shares or Investor B Shares of the
    International Equity Portfolio.

                                                  Maximum sales charge (load) to
                                                  buy shares, shown as a % of the
                                                  offering price                       5.50%(1)       None
                                                  Maximum deferred sales charge
                                                  (load) shown as a % of the
                                                  offering price or sale price,
                                                  whichever is less                     None         5.00%(2)

                                                  ANNUAL PORTFOLIO OPERATING
                                                  EXPENSES
                                                  (EXPENSES THAT ARE DEDUCTED FROM   INVESTOR A    INVESTOR B
                                                  THE PORTFOLIO'S ASSETS)             SHARES           SHARES

                                                  Management Fees                      1.00%         1.00%
                                                  Distribution (12b-1) and Service
                                                  Fees                                  .30%         1.00%
                                                  Other Expenses                        .45%(3)       .45%(3)
                                                  Total Annual Portfolio Operating
                                                  Expenses                             1.75%(3)      2.45%(3)

                                     (1) Reduced sales charges may be available.
                                         See "Distribution Arrangements/Sales
                                         Charges" below.

                                     (2) This amount applies if you sell your
                                         shares in the first year after purchase
                                         and gradually declines until it is
                                         eliminated after six years. After eight
                                         years, your Investor B Shares will
                                         automatically convert to Investor A
                                         Shares. See "Distribution Arrangements/
                                         Sales Charges" below.

                                     (3) Other Expenses and Total Annual
                                         Portfolio Operating Expenses for the
                                         Portfolio's Investor A Shares and
                                         Investor B Shares for the current
                                         fiscal year are expected to be less
                                         than the amounts shown above because
                                         certain of the Portfolio's service
                                         providers are voluntarily waiving a
                                         portion of their fees and/or
                                         reimbursing the Portfolio for certain
                                         other expenses. These fee waivers
                                         and/or reimbursements are being made in
                                         order to keep the annual fees and
                                         expenses for the Portfolio's Investor A
                                         Shares and Investor B Shares at certain
                                         levels. OTHER EXPENSES AND TOTAL ANNUAL
                                         PORTFOLIO OPERATING EXPENSES, AFTER
                                         TAKING THESE FEE WAIVERS AND EXPENSE
                                         REIMBURSEMENTS INTO ACCOUNT, ARE
                                         EXPECTED TO BE .28% AND 1.58%
                                         RESPECTIVELY, FOR INVESTOR A SHARES AND
                                         .28% AND 2.28%, RESPECTIVELY, FOR
                                         INVESTOR B SHARES. These fee waivers
                                         and expense reimbursements may be
                                         revised or cancelled at any time.

                                       34
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
                                                     INTERNATIONAL EQUITY
   RISK/RETURN SUMMARY                               PORTFOLIO

   This example will help you
   compare the cost of
   investing in the Portfolio
   with the cost of investing
   in other mutual funds. The
   example assumes that you
   invest $10,000 for the time
   periods shown, reinvest all
   of your dividends and
   distributions, and then sell
   all of your shares at the
   end of those periods. The
   example also assumes that
   your investment has a 5%
   return each year, the
   Portfolio's operating
   expenses remain the same and
   your Investor B Shares
   automatically convert to
   Investor A Shares after
   eight years. Although your
   actual costs may be higher
   or lower, based on these
   assumptions your costs would
   be:
                                             EXAMPLE

                                                                                1        3        5       10
                                                                             YEAR    YEARS    YEARS    YEARS
                                                INVESTOR A SHARES            $718   $1,071   $1,447   $2,499
                                                INVESTOR B SHARES            $748   $1,064   $1,506   $2,614
                                                If you hold Investor B
                                                Shares, you would pay the
                                                following expenses if you
                                                did not sell
                                                your shares:
                                                                             $248   $  764   $1,306   $2,614


                                       35
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
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             RISK/RETURN SUMMARY           ADDITIONAL INFORMATION ON RISK

   The principal risks of investing in each Portfolio are described on the previous pages. The following supplements that discussion.

   SECURITIES LENDING

   To obtain interest income, the Portfolios may lend their securities to broker-dealers, banks or institutional borrowers pursuant to agreements requiring that the loans be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. There is the risk that, when lending portfolio securities, the securities may not be available to the Portfolio on a timely basis. Therefore, the Portfolio may lose the opportunity to sell the securities at a desirable price. Additionally, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

   TEMPORARY DEFENSIVE POSITIONS

   Each Portfolio may temporarily hold investments that are not part of its main investment strategy to try to avoid losses during unfavorable market conditions. These investments may include cash (which will not earn any income), money market instruments, short-term debt securities issued or guaranteed by the U.S. Government or its agencies and, in the case of the International Equity Portfolio, debt obligations of U.S. companies having their principal business activities in the U.S. This strategy could prevent a Portfolio from achieving its investment objective and could reduce the Portfolio's return and affect its performance during a market upswing.

   OTHER TYPES OF INVESTMENTS

   This prospectus describes each Portfolio's principal investment strategies and the particular types of securities in which each Portfolio principally invests. Each Portfolio may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies - and the risks involved - are described in detail in the Statement of Additional Information ("SAI"), which is referred to on the back cover of this prospectus.

   YEAR 2000 RISKS

   As with other mutual funds, financial and business organizations and individuals around the world, the Portfolios could be adversely affected if the computer systems used by the Adviser and the Portfolios' other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This possibility is commonly known as the Year 2000 or "Y2K" problem. The Adviser is taking steps to address the Y2K problem with respect to the computer systems that it uses and to obtain assurances that comparable steps are being taken by the Portfolios' other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Portfolios. The Y2K problem could have a negative impact on the issuers of securities in which the Portfolios invest, which could hurt the Portfolios' investment returns.


                                       36
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
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                                               DISTRIBUTION ARRANGEMENTS/
             YOUR ACCOUNT                                   SALES CHARGES

   SHARE CLASSES

   Each Portfolio offers Investor A Shares and each Portfolio except the Equity Index Portfolio and Small Cap Equity Index Portfolio offers Investor B Shares. The primary difference between the share classes is the sales charge structure and distribution/service fee arrangement.

     TYPES OF CHARGES                     INVESTOR A SHARES                     INVESTOR B SHARES

     Sales Charge (Load)                  A front-end sales charge is           A contingent deferred sales charge
                                          assessed at the time of your          (CDSC) is assessed on shares
                                          purchase.                             redeemed within six years of
                                                                                purchase. Investor B Shares
                                                                                automatically convert to Investor
                                                                                A Shares eight years after
                                                                                purchase.
     Distribution (12b-1) and Service     Subject to annual distribution and    Subject to annual distribution and
     Fees                                 shareholder servicing fees            shareholder servicing fees
                                          of up to 0.30% of a Portfolio's       of up to 1.00% of a Portfolio's
                                          average daily net assets              average daily net assets
                                          attributable to its Investor A        attributable to its Investor B
                                          Shares.                               Shares.


                                       37
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
                                               DISTRIBUTION ARRANGEMENTS/
   YOUR ACCOUNT                                             SALES CHARGES

   CALCULATION OF SALES CHARGES
   INVESTOR A SHARES

   STOCK PORTFOLIOS

                                              SALES CHARGE      SALES CHARGE        DEALERS'
                                             AS A % OF THE       AS A % OF        REALLOWANCE
                    AMOUNT OF                OFFERING PRICE   NET ASSET VALUE      AS A % OF
                   TRANSACTION                 PER SHARE         PER SHARE       OFFERING PRICE
      Less than $50,000                          5.50%             5.82%             5.00%
      -----------------------------------------------------------------------------------------
      $50,000 but less than $100,000             4.50%             4.71%             4.00%
      -----------------------------------------------------------------------------------------
      $100,000 but less than $250,000            3.50%             3.63%             3.00%
      -----------------------------------------------------------------------------------------
      $250,000 but less than $500,000            2.50%             2.56%             2.00%
      -----------------------------------------------------------------------------------------
      $500,000 but less than $1 million          2.00%             2.04%             1.50%
      -----------------------------------------------------------------------------------------
      $1 million or more                         0.50%             0.50%             0.40%

   The Fund's distributor reserves the right to pay the entire sales charge on purchases of Investor A Shares to dealers. In addition, the Fund's distributor may from time to time implement programs under which a broker-dealer's sales force may be eligible to win nominal awards for certain sales efforts. If any such program is made available to any broker-dealer, it will be made available to all broker-dealers on the same terms. Payments made under such programs are made by the Fund's distributor out of its own assets and not out of the assets of the Portfolios. These programs will not change the price of Investor A Shares or the amount that the Portfolios will receive from such sales.


                                       38
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
     DISTRIBUTION ARRANGEMENTS/
     SALES CHARGES
   YOUR ACCOUNT

   CALCULATION OF SALES CHARGES
   INVESTOR B SHARES

    For purposes of calculating the CDSC, all                          NUMBER OF               CDSC AS A % OF
    purchases made during a calendar month are                        YEARS SINCE              DOLLAR AMOUNT
    considered to be made on the first day of that                      PURCHASE           SUBJECT TO THE CHARGE
    month. The CDSC is based on the value of the                          0-1                       5.0%
    Investor B Shares on the date that they are sold                      1-2                       4.0%
    or the original cost of the shares, whichever is                      2-3                       3.0%
    lower. To keep your CDSC as low as possible each                      3-4                       3.0%
    time you sell shares, the Fund will first sell                        4-5                       2.0%
    any shares in your account that are not subject                       5-6                       1.0%
    to a CDSC. If there are not enough of these, the                  more than 6                   None
    Fund will sell the shares that have the lowest
    CDSC.

   SALES CHARGE REDUCTIONS
   INVESTOR A SHARES

   Additional purchases of Investor A Shares by existing Investor A shareholder accounts at March 31, 1999 are eligible for reduced sales charges. See the SAI or call the Fund's distributor at 1-800-452-2724 for further information.

   You may also reduce the sales charge on Investor A Shares through:

    - RIGHTS OF ACCUMULATION. You can add the value of the Investor A Shares that you already own in any Portfolio of the Fund that charges a sales load to your next investment in Investor A Shares for purposes of calculating the sales charge.

    - QUANTITY DISCOUNTS. As the dollar amount of your purchase increases, your sales charge may decrease (see the table on page 38). In addition, the Fund will combine purchases made on the same day by you and your immediate family members when calculating applicable sales charges.

    - LETTER OF INTENT. You can purchase Investor A Shares of any Portfolio of the Fund that charges a sales load over a 13-month period and pay the same sales charge you would have paid if all shares were purchased at once. The Fund's transfer agent will hold in escrow 5% of your total investment (for payment of a higher sales load in case you do not purchase the full amount indicated on the application) until the full amount is received. To participate, complete the "Letter of Intent" section on your account application.

    - REINVESTMENT PRIVILEGE. You can reinvest some or all of the money that you receive when you sell Investor A Shares of a Portfolio in Investor A Shares of any Portfolio of the Fund within 60 days without paying a sales charge.


                                       39
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
     DISTRIBUTION ARRANGEMENTS/
     SALES CHARGES
   YOUR ACCOUNT

   PURCHASE OF INVESTOR A
   SHARES AT NET ASSET
   VALUE

   From time to time, the
   Fund's distributor may
   offer investors the
   option to purchase
   Investor A Shares at
   net asset value
   without payment of a
   front-end sales
   charge. To qualify,
   you must pay for the
   shares with the
   redemption proceeds
   from a non-affiliated
   mutual fund. In
   addition, you must
   have paid a front-end
   sales charge on the
   shares you redeem. The
   purchase of Investor A
   Shares must occur
   within 30 days of the
   prior redemption, and
   you must show evidence
   of the redemption
   transaction. At the
   time of purchase, your
   broker-dealer or other
   financial institution
   must notify the Fund
   that your transaction
   qualifies for a
   purchase at net asset
   value.

                                      SALES CHARGE WAIVERS
                                      INVESTOR A SHARES
                                      In addition, there's no sales charge when you buy Investor A
                                      Shares if:
                                      - You buy shares by reinvesting your dividends and capital gains distributions.
                                      - You're an officer or director of the Fund (or an immediate family member of any such individual).
                                      - You're a director, a current or retired employee or a
                                      participant in an employee benefit or retirement plan of
                                        Mercantile Bancorporation Inc. or the Fund's distributor
                                        or any of their affiliates (or an immediate family member
                                        of any such individual).
                                      - You're a broker, dealer or agent who has a sales agreement with the Fund's distributor (or an employee or immediate
                                        family member of any such individual).
                                      - You buy shares pursuant to a wrap-fee program offered by a broker-dealer or other financial institution.
                                      - You buy shares with the proceeds of Trust Shares or
                                      Institutional Shares of a Portfolio redeemed in connection with a rollover of benefits paid by a qualified retirement or employee benefit plan or a distribution on behalf of
                                        any other qualified account administered by Mercantile
                                        Bank or its affiliates or correspondents within 60 days of receipt of such payment.
                                      - You buy shares through a payroll deduction program.
                                      - You're an employee of any sub-adviser to the Fund.
                                      - You were a holder of a Southwestern Bell VISA card
                                      formerly issued by Mercantile Bank of Southern Illinois,
                                        N.A. and you participated in the Fund's Automatic
                                        Investment Program.
                                      - You're exchanging Trust Shares of a Portfolio received
                                      from the distribution of assets held in a qualified trust, agency or custodian account with Mercantile Bank or any of its affiliates or correspondents.
                                      - You're another investment company distributed by the
                                      Fund's distributor or its affiliates.
                                      If you think you qualify for any these waivers, please call the Fund at 1-800-452-2724 before buying any shares.

                                       40
-

                                               DISTRIBUTION ARRANGEMENTS/
   YOUR ACCOUNT                                             SALES CHARGES

   SALES CHARGE WAIVERS
   INVESTOR B SHARES

   No CDSC is assessed on redemptions of Investor B Shares if:
   - The shares were purchased with reinvested dividends or capital gains distributions.
   - The shares were purchased through an exchange of Investor B Shares of another Portfolio.
   - The redemption represents a distribution from a qualified retirement plan under Section 403(b)(7) of the Internal Revenue Code, due to death, disability or the attainment of a specified age.

   - The redemption is in connection with the death or disability of the shareholder.

   - You participate in the Automatic Withdrawal Plan and your annual withdrawals do not exceed 12% of your account's value.

   - Your account falls below the Portfolio's minimum account size, and the Fund liquidates your account (see page 47).

   - The redemption results from a tax-free return of an excess contribution, pursuant to Section 408(d)(4) or (5) of the Internal Revenue Code.

   DISTRIBUTION AND SERVICE FEES

   Investor A Shares of the Portfolios pay distribution (12b-1) and shareholder service fees at an annual rate of up to 0.30% of each Portfolio's Investor A Share assets. Investor B Shares of the Portfolios pay distribution (12b-1) and shareholder service fees at an annual rate of up to 1.00% of each Portfolio's Investor B Share assets. The Fund has adopted separate distribution and service plans under Rule 12b-1 that allow each Portfolio to pay fees from its Investor A Share or Investor B Share assets for selling and distributing Investor A Shares or Investor B Shares, as the case may be, and for services provided to shareholders. Because 12b-1 fees are paid on an ongoing basis, over time they increase the cost of your investment and may cost more than other sales charges.

   CONVERTING INVESTOR B SHARES TO INVESTOR A SHARES

   Eight years after you buy Investor B Shares of a Portfolio, they will automatically convert to Investor A Shares of the Portfolio. This allows you to benefit from the lower annual expenses of Investor A Shares.

   CHOOSING BETWEEN INVESTOR A SHARES AND INVESTOR B SHARES

   In deciding whether to buy Investor A Shares or Investor B Shares, you should consider how long you plan to hold the shares. Over time, the higher fees on Investor B Shares may equal or exceed the initial sales charge and fees for Investor A Shares. Investor A Shares may be a better choice if you qualify to have the sales charges reduced or eliminated, or if you plan to sell your shares within one or two years. Consult your financial adviser for help in choosing the appropriate share class.


                                       41
-

   YOUR ACCOUNT                                EXPLANATION OF SALES PRICE

                                      Shares of each class in a Portfolio are sold at their net
                                      asset value (NAV) plus, in the case of Investor A Shares, a front-end sales charge, if applicable. This is commonly
                                      referred to as the "public offering price."
                                      The NAV for each class of shares of a Portfolio is
                                      determined as of the close of regular trading on the New
                                      York Stock Exchange (currently 4:00 p.m., Eastern time) on every business day. The NAV for a class of shares is
                                      determined by adding the value of the Portfolio's
                                      investments, cash and other assets attributable to a
                                      particular share class, subtracting the Portfolio's
                                      liabilities attributable to that class and then dividing the result by the total number of shares in the class that are outstanding.
                                      - Each Portfolio's investments are valued according to
                                      market value. When a market quote is not readily available, the security's value is based on "fair value" as
                                        determined by MVA (or Clay Finlay, with respect to the
                                        International Equity Portfolio) under the supervision of
                                        the Fund's Board of Directors. Foreign securities acquired by the International Equity Portfolio may be valued in
                                        foreign markets on days when the Portfolio's NAV is not
                                        calculated. In such cases, the NAV of the Portfolio's
                                        shares may be significantly affected on days when
                                        investors cannot buy and sell Portfolio shares.
                                      - If you properly place a purchase order (see "How to Buy
                                      Shares" on page 43) that is delivered to the Fund before
                                        4:00 p.m. (Eastern time) on any business day, the order
                                        receives the share price determined for your share class
                                        as of 4:00 p.m. that day. If the order is received after
                                        4:00 p.m., it will receive the price determined on the
                                        next business day. You must pay for your shares no later
                                        than 4:00 p.m. three business days after placing the
                                        order, or the order will be cancelled.


    BUSINESS DAYS DEFINED
    A business day is any day
    that both the New York Stock
    Exchange and the Federal
    Reserve Bank of St. Louis
    are open for business.
    Currently, the Fund observes
    the following holidays: New
    Year's Day, Martin Luther
    King Jr. Day, Presidents'
    Day, Good Friday, Memorial
    Day (observed), Independence
    Day (observed), Labor Day,
    Columbus Day, Veterans' Day,
    Thanksgiving and Christmas.


                                       42
-

   YOUR ACCOUNT                                         HOW TO BUY SHARES

                                                                                        TO OPEN         TO ADD TO
                                                            MINIMUM INVESTMENTS       YOUR ACCOUNT     YOUR ACCOUNT
                                                        Regular accounts                 $1,000            $100
                                                        ------------------------------------------------------------
                                                        Sweep program
                                                        through your
                                                        financial institution              None            None
                                                        ------------------------------------------------------------
                                                        Wrap fee program
                                                        through your
                                                        financial institution              None            None
                                                        ------------------------------------------------------------
                                                        Payroll Deduction
                                                        Program*                           None            $25
                                                        ------------------------------------------------------------
                                                        Automatic Exchange                            $1,000 minimum
                                                        Program*                         $5,000          account
                                                                                                         balance
                                                        ------------------------------------------------------------
                                                        Automatic
                                                        Investment Program*                 $50            $50

                                         * See Investor Programs below.
Investing in the Mercantile Stock
   Portfolios is quick and
   convenient. You can purchase
   Investor A Shares or Investor B
   Shares in any of the following
   ways:
   - THROUGH A BROKER-DEALER
     ORGANIZATION. You can purchase
     shares through any broker-
     dealer organization that has a
     sales agreement with the
     Fund's distributor. The
     broker-dealer organization is
     responsible for sending your
     purchase order to the Fund.
   - THROUGH A FINANCIAL
     ORGANIZATION. You can purchase
     shares through any financial
     organization that has entered
     into a servicing agreement
     with the Fund. The financial
     organization is responsible
     for sending your purchase
     order to the Fund.
   - DIRECTLY FROM THE FUND BY MAIL. Just complete an account application and send it, along with a check for at least the minimum purchase amount, to:
     Mercantile Mutual Funds, Inc., P.O. Box 78069 -- Tram 001/128/41-6, St. Louis, Missouri 63178. Remember to specify whether you're buying Investor A Shares or Investor B Shares. To make additional investments once you've opened your account, send your check to the address above together with the detachable form that's included with your Fund statement or confirmation of a prior transaction or a letter stating the amount of your investment, the name of the Portfolio you want to invest in and your account number.
In addition, you may call the Fund at 1-800-452-2724 for more information on how to buy shares.


                                       43
-

   YOUR ACCOUNT                                        HOW TO SELL SHARES

   SELLING RECENTLY
   PURCHASED SHARES
   If you attempt to
   sell shares you
   recently purchased
   with a personal
   check, the Fund may
   delay processing
   your request until
   it collects payment
   for those shares.
   This process may
   take up to 15 days,
   so if you plan to
   sell shares shortly
   after purchasing
   them, you may want
   to consider
   purchasing shares
   with a certified or
   bank check or via
   electronic transfer
   to avoid delays.

                                 You can arrange to get money out of your account by selling some or all of your shares. This is known as "redeeming"
                                 your shares. You can redeem your shares in the following
                                 ways:
                                 THROUGH A BROKER-DEALER OR OTHER FINANCIAL ORGANIZATION
                                 If you purchased your shares through a broker-dealer or
                                 other financial organization, your redemption order should be placed through the same organization. The organization is responsible for sending your redemption order to the Fund on a timely basis.
                                 BY MAIL
                                 Send your written redemption request to: Mercantile Mutual
                                 Funds, Inc., P.O. Box 78069 -- Tram 001/128/41-6, St. Louis,
                                 Missouri 63178. Your request must include the name of the
                                 Portfolio, the number of shares or the dollar amount you
                                 want to sell, your account number, your social security or tax identification number and the signature of each
                                 registered owner of the account. Your request also must be accompanied by any share certificates that are properly
                                 endorsed for transfer. Additional documents may be required for certain types of shareholders, such as corporations,
                                 partnerships, executors, trustees, administrators or
                                 guardians.
                                 The Fund's transfer agent may require a signature guarantee unless the redemption proceeds are payable to the
                                 shareholder of record and the redemption is either mailed to the shareholder's address of record or electronically
                                 transferred to the account designated on the original
                                 account application. A signature guarantee helps prevent
                                 fraud, and you may obtain one from most banks and
                                 broker-dealers. Contact your broker-dealer or other
                                 financial organization or the Fund for more information on signature guarantees.
                                 BY TELEPHONE
                                 You may redeem your shares by telephone if you have selected that option on your account application. Call the Fund at
                                 1-800-452-2724 with your request. You may have your proceeds mailed to your address or transferred electronically to the bank account designated on your account application. If you have not previously selected the telephone privilege, you
                                 may add this feature by providing written instructions to
                                 the Fund's transfer agent. If you have difficulty getting
                                 through to the Fund because of unusual market conditions,
                                 consider selling your shares by mail.
                                 You may sell your Portfolio shares at any time. Your shares will be sold at the NAV next determined after the Fund
                                 accepts your order (see above). The proceeds of the sale of
                                 Investor B Shares will be reduced by the applicable CDSC.
                                 Your proceeds ordinarily are sent electronically or mailed by check within three business days. If your account holds both Investor A Shares and Investor B Shares, be sure to
                                 specify which shares you are selling. Otherwise, Investor A
                                 Shares will be sold first.

                                       44
-

   YOUR ACCOUNT                                         INVESTOR PROGRAMS

   It's also easy to buy or sell shares of the Portfolios by using one of the programs described below.

   AUTOMATIC INVESTMENT PROGRAM

   You may open an account or make additional investments to an existing account for as little as $50 a month with the Fund's Automatic Investment Program
   (AIP). Under the AIP, you specify the dollar amount to be automatically withdrawn each month from your bank checking account and invested in your Portfolio account. Purchases of Investor A Shares or Investor B Shares will occur on the 5th or 20th day (or the next business day after the 5th or 20th) of each month at the net asset value plus any front-end sales charge, if applicable, next determined on the day the order is effected. To take advantage of the AIP, complete the AIP authorization form included with your account application or contact your broker-dealer or other financial organization.

   AIP lets you take advantage of "dollar cost averaging," a long-term investment technique designed to help investors reduce their average cost per share over time. Instead of trying to time the market, you can invest a fixed dollar amount each month. So, you buy fewer Portfolio shares when prices are high and more when prices are low. Because dollar cost averaging involves regular investing over time, regardless of share price, it may not be appropriate for all investors.

   In addition, dollar cost averaging does not guarantee a profit or protect against loss in a steadily declining market. To be effective, dollar cost averaging usually should be followed on a sustained, consistent basis. Even then, however, there can be no guarantee of the success of this technique, and it will not prevent a loss if an investor ultimately redeems his or her shares at a price that is lower than the original purchase price.

   EXCHANGES

   The exchange privilege enables you to exchange Investor A Shares of one Portfolio for Investor A Shares (or in certain limited circumstances, Trust or Institutional Shares) of another Portfolio and to exchange Investor B Shares of one Portfolio for Investor B Shares of another Portfolio. Just sign up for the exchange privilege on your account application and contact your broker-dealer or other financial organization when you want to exchange shares. You also may exchange shares by telephoning the Fund directly (call 1-800-452-2724) if you have elected this privilege on your account application. The exchange privilege may be exercised only in those states where the class of shares of the Portfolio being acquired may be legally sold.

   When exchanging Investor A Shares of a Portfolio that has no sales charge or a lower sales charge for Investor A Shares of a Portfolio with a higher sales charge, you will pay the difference.

   You may exchange Investor B Shares without paying a CDSC on the exchange. The holding period of the shares originally held and redeemed will be added to the holding period of the new shares acquired through the exchange.


                                       45
-

   YOUR ACCOUNT                                         INVESTOR PROGRAMS

   AUTOMATIC EXCHANGE PROGRAM

   This program lets you automatically exchange shares of one Portfolio for shares of another Portfolio on a regular basis, as long as the shares are of the same class. Because you're making regular purchases, the Automatic Exchange Program enables you to take advantage of dollar cost averaging. (See "Automatic Investment Program" above.)

   To participate, you must make a minimum initial purchase of $5,000 and maintain a minimum account balance of $1,000. In addition, you must complete the authorization form included with your account application or available from your broker-dealer or other financial organization. In order to change instructions with respect to the Automatic Exchange Program or to discontinue the program, you must send written instructions to your broker-dealer or other financial organization or to the Fund.

   AUTOMATIC WITHDRAWAL PLAN

   If the net asset value of your account equals $10,000 or more, you may take advantage of the Fund's Automatic Withdrawal Plan (AWP). With the AWP, you can have monthly, quarterly, semi-annual or annual redemptions of at least $50 from your Portfolio account sent to you via check or to your bank account electronically on the 5th or 20th day of the applicable month of withdrawal. No CDSC will be charged on withdrawals of Investor B Shares made through the AWP that don't annually exceed 12% of your account's value.

   To participate in the AWP, complete the AWP application included with your account application or contact your broker-dealer or other financial organization. A signature guarantee will be required. You may terminate your participation in the AWP upon 30 days' notice to your broker-dealer or other financial organization or to the Fund.

   PAYROLL DEDUCTION PROGRAM

   You can make regular investments from your paycheck. The minimum investment is $25 per pay period. Call the Fund at 1-800-452-2724 for an application and further information. The Fund may terminate the program at any time.


                                       46
-

   YOUR ACCOUNT                              GENERAL TRANSACTION POLICIES

   The Fund reserves the right to:

     - Vary or waive any minimum investment requirement.

     - Refuse any order to buy shares.

     - Reject any exchange request.

     - Change or cancel the procedures for selling or exchanging shares by telephone at any time.

     - Redeem all shares in your account if your balance falls below $500. If, within 60 days of the Fund's written request, you have not increased your account balance, you may be required to redeem your shares. The Fund will not require you to redeem shares if the value of your account drops below $500 due to fluctuations in net asset value.

     - Send redemption proceeds within seven days after receiving a request, if an earlier payment could adversely affect a Portfolio.

     - Modify or terminate the Automatic Exchange, Automatic Investment and Automatic Withdrawal programs at any time.

     - Modify or terminate the exchange privilege after 60 days' written notice to shareholders.

     - Make a "redemption in kind." Under abnormal conditions that may make payment in cash unwise, the Fund may offer partial or complete payment in portfolio securities rather than cash at such securities' then-market-value equal to the redemption price. In such cases, you may incur brokerage costs in converting these securities to cash.

   If you elect telephone privileges on the account application or in a letter to the Fund, you may be responsible for any fraudulent telephone orders as long as the Fund has taken reasonable precautions to verify your identity.

   Also, your broker-dealer or other financial organization may establish policies that differ from those of the Fund. For example, the organization may charge transaction fees, set higher minimum investments, or impose certain limitations on purchasing or redeeming shares in addition to those identified in this prospectus. Contact your broker-dealer or other financial organization for details.


                                       47
-
 logo
 logo   Q
             DISTRIBUTIONS AND TAXES

   DIVIDENDS AND DISTRIBUTIONS

   The Portfolios pay their shareholders dividends from the Portfolios' respective net investment income and distribute any net capital gains the Portfolios have realized.

   Dividends for the Balanced, Equity Income, Equity Index, Growth & Income Equity and Growth Equity Portfolios are declared and paid monthly. Dividends for the Small Cap Equity, Small Cap Equity Index and International Equity portfolios are declared and paid quarterly. Capital gains, if any, for all of the Portfolios are distributed at least once a year. It's expected that each Portfolio's annual distributions will normally - but not always - consist primarily of capital gains and not ordinary income.

   Dividends on each share class of the Portfolios are determined in the same manner and are paid in the same amount. However, each share class bears all expenses associated with that particular class. So, because Investor B Shares have higher distribution and service fees than Investor A Shares, the dividends paid to Investor B shareholders will be lower than those paid to Investor A shareholders.

   All of your dividends and capital gains distributions with respect to a particular Portfolio will be reinvested in additional shares of the same class unless you instruct otherwise on your account application or have redeemed all shares you held in the Portfolio. In such cases, dividends and distributions will be paid in cash.


                                       48
-

   DISTRIBUTIONS AND TAXES

   You will be advised at
   least annually
   regarding the federal
   income tax treatment
   of dividends and
   distributions made to
   you. You should save
   your account
   statements because
   they contain
   information you will
   need to calculate your
   capital gains or
   losses upon your
   ultimate sale or
   exchange of shares in
   the Portfolios.

                                      TAXATION
                                      As with any investment, you should consider the tax
                                      implications of an investment in the Portfolios. The
                                      following is only a brief summary of some of the important tax considerations generally affecting the Portfolios and
                                      their shareholders under current law, which may be subject to change in the future. Consult your tax adviser with
                                      specific reference to your own tax situation.
                                      - The Portfolios' distributions generally will be taxable to shareholders as ordinary income and capital gains (which may be taxable at different rates depending on the length of
                                        time each Portfolio held the relevant assets). You will be subject to income tax on these distributions whether they
                                        are paid in cash or reinvested in additional shares.
                                      - If you purchase shares just prior to a distribution, the purchase price will reflect the amount of the upcoming
                                        distribution, but you will be taxed on the entire amount
                                        of the distribution received even though, as an economic
                                        matter, the distribution simply constitutes a return of
                                        capital. This is known as "buying into a dividend."
                                      - You will recognize a taxable gain or loss on a sale,
                                      exchange or redemption of your shares, including an exchange for shares of another Portfolio, based on the difference
                                        between your tax basis in the shares and the amount you
                                        receive for them.
                                      - Any loss realized on shares held for six months or less
                                      will be treated as a long-term capital loss to the extent
                                        that any capital gains distributions were received with
                                        respect to the shares.
                                      - Distributions on, and sales, exchanges and redemptions of, shares held in an IRA or other tax-qualified plan will not be currently taxable.
                                      - The International Equity Portfolio is expected to be
                                      subject to foreign withholding taxes with respect to
                                        dividends or interest received from sources in foreign
                                        countries. The Portfolio may make an election to treat a
                                        proportionate amount of such taxes as a distribution to
                                        each shareholder. This would allow each shareholder to
                                        either (1) credit such proportionate amount of taxes
                                        against U.S. federal income tax liability, or (2) take
                                        such amount as an itemized deduction.
                                      For more information regarding the taxation of the
                                      Portfolios, consult the SAI under the heading "Additional
                                      Information Concerning Taxes." You also should consult your tax adviser for information regarding state and local tax
                                      consequences and the applicability of any foreign taxes or
                                      U.S. withholding taxes with respect to your specific
                                      situation.

                                       49
-
 logo
 logo   Q
             MANAGEMENT OF THE FUND

   THE ADVISER

   MVA, subject to the general supervision of the Fund's Board of Directors, is responsible for the day-to-day management of the Portfolios in accordance with each Portfolio's respective investment objective and policies. This includes making investment decisions, buying and selling securities and overseeing the administration and recordkeeping for each Portfolio.

   In exchange for these services, MVA receives an investment advisory fee, which is calculated daily and paid monthly, according to the average daily net assets of each Portfolio. For the fiscal year ended November 30, 1998, the Portfolios paid MVA advisory fees as follows:

                                             INVESTMENT ADVISORY FEES
                  PORTFOLIO                    AS A % OF NET ASSETS
                                          ------------------------------
     Balanced Portfolio                                 .75%
                                          ------------------------------
     Equity Income Portfolio                            .62%
                                          ------------------------------
     Equity Index Portfolio                             .23%

                                          ------------------------------
     Growth & Income Equity Portfolio                   .55%
                                          ------------------------------
     Growth Equity Portfolio                            .75%
                                          ------------------------------
     Small Cap Equity Portfolio                         .75%
                                          ------------------------------
     Small Cap Equity Index Portfolio*                  .40%
                                          ------------------------------
     International Equity Portfolio                    1.00%
    ---------------------------------------------------------------------

   * The Small Cap Equity Index Portfolio commenced operations on December 30, 1998 and the fee shown is that which currently is in effect.

   THE SUB-ADVISER

   Clay Finlay, Inc., an experienced international investment manager, serves as sub-adviser to the International Equity Portfolio and is responsible for the management of the Portfolio's assets. Clay Finlay manages the Portfolio under the guidance and direction of MVA and according to its sub-advisory agreement with MVA. For its services, Clay Finlay receives from MVA a monthly fee based on a percentage of the Portfolio's average daily net assets.

   Founded in 1982, Clay Finlay is a registered investment adviser and a wholly-owned subsidiary of United Asset Management Corporation, a financial services holding company. Clay Finlay's principal office is located at 200 Park Avenue, 56th Floor, New York, NY 10166.


                                       50
-
 logo
 logo   Q
             FINANCIAL HIGHLIGHTS

   INTRODUCTION

   The financial highlights tables presented below are intended to help you understand the financial performance of each Portfolio's Investor A Shares and/or Investor B Shares for the past five years (or, if shorter, the period since the Portfolio began operations or the particular shares were first offered). Certain information reflects financial results for a single Investor A Share or Investor B Share in each Portfolio. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in either Investor A Shares or Investor B Shares, assuming reinvestment of all dividends and distributions. This information has been audited by KPMG LLP, independent auditors, whose report, along with the Portfolios' financial statements, are included in the Fund's Annual Report to Shareholders, and are incorporated by reference into the SAI. The Small Cap Equity Index Portfolio did not conduct investment operations during the periods covered by the tables.


                                       51
-

    FINANCIAL HIGHLIGHTS                                BALANCED PORTFOLIO

                                                         INVESTOR A SHARES
                                          (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                                      YEAR ENDED NOVEMBER 30,
                                            1998      1997      1996      1995     1994(a)
   NET ASSET VALUE, BEGINNING OF PERIOD   $ 13.26    $12.58    $11.65    $ 9.61    $10.22
   ---------------------------------------------------------------------------------------
   INVESTMENT ACTIVITIES
     Net investment income                   0.28      0.32      0.32      0.32      0.28
     Net realized and unrealized gains
       (losses) from investments             0.84      1.47      1.34      2.02     (0.47)
   ---------------------------------------------------------------------------------------
       Total from Investment Activities      1.12      1.79      1.66      2.34     (0.19)
   ---------------------------------------------------------------------------------------
   DISTRIBUTIONS
     Net investment income                  (0.28)    (0.40)    (0.31)    (0.30)    (0.29)
     Net realized gains                     (1.47)    (0.71)    (0.42)       --        --
     In excess of net realized gains           --        --        --        --     (0.13)
   ---------------------------------------------------------------------------------------
       Total Distributions                  (1.75)    (1.11)    (0.73)    (0.30)    (0.42)
   ---------------------------------------------------------------------------------------
   NET ASSET VALUE, END OF PERIOD         $ 12.63    $13.26    $12.58    $11.65    $ 9.61
   ---------------------------------------------------------------------------------------
       Total Return (excludes sales
         charges)                            9.43%    15.38%    15.10%    24.85%    (1.91)%
   RATIOS/SUPPLEMENTARY DATA:
     Net Assets at end of period (000)    $10,659    $9,923    $9,328    $8,348    $7,321
     Ratio of expenses to average net
       assets                                1.26%     1.27%     1.27%     1.27%     1.27%
     Ratio of net investment income to
       average net assets                    2.23%     2.57%     2.79%     2.98%     2.77%
     Ratio of expenses to average net
       assets*                               1.36%     1.37%     1.37%     1.37%     1.39%
     Portfolio turnover**                   47.79%    43.60%    85.16%    58.16%    49.00%

    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

    ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

   (a) On September 27, 1994, the Portfolio redesignated Investor Shares as "Investor A" Shares, and authorized the issuance of a series of shares designated as "Investor B" Shares.

   FINANCIAL HIGHLIGHTS                                BALANCED PORTFOLIO

                                                           INVESTOR B SHARES
                                           (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                                                            MARCH 1, 1995 TO
                                             YEAR ENDED NOVEMBER 30,          NOVEMBER 30,
                                            1998       1997       1996          1995(a)
   NET ASSET VALUE, BEGINNING OF PERIOD    $13.15     $12.49     $11.59          $10.13
   ------------------------------------------------------------------------------------------
   INVESTMENT ACTIVITIES
     Net investment income                   0.21       0.25       0.25            0.22
     Net realized and unrealized gains
       from investments                      0.81       1.43       1.33            1.44
   ------------------------------------------------------------------------------------------
       Total from Investment Activities      1.02       1.68       1.58            1.66
   ------------------------------------------------------------------------------------------
   DISTRIBUTIONS
     Net investment income                  (0.20)     (0.26)     (0.26)          (0.20)
     In excess of net investment income        --      (0.05)        --              --
     Net realized gains                     (1.47)     (0.71)     (0.42)             --
   ------------------------------------------------------------------------------------------
       Total Distributions                  (1.67)     (1.02)     (0.68)          (0.20)
   ------------------------------------------------------------------------------------------
   NET ASSET VALUE, END OF PERIOD          $12.50     $13.15     $12.49          $11.59
   ------------------------------------------------------------------------------------------
       Total Return (excludes sales
         charges)                            8.63%     14.57%     14.35%          23.92%(b)
   RATIOS/SUPPLEMENTARY DATA:
     Net Assets at end of period (000)     $1,285     $  522     $  321          $   36
     Ratio of expenses to average net
       assets                                1.96%      1.96%      1.96%           1.93%(c)
     Ratio of net investment income to
       average net assets                    1.57%      1.85%      2.09%           2.28%(c)
     Ratio of expenses to average net
       assets*                               2.06%      2.06%      2.06%           2.03%(c)
     Portfolio turnover**                   47.79%     43.60%     85.16%          58.16%

    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

    ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

   (a) Period from commencement of operations.

   (b) Represents total return for Investor A Shares from December 1, 1994 to February 28, 1995 plus total return for Investor B Shares from March 1, 1995 through November 30, 1995.

   (c) Annualized.

   FINANCIAL HIGHLIGHTS                           EQUITY INCOME PORTFOLIO

                                                   (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                                              FEBRUARY 27,                       FEBRUARY 27,
                                             YEAR ENDED         1997 TO         YEAR ENDED         1997 TO
                                            NOVEMBER 30,      NOVEMBER 30,     NOVEMBER 30,      NOVEMBER 30,
                                                1998            1997(a)            1998            1997(a)
                                             INVESTOR A        INVESTOR A       INVESTOR B        INVESTOR B
                                               SHARES            SHARES           SHARES            SHARES
   NET ASSET VALUE, BEGINNING OF PERIOD        $ 11.56          $ 10.00           $ 11.55          $ 10.00
   ----------------------------------------------------------------------------------------------------------
   INVESTMENT ACTIVITIES
     Net investment income                        0.17             0.16              0.11(d)          0.10
     Net realized and unrealized gains
       from investments                           0.98             1.57              0.97             1.57
   ----------------------------------------------------------------------------------------------------------
       Total from Investment Activities           1.15             1.73              1.08             1.67
   ----------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS
     Net investment income                       (0.18)           (0.16)            (0.11)           (0.10)
     In excess of net investment income             --            (0.01)               --            (0.02)
     Net realized gains                          (2.29)              --             (2.29)              --
   ----------------------------------------------------------------------------------------------------------
       Total Distributions                       (2.47)           (0.17)            (2.40)           (0.12)
   ----------------------------------------------------------------------------------------------------------
   NET ASSET VALUE, END OF PERIOD              $ 10.24          $ 11.56           $ 10.23          $ 11.55
   ----------------------------------------------------------------------------------------------------------
       Total Return (excludes sales
         charges)                                11.69%           17.42%(b)         10.98%           16.75%(b)
   RATIOS/SUPPLEMENTARY DATA:
     Net assets at the end of period
       (000)                                   $ 1,709          $   173           $   520          $   131
     Ratio of expenses to average net
       assets                                     1.15%            0.45%(c)          1.84%            1.14%(c)
     Ratio of net investment income to
       average net assets                         1.51%            2.29%(c)          0.83%            1.53%(c)
     Ratio of expenses to average net
       assets*                                    1.38%            1.38%(c)          2.08%            2.07%(c)
     Portfolio turnover**                        98.32%           48.33%            98.32%           48.33%

    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

    ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

   (a) Period from commencement of operations.

   (b) Not annualized.

   (c) Annualized.

   (d) Per share net investment income has been calculated using the daily average share method.

   FINANCIAL HIGHLIGHTS                            EQUITY INDEX PORTFOLIO

                                                                        INVESTOR A SHARES
                                                        (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                                               YEAR ENDED               MAY 1, 1997
                                                              NOVEMBER 30,            TO NOVEMBER 30,
                                                                  1998                    1997(a)
   NET ASSET VALUE, BEGINNING OF PERIOD                         $ 11.93                   $ 10.00
   ------------------------------------------------------------------------------------------------------
   INVESTMENT ACTIVITIES
     Net investment income                                         0.09                      0.07
     Net realized and unrealized gains from
       investments                                                 2.64                      1.94
   ------------------------------------------------------------------------------------------------------
       Total from Investment Activities                            2.73                      2.01
   ------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS
     Net investment income                                        (0.10)                    (0.07)
     In excess of net investment income                              --                     (0.01)
     Net realized gains                                           (0.02)                       --
   ------------------------------------------------------------------------------------------------------
       Total Distributions                                        (0.12)                    (0.08)
   ------------------------------------------------------------------------------------------------------
   NET ASSET VALUE, END OF PERIOD                               $ 14.54                   $ 11.93
   ------------------------------------------------------------------------------------------------------
       Total Return (excludes sales charges)                      23.01%                    20.14%(b)
   RATIOS/SUPPLEMENTARY DATA:
     Net assets at the end of period (000)                      $   914                   $   206
     Ratio of expenses to average net assets                       0.86%                     0.78%(c)
     Ratio of net investment income to average net
       assets                                                      0.70%                     1.02%(c)
     Ratio of expenses to average net assets*                      1.03%                     1.21%(c)
     Portfolio turnover**                                         14.83%                     1.66%

    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

    ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

   (a) Period from commencement of operations.

   (b) Not annualized.

   (c) Annualized.

   FINANCIAL HIGHLIGHTS                  GROWTH & INCOME EQUITY PORTFOLIO

                                                            INVESTOR A SHARES
                                             (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                                         YEAR ENDED NOVEMBER 30,
                                             1998       1997       1996       1995     1994(a)
    NET ASSET VALUE, BEGINNING OF PERIOD   $ 21.12    $ 18.67    $ 16.30    $ 12.70    $ 14.74
    -------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES
      Net investment income                   0.12       0.11       0.20       0.23       0.20
      Net realized and unrealized gains
        (losses) from investments             1.58       3.96       3.32       3.74      (0.17)
    -------------------------------------------------------------------------------------------
        Total from Investment Activities      1.70       4.07       3.52       3.97       0.03
    -------------------------------------------------------------------------------------------
    DISTRIBUTIONS
      Net investment income                  (0.11)     (0.13)     (0.20)     (0.23)     (0.21)
      In excess of net investment income     (0.01)     (0.03)     (0.01)        --         --
      Net realized gains                     (3.57)     (1.46)     (0.94)     (0.14)     (0.18)
      In excess of net realized gains           --         --         --         --      (1.68)
    -------------------------------------------------------------------------------------------
        Total Distributions                  (3.69)     (1.62)     (1.15)     (0.37)     (2.07)
    -------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD         $ 19.13    $ 21.12    $ 18.67    $ 16.30    $ 12.70
    -------------------------------------------------------------------------------------------
        Total Return (excludes sales
          charges)                            9.35%     23.90%     22.99%     31.95%      0.20%
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets of end of period (000)    $48,868    $46,372    $38,229    $25,082    $18,343
      Ratio of expenses to average net
        assets                                1.04%      1.04%      1.05%      1.05%      1.05%
      Ratio of net investment income to
        average net assets                    0.59%      0.60%      1.20%      1.59%      1.45%
      Ratio of expenses to average net
        assets*                               1.14%      1.14%      1.15%      1.15%      1.15%
      Portfolio turnover**                   91.23%     57.11%     63.90%     58.50%     65.00%

    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

    ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

   (a) On September 27, 1994, the Portfolio redesignated Investor Shares as "Investor A" Shares, and authorized the issuance of a series of shares designated as "Investor B" Shares.


                                       56
-

   FINANCIAL HIGHLIGHTS                  GROWTH & INCOME EQUITY PORTFOLIO

                                                            INVESTOR B SHARES
                                            (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                              YEAR ENDED NOVEMBER 30,        MARCH 1, 1995 TO
                                             1998       1997       1996      Nov. 30, 1995(a)
    NET ASSET VALUE, BEGINNING OF PERIOD    $20.94     $18.58     $16.23          $13.43
    ------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES
      Net investment income (loss)           (0.02)(d)   (0.02)     0.11            0.14
      Net realized and unrealized gains
        from investments                      1.57       3.93       3.30            2.81
    ------------------------------------------------------------------------------------------
        Total from Investment Activities      1.55       3.91       3.41            2.95
    ------------------------------------------------------------------------------------------
    DISTRIBUTIONS
      Net investment income                     --         --      (0.11)          (0.15)
      In excess of net investment income     (0.03)     (0.09)     (0.01)             --
      Net realized gains                     (3.57)     (1.46)     (0.94)             --
    ------------------------------------------------------------------------------------------
        Total Distributions                  (3.60)     (1.55)     (1.06)          (0.15)
    ------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD          $18.89     $20.94     $18.58          $16.23
    ------------------------------------------------------------------------------------------
        Total Return (excludes sales
          charges)                            8.59%     23.04%     22.29%          31.20%(b)
    RATIOS/SUPPLEMENTARY DATA:
      Net assets at the end of period
        (000)                               $9,040     $6,349     $3,537          $  781
      Ratio of expenses to average net
        assets                                1.74%      1.73%      1.75%           1.75%(c)
      Ratio of net investment income
        (loss) to average net assets         (0.10)%     (0.11)%     0.49%          0.87%(c)
      Ratio of expenses to average net
        assets*                               1.84%      1.83%      1.85%           1.85%(c)
      Portfolio turnover**                   91.23%     57.11%     63.90%          58.50%

    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

    ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

   (a) Period from commencement of operations.

   (b) Represents the total return for Investor A Shares from December 1, 1994 to February 28, 1995 plus the total return for Investor B Shares from March 1, 1995 to November 30, 1995.

   (c) Annualized.

   (d) Per share net investment income has been calculated using daily average share method.


                                       57
-

   FINANCIAL HIGHLIGHTS                           GROWTH EQUITY PORTFOLIO

                                                         (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                                       OCT. 1, 1997                                            FEB. 23, 1998
                                        YEAR ENDED        THROUGH            YEAR ENDED SEPTEMBER 30,             THROUGH
                                       NOV. 30, 1998   NOV. 30, 1997    1997      1996      1995      1994     NOV. 30, 1998
                                         INVESTOR        INVESTOR                                                INVESTOR
                                         A SHARES       A SHARES(a)                                             B Shares(b)
   NET ASSET VALUE, BEGINNING OF
    PERIOD                                $16.26          $18.75       $ 15.06   $ 13.80   $  9.74   $ 10.02      $16.27
   -------------------------------------------------------------------------------------------------------------------------
   INCOME FROM INVESTMENT ACTIVITIES
    Net investment income (loss)           (0.04)          (0.01)         0.08      0.12      0.10      0.07       (0.07)
    Net realized and unrealized gains
      (losses) on investments               3.70           (0.24)         4.75      1.32      4.05     (0.25)       3.61
   -------------------------------------------------------------------------------------------------------------------------
      Total from Investment
        Activities                          3.66           (0.25)         4.83      1.44      4.15     (0.18)       3.54
   -------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS
    Net investment income                     --              --         (0.09)    (0.11)    (0.09)    (0.07)         --
    Net realized gains                        --           (2.24)        (1.05)    (0.07)       --     (0.03)         --
   -------------------------------------------------------------------------------------------------------------------------
      Total Distributions                     --           (2.24)        (1.14)    (0.18)    (0.09)    (0.10)         --
   -------------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE, END OF PERIOD         $19.92          $16.26       $ 18.75   $ 15.06   $ 13.80   $  9.74      $19.81
   -------------------------------------------------------------------------------------------------------------------------
      Total Return (excludes sales
        charges)                           22.53%          (1.25)%(c)    33.85%    10.48%    42.90%    (1.84)%      9.87%(c)
   RATIOS/SUPPLEMENTARY DATA:
    Net assets at end of period (000)     $4,832          $3,467       $68,965   $55,573   $43,708   $30,282      $  252
    Ratio of expenses to average net
      assets                                1.35%           1.17%(d)      1.14%     1.17%     1.28%     1.36%       2.11%(d)
    Ratio of net investment income
      (loss) to average net assets         (0.26)%         (0.27)%(d)     0.44%     0.86%     0.90%     0.74%      (1.08)%(d)
    Ratio of expenses to average net
      assets*                               1.45%           1.42%(d)      1.39%     1.45%     1.58%     1.64%       2.22%(d)
    Portfolio turnover**                   54.33%          24.45%        42.00%    45.00%    45.00%   127.00%      54.33%

    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

    ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

   (a) The Portfolio commenced operations on January 4, 1993 as a portfolio of Arrow Funds. Upon its reorganization as a new portfolio of the Fund on November 21, 1997, the Growth Equity Portfolio changed its fiscal year end from September 30 to November 30.

   (b) Period from commencement of operations.
   (c) Not annualized.

   (d) Annualized.


                                       58
-

   FINANCIAL HIGHLIGHTS                        SMALL CAP EQUITY PORTFOLIO

                                                           INVESTOR A SHARES
                                            (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                                        YEAR ENDED NOVEMBER 30,
                                            1998       1997       1996       1995     1994(a)
   NET ASSET VALUE, BEGINNING OF PERIOD   $ 15.03    $ 13.40    $ 13.44    $ 11.99    $ 13.14
   -------------------------------------------------------------------------------------------
   INVESTMENT ACTIVITIES
     Net investment income (loss)           (0.06)     (0.05)     (0.01)        --      (0.03)
     Net realized and unrealized gains
       (losses) from investments            (1.89)      2.50       1.03       2.36       0.89
   -------------------------------------------------------------------------------------------
       Total from Investment Activities     (1.95)      2.45       1.02       2.36       0.86
   -------------------------------------------------------------------------------------------
   DISTRIBUTIONS
     In excess of net investment income        --         --      (0.01)        --         --
     Net realized gains                     (1.19)     (0.82)     (1.05)     (0.91)     (1.78)
     In excess of net realized gains        (0.03)        --         --         --      (0.23)
   -------------------------------------------------------------------------------------------
       Total Distributions                  (1.22)     (0.82)     (1.06)     (0.91)     (2.01)
   -------------------------------------------------------------------------------------------
   NET ASSET VALUE, END OF PERIOD         $ 11.86    $ 15.03    $ 13.40    $ 13.44    $ 11.99
   -------------------------------------------------------------------------------------------
       Total Return (excludes sales
         charges)                          (14.19)%     19.45%     8.36%     21.47%      7.38%
   RATIOS/SUPPLEMENTARY DATA:
     Net Assets, End of Period (000)      $11,601    $14,213    $13,889    $15,056    $10,899
     Ratio of expenses to average net
       assets                                1.25%      1.25%      1.26%      1.26%      1.25%
     Ratio of net investment income
       (loss) to average net assets         (0.45)%     (0.29)%    (0.13)%    (0.12)%    (0.44)%
     Ratio of expenses to average net
       assets*                               1.35%      1.35%      1.36%      1.36%      1.36%
     Portfolio turnover**                   69.72%     80.23%     65.85%     83.13%     85.00%

    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

    ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

   (a) On September 27, 1994 the Portfolio redesignated Investor Shares as "Investor A" Shares.


                                       59
-

   FINANCIAL HIGHLIGHTS                        SMALL CAP EQUITY PORTFOLIO

                                                         INVESTOR B SHARES
                                          (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                                                         MARCH 1, 1995 TO
                                            YEAR ENDED NOVEMBER 30,        NOVEMBER 30,
                                            1998      1997      1996          1995(a)
   NET ASSET VALUE, BEGINNING OF PERIOD   $ 14.74    $13.24    $13.37         $11.83
   ---------------------------------------------------------------------------------------
   INVESTMENT ACTIVITIES
     Net investment loss                    (0.14)    (0.13)    (0.07)         (0.03)
     Net realized and unrealized gains
       (losses) from investments            (1.85)     2.45      0.99           1.57
   ---------------------------------------------------------------------------------------
       Total from Investment Activities     (1.99)     2.32      0.92           1.54
   ---------------------------------------------------------------------------------------
   DISTRIBUTIONS
     Net realized gains                     (1.18)    (0.82)    (1.05)            --
     In excess of net realized gains        (0.04)       --        --             --
   ---------------------------------------------------------------------------------------
       Total Distributions                  (1.22)    (0.82)    (1.05)            --
   ---------------------------------------------------------------------------------------
   NET ASSET VALUE, END OF PERIOD         $ 11.53    $14.74    $13.24         $13.37
   ---------------------------------------------------------------------------------------
       Total Return (excludes sales
         charges)                          (14.79)%    18.62%    7.63%         20.83%(b)
   RATIOS/SUPPLEMENTARY DATA:
     Net Assets at end of period (000)    $ 1,286    $1,503    $1,272         $  603
     Ratio of expenses to average net
       assets                                1.95%     1.95%     1.96%          1.96%(c)
     Ratio of net investment loss to
       average net assets                   (1.15)%    (0.99)%   (0.83)%       (0.78)%(c)
     Ratio of expenses to average net
       assets*                               2.05%     2.05%     2.06%          2.06%(c)
     Portfolio turnover**                   69.72%    80.23%    65.85%         83.13%

    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

    ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

   (a) Period from commencement of operations.

   (b) Represents the total return for Investor A Shares from December 1, 1994 to February 28, 1995 plus the total return for Investor B Shares from March 1, 1995 through November 30, 1995.

   (c) Annualized.


                                       60
-

   FINANCIAL HIGHLIGHTS                    INTERNATIONAL EQUITY PORTFOLIO

                                                           INVESTOR A SHARES
                                           (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                                                               APRIL 4, 1994
                                                YEAR ENDED NOVEMBER 30,         TO NOV. 30,
                                            1998     1997     1996     1995     1994(a)(b)
    NET ASSET VALUE, BEGINNING OF PERIOD   $11.99   $12.05   $10.76   $ 9.90      $10.00
    ----------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES
      Net investment income (loss)           0.01    (0.02)    0.02     0.02       (0.01)
      Net realized and unrealized gains
        (losses) from investments and
        foreign currency                     1.77     0.32     1.27     0.86       (0.09)
    ----------------------------------------------------------------------------------------
        Total from Investment Activities     1.78     0.30     1.29     0.88       (0.10)
    ----------------------------------------------------------------------------------------
    DISTRIBUTIONS
      In excess of net investment income    (0.07)   (0.05)      --       --          --
      Net realized gains                    (0.43)   (0.31)      --    (0.01)         --
      Tax return of capital                    --       --       --    (0.01)         --
    ----------------------------------------------------------------------------------------
        Total Distributions                 (0.50)   (0.36)      --    (0.02)         --
    ----------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD         $13.27   $11.99   $12.05   $10.76      $ 9.90
    ----------------------------------------------------------------------------------------
        Total Return (excludes sales
          charges)                          15.33%    2.58%   11.99%    8.89%      (1.00)%(c)
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets at end of period (000)    $3,154   $2,854   $2,573   $1,568      $  791
      Ratio of expenses to average net
        assets                               1.58%    1.59%    1.44%    1.45%       1.55%(d)
      Ratio of net investment income
        (loss) to average net assets         0.02%   (0.20%)   0.19%    0.07%      (0.39)%(d)
      Ratio of expenses to average net
        assets*                              1.75%    1.75%    1.75%    1.76%       1.89%(d)
      Portfolio turnover**                  88.95%   75.18%   77.63%   62.78%      21.00%

    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

    ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

   (a) Period from commencement of operations. On April 4, 1994, the Portfolio issued a series of shares which were designated as "Trust" Shares. In addition, on May 2, 1994, the Portfolio issued a new series of Shares which were designated as "Investor" Shares. The financial highlights presented for April 4, 1994 to May 2, 1994 represent financial highlights applicable to Trust Shares.

   (b) On September 27, 1994, the Portfolio redesignated Investor Shares as "Investor A" Shares.

   (c) Not annualized.

   (d) Annualized.


                                       61
-

   FINANCIAL HIGHLIGHTS                    INTERNATIONAL EQUITY PORTFOLIO

                                                           INVESTOR B SHARES
                                            (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                                                              MARCH 1, 1995
                                              YEAR ENDED NOVEMBER 30,        TO NOVEMBER 30,
                                             1998       1997       1996          1995(a)
    NET ASSET VALUE, BEGINNING OF PERIOD    $11.77     $11.90     $10.71          $ 9.26
    -----------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES
      Net investment income (loss)           (0.09)     (0.09)     (0.04)          (0.03)
      Net realized and unrealized gains
        from investments and foreign
        currency                              1.74       0.30       1.23            1.48
    -----------------------------------------------------------------------------------------
        Total from Investment Activities      1.65       0.21       1.19            1.45
    -----------------------------------------------------------------------------------------
    DISTRIBUTIONS
      In excess of net investment income     (0.02)     (0.03)        --              --
      Net realized gains                     (0.43)     (0.31)        --              --
    -----------------------------------------------------------------------------------------
        Total Distributions                  (0.45)     (0.34)        --              --
    -----------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD          $12.97     $11.77     $11.90          $10.71
    -----------------------------------------------------------------------------------------
        Total Return (excludes sales
          charges)                           14.48%      1.82%     11.11%           8.38%(b)
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets at end of period (000)     $  624     $  562     $  437          $  102
      Ratio of expenses to average net
        assets                                2.28%      2.29%      2.14%           2.02%(c)
      Ratio of net investment income
        (loss) to average net assets         (0.70)%     (0.91)%    (0.50)%        (0.96)%(c)
      Ratio of expenses to average net
        assets*                               2.45%      2.45%      2.46%           2.44%(c)
      Portfolio turnover**                   88.95%     75.18%     77.63%          62.78%

    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

    ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

   (a) Period from commencement of operations.

   (b) Represents the total return for Investor A Shares from December 1, 1994 to February 28, 1995 plus the total return for Investor B Shares from March 1, 1995 through November 30, 1995.

   (c) Annualized.


                                       62
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[Back Cover Page]

Where to find more information

You'll find more information about the Mercantile Stock Portfolios in the following documents:

Annual and semi-annual reports
The Fund's annual and semi-annual reports contain more information about each Portfolio and a discussion about the market conditions and investment strategies that had a significant effect on each Portfolio's performance during the last fiscal year.

Statement of Additional Information (SAI)
The SAI contains detailed information about the Portfolios and their policies. By law, it's incorporated by reference into (considered to be part of) this prospectus.

You can get a free copy of these documents, request other information about the Portfolios and make shareholder inquiries by calling the Fund at 1-800-452-2724 or by writing to:

Mercantile Mutual Funds, Inc.
P.O. Box 78069
St. Louis, Missouri 63175

If you buy your shares through a broker-dealer or other financial institution, you may contact your institution for more information.

You can write to the Securities and Exchange Commission (SEC) Public Reference Section and ask them to mail you information about the Portfolios, including the SAI. They'll charge you a fee for this service. You can also visit the SEC Public Reference Room and copy the documents while you're there. For information about the operation of the Public Reference Room, call the SEC.

Public Reference Section of the SEC
Washington, DC  20549-6009
1-800-SEC-0330

Reports and other information about the Mercantile Stock Portfolios are also available on the SEC's website at http://www.sec.gov.







The Fund's Investment Company Act File No. is 811-3567